UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03015
Augustar
®
Variable Insurance Products Fund, Inc.
(Exact name of registrant as specified in charter)

One Financial Way, Cincinnati, OH 45242
(Address of principal executive offices) (Zip code)
CT Corporation
300 E. Lombard St., Suite 1400
Baltimore, MD 21202
(Name and address of agent for service)
Registrant's telephone number, including area code:
5
13
-
794
-
6100
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2025
Item 1. Reports to Stockholders.
(a)
AVIP Bond Portfolio

ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the AVIP Bond Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at
877-781-6392
 (toll-free).
This report describes changes to the Portfolio that occurred during the reporting period.
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP Bond Portfolio	$ 63	0.61%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio outperformed its primary benchmark for the year. Outperformance was driven by corporate bond allocation and security selection. Allocation to corporate credit was a positive contributor relative to the index. This performance was augmented by an even larger positive sector contribution from the Financials, Information Technology, and Communication Services sectors though there was a partial offset by underperformance from the Consumer Discretionary and Materials sectors. During the latter part of the year, the Portfolio increased its allocation to higher-rated collateralized loan obligations (“CLOs“) to enhance yield and improve overall credit quality. This allocation aided the performance of the Portfolio compared to the benchmark, as the credit spread on CLOs added were greater than that of the overall index.
Portfolio

Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio.

They assume a hypothetical $10,000 initial investment in the Portfolio at the beginning of the first fiscal year, as well as in an appropriate broad-based securities market index and an optional secondary comparative index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2025)	1 Year	5 Years	10 Years
AVIP Bond Portfolio	7.67	(0.06)	3.36
ICE BofA U.S. Broad Market Index (Broad-based market index)	7.15	(0.42)	2.01
ICE BofA U.S. Corporate Index (Secondary comparative index)	7.78	0.11	3.36
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Key Portfolio

Statistics (As of December 31, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 267,081,883
Total number of portfolio holdings	162
Total advisory fee paid	$ 1,333,272
Portfolio turnover rate	112%
Graphical Representation of Holdings (As of December 31, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
Bank of Nova Scotia / The 6.875%, 10/27/2085	1.2%
Zions Bancorp N.A. 4.704%, 08/18/2028	1.1%
JPMorgan Chase & Co. 4.810%, 10/22/2036	1.1%
UnitedHealth Group, Inc. 5.500%, 07/15/2044	1.1%
Morgan Stanley 4.892%, 10/22/2036	1.1%
Prudential Financial, Inc. 4.500%, 09/15/2047	1.1%
Antares Holdings LP 2.750%, 01/15/2027	1.1%
First Citizens BancShares, Inc. 5.600%, 09/05/2035	1.1%
Goldman Sachs Group, Inc. / The 4.369%, 10/21/2031	1.0%
Meta Platforms, Inc. 5.625%, 11/15/2055	1.0%
Portfolio Composition
Sector

Allocation
Material Fund Changes
This is a summary of certain changes to the Portfolio since December 31, 2024.

For more complete information, you may review the Fund’s prospectus dated December 5, 2025, which is available at
www.augustarfund.com
or by calling
877-781-6392
 (toll free).
Derivatives Risk, Swap Risk, and CDX Tranche Risk were added as principal investment risks within the Portfolio’s December 5, 2025 Prospectus.
On October 10, 2025, the Portfolio’s adviser entered into an expense limitation agreement whereby the Portfolio’s annual net operating expenses will not exceed 0.82% for a period of two years.

No expense waivers or reimbursements were made during the year in connection with the expense
limitation agreement.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to
variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP BlackRock Balanced Allocation Portfolio

ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the AVIP BlackRock Balanced Allocation Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at
877-781-6392
 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP BlackRock Balanced Allocation Portfolio	$ 62	0.57%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio’s equity sleeve outperformed the primary benchmark for the year, and the fixed income sleeve outperformed the fixed income portion of the secondary benchmark.

However, the Portfolio’s allocation to fixed income securities was the primary driver of underperformance for the year compared to the primary benchmark, as the domestic fixed income market generally underperformed compared to the equity markets.
In the equity sleeve, security selection was the main driver of outperformance for the year, driven by selection in Financials, Health Care, and Industrials. Sector allocation decisions had muted impact on performance, with an underweight to Materials contributing to performance while an overweight to Information Technology detracted.

At the security level, the top contributors to relative performance for the year were overweights to Lam Research Corp., Cardinal Health, Inc., and Comfort Systems U.S.A., Inc., while overweights to Comcast Corp. Class A, Equinix, Inc, and Motorola Solutions, Inc. were the top detractors.
In the fixed income sleeve, outperformance compared to the fixed income portion of the secondary benchmark was driven by exposure by sector allocation to Financials and Consumer Staples as the allocation to corporate credit was largely neutral. Positive returns compared to the fixed income portion of the secondary index for the year were observed across most credit ratings, led by AA- and BBB-rated securities. During the year, the Portfolio benefited from curve positioning to the intermediate part of the curve, compared to the fixed income portion of the secondary benchmark, with a net contribution of 38 basis points.
Portfolio

Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio.

They assume a hypothetical $10,000 initial investment in the Portfolio at the beginning of the first fiscal year, as well as in an appropriate broad-based securities market index and an optional secondary comparative index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2025)	1 Year	5 Years	10 Years
AVIP BlackRock Balanced Allocation Portfolio	16.61	10.39	10.82
S&P 500 ® Index (Broad-based market index)	17.88	14.42	14.82
70% S&P 500 ® Index/30% ICE BofA U.S. Corporate Index (Secondary comparative index)	14.88	10.09	11.44
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Key Portfolio

Statistics (As of December 31, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 367,961,405
Total number of portfolio holdings	253
Total advisory fee paid	$ 1,883,282
Portfolio turnover rate	72%
Graphical Representation of Holdings (As of December 31, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
NVIDIA Corp.	6.2%
Apple, Inc.	5.5%
Microsoft Corp.	5.0%
Amazon.com, Inc.	3.4%
Alphabet, Inc. Class A	2.4%
Meta Platforms, Inc. Class A	2.1%
Broadcom, Inc.	2.1%
Alphabet, Inc. Class C	1.9%
Tesla, Inc.	1.5%
Walmart, Inc.	1.4%
Portfolio Composition
Sector

Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to
variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP BlackRock Advantage International Equity Portfolio
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the AVIP BlackRock Advantage International Equity Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at
877-781-6392
 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP BlackRock Advantage International Equity Portfolio	$ 103	0.88%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio outperformed the primary benchmark for the year.

Security selection drove outperformance, while sector allocation also modestly contributed. Selection within Financials, Health Care, and Consumer Staples were top contributors to relative performance for the year. Underweight allocations to Consumer Discretionary and Consumer Staples contributed to outperformance, while an overweight allocation to Information Technology detracted. From a country perspective, security selection drove performance through positioning in the United Kingdom, Japan, and France. Country allocation detracted from outperformance for the year, as underweight allocations to the Netherlands and Spain struggled.

This impact was partially offset by an underweight allocation to Denmark. At the security level, top contributors to relative performance for the year were Banco Santander SA, Rolls-Royce Holdings PLC, and Barclays PLC, while adidas AG, Recruit Holdings Co. Ltd., and London Stock Exchange Group PLC were top detractors.
Portfolio

Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio.

They assume a hypothetical $10,000 initial investment in the Portfolio at the beginning of the first fiscal year, as well as in an appropriate broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2025)	1 Year	5 Years	10 Years
AVIP BlackRock Advantage International Equity Portfolio	33.04	10.56	8.33
MSCI EAFE Index (Net-USD) (Broad-based market index)	31.22	8.92	8.18
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Key Portfolio

Statistics (As of December 31, 2025)
The following table outlines key Portfolio

statistics that you should pay attention
to
.
Net assets	$ 349,999,298
Total number of portfolio holdings	262
Total advisory fee paid	$ 2,482,860
Portfolio turnover rate	147%
Graphical Representation of Holdings (As of December 31, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Country
Weightings
Japan	23.6%
United Kingdom	14.9%
France	12.0%
Germany	9.2%
Switzerland	8.3%
Australia	7.2%
Netherlands	4.7%
Spain	4.5%
Hong Kong	2.8%
Italy	2.3%
Portfolio
Composition
Sector
Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports
and
other communication
to
variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Fidelity Institutional AM
®
Equity Growth Portfolio
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the AVIP Fidelity Institutional AM
®
Equity Growth Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at
877-781-6392
 (toll-free).
This report describes changes to the Portfolio that occurred during the reporting period.
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP Fidelity Institutional AM ® Equity Growth Portfolio	$ 83	0.77%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio’s underperformance for the year was largely due to negative security selection within the Information Technology and Consumer Discretionary sectors. An underweight positioning in the Information Technology sector and overweight to Consumer Discretionary also detracted. The underweight positions in Apple, Inc. and Broadcom, Inc. were the largest detractors in the Information Technology sector. The Portfolio’s overweight position in Amazon.com, Inc. and the out of benchmark position in HubSpot, Inc. were among other large detractors.

Conversely, security selection in the Industrials sector aided relative performance; notably, the Portfolio’s overweight positions in GE Vernova, Inc. and General Electric Co. (operating as "GE Aerospace").

The Portfolio’s out of benchmark position in Taiwan Semiconductor Manufacturing Co. Ltd - ADR and an overweight to NVIDIA Corp. were also among the largest contributors.
Portfolio

Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio.

They assume a hypothetical $10,000 initial investment in the Portfolio at the beginning of the first fiscal year, as well as in an appropriate broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2025)	1 Year	5 Years	10 Years
AVIP Fidelity Institutional AM ® Equity Growth Portfolio	15.35	10.69	15.69
S&P 500 ® Index (Broad-based market index)	17.88	14.42	14.82
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Key Portfolio

Statistics (As of December 31, 2025)
The following table outlines key Portfolio

statistics that you should pay
attention
to.
Net assets	$ 246,266,844
Total number of portfolio holdings	123
Total advisory fee paid	$ 988,890
Portfolio turnover rate	52%
Graphical Representation of Holdings (As of December 31, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
NVIDIA Corp.	13.1%
Amazon.com, Inc.	9.6%
Alphabet, Inc. Class A	6.7%
Apple, Inc.	5.4%
Meta Platforms, Inc. Class A	4.3%
Eli Lilly & Co.	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	3.0%
Microsoft Corp.	2.8%
Royalty Pharma PLC Class A	2.2%
Lowe's Cos., Inc.	1.9%
Portfolio Composition
Sector

Allocation
Material Fund Changes
This is a summary of certain changes to the Portfolio since December 31, 2024.

For more complete information, you may review the Fund’s prospectus dated December 5, 2025, which is available at
www.augustarfund.com
or by calling
877-781-6392
 (toll free).
On August 25, 2025, an expense limitation agreement entered into by the Portfolio’s adviser, whereby the Portfolio’s annual net operating expenses would not exceed 1.26%, expired. No expense waivers or reimbursements were made during the year in connection with the expense limitation agreement.
On October 10, 2025, the Portfolio’s adviser entered into an expense limitation agreement whereby the Portfolio’s annual net operating expenses will not exceed 0.81% for a period of two years.

No expense waivers or reimbursements were made during the year in connection with the expense limitation agreement.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to
variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send
separate copies of these materials within 30 days after receiving your request.
AVIP AB Small Cap Portfolio

ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the AVIP AB Small Cap Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at
877-781-6392
 (toll-free).
This report describes changes to the Portfolio that occurred during the reporting period.
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP AB Small Cap Portfolio	$ 88	0.86%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The primary driver of the Portfolio’s absolute and relative performance for the year was managing a small cap stock portfolio to optimize the risk and return opportunities within that market capitalization universe.

Security selection, and to a lesser extent, sector allocation, detracted from performance relative to the benchmark. From a security selection perspective, Industrials, Consumer Discretionary, Information Technology, and Financials holdings explained most of the detraction, while selection within Health Care was a partial offset. From a sector allocation perspective, significant underweight positions in Information Technology and Communication Services detracted. Only slightly offsetting this detraction, an underweight in Consumer Staples and overweight in Industrials contributed.
Consistent with the Portfolio’s small cap mandate, the Portfolio did not hold certain large capitalization Information Technology stocks that drove the primary benchmark’s returns during the year.

Nearly half of the Portfolio’s security selection detraction came from only three Information Technology stocks not held in the Portfolio: Alphabet, Inc., NVIDIA Corp., and Broadcom, Inc. These were not held due to the market capitalization range of the small cap universe. In addition, several individual holdings related to consumer spending and highly affected by tariff uncertainty underperformed their sector peers, contributing to relative detraction. Positioning within Health Care in the second half of the year partially offset some of the headwinds in other sectors.
Portfolio

Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio.

They assume a hypothetical $10,000 initial investment in the Portfolio at the beginning of the first fiscal year, as well as in an appropriate broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2025)	1 Year	5 Years	10 Years
AVIP AB Small Cap Portfolio	4.89	1.53	8.67
S&P 500 ® Index (Broad-based market index)	17.88	14.42	14.82
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Key Portfolio

Statistics (As of December 31, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 282,304,702
Total number of portfolio holdings	520
Total advisory fee paid	$ 1,059,657
Portfolio turnover rate	99%
Graphical Representation of Holdings (As of December 31, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
Credo Technology Group Holding Ltd.	1.3%
Advanced Energy Industries, Inc.	1.1%
Semtech Corp.	1.1%
Glaukos Corp.	1.1%
Piper Sandler Cos.	1.0%
SiTime Corp.	1.0%
Fabrinet	1.0%
Primoris Services Corp.	1.0%
Zurn Elkay Water Solutions Corp.	0.9%
Guardant Health, Inc.	0.9%
Portfolio Composition
Sector

Allocation
Material Fund Changes
This is a summary of certain changes to the Portfolio since December 31, 2024.

For more complete information, you may review the Fund’s prospectus dated December 5, 2025, which is available at
www.augustarfund.com
or by calling
877-781-6392
 (toll free).
On October 10, 2025, the Portfolio’s adviser entered into an expense limitation agreement whereby the Portfolio’s annual net operating expenses will not exceed 1.10% for a period of two years.

No expense waivers or reimbursements were made during the year in connection with the expense limitation agreement.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to
variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are
notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP AB Mid Cap Core Portfolio

ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the AVIP AB Mid Cap Core Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at
877-781-6392
 (toll-free).
This report describes changes to the Portfolio that occurred during the reporting period.
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP AB Mid Cap Core Portfolio	$ 95	0.92%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio’s relative underperformance for the year was primarily driven by security selection, with sector allocation playing a secondary role. Stock selection within Consumer Discretionary, Information Technology and Industrials detracted most meaningfully from relative performance, while positive stock selection within Utilities, Real Estate, and Healthcare partially offset these effects. From a sector allocation perspective, underweight positions in Information Technology and Communication Services detracted along with an overweight in Real Estate. Overweight sector positions in Industrials and Healthcare, along with an underweight to Consumer Staples contributed.
Consistent with the Portfolio’s mid cap core mandate, the Portfolio did not hold certain large capitalization Information Technology stocks that drove the primary benchmark’s returns during the year.

Half of the Portfolio’s security selection detraction came from only three Information Technology stocks not held in the Portfolio: Alphabet, Inc., NVIDIA Corp., and Broadcom, Inc . These were not held due to the market capitalization range of the mid cap universe. In addition, several individual holdings related to consumer spending underperformed their sector peers, contributing to relative detractors. Offsetting these effects, positive stock selection related to Artificial Intelligence (“AI”) and related infrastructure spending contributed and helped to offset the detraction from not holding larger cap Information Technology companies. The net negative security selection reflected the Portfolio’s focus on risk-adjusted returns within the mid cap core universe, which resulted in performance outcomes that underperformed the benchmark.
Portfolio

Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio.

They assume a hypothetical $10,000 initial investment in the Portfolio at the beginning of the first fiscal year, as well as in an appropriate broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2025)	1 Year	5 Years	10 Years
AVIP AB Mid Cap Core Portfolio	6.42	4.96	9.99
S&P 500 ® Index (Broad-based market index)	17.88	14.42	14.82
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Key Portfolio

Statistics (As of December 31, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 102,033,725
Total number of portfolio holdings	629
Total advisory fee paid	$ 570,683
Portfolio turnover rate	78%
Graphical Representation of Holdings (As of December 31, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the
Portfolio
.
Top 10 Holdings
TechnipFMC PLC	0.9%
Stifel Financial Corp.	0.9%
Rocket Lab Corp.	0.8%
Comfort Systems U.S.A., Inc.	0.8%
Insmed, Inc.	0.7%
Jones Lang LaSalle, Inc.	0.6%
Credo Technology Group Holding Ltd.	0.6%
Tenet Healthcare Corp.	0.6%
First Citizens BancShares, Inc. Class A	0.5%
BJ's Wholesale Club Holdings, Inc.	0.5%
Portfolio Composition
Sector

Allocation
Material Fund Changes
This is a summary of certain changes to the Portfolio since December 31, 2024.

For more complete information, you may review the Fund’s prospectus dated December 5, 2025, which is available at
www.augustarfund.com
or by calling
877-781-6392
 (toll free).
On October 10, 2025, the Portfolio’s adviser entered into an expense limitation agreement whereby the Portfolio’s annual net operating expenses will not exceed 1.15% for a period of two years.

No expense waivers or reimbursements were made during the year in connection with the expense limitation agreement.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to
variable contract owners having beneficial interest in the Portfolio or Fund, as
applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP S&P 500
®
Index Portfolio
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the AVIP S&P 500
®
Index Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at
877-781-6392
 (toll-free).
This report describes changes to the Portfolio that occurred during the reporting period.
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP S&P 500 ® Index Portfolio	$ 41	0.38%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio intends to track the underlying return of the S&P 500
®
Index (also the Portfolio’s primary, broad-based benchmark).

Sources of return variance were related to the cumulative impact of investing the day-to-day cash flows in the Portfolio.

There was no impact from either sector allocation or stock selection that caused any significant performance variance between the Portfolio and its benchmark.

Information Technology, Communication Services and Financials were the top contributing sectors, while Real Estate, Materials, and Consumer Staples were the bottom contributing sectors for the year.

Because the Portfolio weights its holdings to be similar to those utilized by the benchmark, there were no holdings that significantly contributed to, or detracted from, the Portfolio’s benchmark-relative performance for the year.

Benchmark constituents that contributed the most to Portfolio and benchmark returns included NVIDIA Corp. and Google parent Alphabet, Inc.

UnitedHealth Group, Inc., Fiserv, Inc., and Salesforce, Inc. were leading detractors.
Portfolio

Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio.

They assume a hypothetical $10,000 initial investment in the Portfolio at the beginning of the first fiscal year, as well as in an appropriate broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2025)	1 Year	5 Years	10 Years
AVIP S&P 500 ® Index Portfolio	17.43	13.98	14.37
S&P 500 ® Index (Broad-based market index)	17.88	14.42	14.82
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Key Portfolio

Statistics (As of December 31, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 1,184,943,012
Total number of portfolio holdings	505
Total advisory fee paid	$ 3,974,688
Portfolio turnover rate	4%
Graphical Representation of Holdings (As of December 31, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc. Class A	3.1%
Broadcom, Inc.	2.8%
Alphabet, Inc. Class C	2.5%
Meta Platforms, Inc. Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc. Class B	1.6%
Portfolio Composition
Sector

Allocation
Material Fund Changes
This is a summary of certain changes to the Portfolio since December 31, 2024.

For more complete information, you may review the Fund’s prospectus dated December 5, 2025, which is available at
www.augustarfund.com
or by calling
877-781-6392
 (toll free).
On August 25, 2025, an expense limitation agreement entered into by the Portfolio’s adviser, whereby the Portfolio’s annual net operating expenses would not exceed 0.71%, expired. No expense waivers or reimbursements were made during the year in connection with the expense limitation agreement.
On October 10, 2025, the Portfolio’s adviser entered into an expense limitation agreement whereby the Portfolio’s annual net operating expenses will not exceed 0.56% for a period of two years.

No expense waivers or reimbursements were made during the year in connection with the expense limitation agreement.
Availability of Additional Information
You can find additional information about the Portfolio such as
the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to
variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP BlackRock Advantage Large Cap Value Portfolio
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the AVIP BlackRock Advantage Large Cap Value Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at
877-781-6392
 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP BlackRock Advantage Large Cap Value Portfolio	$ 82	0.75%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The primary driver of the Portfolio’s absolute and relative performance for the year was managing a large cap value stock portfolio to optimize the risk and return opportunities within that market capitalization and style universe. Relative to the primary benchmark, the Portfolio outperformed for the year.
Security selection drove outperformance for the year, while sector allocation detracted relative to the primary benchmark. Selection within Financials, Industrials, and Consumer Staples were key contributors to relative performance for the year while security selection within Real Estate and Communication Services struggled. An underweight allocation to Information Technology detracted from performance for the year, while an underweight to Consumer Discretionary contributed. At the security level, the top contributors to relative performance for the year were an underweight to Apple, Inc., an overweight to Micron Technology, Inc., and an overweight to Citigroup, Inc. while an underweight to NVIDIA Corp., not holding Broadcom, Inc., and an overweight to Comcast Corp. Class A were top detractors.
Portfolio

Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio.

They assume a hypothetical $10,000 initial investment in the Portfolio at the beginning of the first fiscal year, as well as in an appropriate broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2025)	1 Year	5 Years	10 Years
AVIP BlackRock Advantage Large Cap Value Portfolio	18.44	12.15	9.82
S&P 500 ® Index (Broad-based market index)	17.88	14.42	14.82
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Key Portfolio

Statistics (As of December 31, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 188,489,347
Total number of portfolio holdings	177
Total advisory fee paid	$ 1,265,856
Portfolio turnover rate	71%
Graphical Representation of Holdings (As of December 31, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
JPMorgan Chase & Co.	3.1%
Amazon.com, Inc.	2.9%
Berkshire Hathaway, Inc. Class B	2.6%
Walmart, Inc.	2.5%
Alphabet, Inc. Class A	2.4%
Bank of America Corp.	2.1%
Alphabet, Inc. Class C	1.7%
Charles Schwab Corp. / The	1.5%
Bristol-Myers Squibb Co.	1.5%
Citigroup, Inc.	1.4%
Portfolio Composition
Sector

Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to
variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP High Income Bond Portfolio
(Formerly AVIP Federated High Income Bond Portfolio)
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the AVIP High Income Bond Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at
877-781-6392
(toll-free).
This report describes changes to the Portfolio that occurred during the reporting period.
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP High Income Bond Portfolio	$ 92	0.88%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the year ended December 31, 2025, the Portfolio returned 8.31% versus 7.15% for its primary benchmark, the ICE BofA U.S. Broad Market Index, and 8.50% for its secondary benchmark, the ICE BofA U.S. High Yield Constrained Index.

Effective at the end of business on December 5, 2025, Constellation Investments, Inc. (“CINV”) terminated its sub-advisory agreement with Federated Investment Management Company (“Federated”) and assumed portfolio management responsibilities.

As a result of the termination of the sub-advisory agreement, the name of the Portfolio was changed from AVIP Federated High Income Bond Portfolio to AVIP High Income Bond Portfolio and the Portfolio’s investment strategy was revised.

For the period from January 1, 2025 to December 5, 2025 (the “first performance period”), the Portfolio returned 7.86% versus 6.92% for its primary benchmark and 7.98% versus its secondary benchmark.

For the period from December 6, 2025 to December 31, 2025 (the “latter performance period”), the Portfolio returned 0.41% versus 0.21% for its primary benchmark and 0.49% for its secondary benchmark.
Federated:

Sector allocation and security selection decisions were both drivers of the Portfolio’s outperformance for the first performance period, as compared to its primary benchmark The Portfolio benefitted from a lower duration than the primary benchmark, primarily by not holding U.S. Treasury securities, which were a large component of the benchmark’s holdings.

The Portfolio benefitted from an overweight to, and selection within, the Energy, Capital Goods, and Basic Industry sectors.

The primary detractors from relative performance were not owning securities in the mortgage backed and foreign sovereign sectors, which performed well during the first performance period. Slight detractions from performance can further be attributed to sector allocation decisions in the Media sector. Top relative contributors for the period at the security level were Foundation Building Materials, Inc. 6.000% due 03/01/2029, Seagate Data Storage Technology Pte. Ltd. 9.625% due 12/01/2032, and Ardagh Metal Packaging Finance U.S.A. LLC / Ardagh Metal Packaging Finance PLC 4.000% due 09/01/2029. Top relative detractors were McAfee Corp. 7.375% due 02/15/2030, CSC Holdings LLC 3.375% due 02/15/2031, and Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A. Inc.

5.250% due 08/15/2027.
CINV
:

The Portfolio’s outperformance for the latter performance period, as compared to the primary benchmark, was driven by corporate bond allocation and security selection. Positive contributions for the period were observed from high-yield securities with moderate credit risk. During the latter performance period, the Portfolio reduced exposure to higher-risk segments of the high-yield market to enhance overall credit quality, with the weighting of CCCs declining from 11.5% to 2.89% and the credit rating of the overall Portfolio moved to BB/BB- from BB-/B+.
Portfolio

Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio.

They assume a hypothetical $10,000 initial investment in the Portfolio at the beginning of the first fiscal year, as well as in an appropriate broad-based securities market index and an optional secondary comparative index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2025)	1 Year	5 Years	10 Years
AVIP High Income Bond Portfolio	8.31	3.85	5.77
ICE BofA U.S. Broad Market Index (Broad-based market index)	7.15	(0.42)	2.01
ICE BofA U.S. High Yield Constrained Index (Secondary comparative index)	8.50	4.50	6.44
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Key Portfolio

Statistics (As of December 31, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 119,095,997
Total number of portfolio holdings	218
Total advisory fee paid	$ 886,465
Portfolio turnover rate	90%
Graphical Representation of Holdings (As of December 31, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
State Street SPDR Portfolio High Yield Bond ETF	3.9%
Blackstone Private Credit Fund 6.000%, 11/22/2034	1.7%
Goldman Sachs Private Credit Corp. 5.375%, 01/31/2029	1.7%
Apollo Debt Solutions BDC 6.550%, 03/15/2032	1.5%
Oaktree Strategic Credit Fund 6.500%, 07/23/2029	1.1%
Connect Finco SARL / Connect U.S. Finco LLC 9.000%, 09/15/2029	0.9%
Diamond Foreign Asset Co. / Diamond Finance LLC 8.500%, 10/01/2030	0.9%
Stonepeak Nile Parent LLC 7.250%, 03/15/2032	0.9%
Antares Holdings LP 7.950%, 08/11/2028	0.9%
Prime Healthcare Services, Inc. 9.375%, 09/01/2029	0.9%
Portfolio Composition
Sector

Allocation
Material Fund Changes
This is a summary of certain changes to the Portfolio since December 31, 2024.

For more complete information, you may review the Fund’s prospectus dated December 5, 2025, which is available at
www.augustarfund.com
or by calling
877-781-6392
 (toll free).
At a meeting held on August 28, 2025, the Fund’s Board of Directors, including a majority of the Directors who are not “interested persons” (the “Independent Directors”) of the Fund approved the termination of the sub-advisory agreement between the Portfolio’s adviser, CINV and Federated, the prior sub-adviser to the Portfolio.

Effective at the end of business December 5, 2025, CINV assumed the day-to-day portfolio management and the Portfolio’s name and investment strategy were revised as a result. The following principal risks were added to the Portfolio’s December 5, 2025 Prospectus due to the new investment strategy: Derivatives Risk, Swap Risk, and CDX Tranche Risk.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to
variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Nasdaq-100
®
Index Portfolio
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the AVIP Nasdaq-100
®
Index Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at
877-781-6392
 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP Nasdaq-100 ® Index Portfolio	$ 49	0.44%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio intends to track the underlying return of the Nasdaq-100
®
Index (the Portfolio’s secondary benchmark).

Compared to the Portfolio’s primary, broad-based benchmark, the S&P 500
®
Index, the Portfolio’s outperformance for the year was driven by both relative sector allocation and stock selection variances. Information Technology was the top contributing sector, driven by both stock selection and sector allocation variances.

Health Care and Real Estate were also additive.

Industrials was the largest detractor to relative performance, driven by the stock selection variances within that sector.

Consumer Staples and Communication Services rounded out the bottom performing sectors compared to the primary benchmark.

Overweights to Broadcom, Inc., Palantir Technologies Inc. Class A, Micron Technology, Inc., and NVIDIA Corp. were the top contributing holdings for the year.

Not holding JPMorgan Chase & Co., Eli Lily & Co. and Johnson & Johnson were top detractors.
Portfolio

Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio.

They assume a hypothetical $10,000 initial investment in the Portfolio at the beginning of the first fiscal year, as well as in an appropriate broad-based securities market index and an optional secondary comparative index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2025)	1 Year	5 Years	10 Years
AVIP Nasdaq-100 ® Index Portfolio	20.54	14.85	19.20
S&P 500 ® Index (Broad-based market index)	17.88	14.42	14.82
Nasdaq-100 ® Index (Secondary comparative index)	21.02	15.30	19.70
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Key Portfolio

Statistics (As of December 31, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 261,776,046
Total number of portfolio holdings	103
Total advisory fee paid	$ 957,730
Portfolio turnover rate	7%
Graphical Representation of Holdings (As of December 31, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
NVIDIA Corp.	9.0%
Apple, Inc.	8.0%
Microsoft Corp.	7.1%
Amazon.com, Inc.	4.9%
Tesla, Inc.	3.9%
Meta Platforms, Inc. Class A	3.8%
Alphabet, Inc. Class A	3.6%
Alphabet, Inc. Class C	3.4%
Broadcom, Inc.	3.2%
Palantir Technologies, Inc. Class A	2.2%
Portfolio Composition
Sector

Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to
variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP BlackRock Advantage Large Cap Core Portfolio
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the AVIP BlackRock Advantage Large Cap Core Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at
877-781-6392
 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP BlackRock Advantage Large Cap Core Portfolio	$ 77	0.70%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio outperformed the primary benchmark for the year.

Security selection was the main driver of outperformance, driven by selection in Financials, Health Care, and Consumer Discretionary. Sector allocation decisions had muted impact on relative performance, with an underweight to Materials contributing to performance while an overweight to Consumer Discretionary detracted.

At the security level, the top contributors to relative performance for the year were overweights to Lam Research Corp. and Amphenol Corp. Class A, as well as holding off-benchmark position Comfort Systems U.S.A., Inc. Overweights to Comcast Corp. Class A, Equinix Inc., and Adobe, Inc. were the main detractors.
Portfolio

Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio.

They assume a hypothetical $10,000 initial investment in the Portfolio at the beginning of the first fiscal year, as well as in an appropriate broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2025)	1 Year	5 Years	10 Years
AVIP BlackRock Advantage Large Cap Core Portfolio	20.20	14.57	13.59
S&P 500 ® Index (Broad-based market index)	17.88	14.42	14.82
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Key Portfolio

Statistics (As of December 31, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 327,786,691
Total number of portfolio holdings	132
Total advisory fee paid	$ 2,061,516
Portfolio turnover rate	63%
Graphical Representation of Holdings (As of December 31, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
NVIDIA Corp.	8.4%
Apple, Inc.	7.5%
Microsoft Corp.	6.7%
Amazon.com, Inc.	4.7%
Alphabet, Inc. Class A	3.3%
Meta Platforms, Inc. Class A	2.8%
Broadcom, Inc.	2.8%
Alphabet, Inc. Class C	2.5%
Tesla, Inc.	2.0%
Walmart, Inc.	1.9%
Portfolio Composition
Sector

Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to
variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP BlackRock Advantage Small Cap Growth Portfolio
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the AVIP BlackRock Advantage Small Cap Growth Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at
877-781-6392
 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP BlackRock Advantage Small Cap Growth Portfolio	$ 99	0.92%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The primary driver of the Portfolio’s absolute and relative performance for the year was managing a small cap growth stock portfolio to optimize the risk and return opportunities within that market capitalization and style universe. Relative to the S&P 500
®
Index, the Portfolio underperformed.
Security selection, and to a lesser extent, sector allocation decisions, drove the Portfolio’s underperformance for the year. Underweight allocations to, and selection decisions within Communication Services and Information Technology drove underperformance. An underweight to Consumer Staples and an overweight allocation to Industrials somewhat offset weakness. Selection within Consumer Discretionary was also a key contributor to underperformance, while selection within Health Care, Materials, and Industrials contributed. At the security level, top contributors to relative performance for the year were off-benchmark positions in Bloom Energy Corp. Class A, Credo Technology Group Holding Ltd., and Guardant Health, Inc., while not holding NVIDIA Corp., Alphabet, Inc., and Broadcom, Inc. were the main detractors.
Portfolio

Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio.

They assume a hypothetical $10,000 initial investment in the Portfolio at the beginning of the first fiscal year, as well as in an appropriate broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2025)	1 Year	5 Years	10 Years
AVIP BlackRock Advantage Small Cap Growth Portfolio	14.14	3.08	9.71
S&P 500 ® Index (Broad-based market index)	17.88	14.42	14.82
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Key Portfolio

Statistics (As of December 31, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 129,932,410
Total number of portfolio holdings	551
Total advisory fee paid	$ 994,345
Portfolio turnover rate	131%
Graphical Representation of Holdings (As of December 31, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
Credo Technology Group Holding Ltd.	1.6%
Bloom Energy Corp. Class A	1.4%
Fabrinet	1.3%
IonQ, Inc.	1.0%
Kratos Defense & Security Solutions, Inc.	1.0%
Guardant Health, Inc.	0.9%
Nextpower, Inc. Class A	0.8%
Madrigal Pharmaceuticals, Inc.	0.8%
Bridgebio Pharma, Inc.	0.8%
Dycom Industries, Inc.	0.8%
Portfolio Composition
Sector

Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy v
oting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP S&P MidCap 400
®
Index Portfolio
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the AVIP S&P MidCap 400
®
Index Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at
877-781-6392
 (toll-free).
This report describes changes to the Portfolio that occurred during the reporting period.
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP S&P MidCap 400 ® Index Portfolio	$ 42	0.41%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio intends to track the underlying return of the S&P MidCap 400
®
Index (the Portfolio’s secondary benchmark).

Compared to the Portfolio’s primary, broad-based benchmark, the S&P 500
®
Index, the Portfolio’s underperformance for the year was driven mostly by stock selection, but also sector allocation.

Underweighted positioning and stock selection within Information Technology were the largest overall detractors, followed by stock selection within the Consumer Discretionary and Financials sectors.

Compared to the S&P 500
®
Index, Utilities was the only sector where the relative variance of the Portfolio contributed positively, due to security selection.

Top relative contributors on an individual security basis were off-benchmark positions within Ciena Corp., Lumentum Holdings, Inc., and an overweight to Comfort Systems U.S.A., Inc. while top individual detractors were not holding benchmark positions NVIDIA Corp., Alphabet, Inc. and Broadcom, Inc.
Portfolio

Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio.

They assume a hypothetical $10,000 initial investment in the Portfolio at the beginning of the first fiscal year, as well as in an appropriate broad-based securities market index and an optional secondary comparative index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2025)	1 Year	5 Years	10 Years
AVIP S&P MidCap 400 ® Index Portfolio	7.08	8.57	9.16
S&P 500 ® Index (Broad-based market index)	17.88	14.42	14.82
S&P MidCap 400 ® Index (Secondary comparative index)	7.50	9.12	10.72
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Prior to December 19, 2016, the Portfolio was known as the Target VIP Portfolio.

The strategy of the Target VIP Portfolio was to seek above average total return by investing in common stocks of companies which were identified by a model that applied separate uniquely specialized strategies.
Key Portfolio

Statistics (As of December 31, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 525,657,303
Total number of portfolio holdings	404
Total advisory fee paid	$ 1,847,700
Portfolio turnover rate	20%
Graphical Representation of Holdings (As of December 31, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
Ciena Corp.	1.0%
Coherent Corp.	0.9%
Lumentum Holdings, Inc.	0.8%
Flex Ltd.	0.7%
Twilio, Inc. Class A	0.7%
United Therapeutics Corp.	0.7%
Pure Storage, Inc. Class A	0.6%
Casey's General Stores, Inc.	0.6%
Curtiss-Wright Corp.	0.6%
Illumina, Inc.	0.6%
Portfolio Composition
Sector

Allocation
Material Fund Changes
This is a summary of certain changes to the Portfolio since December 31, 2024.

For more complete information, you may review the Fund’s prospectus dated December 5, 2025, which is available at
www.augustarfund.com
or by calling
877-781-6392
 (toll free).
On August 25, 2025, an expense limitation agreement entered into by the Portfolio’s adviser, whereby the Portfolio’s annual net operating expenses would not exceed 0.73%, expired. No expense waivers or reimbursements were made during the year in connection with the expense limitation agreement.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial i nform
ation, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP BlackRock Advantage Large Cap Growth Portfolio
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the AVIP BlackRock Advantage Large Cap Growth Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at
877-781-6392
 (toll-free).
This report describes changes to the Portfolio that occurred during the reporting period.
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP BlackRock Advantage Large Cap Growth Portfolio	$ 79	0.71%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The primary driver of the Portfolio’s absolute and relative performance for the year was managing a large cap growth stock portfolio to optimize the risk and return opportunities within that market capitalization and style universe. Relative to the S&P 500
®
Index, the Portfolio outperformed for the year.
Both sector allocation decisions and security selection drove the Portfolio’s outperformance for the year. An overweight allocation to Information Technology drove outperformance, while an overweight allocation to Consumer Discretionary detracted. Selection within Health Care and Industrials were key contributors to outperformance for the year while selection within Information Technology and Materials struggled. At the security level, the top contributors to relative performance for the year were overweights to Advanced Micro Devices, Inc., Broadcom, Inc., and Lam Research Corp. while overweights to ServiceNow, Inc. and Salesforce., Inc, and an underweight to Micron Technology, Inc. were top detractors.
Portfolio

Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio.

They assume a hypothetical $10,000 initial investment in the Portfolio at the beginning of the first fiscal year, as well as in an appropriate broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN (%) (As of Decem b er 31, 2025)	1 Year	5 Years	10 Years
AVIP BlackRock Advantage Large Cap Growth Portfolio	21.51	13.88	15.52
S&P 500 ® Index (Broad-based market index)	17.88	14.42	14.82
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Key Portfolio

Statistics (As of December 31, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 464,801,320
Total number of portfolio holdings	89
Total advisory fee paid	$ 3,020,311
Portfolio turnover rate	65%
Graphical Representation of Holdings (As of December 31, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
NVIDIA Corp.	9.7%
Apple, Inc.	9.3%
Microsoft Corp.	9.2%
Broadcom, Inc.	5.5%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc. Class A	3.8%
Tesla, Inc.	3.7%
Alphabet, Inc. Class A	3.4%
Alphabet, Inc. Class C	3.0%
Eli Lilly & Co.	2.8%
Portfolio Composition
Sector

Allocation
Material Fund Changes
This is a summary of certain changes to the Portfolio since December 31, 2024.

For more complete information, you may review the Fund’s prospectus dated December 5, 2025, which is available at
www.augustarfund.com
or by calling
877-781-6392
 (toll free).
On August 25, 2025, an expense limitation agreement entered into by the Portfolio’s adviser, whereby the Portfolio’s annual net operating expenses would not exceed 1.02%, expired. No expense waivers or reimbursements were made during the year in connection with the expense limitation agreement.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial i nfor
mation, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Constellation Dynamic Risk Balanced Portfolio
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the AVIP Constellation Dynamic Risk Balanced Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at
877-781-6392
 (toll-free).
This report describes changes to the Portfolio that occurred during the reporting period.
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP Constellation Dynamic Risk Balanced Portfolio	$ 89	0.84%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio’s underperformance relative to its benchmark was primarily driven by its allocation to fixed income securities, as the primary benchmark outperformed the fixed income portion of the secondary benchmark by about 10%. Approximately 45% of the Portfolio is allocated to fixed income securities, while the primary benchmark is a pure equity index. Within the equity sleeve, the Portfolio underperformed the primary benchmark, mostly due to its allocations to the iShares Small-Cap ETF and the iShares Core S&P Mid-Cap ETF. These ETFs carry relatively lower exposure to the Information Technology sector, which was a leading driver of equity market performance during the year.

Futures and swap contracts contributed 50 basis points to absolute return.
Portfolio

Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio.

They assume a hypothetical $10,000 initial investment in the Portfolio at the beginning of the first fiscal year, as well as in an appropriate broad-based securities market index and an optional secondary comparative index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31 , 2025)	1 Year	5 Years	10 Years
AVIP Constellation Dynamic Risk Balanced Portfolio	12.44	4.92	8.94
S&P 500 ® Index (Broad-based market index)	17.88	14.42	14.82
55% S&P 500 ® Index/45% ICE BofA U.S. Broad Market Index ( Secondary comparative index)	13.10	7.71	9.14
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Key Portfolio

Statistics (As of December 31, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 1,546,311,183
Total number of portfolio holdings	137
Total advisory fee paid	$ 10,226,278
Portfolio turnover rate	53%
Graphical Representation of Holdings (As of December 31, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
Vanguard S&P 500 ETF	23.0%
iShares Core S&P 500 ETF	20.3%
Vanguard Intermediate-Term Corporate Bond ETF	9.5%
Vanguard Total Stock Market ETF	5.7%
iShares Core S&P Mid-Cap ETF	4.1%
iShares MBS ETF	3.0%
U.S. Treasury Bond 4.625%, 02/15/2055	2.4%
U.S. Treasury Bond 4.750%, 05/15/2055	2.2%
Invesco QQQ Trust Series 1 ETF	2.0%
iShares Core S&P Small-Cap ETF	1.6%
Portfolio Composition
Sector

Allocation
Material Fund Changes
This is a summary of certain changes to the Portfolio since December 31, 2024.

For more complete information, you may review the Fund’s prospectus dated December 5, 2025, which is available at
www.augustarfund.com
or by calling
877-781-6392
 (toll free).
Derivatives Risk was added as a principal investment risk within the Portfolio’s December 5, 2025 Prospectus.
On August 25, 2025, an expense limitation agreement entered into by the Portfolio’s adviser, whereby the Portfolio’s annual
net operating expenses would not exceed 1.13%, expired. No expense waivers or reimbursements were made during the year in connection with the expense limitation agreement.
On October 10, 2025, the Portfolio’s adviser entered into an expense limitation agreement whereby the Portfolio’s annual net operating expenses will not exceed 0.90% for a period of two years.

No expense waivers or reimbursements were made during the year in connection with the expense limitation agreement.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial inf orm
ation, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, f inan
cial reports and o
ther co
mmunication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Core Plus Bond Portfolio
(Formerly AVIP Federated Core Plus Bond Portfolio)
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the AVIP Core Plus Bond Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at
877-781-6392
 (toll-free).
This report describes changes to the Portfolio that occurred during the reporting period.
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP Core Plus Bond Portfolio	$ 60	0.58%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the year ended December 31, 2025, the Portfolio returned 6.60% versus 7.15% for its primary benchmark, the ICE BofA U.S. Broad Market Index.

Effective at the end of business on December 5, 2025, Constellation Investments, Inc. (“CINV”) terminated its sub-advisory agreement with Federated Investment Management Company (“Federated”) and assumed portfolio management responsibilities.

Due to the termination of the sub-advisory agreement, the name of the Portfolio was changed from AVIP Federated Core Plus Bond Portfolio to AVIP Core Plus Bond Portfolio and the Portfolio’s investment strategies were revised.

For the period from January 1, 2025 to December 5, 2025 (the “first performance period”), the Portfolio returned 6.48% versus 6.92% for its primary benchmark.

For the period from December 6, 2025 to December 31, 2025 (the “latter performance period”), the Portfolio returned 0.11% versus 0.21% for its primary benchmark.
Federated:

For the first performance period, the Portfolio underperformed the benchmark on a net-of fees basis.

Portfolio performance on a gross basis was driven by the Portfolio’s security selection with positive contributions from emerging markets and high yield bonds. In addition, the Portfolio’s yield curve steepening positioning, with an overweight to shorter maturities and an underweight to longer maturities, was a positive contributor.

The Portfolio’s out-of-index allocations to trade finance loans and high yield bonds was also a positive contributor which more than offset the negative contributions from underweight allocations to investment grade corporates and U.S. Treasuries.

The Portfolio’s interest rate sensitivity (duration), which was less than the benchmark, was a negative contributor to relative performance.

From an individual security perspective, the top contributors to relative performance for the first performance period were short positions in the September 2025 and December 2025 CBT 2-Year U.S. Treasury Note futures contracts, as well as shares of the Federated Project and Trade Finance Core Fund.

The top detractors during the first performance period were long positions in September 2025, December 2025, and March 2025 CBT 2-Year U.S. Treasury Note futures contracts.
CINV:

The latter performance period was limited to the last few weeks of the year. During the latter performance period, the Portfolio underperformed the benchmark on a net-of-fees basis. Positive security selection, along with allocation to Ginne Mae Mortgages partially offset the impact of expenses. Some underperformance was also derived from exposure to the longer-end of the Treasury yield curve.

The Portfolio added higher-rated CLOs to enhance overall credit quality while improving spread and yield.
Portfolio Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Portfolio since the Portfolio's inception.

They assume a hypothetical $10,000 initial investment in the Portfolio at the beginning of the first fiscal year, as well as in an appropriate broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2025)	1 Year	5 Years	Since inception (May 01, 2020)
AVIP Core Plus Bond Portfolio	6.60	(0.36)	0.49
ICE BofA U.S. Broad Market Index (Broad-based market index)	7.15	(0.42)	0.07
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Key Portfolio

Statistics (As of December 31, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 514,262,198
Total number of portfolio holdings	631
Total advisory fee paid	$ 2,683,744
Portfolio turnover rate	40%
Graphical Representation of Holdings (As of December 31, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
U.S. Treasury Note 4.125%, 03/31/2032	7.1%
U.S. Treasury Note 4.625%, 02/15/2035	4.0%
U.S. Treasury Bond 4.250%, 08/15/2054	3.6%
U.S. Treasury Note 3.750%, 08/31/2031	3.2%
U.S. Treasury Note 3.875%, 11/30/2027	2.5%
U.S. Treasury Note 4.000%, 01/31/2029	2.3%
U.S. Treasury Note 3.750%, 10/31/2032	2.1%
U.S. Treasury Note 4.375%, 11/30/2030	1.9%
U.S. Treasury Note 4.375%, 12/31/2029	1.7%
U.S. Treasury Note 4.125%, 10/31/2031	1.6%
Portfolio Composition
Sector

Allocation
Material Fund Changes
This is a summary of certain changes to the Portfolio since December 31, 2024.

For more complete information, you may review the Fund’s prospectus dated December 5, 2025, which is available at
www.augustarfund.com
or by calling
877-781-6392
 (toll free).
At a meeting held on August 28, 2025, the Fund’s Board of Directors, including a majority of the Directors who are not “interested persons” (the “Independent Directors”) of the Fund approved the termination of the sub-advisory agreement between the Portfolio’s adviser, CINV and Federated, the prior sub-adviser to the Portfolio.

Effective at the end of business December 5, 2025, CINV assumed the day-to-day portfolio management and the Portfolio’s name and investment strategy were revised as a result. The following principal risks were added to the Portfolio’s December 5, 2025 Prospectus due to the new investment strategy: CDX Tranche Risk and Swap Risk.
On August 25, 2025, an expense limitation agreement entered into by the Portfolio’s adviser, whereby the Portfolio’s annual net operating expenses would not exceed 0.76%, expired. No expense waivers or reimbursements were made during the year in connection with the expense limitation agreement.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other comm uni
cation to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Intech U.S. Low Volatility Portfolio

ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the AVIP Intech U.S. Low Volatility Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at
877-781-6392
 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP Intech U.S. Low Volatility Portfolio	$ 66	0.62%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the year, the S&P 500
®
Index returned 17.88%, extending the broad rally that began in mid-April amid economic growth, strong corporate earnings, lower inflation, and Federal Reserve interest rate cuts. However, the environment created meaningful challenges, as markets operated with selective leadership (e.g., narrow gains driven by Artificial Intelligence (“AI”)/technology mega-caps), elevated risk preference (e.g., fear of missing out (“FOMO”), and rising dispersion (e.g., large spreads between stock winners and losers). These conditions tested portfolio construction, particularly for approaches that rely on broad participation and risk reduction rather than concentrated exposure. The best-performing sectors for the year were Communication Services, Information Technology, and Industrials, whereas the worst-performing sectors were Real Estate and Consumer Staples.
The Portfolio’s defensive positioning—characterized by an underweight to high-beta stocks and an overweight to low-beta stocks—was a key driver of underperformance for the year. An average overweight in the Consumer Staples sector, which underperformed the broader market, further detracted from relative performance for the year.

Market leadership remained concentrated and narrow in 2025, as only three of eleven GICS sectors and 31% of the S&P 500
®
Index constituents outperformed for the year. As a result, the strategy’s broader diversification and smaller-size positioning were headwinds to the Portfolio’s performance relative to its benchmark.
Portfolio Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Portfolio since the Portfolio's inception.

They assume a hypothetical $10,000 initial investment in the Portfolio at the beginning of the first fiscal year, as well as in an appropriate broad-based securities market index and an optional secondary comparative index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2025)	1 Year	Since inception (June 25, 2021)
AVIP Intech U.S. Low Volatility Portfolio	12.23	9.05
S&P 500 ® Index (Broad-based market index)	17.88	12.67
S&P 500 ® Low Volatility Index (Secondary comparative index)	4.36	6.18
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Key Portfolio

Statistics (As of December 31, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 558,341,993
Total number of portfolio holdings	167
Total advisory fee paid	$ 3,350,294
Portfolio turnover rate	90%
Graphical Representation of Holdings (As of December 31, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
NVIDIA Corp.	6.9%
Apple, Inc.	6.0%
Microsoft Corp.	5.8%
Amazon.com, Inc.	2.9%
Broadcom, Inc.	2.5%
Alphabet, Inc. Class A	2.1%
Meta Platforms, Inc. Class A	1.8%
Alphabet, Inc. Class C	1.7%
Gilead Sciences, Inc.	1.1%
Travelers Cos., Inc. / The	1.1%
Portfolio Composition
Sector

Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, h olding
s, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP AB Relative Value Portfolio

ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the AVIP AB Relative Value Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at
877-781-6392
 (toll-free).
This report describes changes to the Portfolio that occurred during the reporting period.
Portfolio Expenses -
What were the Portfolio costs
for
the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP AB Relative Value Portfolio	$ 78	0.74%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In continuation of trends seen in 2024, growth stocks significantly outperformed value stocks within the S&P 500
®
Index for the year. Market performance was heavily concentrated in the “Magnificent Seven” stocks (Tesla, Inc., NVIDIA Corp., Meta Platforms, Inc. Class A, Alphabet, Inc., Apple, Inc., Microsoft Corp., and Amazon.com, Inc.), which accounted for approximately 42% of the benchmark’s total return for the year. Artificial Intelligence (“AI”)-levered names were a major tailwind for growth and, while the Portfolio did hold positions in Alphabet and Meta Platforms, Inc., this exposure was not sufficient to offset the benchmark’s roughly 30% weight in the Magnificent Seven.
Both stock and sector selection weighed on relative performance for the year. An underweight to Information Technology was a notable headwind, particularly the absence of positions in NVIDIA

Corp., Broadcom, Inc., and Micron Technology, Inc., all of which benefited from strong AI-related enthusiasm. An overweight to Fiserv, Inc., a financial technology and payment processing provider, detracted. An underweight in Alphabet, Inc. also hurt relative performance for the year, as the company shifted from being perceived as an AI laggard to a strong competitor in the AI landscape. In addition, an overweight to consulting firm Accenture PLC underperformed amid concerns that AI could disrupt the consulting industry, despite the company’s attractive valuation and strong profitability.
Portfolio Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Portfolio since the Portfolio's inception.

They assume a hypothetical $10,000 initial investment in the Portfolio at the beginning of the first fiscal year, as well as in an appropriate broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2025)	1 Year	Since inception (December 02, 2021)
AVIP AB Relative Value Portfolio	10.11	8.46
S&P 500 ® Index (Broad-based market index)	17.88	12.40
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Key Portfolio

Statistics (As of December 31, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 127,912,900
Total number of portfolio holdings	75
Total advisory fee paid	$ 771,434
Portfolio turnover rate	75%
Graphical Representation of Holdings (As of December 31, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
Johnson & Johnson	5.0%
JPMorgan Chase & Co.	4.9%
Berkshire Hathaway, Inc. Class B	3.9%
RTX Corp.	3.6%
Alphabet, Inc. Class C	2.7%
Cisco Systems, Inc.	2.6%
Walmart, Inc.	2.5%
Philip Morris International, Inc.	2.5%
Citigroup, Inc.	2.3%
Regeneron Pharmaceuticals, Inc.	2.2%
Portfolio Composition
Sector

Allocation
Material Fund Changes
This is a summary of certain changes to the Portfolio since December 31, 2024.

For more complete information, you may review the Fund’s prospectus dated December 5, 2025, which is available at
www.augustarfund.com
or by calling
877-781-6392
 (toll free).
On October 17, 2025, the Portfolio’s adviser entered into an expense limitation agreement whereby the Portfolio’s annual net operating expenses will not exceed 0.86% for a period of two years.

No expense waivers or reimbursements were made during the year in connection with the expense limitation agreement.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Constellation Managed Risk Balanced Portfolio
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the AVIP Constellation Managed Risk Balanced Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at
877-781-6392
 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP Constellation Managed Risk Balanced Portfolio	$ 63	0.59%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The portfolio underperformed its primary benchmark due to its allocation to fixed income ETFs. The primary benchmark is an equity index, while the Portfolio maintains a more balanced allocation between equities and fixed income, roughly 50% equities and 50% fixed income.

Specifically, underperformance relative to the benchmark was driven by allocations to the iShares Core U.S. Aggregate Bond ETF and, to a lesser extent, the iShares iBoxx $ Investment Grade Corporate Bond ETF. This was partially offset by a positive contribution from the Portfolio’s allocation to international equity ETFs, specifically iShares Core MSCI EAFE ETF.

Domestic equity allocations detracted slightly, with iShares Core S&P Mid-Cap ETF underperforming as mid-cap performance trailed the broader benchmark.

However, Invesco QQQ Trust Series 1 ETF aided relative performance within the domestic equity space as the Information Technology – heavy NASDQ outperformed the broader benchmark.

Futures and swap contracts contributed 116 basis points to absolute return.
Portfolio Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Portfolio since the Portfolio's inception.

They assume a hypothetical $10,000 initial investment in the Portfolio at the beginning of the first fiscal year, as well as in an appropriate broad-based securities market index and an optional secondary comparative index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2025)	1 Year	Since inception (June 25, 2021)
AVIP Constellation Managed Risk Balanced Portfolio	13.29	4.36
S&P 500 ® Index (Broad-based market index)	17.88	12.67
50% MSCI All Country World Index/50% ICE BofA U.S. Broad Market Index (Secondary comparative index)	14.63	4.86
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Key Portfolio

Statistics (As of December 31, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 501,553,778
Total number of portfolio holdings	17
Total advisory fee paid	$ 2,839,009
Portfolio turnover rate	21%
Graphical Representation of Holdings (As of December 31, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
iShares Core U.S. Aggregate Bond ETF	39.1%
iShares Core S&P 500 ETF	26.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF	5.5%
Vanguard S&P 500 ETF	4.7%
Invesco QQQ Trust Series 1 ETF	3.9%
iShares Core MSCI EAFE ETF	3.9%
Vanguard Total Stock Market ETF	3.7%
iShares Core S&P Mid-Cap ETF	2.7%
State Street SPDR Portfolio S&P 500 Value ETF	2.5%
iShares Russell 1000 ETF	1.7%
Portfolio Composition
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial inf ormat
ion, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Constellation Managed Risk Moderate Growth Portfolio
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the AVIP Constellation Managed Risk Moderate Growth Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at
877-781-6392
 (toll-free).
This report describes changes to the Portfolio that occurred during the reporting period.
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP Constellation Managed Risk Moderate Growth Portfolio	$ 62	0.58%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio underperformed its primary benchmark due to its allocation to fixed income ETFs.

The primary benchmark is an equity index, while the Portfolio maintains a more balanced allocation between equities and fixed income, roughly 65% equities and 35% fixed income.

Specifically, underperformance relative to the benchmark was driven by the Portfolio’s allocation to

iShares Core U.S. Aggregate Bond ETF.

This was partially offset by a positive contribution from Portfolio’s allocation to international equity ETFs, specifically iShares Core MSCI EAFE ETF and iShares Core MSCI Emerging Markets ETF.

Domestic equity allocations detracted slightly, with iShares Core S&P Mid-Cap ETF underperforming as mid-cap performance trailed the broader benchmark.

However, Invesco QQQ Trust Series 1 ETF aided relative performance within the domestic equity space as the Information Technology – heavy NASDQ outperformed the broader benchmark.

Futures contracts contributed 124 basis points to absolute return.
Portfolio Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Portfolio since the Portfolio's inception.

They assume a hypothetical $10,000 initial investment in the Portfolio at the beginning of the first fiscal year, as well as in an appropriate broad-based securities market index and an optional secondary comparative index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2025)	1 Year	Since inception (October 14, 2022)
AVIP Constellation Managed Risk Moderate Growth Portfolio	14.75	15.14
S&P 500 ® Index (Broad-based market index)	17.88	23.17
65% MSCI All Country World Index/35% ICE BofA U.S. Broad Market Index (Secondary comparative index)	16.92	16.16
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Key Portfolio

Statistics (As of December 31, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 1,251,235,481
Total number of portfolio holdings	15
Total advisory fee paid	$ 3,375,590
Portfolio turnover rate	22%
Graphical Representation of Holdings (As of December 31, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
iShares Core U.S. Aggregate Bond ETF	34.4%
iShares Core S&P 500 ETF	33.3%
Vanguard S&P 500 ETF	13.2%
Vanguard Total Stock Market ETF	5.2%
iShares Core S&P Total U.S. Stock Market ETF	5.1%
Invesco QQQ Trust Series 1 ETF	2.3%
iShares Core MSCI EAFE ETF	1.9%
iShares Russell 1000 ETF	1.4%
State Street SPDR Portfolio S&P 500 Value ETF	1.2%
iShares Core MSCI Emerging Markets ETF	0.9%
Portfolio Composition
Material Fund Changes
This is a summary of certain changes to the Portfolio since December 31, 2024.

For more complete information, you may review the Fund’s prospectus dated December 5, 2025, which is available at
www.augustarfund.com
or by calling
877-781-6392
 (toll free).
On October 17, 2025, the Portfolio’s adviser entered into an expense limitation agreement whereby the Portfolio’s annual net operating expenses will not exceed 0.78% for a period of two years.

No expense waivers or reimbursements were made during the year in connection with the expense limitation agreement.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy
voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Constellation Managed Risk Growth Portfolio
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the AVIP Constellation Managed Risk Growth Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at
877-781-6392
 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP Constellation Managed Risk Growth Portfolio	$ 64	0.59%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio underperformed its primary benchmark due to its allocation to fixed income ETFs.

The primary benchmark is an equity index, while the Portfolio maintains a more balanced allocation between equities and fixed income, roughly 85% equities and 15% fixed income.

Specifically, underperformance relative to the benchmark was driven by the Portfolio’s allocation to

iShares Core U.S. Aggregate Bond ETF.

This was partially offset by a positive contribution from Portfolio’s allocation to international equity ETFs, specifically iShares Core MSCI EAFE ETF and iShares MSCI EAFE ETF.

Domestic equity allocations detracted slightly, with iShares Core S&P Mid-Cap ETF underperforming as mid-cap performance trailed the broader benchmark.

However, Invesco QQQ Trust Series 1 ETF aided relative performance within the domestic equity space as the Information Technology – heavy NASDQ outperformed the broader benchmark.

Futures contracts contributed 76 basis points to absolute return.
Portfolio Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Portfolio since the Portfolio's inception.

They assume a hypothetical $10,000 initial investment in the Portfolio at the beginning of the first fiscal year, as well as in an appropriate broad-based securities market index and an optional secondary comparative index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2025)	1 Year	Since inception (October 14, 2022)
AVIP Constellation Managed Risk Growth Portfolio	15.92	17.68
S&P 500 ® Index (Broad-based market index)	17.88	23.17
85% MSCI All Country World Index/15% ICE BofA U.S. Broad Market Index (Secondary comparative index)	20.00	19.62
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Key Portfolio

Statistics (As of December 31, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 420,629,766
Total number of portfolio holdings	17
Total advisory fee paid	$ 2,310,235
Portfolio turnover rate	30%
Graphical Representation of Holdings (As of December 31, 2025)
The tables below show the investment ma
keup
of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
iShares Core S&P 500 ETF	39.9%
iShares Core U.S. Aggregate Bond ETF	18.8%
Invesco QQQ Trust Series 1 ETF	7.5%
iShares Core MSCI EAFE ETF	6.3%
Vanguard Total Stock Market ETF	6.0%
iShares Core S&P Mid-Cap ETF	3.9%
Vanguard S&P 500 ETF	3.9%
State Street SPDR Portfolio S&P 500 Value ETF	3.2%
iShares Russell 1000 ETF	2.8%
iShares Core S&P Total U.S. Stock Market ETF	2.4%
Portfolio Composition
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Moderately Conservative Model Portfolio

ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the AVIP Moderately Conservative Model Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at
877-781-6392
 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP Moderately Conservative Model Portfolio	$ 51	0.48%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio underperformed its benchmark for the year, as it is an asset allocation Portfolio.

The Portfolio invests in affiliated and unaffiliated mutual funds, comprised mostly of fixed income funds with a lesser allocation to equity funds.

The main source of underperformance was the Portfolio’s allocation to fixed income funds, with U.S. equity fund allocation underperforming as well.

Some of the underperformance was offset by the Portfolio’s allocation to international equity funds, which all outperformed the Portfolio’s primary benchmark.

The funds held that detracted most were AVIP Core Plus Bond Portfolio, PIMCO Low Duration Institutional, and PIMCO Total Return Institutional.

The funds held that contributed most to relative performance were AVIP BlackRock Advantage International Equity Portfolio, DFA International Core Equity Portfolio Institutional, and DFA Emerging Markets Portfolio Institutional.
Portfolio Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Portfolio since the Portfolio's inception.

They assume a hypothetical $10,000 initial investment in the Portfolio at the beginning of the first fiscal year, as well as in an appropriate broad-based securities market index and an optional secondary comparative index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2025)	1 Year	5 Years	Since inception (March 01, 2017)
AVIP Moderately Conservative Model Portfolio	11.43	4.21	5.54
S&P 500 ® Index (Broad-based market index)	17.88	14.42	14.65
Morningstar ® Moderately Conservative Target Risk Index (Secondary comparative index)	12.87	4.06	5.82
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Key Portfolio

Statistics (As of December 31, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 165,539,278
Total number of portfolio holdings	17
Total advisory fee paid	$ 687,031
Portfolio turnover rate	12%
Graphical Representation of Holdings (As of December 31, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
PIMCO Total Return Institutional	17.1%
AVIP Core Plus Bond Portfolio	15.0%
AVIP S&P 500 ® Index Portfolio	14.0%
PIMCO Low Duration Institutional	12.0%
AVIP Bond Portfolio	10.0%
AVIP S&P MidCap 400 ® Index Portfolio	8.0%
AVIP High Income Bond Portfolio	6.0%
AVIP BlackRock Advantage International Equity Portfolio	4.0%
AVIP BlackRock Advantage Large Cap Value Portfolio	3.0%
DFA International Core Equity Portfolio Institutional	3.0%
Portfolio Composition
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, fina ncial
reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Balanced Model Portfolio

ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the AVIP Balanced Model Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at
877-781-6392
 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP Balanced Model Portfolio	$ 46	0.43%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio underperformed its benchmark for the year, as it is an asset allocation Portfolio.

The Portfolio invests in affiliated and unaffiliated mutual funds, comprised of fixed income and equity funds with a lesser allocation to fixed income funds.

The main source of underperformance was the Portfolio’s allocation to fixed income funds, with U.S. equity fund allocation underperforming as well.

Some of the underperformance was offset by the Portfolio’s allocation to international equity funds, which all outperformed the Portfolio’s primary benchmark.

The funds held that detracted most were AVIP S&P MidCap 400
®
Index Portfolio, AVIP Core Plus Bond Portfolio, and PIMCO Low Duration Institutional.

The funds held that contributed most to relative performance were AVIP BlackRock Advantage International Equity Portfolio, DFA International Core Equity Portfolio Institutional, and DFA Emerging Markets Portfolio Institutional.
Portfolio Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Portfolio since the Portfolio's inception.

They assume a hypothetical $10,000 initial investment in the Portfolio at the beginning of the first fiscal year, as well as in an appropriate broad-based securities market index and an optional secondary comparative index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2025)	1 Year	5 Years	Since inception (March 01, 2017)
AVIP Balanced Model Portfolio	13.80	5.87	6.89
S&P 500 ® Index (Broad-based market index)	17.88	14.42	14.65
Morningstar ® Moderate Target Risk Index (Secondary comparative index)	15.95	5.95	7.45
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Key Portfolio

Statistics (As of December 31, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 678,584,330
Total number of portfolio holdings	19
Total advisory fee paid	$ 2,749,289
Portfolio turnover rate	13%
Graphical Representation of Holdings (As of December 31, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
AVIP S&P 500 ® Index Portfolio	16.0%
PIMCO Total Return Institutional	12.0%
AVIP S&P MidCap 400 ® Index Portfolio	11.0%
AVIP Core Plus Bond Portfolio	10.0%
PIMCO Low Duration Institutional	8.0%
AVIP BlackRock Advantage International Equity Portfolio	7.0%
AVIP Bond Portfolio	7.0%
DFA International Core Equity Portfolio Institutional	5.0%
AVIP BlackRock Advantage Large Cap Value Portfolio	4.0%
AVIP High Income Bond Portfolio	4.0%
Portfolio Composition
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports
and
other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Moderate Growth Model Portfolio

ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the AVIP Moderate Growth Model Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at
877-781-6392
 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP Moderate Growth Model Portfolio	$ 45	0.42%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio underperformed its benchmark for the year, as it is an asset allocation Portfolio.

The Portfolio invests in affiliated and unaffiliated mutual funds, comprised mostly of equity funds with a lesser allocation to fixed income funds.

The main source of underperformance was the Portfolio’s allocation to fixed income funds, with U.S. equity fund allocation underperforming as well.

Some of the underperformance was offset by the Portfolio’s allocation to international equity funds, which all outperformed the Portfolio’s primary benchmark.

The funds held that detracted most were AVIP S&P MidCap 400
®
Index Portfolio, AVIP Core Plus Bond Portfolio, and PIMCO Total Return Institutional.

The funds held that contributed most to relative performance were AVIP BlackRock Advantage International Equity Portfolio, DFA International Core Equity Portfolio Institutional, and DFA Emerging Markets Portfolio Institutional.
Portfolio Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Portfolio since the Portfolio's inception.

They assume a hypothetical $10,000 initial investment in the Portfolio at the beginning of the first fiscal year, as well as in an appropriate broad-based securities market index and an optional sec ond
ary comparative index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2025)	1 Year	5 Years	Since inception (March 01, 2017)
AVIP Moderate Growth Model Portfolio	15.81	7.58	8.46
S&P 500 ® Index (Broad-based market index)	17.88	14.42	14.65
Morningstar ® Moderately Aggressive Target Risk Index (Secondary comparative index)	18.45	7.94	9.15
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Key Portfolio

Statistics (As of December 31, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 1,373,880,332
Total number of portfolio holdings	19
Total advisory fee paid	$ 5,499,431
Portfolio turnover rate	14%
Graphical Representation of Holdings (As of December 31, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
AVIP S&P 500 ® Index Portfolio	19.0%
AVIP S&P MidCap 400 ® Index Portfolio	13.0%
AVIP BlackRock Advantage International Equity Portfolio	8.0%
PIMCO Total Return Institutional	7.0%
AVIP Core Plus Bond Portfolio	7.0%
DFA International Core Equity Portfolio Institutional	7.0%
AVIP BlackRock Advantage Large Cap Value Portfolio	6.0%
AVIP AB Relative Value Portfolio	5.0%
AVIP Bond Portfolio	5.0%
AVIP BlackRock Advantage Large Cap Core Portfolio	4.0%
Portfolio Composition
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, fi nanc
ial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Growth Model Portfolio

ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the AVIP Growth Model Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at
877-781-6392
(toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP Growth Model Portfolio	$ 49	0.45%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio slightly underperformed its benchmark, as it is an asset allocation Portfolio.

The Portfolio invests in affiliated and unaffiliated mutual funds, comprised mostly of equity funds with a lesser allocation to fixed income funds.

The main source of underperformance on a net basis was the Portfolio’s allocation within U.S. Equity funds, with an allocation to fixed income funds underperforming as well.

Much of the underperformance was offset by the Portfolio’s allocation to international equity funds, which all outperformed the Portfolio’s primary benchmark.

The funds held that detracted most were AVIP S&P MidCap 400
®
Index Portfolio, AVIP AB Relative Value Portfolio, and AVIP AB Small Cap Portfolio.

The funds held that contributed most to relative performance were AVIP BlackRock Advantage International Equity Portfolio, DFA International Core Equity Portfolio Institutional, and DFA Emerging Markets Portfolio Institutional.
Portfolio Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Portfolio since the Portfolio's inception.

They assume a hypothetical $10,000 initial investment in the Portfolio at the beginning of the first fiscal year, as well as in an appropriate broad-based securities market index and an optional secondary comparative index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2025)	1 Year	5 Years	Since inception (March 01, 2017)
AVIP Growth Model Portfolio	17.78	8.85	9.67
S&P 500 ® Index (Broad-based market index)	17.88	14.42	14.65
Morningstar ® Aggressive Target Risk Index (Secondary comparative index)	20.43	9.59	10.40
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Key Portfolio

Statistics (As of December 31, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 339,703,391
Total number of portfolio holdings	19
Total advisory fee paid	$ 1,347,283
Portfolio turnover rate	15%
Graphical Representation of Holdings (As of December 31, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
AVIP S&P 500 ® Index Portfolio	19.0%
AVIP S&P MidCap 400 ® Index Portfolio	15.0%
AVIP BlackRock Advantage International Equity Portfolio	11.0%
DFA International Core Equity Portfolio Institutional	9.0%
AVIP BlackRock Advantage Large Cap Value Portfolio	7.0%
AVIP AB Relative Value Portfolio	6.0%
AVIP BlackRock Advantage Large Cap Core Portfolio	6.0%
AVIP BlackRock Advantage Small Cap Growth Portfolio	4.0%
AVIP AB Small Cap Portfolio	3.0%
DFA Emerging Markets Portfolio Institutional	3.0%
Portfolio Composition
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, an
d proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and o the
r communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.

(b) Not applicable.

Item 2. Code Of Ethics

As of the end of the period covered by this report, AuguStar® Variable Insurance Products Fund, Inc. (the “Fund”) has adopted a code of ethics that applies to the Fund’s principal executive officer and principal financial officer. There were no substantive amendments or waivers to the Code of Ethics during the period covered by this report.

A copy of this Code of Ethics is filed as Exhibit EX-99.CODE to this Form N-CSR and is also available, without charge, upon request, by calling 877-781-6392 toll free.

Item 3. Audit Committee Financial Expert.

The Fund’s Board of Directors has determined that the Fund has an audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Madeleine W. Ludlow, who is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees And Services.

The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Fund’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are listed below.

Audit Fees

Audits of the Portfolios:

Fiscal year ended December 31, 2025:	$421,000
Fiscal year ended December 31, 2024:	$400,000

Audit-Related Fees

Consent(s) on N-1A Annual Registration Statement(s) filed with the SEC:

Fiscal year ended December 31, 2025:	$22,000
Fiscal year ended December 31, 2024:	$18,000

Tax Fees

Tax Diversification Testing:

Fiscal year ended December 31, 2025:	$44,500
Fiscal year ended December 31, 2024:	$42,375

All Other Fees None.

Audit Committee Pre-Approval Policies and Procedures:

The Fund’s Audit Committee has adopted an Audit Committee Charter that requires that the Audit Committee oversee the quality and appropriateness of the accounting methods used in the preparation of the Fund’s financial statements, and the independent audit thereof; approve the selection and compensation of the independent auditors; and pre-approve the performance, by the independent auditors, of non-audit services for the Fund, its investment adviser, or any affiliated entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Fund.

Services Approved Pursuant to Paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

During the fiscal years ended December 31, 2025 and 2024, there were no non-audit services provided by the Fund’s principal accountant that would have required pre-approval by the Fund’s Audit Committee. The audit-related fees aforementioned were pre-approved by the Fund’s Audit Committee, although not required by paragraph (c) (7) (ii) of Regulation S-X, as the audit-related fees were less than five percent of the total amount of revenues paid to the Fund’s principal accountant.

Not Applicable.

There were no non-audit services provided by the Fund’s principal accountant, other than items disclosed in item (b) above, in which a fee was billed to the Fund, the Fund’s adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the last two fiscal years.

Not applicable, as there were no non-audit services performed by the Fund’s principal accountant that were rendered to the Fund, the Fund’s adviser, or any entity controlling, controlled by, or under common control with the adviser that provided ongoing services to the registrant that were not pre-approved for the last two fiscal years.

Not Applicable.

Not Applicable.

Item 5. Audit Committee Of Listed Registrants.

Not Applicable.

Item 6. Investments.

The information required is disclosed as part of the financial statements included in Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

AuguStar Variable
Insurance Products Fund, Inc.
Annual Financial Statements and Additional Information
December 31, 2025

AuguStar Variable Insurance Products Fund, Inc.
AVIP Bond Portfolio
Schedule of Investments
December 31, 2025

Corporate Bonds–79.7%		Rate	Maturity	Face Amount	Value
Communication Services–5.2%
AT&T, Inc. (Diversified Telecom. Svs.)		4.900%	08/15/2037	$1,000,000	$972,143
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		3.700%	04/01/2051	1,000,000	629,432
Comcast Corp. (Media)		3.250%	11/01/2039	3,000,000	2,343,983
Cox Communications, Inc. (Media)	(a)	4.500%	06/30/2043	2,500,000	1,924,747
Meta Platforms, Inc. (Interactive Media & Svs.)		5.625%	11/15/2055	2,750,000	2,639,370
NTT Finance Corp. (Diversified Telecom. Svs.)	(a)	4.876%	07/16/2030	870,000	886,019
Time Warner Cable LLC (Media)		6.550%	05/01/2037	2,000,000	2,040,918
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		4.700%	01/15/2035	2,000,000	1,964,972
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.125%	08/15/2046	750,000	601,159
					14,002,743
Consumer Discretionary–2.0%
Home Depot, Inc. / The (Specialty Retail)		2.375%	03/15/2051	2,000,000	1,147,080
Lowe's Cos., Inc. (Specialty Retail)		3.000%	10/15/2050	2,000,000	1,267,703
Mattel, Inc. (Leisure Products)		5.000%	11/17/2030	1,500,000	1,510,401
Sekisui House U.S., Inc. (Household Durables)		3.850%	01/15/2030	1,500,000	1,442,700
					5,367,884
Consumer Staples–4.4%
Altria Group, Inc. (Tobacco)		5.625%	02/06/2035	2,000,000	2,079,375
Campbell's Company / The (Food Products)		4.550%	03/21/2031	1,500,000	1,492,511
Coty Inc. / HFC Prestige Products, Inc. / HFC Prestige International U.S. LLC (Personal Care Products)	(a)	5.600%	01/15/2031	1,400,000	1,412,734
Imperial Brands Finance PLC (Tobacco)	(a)	5.625%	07/01/2035	1,000,000	1,026,558
JBS U.S.A. Holding Lux SARL / JBS U.S.A. Foods Group Holdings, Inc. / JBS U.S.A. Food Co. (Food Products)	(a)	6.375%	04/15/2066	900,000	896,109
Kellanova (Food Products)		4.500%	04/01/2046	2,000,000	1,761,945
Kraft Heinz Foods Co. (Food Products)		4.625%	10/01/2039	1,500,000	1,369,907
Smithfield Foods, Inc. (Food Products)	(a)	3.000%	10/15/2030	2,000,000	1,840,165
					11,879,304
Energy–6.8%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc. (Energy Equip. & Svs.)		4.080%	12/15/2047	2,000,000	1,591,403
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		5.200%	09/15/2034	2,500,000	2,488,975
Energy Transfer LP (Oil, Gas & Consumable Fuels)		4.950%	06/15/2028	2,000,000	2,033,061
Energy Transfer LP (Oil, Gas & Consumable Fuels)		5.700%	04/01/2035	2,000,000	2,070,254
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.750%	09/15/2044	1,000,000	854,747
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		5.550%	10/01/2034	1,800,000	1,836,023
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		6.050%	10/01/2054	1,500,000	1,434,680
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		6.000%	06/15/2035	1,000,000	1,056,511
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		5.550%	08/15/2035	1,500,000	1,535,266
Texas Eastern Transmission LP (Oil, Gas & Consumable Fuels)	(a)	4.150%	01/15/2048	1,000,000	794,057
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		5.500%	12/15/2035	1,500,000	1,492,023
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.400%	03/04/2044	1,000,000	958,641
					18,145,641
Financials–37.9%
Antares Holdings LP (Capital Markets)	(a)	2.750%	01/15/2027	3,000,000	2,931,925
Apollo Debt Solutions BDC (Capital Markets)	(a)	5.200%	12/08/2028	1,500,000	1,499,718
Apollo Debt Solutions BDC (Capital Markets)		6.700%	07/29/2031	1,500,000	1,582,784
Avolon Holdings Funding Ltd. (Financial Services)	(a)	4.900%	10/10/2030	2,000,000	2,010,608
Bank of America Corp. (Rate is fixed until 01/24/2035, then SOFR + 131) (Banks)	(b)	5.511%	01/24/2036	1,000,000	1,042,598
Bank of America Corp. (Rate is fixed until 03/08/2032, then H15T5Y + 200) (Banks)	(b)	3.846%	03/08/2037	1,000,000	941,735
Bank of Nova Scotia / The (Rate is fixed until 10/27/2035, then H15T5Y + 273) (Banks)	(b)	6.875%	10/27/2085	3,000,000	3,075,812
Belrose Funding Trust II (Insurance)	(a)	6.792%	05/15/2055	1,250,000	1,297,928
BGC Group, Inc. (Capital Markets)		6.150%	04/02/2030	2,500,000	2,588,610
Blackstone Private Credit Fund (Capital Markets)		6.000%	01/29/2032	2,000,000	2,030,184
Capital One Financial Corp. (Rate is fixed until 09/11/2030, then SOFR + 125) (Consumer Finance)	(b)	4.493%	09/11/2031	1,400,000	1,397,947
Capital One Financial Corp. (Rate is fixed until 09/11/2035, then SOFR + 163) (Consumer Finance)	(b)	5.197%	09/11/2036	2,135,000	2,124,231
Capital One N.A. (Banks)		USISOA05 + 173	08/09/2028	2,000,000	2,077,974
Charles Schwab Corp. / The (Rate is fixed until 11/14/2035, then SOFR + 123) (Capital Markets)	(b)	4.914%	11/14/2036	2,500,000	2,483,213
Citigroup, Inc. (Rate is fixed until 01/24/2035, then SOFR + 183) (Banks)	(b)	6.020%	01/24/2036	2,000,000	2,094,782
Comerica Bank (Rate is fixed until 08/25/2032, then SOFR + 261) (Banks)	(b)	5.332%	08/25/2033	2,500,000	2,515,961
Deutsche Bank AG (Rate is fixed until 12/10/2030, then SOFR + 110) (Capital Markets)	(b)	4.469%	12/10/2031	1,000,000	996,595
First Citizens BancShares, Inc. (Rate is fixed until 09/05/2030, then H15T5Y + 185) (Banks)	(b)	5.600%	09/05/2035	2,750,000	2,745,217
First Horizon Bank (Banks)		5.750%	05/01/2030	1,000,000	1,033,081

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Bond Portfolio (Continued)
Schedule of Investments
December 31, 2025
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Ford Motor Credit Co. LLC (Consumer Finance)		5.125%	11/05/2026	$2,000,000	$2,010,866
Goldman Sachs BDC, Inc. (Capital Markets)		5.650%	09/09/2030	2,000,000	2,007,118
Goldman Sachs Group, Inc. / The (Rate is fixed until 10/21/2030, then SOFR + 106) (Capital Markets)	(b)	4.369%	10/21/2031	2,700,000	2,693,565
Goldman Sachs Group, Inc. / The (Rate is fixed until 07/23/2034, then SOFR + 155) (Capital Markets)	(b)	5.330%	07/23/2035	1,500,000	1,541,187
Goldman Sachs Group, Inc. / The (Rate is fixed until 10/23/2034, then SOFR + 142) (Capital Markets)	(b)	5.016%	10/23/2035	1,000,000	1,005,353
Goldman Sachs Private Credit Corp. (Capital Markets)	(a)	5.875%	01/31/2031	2,000,000	2,002,223
HSBC Holdings PLC (Rate is fixed until 11/06/2035, then SOFR + 143) (Banks)	(b)	5.133%	11/06/2036	2,000,000	2,005,470
Intesa Sanpaolo SpA (Rate is fixed until 06/01/2041, then H15T1Y + 275) (Banks)	(a)(b)	4.950%	06/01/2042	1,500,000	1,276,084
JPMorgan Chase & Co. (Rate is fixed until 10/22/2035, then SOFR + 119) (Banks)	(b)	4.810%	10/22/2036	3,000,000	2,978,892
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. (Mortgage REIT)	(a)	7.000%	07/15/2031	2,000,000	2,120,506
LPL Holdings, Inc. (Capital Markets)		5.200%	03/15/2030	1,500,000	1,534,998
M&T Bank Corp. (Rate is fixed until 07/30/2030, then H15T5Y + 143) (Banks)	(b)	5.400%	07/30/2035	2,000,000	2,019,728
Macquarie Bank Ltd. (Rate is fixed until 08/13/2035, then H15T1Y + 145) (Capital Markets)	(a)(b)	5.642%	08/13/2036	1,000,000	1,013,562
Morgan Stanley (Rate is fixed until 07/19/2034, then SOFR + 156) (Capital Markets)	(b)	5.320%	07/19/2035	1,800,000	1,852,923
Morgan Stanley (Rate is fixed until 10/22/2035, then SOFR + 131) (Capital Markets)	(b)	4.892%	10/22/2036	3,000,000	2,973,443
MSD Investment Corp. (Capital Markets)	(a)	6.125%	02/05/2031	1,500,000	1,488,961
Oaktree Strategic Credit Fund (Capital Markets)		6.500%	07/23/2029	1,500,000	1,543,618
Pinnacle Bank (Rate is fixed until 01/15/2031, then H15T5Y + 230) (Banks)	(b)	5.957%	01/15/2036	2,100,000	2,111,654
Prudential Financial, Inc. (Rate is fixed until 09/15/2027, then QL + 238) (Insurance)	(b)	4.500%	09/15/2047	3,000,000	2,968,762
Santander Holdings U.S.A., Inc. (Rate is fixed until 01/06/2027, then SOFR + 125) (Banks)	(b)	2.490%	01/06/2028	1,000,000	982,888
Sixth Street Lending Partners (Capital Markets)		6.125%	07/15/2030	900,000	923,715
Stellantis Financial Services U.S. Corp. (Consumer Finance)	(a)	5.400%	09/15/2030	1,000,000	1,015,408
Synchrony Financial (Consumer Finance)		5.150%	03/19/2029	2,000,000	2,026,841
Synchrony Financial (Rate is fixed until 07/29/2035, then SOFR + 207) (Consumer Finance)	(b)	6.000%	07/29/2036	2,000,000	2,052,882
Toronto-Dominion Bank / The (Banks)		4.928%	10/15/2035	2,500,000	2,498,155
UBS Group AG (Rate is fixed until 08/05/2035, then USISSO05 + 330) (Capital Markets)	(a)(b)	7.000%	Perpetual	500,000	510,353
UBS Group AG (Rate is fixed until 09/23/2030, then SOFR + 106) (Capital Markets)	(a)(b)	4.398%	09/23/2031	2,000,000	1,990,272
UBS Group AG (Rate is fixed until 03/23/2036, then SOFR + 134) (Capital Markets)	(a)(b)	5.010%	03/23/2037	2,000,000	1,982,359
Unum Group (Insurance)		5.250%	12/15/2035	2,000,000	1,984,985
Webster Financial Corp. (Rate is fixed until 09/11/2030, then H15T5Y + 213) (Banks)	(b)	5.784%	09/11/2035	2,000,000	1,998,805
Wells Fargo & Co. (Rate is fixed until 01/24/2030, then SOFR + 111) (Banks)	(b)	5.244%	01/24/2031	2,000,000	2,071,040
Wells Fargo & Co. (Rate is fixed until 04/30/2040, then SOFR + 253) (Banks)	(b)	3.068%	04/30/2041	1,500,000	1,163,386
Wells Fargo & Co. (Banks)		4.650%	11/04/2044	1,000,000	876,259
Westpac Banking Corp. (Rate is fixed until 11/23/2026, then USISOA05 + 224) (Banks)	(b)	4.322%	11/23/2031	1,000,000	999,290
Willis North America, Inc. (Insurance)		5.150%	03/15/2036	1,600,000	1,600,131
Zions Bancorp N.A. (Rate is fixed until 08/18/2027, then SOFR + 116) (Banks)	(b)	4.704%	08/18/2028	3,000,000	2,999,996
					101,296,581
Health Care–3.6%
AbbVie, Inc. (Biotechnology)		4.250%	11/21/2049	2,000,000	1,647,110
Baxter International, Inc. (Health Care Equip. & Supplies)		5.650%	12/15/2035	2,000,000	2,024,036
HCA, Inc. (Health Care Providers & Svs.)		4.900%	11/15/2035	2,000,000	1,972,652
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2.800%	06/30/2031	1,000,000	920,060
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		5.500%	07/15/2044	3,000,000	2,977,719
					9,541,577
Industrials–1.4%
FedEx Corp. (Air Freight & Logistics)		4.900%	01/15/2034	2,000,000	2,008,283
TTX Co. (Ground Transportation)	(a)	5.650%	12/01/2052	1,650,000	1,648,331
					3,656,614
Information Technology–2.0%
Amphenol Corp. (Electronic Equip., Instr. & Comp.)		5.300%	11/15/2055	1,530,000	1,461,631
Foundry JV Holdco LLC (Semiconductors & Equip.)	(a)	6.400%	01/25/2038	1,500,000	1,600,015
Oracle Corp. (Software)		5.200%	09/26/2035	1,000,000	958,081
VMware LLC (Software)		2.200%	08/15/2031	1,400,000	1,243,976
					5,263,703
Materials–1.8%
Anglo American Capital PLC (Metals & Mining)	(a)	4.750%	04/10/2027	724,000	729,548
Corp. Nacional del Cobre de Chile (Metals & Mining)	(a)	6.330%	01/13/2035	600,000	640,200
Glencore Funding LLC (Metals & Mining)	(a)	2.850%	04/27/2031	1,000,000	922,422
Westlake Corp. (Chemicals)		6.375%	11/15/2055	2,500,000	2,459,556
					4,751,726
Real Estate–7.7%
Alexandria Real Estate Equities, Inc. (Health Care REITs)		3.950%	01/15/2028	1,000,000	995,631

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Bond Portfolio (Continued)
Schedule of Investments
December 31, 2025
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Real Estate (continued)
American Tower Corp. (Specialized REITs)		4.700%	12/15/2032	$1,000,000	$1,000,217
Brixmor Operating Partnership LP (Retail REITs)		4.850%	02/15/2033	1,340,000	1,342,836
COPT Defense Properties LP (Office REITs)		4.500%	10/15/2030	1,350,000	1,343,445
Essential Properties LP (Diversified REITs)		5.400%	12/01/2035	1,300,000	1,302,392
Healthcare Realty Holdings LP (Health Care REITs)		3.625%	01/15/2028	1,000,000	986,503
Highwoods Realty LP (Office REITs)		5.350%	01/15/2033	750,000	749,438
Host Hotels & Resorts LP (Hotel & Resort REITs)		4.250%	12/15/2028	2,000,000	2,001,961
Kilroy Realty LP (Office REITs)		4.250%	08/15/2029	2,000,000	1,959,444
Kimco Realty OP LLC (Retail REITs)		5.300%	02/01/2036	1,400,000	1,433,579
Piedmont Operating Partnership LP (Office REITs)		5.625%	01/15/2033	2,500,000	2,525,619
Store Capital LLC (Diversified REITs)	(a)	5.400%	04/30/2030	2,000,000	2,037,241
VICI Properties LP / VICI Note Co., Inc. (Specialized REITs)	(a)	4.500%	09/01/2026	2,000,000	2,001,950
VICI Properties LP / VICI Note Co., Inc. (Specialized REITs)	(a)	4.625%	12/01/2029	1,000,000	998,048
					20,678,304
Utilities–6.9%
AEP Transmission Co. LLC (Electric Utilities)		4.000%	12/01/2046	1,000,000	801,187
AEP Transmission Co. LLC (Electric Utilities)		3.750%	12/01/2047	1,351,000	1,034,076
Commonwealth Edison Co. (Electric Utilities)		4.350%	11/15/2045	2,000,000	1,700,284
Commonwealth Edison Co. (Electric Utilities)		5.650%	06/01/2054	2,000,000	1,983,246
Connecticut Light and Power Co. / The (Electric Utilities)		4.000%	04/01/2048	1,000,000	796,252
Consolidated Edison Co. of New York, Inc. (Electric Utilities)		5.700%	05/15/2054	2,500,000	2,491,926
Dominion Energy, Inc. (Rate is fixed until 02/15/2031, then H15T5Y + 226) (Multi-Utilities)	(b)	6.000%	02/15/2056	1,000,000	1,004,613
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	1,000,000	758,338
Enel Finance International N.V. (Electric Utilities)	(a)	5.750%	09/30/2055	2,000,000	1,948,666
Entergy Corp. (Rate is fixed until 06/15/2036, then H15T5Y + 201) (Electric Utilities)	(b)	6.100%	06/15/2056	1,000,000	998,448
Eversource Energy (Electric Utilities)		3.300%	01/15/2028	1,000,000	982,185
Florida Power & Light Co. (Electric Utilities)		3.150%	10/01/2049	2,000,000	1,369,704
Public Service Electric & Gas Co. (Multi-Utilities)		3.600%	12/01/2047	1,500,000	1,125,570
Sempra (Rate is fixed until 04/01/2031, then H15T5Y + 263) (Multi-Utilities)	(b)	6.375%	04/01/2056	1,350,000	1,378,115
					18,372,610
Total Corporate Bonds (Cost $219,661,497)					$212,956,687

Asset-Backed Securities–17.6%		Rate	Maturity	Face Amount	Value
Financials–15.0%
AGL CLO 2021-12A A1R	(a)	TSFR3M + 121	10/20/2038	$2,000,000	$2,001,200
Aimco CLO 2023-20A A1R	(a)	TSFR3M + 121	10/16/2038	2,000,000	2,000,977
Apidos CLO XXXIX Ltd. 2022-39A A1R	(a)	TSFR3M + 123	10/21/2038	2,000,000	2,000,024
Ares LVII CLO Ltd. 2020-57A A1R2	(a)	TSFR3M + 123	10/25/2038	2,000,000	1,997,502
Ballyrock CLO 2019-2A A1R3	(a)	TSFR3M + 124	10/25/2038	2,000,000	2,003,601
Benefit Street Partners CLO 44 Ltd. 2025-44A A1	(a)	TSFR3M + 122	01/15/2039	2,000,000	1,998,000
Carlyle U.S. CLO 2025-7A A1	(a)	TSFR3M + 121	01/25/2039	2,000,000	2,000,000
Cayuga Park CLO Ltd. 2020-1A AR2	(a)	TSFR3M + 120	10/17/2038	2,000,000	1,998,900
CIFC Funding 2021-2A A1R	(a)	TSFR3M + 120	01/15/2039	2,000,000	1,997,505
Dryden 2025-120A A1	(a)	TSFR3M + 122	01/15/2039	2,000,000	2,000,000
HPS Loan Management 15 2019-15A A1R2	(a)	TSFR3M + 124	10/22/2038	2,000,000	2,000,000
KKR Financial CLO 2013-1A A1R3	(a)	TSFR3M + 125	10/15/2038	2,000,000	2,000,767
Madison Park Funding XLVIII Ltd. 2021-48A AR	(a)	TSFR3M + 122	01/19/2039	2,000,000	1,997,700
Midocean Credit CLO XX 2025-20A A1	(a)	TSFR3M + 123	01/20/2039	2,000,000	1,997,490
OHA Credit Funding 16-R Ltd. 2023-16RA A1	(a)	TSFR3M + 120	10/20/2038	2,000,000	2,001,003
Orion CLO 2023-1A A1R	(a)	TSFR3M + 122	10/25/2038	2,000,000	1,998,877
Regatta XIX Funding Ltd. 2022-1A A1R	(a)	TSFR3M + 124	10/20/2038	2,000,000	1,999,223
TCW CLO 2025-2A A	(a)	TSFR3M + 124	01/15/2039	2,000,000	1,997,354
Trinitas CLO XXXVII Ltd. 2025-37A A1	(a)	TSFR3M + 122	01/22/2039	2,000,000	1,997,248
Voya CLO 2023-1A A1R	(a)	TSFR3M + 121	01/20/2039	2,000,000	1,997,501
					39,984,872
Industrials–2.6%
Air Canada 2017-1 Class B Pass Through Trust	(a)	3.700%	01/15/2026	787,037	786,380
American Airlines 2025-1 Class A Pass Through Trust		4.900%	05/11/2038	2,400,000	2,380,642
FedEx Corp. 2020-1 Class AA Pass Through Trust		1.875%	02/20/2034	2,197,911	1,917,644
United Airlines 2016-1 Class B Pass Through Trust		3.650%	01/07/2026	643,750	643,553
United Airlines 2019-2 Class AA Pass Through Trust		2.700%	05/01/2032	1,279,885	1,174,652
					6,902,871
Total Asset-Backed Securities (Cost $47,252,715)					$46,887,743

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Bond Portfolio (Continued)
Schedule of Investments
December 31, 2025
Preferred Securities–1.3%		Rate	Quantity	Value
Financials–1.3%
Bank of America Corp. DR (Rate is fixed until 07/26/2030, then H15T5Y + 235) (Banks)	(b)	6.250%	2,000,000	$2,031,412
Huntington Bancshares, Inc. (Rate is fixed until 10/15/2030, then H15T5Y + 265) (Banks)	(b)	6.250%	1,400,000	1,401,183
Total Preferred Securities (Cost $3,400,000)				$3,432,595
Total Investments – 98.6% (Cost $270,314,212)	(c)			$263,277,025
Other Assets in Excess of Liabilities – 1.4%	(d)			3,804,858
Net Assets – 100.0%				$267,081,883

Percentages are stated as a percent of net assets.

Abbreviations:
CLO:	Collateralized Loan Obligation
DR:	Depositary Receipt
H15T1Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year, 3.480% at 12/31/2025
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 3.730% at 12/31/2025
QL:
Quarterly U.S. LIBOR Rate. This rate is linked to U.S. LIBOR, which is no longer published. An alternate reference rate will be determined by the issuer prior to the date the security becomes a variable rate instrument.

REITs:	Real Estate Investment Trusts
SOFR:	Secured Overnight Financing Rate, 3.870% at 12/31/2025
TSFR3M:	Quarterly CME Term Secured Overnight Financing Rate ("SOFR"), 3.652% at 12/31/2025
USISOA05:	5 Year Secured Overnight Financing Rate ("SOFR") Spread-Adjusted ICE Swap Rate, 3.717% at 12/31/2025

Footnotes:
(a)
Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At December 31, 2025, the value of these securities totaled $83,217,969, or 31.2% of the Portfolio’s net assets.

(b)
Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at December 31, 2025.

(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
(d)	Includes $506,028 of cash pledged as collateral for the futures contracts outstanding at December 31, 2025. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
December 31, 2025
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT 10-Year U.S. Treasury Note - Long	25	March 20, 2026	$2,809,031	$2,810,938	$1,907	$(5,078)
CBT U.S. Long Bond - Long	20	March 20, 2026	2,301,288	2,311,875	10,587	(4,375)
CBT U.S. Ultra Bond - Long	61	March 20, 2026	7,297,475	7,198,000	(99,475)	(22,875)
CBT 5-Year U.S. Treasury Note - Long	20	March 31, 2026	2,181,909	2,186,094	4,185	(2,344)
Total Futures Contracts			$14,589,703	$14,506,907	$(82,796)	$(34,672)
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Balanced Allocation Portfolio
Schedule of Investments
December 31, 2025

Common Stocks–72.2%		Shares	Value
Communication Services–8.0%
Alphabet, Inc. Class A (Interactive Media & Svs.)		28,727	$8,991,551
Alphabet, Inc. Class C (Interactive Media & Svs.)		21,743	6,822,953
AT&T, Inc. (Diversified Telecom. Svs.)		37,347	927,700
Comcast Corp. Class A (Media)		50,503	1,509,535
Fox Corp. Class B (Media)		671	43,568
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		11,675	7,706,551
Netflix, Inc. (Entertainment)	(a)	23,540	2,207,110
Take-Two Interactive Software, Inc. (Entertainment)	(a)	2,628	672,847
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)		3,528	716,325
			29,598,140
Consumer Discretionary–7.4%
Amazon.com, Inc. (Broadline Retail)	(a)	54,946	12,682,636
AutoZone, Inc. (Specialty Retail)	(a)	151	512,117
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		268	1,435,228
BorgWarner, Inc. (Automobile Components)		30,641	1,380,683
Garmin Ltd. (Household Durables)		1,602	324,966
Home Depot, Inc. / The (Specialty Retail)		3,014	1,037,117
MercadoLibre, Inc. (Broadline Retail)	(a)	375	755,348
Tesla, Inc. (Automobiles)	(a)	12,179	5,477,140
TJX Cos., Inc. / The (Specialty Retail)		17,422	2,676,193
Toll Brothers, Inc. (Household Durables)		7,027	950,191
			27,231,619
Consumer Staples–3.2%
Altria Group, Inc. (Tobacco)		8,664	499,566
Coca-Cola Co. / The (Beverages)		8,193	572,772
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		3,496	3,014,741
Philip Morris International, Inc. (Tobacco)		5,696	913,638
Procter & Gamble Co. / The (Household Products)		11,664	1,671,568
Walmart, Inc. (Consumer Staples Distribution & Retail)		45,580	5,078,068
			11,750,353
Energy–1.8%
Chevron Corp. (Oil, Gas & Consumable Fuels)		7,718	1,176,300
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		65,782	2,409,595
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		6,606	693,696
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		43,720	1,201,863
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)		11,026	432,109
Schlumberger N.V. (Energy Equip. & Svs.)		18,485	709,454
			6,623,017
Financials–10.0%
American Express Co. (Consumer Finance)		1,894	700,685
Bank of America Corp. (Banks)		75,119	4,131,545
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	6,184	3,108,388
Block, Inc. (Financial Services)	(a)	6,197	403,363
Capital One Financial Corp. (Consumer Finance)		6,634	1,607,816
Charles Schwab Corp. / The (Capital Markets)		38,022	3,798,778
Citigroup, Inc. (Banks)		9,908	1,156,164
CME Group, Inc. (Capital Markets)		2,212	604,053
Huntington Bancshares, Inc. (Banks)		28,073	487,067
Intercontinental Exchange, Inc. (Capital Markets)		6,042	978,562
JPMorgan Chase & Co. (Banks)		12,649	4,075,761
Marsh & McLennan Cos., Inc. (Insurance)		4,284	794,768
Mastercard, Inc. Class A (Financial Services)		3,924	2,240,133
MetLife, Inc. (Insurance)		7,429	586,445
Moody's Corp. (Capital Markets)		1,119	571,641
Morgan Stanley (Capital Markets)		13,234	2,349,432
Nasdaq, Inc. (Capital Markets)		5,215	506,533
Progressive Corp. / The (Insurance)		5,760	1,311,667
S&P Global, Inc. (Capital Markets)		2,261	1,181,576
Travelers Cos., Inc. / The (Insurance)		8,794	2,550,788
Visa, Inc. (Financial Services)		10,139	3,555,849
			36,701,014
Health Care–6.7%
AbbVie, Inc. (Biotechnology)		9,172	2,095,710
Amgen, Inc. (Biotechnology)		3,109	1,017,607

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments
December 31, 2025
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	16,273	$1,551,630
Bristol-Myers Squibb Co. (Pharmaceuticals)		66,958	3,611,714
Cardinal Health, Inc. (Health Care Providers & Svs.)		6,773	1,391,851
Centene Corp. (Health Care Providers & Svs.)	(a)	10,997	452,526
Eli Lilly & Co. (Pharmaceuticals)		3,052	3,279,923
Gilead Sciences, Inc. (Biotechnology)		6,670	818,676
HCA Healthcare, Inc. (Health Care Providers & Svs.)		1,823	851,086
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	2,122	1,201,816
Johnson & Johnson (Pharmaceuticals)		3,528	730,120
McKesson Corp. (Health Care Providers & Svs.)		478	392,099
Medtronic PLC (Health Care Equip. & Supplies)		10,043	964,731
Natera, Inc. (Biotechnology)	(a)	3,287	753,019
Pfizer, Inc. (Pharmaceuticals)		41,968	1,045,003
Regeneron Pharmaceuticals, Inc. (Biotechnology)		1,264	975,644
Stryker Corp. (Health Care Equip. & Supplies)		2,826	993,254
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		6,054	1,998,486
Veeva Systems, Inc. Class A (Health Care Technology)	(a)	1,685	376,143
			24,501,038
Industrials–6.1%
3M Co. (Industrial Conglomerates)		8,017	1,283,522
AMETEK, Inc. (Electrical Equip.)		7,562	1,552,554
Cintas Corp. (Commercial Svs. & Supplies)		10,825	2,035,858
Comfort Systems U.S.A., Inc. (Construction & Engineering)		1,567	1,462,465
Eaton Corp. PLC (Electrical Equip.)		3,087	983,240
Ferguson Enterprises, Inc. (Trading Companies & Distributors)		2,193	488,228
GE Vernova, Inc. (Electrical Equip.)		625	408,481
General Dynamics Corp. (Aerospace & Defense)		1,197	402,982
General Electric Co. (operating as “GE Aerospace”) (Aerospace & Defense)		4,323	1,331,614
HEICO Corp. Class A (Aerospace & Defense)		1,499	378,393
Honeywell International, Inc. (Industrial Conglomerates)		10,536	2,055,468
Illinois Tool Works, Inc. (Machinery)		1,432	352,702
Lockheed Martin Corp. (Aerospace & Defense)		1,933	934,934
Parker-Hannifin Corp. (Machinery)		3,152	2,770,482
Republic Services, Inc. (Commercial Svs. & Supplies)		1,785	378,295
Rockwell Automation, Inc. (Electrical Equip.)		1,348	524,466
RTX Corp. (Aerospace & Defense)		7,746	1,420,616
Trane Technologies PLC (Building Products)		2,095	815,374
Uber Technologies, Inc. (Ground Transportation)	(a)	6,760	552,360
Union Pacific Corp. (Ground Transportation)		9,203	2,128,838
Vertiv Holdings Co. Class A (Electrical Equip.)		2,006	324,992
			22,585,864
Information Technology–25.3%
Adobe, Inc. (Software)	(a)	4,437	1,552,906
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	7,676	1,643,892
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		17,089	2,309,408
Apple, Inc. (Tech. Hardware, Storage & Periph.)		74,236	20,181,799
Arista Networks, Inc. (Communications Equip.)	(a)	10,386	1,360,878
Atlassian Corp. Class A (Software)	(a)	3,509	568,949
Broadcom, Inc. (Semiconductors & Equip.)		22,222	7,691,034
Dell Technologies, Inc. Class C (Tech. Hardware, Storage & Periph.)		2,719	342,268
Intel Corp. (Semiconductors & Equip.)	(a)	16,985	626,747
Intuit, Inc. (Software)		2,077	1,375,846
Lam Research Corp. (Semiconductors & Equip.)		15,318	2,622,135
Micron Technology, Inc. (Semiconductors & Equip.)		7,309	2,086,062
Microsoft Corp. (Software)		37,915	18,336,452
Motorola Solutions, Inc. (Communications Equip.)		3,756	1,439,750
NVIDIA Corp. (Semiconductors & Equip.)		122,292	22,807,458
Oracle Corp. (Software)		6,095	1,187,977
Palantir Technologies, Inc. Class A (Software)	(a)	9,768	1,736,262
QUALCOMM, Inc. (Semiconductors & Equip.)		8,082	1,382,426
Salesforce, Inc. (Software)		8,051	2,132,790
ServiceNow, Inc. (Software)	(a)	2,795	428,166
Synopsys, Inc. (Software)	(a)	1,149	539,708
Texas Instruments, Inc. (Semiconductors & Equip.)		2,715	471,025
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		2,163	372,620
			93,196,558

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments
December 31, 2025
Common Stocks (Continued)	Shares	Value
Materials–1.2%
Corteva, Inc. (Chemicals)	29,581	$1,982,815
Freeport-McMoRan, Inc. (Metals & Mining)	17,700	898,983
Newmont Corp. (Metals & Mining)	7,413	740,188
Nucor Corp. (Metals & Mining)	3,294	537,284
Smurfit WestRock PLC (Containers & Packaging)	11,064	427,845
		4,587,115
Real Estate–1.0%
American Tower Corp. (Specialized REITs)	4,625	812,011
CubeSmart (Specialized REITs)	13,971	503,655
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	27,566	488,745
Ventas, Inc. (Health Care REITs)	6,166	477,125
VICI Properties, Inc. (Specialized REITs)	45,878	1,290,089
		3,571,625
Utilities–1.5%
Ameren Corp. (Multi-Utilities)	4,842	483,522
Consolidated Edison, Inc. (Multi-Utilities)	6,792	674,581
Edison International (Electric Utilities)	11,178	670,904
Entergy Corp. (Electric Utilities)	11,303	1,044,736
NRG Energy, Inc. (Electric Utilities)	3,173	505,269
PG&E Corp. (Electric Utilities)	33,507	538,457
Pinnacle West Capital Corp. (Electric Utilities)	4,915	435,961
WEC Energy Group, Inc. (Multi-Utilities)	9,593	1,011,678
		5,365,108
Total Common Stocks (Cost $186,042,061)		$265,711,451

Corporate Bonds–24.3%		Rate	Maturity	Face Amount	Value
Communication Services–1.7%
AT&T, Inc. (Diversified Telecom. Svs.)		4.900%	08/15/2037	$1,000,000	$972,143
Comcast Corp. (Media)		3.250%	11/01/2039	2,000,000	1,562,655
Cox Communications, Inc. (Media)	(b)	4.500%	06/30/2043	1,000,000	769,899
Meta Platforms, Inc. (Interactive Media & Svs.)		5.625%	11/15/2055	1,250,000	1,199,714
Time Warner Cable LLC (Media)		6.550%	05/01/2037	1,000,000	1,020,459
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.125%	08/15/2046	750,000	601,159
					6,126,029
Consumer Discretionary–0.6%
Lear Corp. (Automobile Components)		3.500%	05/30/2030	1,000,000	959,330
Lowe's Cos., Inc. (Specialty Retail)		3.000%	10/15/2050	1,000,000	633,852
Mattel, Inc. (Leisure Products)		5.000%	11/17/2030	500,000	503,467
					2,096,649
Consumer Staples–1.4%
Altria Group, Inc. (Tobacco)		5.625%	02/06/2035	1,000,000	1,039,687
Campbell's Company / The (Food Products)		4.550%	03/21/2031	750,000	746,256
Coty Inc. / HFC Prestige Products, Inc. / HFC Prestige International U.S. LLC (Personal Care Products)	(b)	5.600%	01/15/2031	600,000	605,457
Imperial Brands Finance PLC (Tobacco)	(b)	5.625%	07/01/2035	500,000	513,279
JBS U.S.A. Holding Lux SARL / JBS U.S.A. Foods Group Holdings, Inc. / JBS U.S.A. Food Co. (Food Products)	(b)	6.375%	04/15/2066	400,000	398,271
Kellanova (Food Products)		4.500%	04/01/2046	1,000,000	880,973
Kraft Heinz Foods Co. (Food Products)		4.625%	10/01/2039	1,000,000	913,271
					5,097,194
Energy–1.4%
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		5.200%	09/15/2034	1,000,000	995,590
Energy Transfer LP (Oil, Gas & Consumable Fuels)		4.950%	06/15/2028	700,000	711,571
Energy Transfer LP (Oil, Gas & Consumable Fuels)		5.700%	04/01/2035	1,000,000	1,035,127
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		5.550%	10/01/2034	1,000,000	1,020,013
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		6.050%	10/01/2054	700,000	669,517
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		5.500%	12/15/2035	750,000	746,012
					5,177,830
Financials–11.0%
Antares Holdings LP (Capital Markets)	(b)	2.750%	01/15/2027	1,000,000	977,308
Apollo Debt Solutions BDC (Capital Markets)		6.700%	07/29/2031	1,000,000	1,055,189
Avolon Holdings Funding Ltd. (Financial Services)	(b)	4.900%	10/10/2030	1,000,000	1,005,304
Bank of America Corp. (Rate is fixed until 01/24/2035, then SOFR + 131) (Banks)	(c)	5.511%	01/24/2036	500,000	521,299

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments
December 31, 2025
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Bank of Nova Scotia / The (Rate is fixed until 10/27/2035, then H15T5Y + 273) (Banks)	(c)	6.875%	10/27/2085	$1,500,000	$1,537,906
Belrose Funding Trust II (Insurance)	(b)	6.792%	05/15/2055	550,000	571,089
BGC Group, Inc. (Capital Markets)		6.150%	04/02/2030	1,000,000	1,035,444
Capital One Financial Corp. (Rate is fixed until 09/11/2030, then SOFR + 125) (Consumer Finance)	(c)	4.493%	09/11/2031	600,000	599,120
Capital One Financial Corp. (Rate is fixed until 09/11/2035, then SOFR + 163) (Consumer Finance)	(c)	5.197%	09/11/2036	744,000	740,247
Capital One N.A. (Banks)		USISOA05 + 173	08/09/2028	1,000,000	1,038,987
Charles Schwab Corp. / The (Rate is fixed until 11/14/2035, then SOFR + 123) (Capital Markets)	(c)	4.914%	11/14/2036	1,000,000	993,285
Comerica Bank (Rate is fixed until 08/25/2032, then SOFR + 261) (Banks)	(c)	5.332%	08/25/2033	1,000,000	1,006,385
Deutsche Bank AG (Rate is fixed until 12/10/2030, then SOFR + 110) (Capital Markets)	(c)	4.469%	12/10/2031	800,000	797,276
First Citizens BancShares, Inc. (Rate is fixed until 09/05/2030, then H15T5Y + 185) (Banks)	(c)	5.600%	09/05/2035	1,000,000	998,261
First Horizon Bank (Banks)		5.750%	05/01/2030	1,000,000	1,033,080
Ford Motor Credit Co. LLC (Consumer Finance)		5.125%	11/05/2026	1,000,000	1,005,433
General Motors Financial Co., Inc. (Consumer Finance)		2.700%	06/10/2031	1,000,000	905,509
Goldman Sachs Group, Inc. / The (Rate is fixed until 10/21/2030, then SOFR + 106) (Capital Markets)	(c)	4.369%	10/21/2031	1,000,000	997,617
Goldman Sachs Group, Inc. / The (Rate is fixed until 07/23/2034, then SOFR + 155) (Capital Markets)	(c)	5.330%	07/23/2035	1,000,000	1,027,458
Goldman Sachs Private Credit Corp. (Capital Markets)	(b)	5.875%	01/31/2031	1,000,000	1,001,111
HSBC Holdings PLC (Rate is fixed until 11/06/2035, then SOFR + 143) (Banks)	(c)	5.133%	11/06/2036	1,000,000	1,002,735
Intesa Sanpaolo SpA (Rate is fixed until 06/01/2041, then H15T1Y + 275) (Banks)	(b)(c)	4.950%	06/01/2042	500,000	425,361
JPMorgan Chase & Co. (Rate is fixed until 10/22/2035, then SOFR + 119) (Banks)	(c)	4.810%	10/22/2036	1,000,000	992,964
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. (Mortgage REIT)	(b)	7.000%	07/15/2031	1,000,000	1,060,253
M&T Bank Corp. (Rate is fixed until 07/30/2030, then H15T5Y + 143) (Banks)	(c)	5.400%	07/30/2035	1,000,000	1,009,864
Macquarie Bank Ltd. (Rate is fixed until 08/13/2035, then H15T1Y + 145) (Capital Markets)	(b)(c)	5.642%	08/13/2036	600,000	608,137
Morgan Stanley (Rate is fixed until 07/19/2034, then SOFR + 156) (Capital Markets)	(c)	5.320%	07/19/2035	900,000	926,462
Morgan Stanley (Rate is fixed until 10/22/2035, then SOFR + 131) (Capital Markets)	(c)	4.892%	10/22/2036	1,000,000	991,148
MSD Investment Corp. (Capital Markets)	(b)	6.125%	02/05/2031	500,000	496,320
Oaktree Strategic Credit Fund (Capital Markets)		6.500%	07/23/2029	1,000,000	1,029,079
Pinnacle Bank (Rate is fixed until 01/15/2031, then H15T5Y + 230) (Banks)	(c)	5.957%	01/15/2036	900,000	904,995
Prudential Financial, Inc. (Rate is fixed until 09/15/2027, then QL + 238) (Insurance)	(c)	4.500%	09/15/2047	700,000	692,711
Santander Holdings U.S.A., Inc. (Rate is fixed until 01/06/2027, then SOFR + 125) (Banks)	(c)	2.490%	01/06/2028	1,000,000	982,888
Sixth Street Lending Partners (Capital Markets)		6.125%	07/15/2030	600,000	615,810
Synchrony Financial (Rate is fixed until 07/29/2035, then SOFR + 207) (Consumer Finance)	(c)	6.000%	07/29/2036	1,000,000	1,026,441
Toronto-Dominion Bank / The (Rate is fixed until 10/31/2030, then H15T5Y + 272) (Banks)	(c)	6.350%	10/31/2085	1,000,000	1,013,906
Truist Bank (Rate is fixed until 09/17/2029, then H15T5Y + 115) (Banks)	(c)	4.632%	09/17/2029	1,000,000	1,003,098
UBS Group AG (Rate is fixed until 08/05/2035, then USISSO05 + 330) (Capital Markets)	(b)(c)	7.000%	Perpetual	500,000	510,353
UBS Group AG (Rate is fixed until 09/23/2030, then SOFR + 106) (Capital Markets)	(b)(c)	4.398%	09/23/2031	1,000,000	995,136
UBS Group AG (Rate is fixed until 03/23/2036, then SOFR + 134) (Capital Markets)	(b)(c)	5.010%	03/23/2037	1,000,000	991,180
Unum Group (Insurance)		5.250%	12/15/2035	1,000,000	992,492
Webster Financial Corp. (Rate is fixed until 09/11/2030, then H15T5Y + 213) (Banks)	(c)	5.784%	09/11/2035	1,000,000	999,402
Wells Fargo & Co. (Rate is fixed until 04/30/2040, then SOFR + 253) (Banks)	(c)	3.068%	04/30/2041	1,000,000	775,591
Willis North America, Inc. (Insurance)		5.150%	03/15/2036	800,000	800,066
Zions Bancorp N.A. (Rate is fixed until 08/18/2027, then SOFR + 116) (Banks)	(c)	4.704%	08/18/2028	1,000,000	999,999
					40,693,699
Health Care–0.4%
Baxter International, Inc. (Health Care Equip. & Supplies)		5.650%	12/15/2035	500,000	506,009
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		5.500%	07/15/2044	1,000,000	992,573
					1,498,582
Industrials–0.7%
FedEx Corp. (Air Freight & Logistics)		4.900%	01/15/2034	1,000,000	1,004,142
TTX Co. (Ground Transportation)	(b)	5.650%	12/01/2052	750,000	749,241
United Rentals North America, Inc. (Trading Companies & Distributors)		4.875%	01/15/2028	1,000,000	1,000,086
					2,753,469
Information Technology–1.0%
Amphenol Corp. (Electronic Equip., Instr. & Comp.)		5.300%	11/15/2055	720,000	687,826
Foundry JV Holdco LLC (Semiconductors & Equip.)	(b)	6.400%	01/25/2038	500,000	533,338
HP, Inc. (Tech. Hardware, Storage & Periph.)		2.650%	06/17/2031	1,000,000	901,681
Oracle Corp. (Software)		4.300%	07/08/2034	1,000,000	904,271
VMware LLC (Software)		2.200%	08/15/2031	600,000	533,133
					3,560,249
Materials–0.6%
Corp. Nacional del Cobre de Chile (Metals & Mining)	(b)	6.330%	01/13/2035	400,000	426,800

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments
December 31, 2025
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Materials (continued)
Glencore Funding LLC (Metals & Mining)	(b)	2.850%	04/27/2031	$1,000,000	$922,422
Westlake Corp. (Chemicals)		6.375%	11/15/2055	1,000,000	983,822
					2,333,044
Real Estate–2.6%
Alexandria Real Estate Equities, Inc. (Health Care REITs)		3.950%	01/15/2028	1,000,000	995,631
American Tower Corp. (Specialized REITs)		2.750%	01/15/2027	1,000,000	986,747
American Tower Corp. (Specialized REITs)		4.700%	12/15/2032	400,000	400,087
Brixmor Operating Partnership LP (Retail REITs)		4.850%	02/15/2033	660,000	661,396
COPT Defense Properties LP (Office REITs)		4.500%	10/15/2030	650,000	646,844
Essential Properties LP (Diversified REITs)		5.400%	12/01/2035	700,000	701,288
Highwoods Realty LP (Office REITs)		5.350%	01/15/2033	250,000	249,813
Host Hotels & Resorts LP (Hotel & Resort REITs)		4.250%	12/15/2028	840,000	840,823
Kilroy Realty LP (Office REITs)		4.250%	08/15/2029	1,000,000	979,722
Piedmont Operating Partnership LP (Office REITs)		5.625%	01/15/2033	1,000,000	1,010,248
Store Capital LLC (Diversified REITs)	(b)	5.400%	04/30/2030	1,000,000	1,018,620
VICI Properties LP / VICI Note Co., Inc. (Specialized REITs)	(b)	4.500%	09/01/2026	1,000,000	1,000,975
					9,492,194
Utilities–2.9%
AEP Transmission Co. LLC (Electric Utilities)		4.000%	12/01/2046	1,000,000	801,187
AEP Transmission Co. LLC (Electric Utilities)		3.750%	12/01/2047	1,000,000	765,415
Commonwealth Edison Co. (Electric Utilities)		4.350%	11/15/2045	1,000,000	850,142
Commonwealth Edison Co. (Electric Utilities)		5.650%	06/01/2054	1,000,000	991,623
Connecticut Light and Power Co. / The (Electric Utilities)		4.000%	04/01/2048	1,000,000	796,252
Consolidated Edison Co. of New York, Inc. (Electric Utilities)		5.700%	05/15/2054	1,000,000	996,771
Dominion Energy, Inc. (Rate is fixed until 02/15/2031, then H15T5Y + 226) (Multi-Utilities)	(c)	6.000%	02/15/2056	500,000	502,306
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	1,000,000	758,338
Duke Energy Indiana LLC (Electric Utilities)		3.250%	10/01/2049	1,000,000	682,268
Enel Finance International N.V. (Electric Utilities)	(b)	5.750%	09/30/2055	1,000,000	974,333
Entergy Corp. (Rate is fixed until 06/15/2036, then H15T5Y + 201) (Electric Utilities)	(c)	6.100%	06/15/2056	500,000	499,224
Florida Power & Light Co. (Electric Utilities)		3.150%	10/01/2049	1,000,000	684,852
Public Service Electric & Gas Co. (Multi-Utilities)		3.600%	12/01/2047	1,000,000	750,380
Sempra (Rate is fixed until 04/01/2031, then H15T5Y + 263) (Multi-Utilities)	(c)	6.375%	04/01/2056	650,000	663,537
					10,716,628
Total Corporate Bonds (Cost $93,616,445)					$89,545,567

Asset-Backed Securities–0.9%	Rate	Maturity	Face Amount	Value
Industrials–0.9%
American Airlines 2025-1 Class A Pass Through Trust	4.900%	05/11/2038	$600,000	$595,160
FedEx Corp. 2020-1 Class AA Pass Through Trust	1.875%	02/20/2034	1,465,274	1,278,430
United Airlines 2016-1 Class B Pass Through Trust	3.650%	01/07/2026	71,528	71,506
United Airlines 2019-2 Class AA Pass Through Trust	2.700%	05/01/2032	1,279,885	1,174,652
Total Asset-Backed Securities (Cost $3,360,819)				$3,119,748

U.S. Treasury Obligations–0.6%	Rate	Maturity	Face Amount	Value
U.S. Treasury Note	3.500%	12/15/2028	$1,000,000	$998,828
U.S. Treasury Note	4.000%	11/15/2035	1,000,000	985,625
Total U.S. Treasury Obligations (Cost $1,986,617)				$1,984,453

Preferred Securities–0.4%		Rate	Quantity	Value
Financials–0.4%
Bank of America Corp. DR (Rate is fixed until 07/26/2030, then H15T5Y + 235) (Banks)	(c)	6.250%	1,000,000	$1,015,706
Huntington Bancshares, Inc. (Rate is fixed until 10/15/2030, then H15T5Y + 265) (Banks)	(c)	6.250%	600,000	600,507
Total Preferred Securities (Cost $1,600,000)				$1,616,213
Total Investments – 98.4% (Cost $286,605,942)	(d)			$361,977,432
Other Assets in Excess of Liabilities – 1.6%	(e)			5,983,973
Net Assets – 100.0%				$367,961,405

Percentages are stated as a percent of net assets.

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments
December 31, 2025
Abbreviations:
DR:	Depositary Receipt
H15T1Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year, 3.480% at 12/31/2025
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 3.730% at 12/31/2025
QL:
Quarterly U.S. LIBOR Rate. This rate is linked to U.S. LIBOR, which is no longer published. An alternate reference rate will be determined by the issuer prior to the date the security becomes a variable rate instrument.

REITs:	Real Estate Investment Trusts
SOFR:	Secured Overnight Financing Rate, 3.870% at 12/31/2025
USISOA05:	5 Year Secured Overnight Financing Rate ("SOFR") Spread-Adjusted ICE Swap Rate, 3.717% at 12/31/2025

Footnotes:
(a)	Non-income producing security.
(b)
Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At December 31, 2025, the value of these securities totaled $16,554,187, or 4.5% of the Portfolio’s net assets.

(c)
Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at December 31, 2025.

(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
(e)	Includes $338,469 of cash pledged as collateral for the futures contracts outstanding at December 31, 2025. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
December 31, 2025
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT U.S. Long Bond - Long	9	March 20, 2026	$1,051,611	$1,040,344	$(11,267)	$(1,969)
CBT U.S. Ultra Bond - Long	14	March 20, 2026	1,665,325	1,652,000	(13,325)	(5,250)
CME E-mini S&P 500 Index - Long	11	March 20, 2026	3,781,843	3,790,875	9,032	(28,463)
CBT 2-Year U.S. Treasury Note - Long	10	March 31, 2026	2,087,285	2,087,891	606	(703)
CBT 5-Year U.S. Treasury Note - Long	10	March 31, 2026	1,090,955	1,093,047	2,092	(1,172)
			$9,677,019	$9,664,157	$(12,862)	$(37,557)
 Short Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT 10-Year U.S. Ultra Bond - Short	28	March 20, 2026	$(3,242,481)	$(3,220,438)	$22,043	$5,250
Total Futures Contracts			$6,434,538	$6,443,719	$9,181	$(32,307)
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage International Equity Portfolio
Schedule of Investments
December 31, 2025

Common Stocks–98.1%		Shares	Value
Japan–23.6%
Advantest Corp. (Information Technology)	(a)	11,200	$1,413,933
Astellas Pharma, Inc. (Health Care)	(a)	132,500	1,770,333
Canon, Inc. (Information Technology)	(a)	85,300	2,525,087
CyberAgent, Inc. (Communication Services)	(a)	53,800	459,829
Dai-ichi Life Holdings, Inc. (Financials)	(a)	61,500	510,587
Daiichi Sankyo Co. Ltd. (Health Care)	(a)	15,900	338,633
Daikin Industries Ltd. (Industrials)	(a)	3,300	423,631
Daiwa House Industry Co. Ltd. (Real Estate)	(a)	40,000	1,328,384
Daiwa Securities Group, Inc. (Financials)	(a)	22,700	198,849
Denso Corp. (Consumer Discretionary)	(a)	20,200	278,647
Dentsu Group, Inc. (Communication Services)	(a)	2,400	50,950
DMG Mori Co. Ltd. (Industrials)	(a)	15,900	265,515
ENEOS Holdings, Inc. (Energy)	(a)	360,900	2,550,367
FANUC Corp. (Industrials)	(a)	10,300	400,873
Fast Retailing Co. Ltd. (Consumer Discretionary)	(a)	900	326,387
Fujitsu Ltd. (Information Technology)	(a)	120,000	3,290,112
Hitachi Ltd. (Industrials)	(a)	176,600	5,478,776
Hulic Co. Ltd. (Real Estate)	(a)	3,700	40,449
Japan Post Bank Co. Ltd. (Financials)	(a)	30,300	426,139
Japan Post Holdings Co. Ltd. (Financials)	(a)	31,200	328,094
Japan Post Insurance Co. Ltd. (Financials)	(a)	1,700	51,010
Japan Tobacco, Inc. (Consumer Staples)	(a)	92,200	3,318,006
Kansai Electric Power Co., Inc. / The (Utilities)	(a)	6,700	105,129
Kao Corp. (Consumer Staples)	(a)	1,300	52,021
Keyence Corp. (Information Technology)	(a)	5,700	2,065,137
LY Corp. (Communication Services)	(a)	250,500	666,991
Mitsubishi Corp. (Industrials)	(a)	3,600	82,492
Mitsubishi Electric Corp. (Industrials)	(a)	32,300	947,568
Mitsubishi HC Capital, Inc. (Financials)	(a)	15,500	129,738
Mitsubishi Heavy Industries Ltd. (Industrials)	(a)	75,600	1,851,592
Mitsubishi UFJ Financial Group, Inc. (Financials)	(a)	198,700	3,155,416
Mitsui & Co. Ltd. (Industrials)	(a)	63,200	1,867,920
Mitsui Fudosan Co. Ltd. (Real Estate)	(a)	145,400	1,654,274
Mizuho Financial Group, Inc. (Financials)	(a)	42,000	1,525,091
MS&AD Insurance Group Holdings, Inc. (Financials)	(a)	22,200	522,747
Murata Manufacturing Co. Ltd. (Information Technology)	(a)	107,100	2,223,356
NEC Corp. (Information Technology)	(a)	64,500	2,174,880
NGK Insulators Ltd. (Industrials)	(a)	17,100	366,255
NIDEC CORP (Industrials)	(a)	83,400	1,129,407
Nintendo Co. Ltd. (Communication Services)	(a)	1,500	101,324
Nomura Holdings, Inc. (Financials)	(a)	387,800	3,225,886
Nomura Real Estate Holdings, Inc. (Real Estate)	(a)	112,100	690,698
Nomura Research Institute Ltd. (Information Technology)	(a)	400	15,399
Obayashi Corp. (Industrials)	(a)	25,100	524,304
Ono Pharmaceutical Co. Ltd. (Health Care)	(a)	49,500	686,109
ORIX Corp. (Financials)	(a)	19,700	572,715
Otsuka Holdings Co. Ltd. (Health Care)	(a)	2,000	112,989
Pan Pacific International Holdings Corp. (Consumer Discretionary)	(a)	280,400	1,670,969
Panasonic Holdings Corp. (Consumer Discretionary)	(a)	92,900	1,215,320
Recruit Holdings Co. Ltd. (Industrials)	(a)	28,300	1,614,432
Resona Holdings, Inc. (Financials)	(a)	44,300	420,039
Secom Co. Ltd. (Industrials)	(a)	9,400	334,069
Common Stocks (Continued)		Shares	Value
Japan (continued)
Shimizu Corp. (Industrials)	(a)	50,100	$854,284
SoftBank Corp. (Communication Services)	(a)	370,000	507,957
SoftBank Group Corp. (Communication Services)	(a)	51,500	1,451,902
Sompo Holdings, Inc. (Financials)	(a)	15,400	524,290
Sony Group Corp. (Consumer Discretionary)	(a)	224,400	5,735,700
Sumitomo Chemical Co. Ltd. (Materials)	(a)	353,600	1,006,524
Sumitomo Corp. (Industrials)	(a)	2,900	100,296
Sumitomo Mitsui Financial Group, Inc. (Financials)	(a)	112,300	3,614,191
Sumitomo Mitsui Trust Group, Inc. (Financials)	(a)	47,900	1,455,494
Sumitomo Realty & Development Co. Ltd. (Real Estate)	(a)	1,600	40,097
Suzuki Motor Corp. (Consumer Discretionary)	(a)	45,600	677,249
Sysmex Corp. (Health Care)	(a)	98,900	974,825
T&D Holdings, Inc. (Financials)	(a)	8,000	184,351
Taisei Corp. (Industrials)	(a)	800	75,840
Terumo Corp. (Health Care)	(a)	115,900	1,688,585
Tokio Marine Holdings, Inc. (Financials)	(a)	31,200	1,158,327
Tokyo Electron Ltd. (Information Technology)	(a)	12,100	2,657,372
Toyota Motor Corp. (Consumer Discretionary)	(a)	65,500	1,401,164
Unicharm Corp. (Consumer Staples)	(a)	142,900	819,044
Yokohama Financial Group, Inc. (Financials)	(a)	14,200	117,039
			82,523,389
United Kingdom–14.9%
Admiral Group PLC (Financials)	(a)	4,400	188,366
Airtel Africa PLC (Communication Services)	(a)	15,734	74,598
Anglo American PLC (Materials)	(a)	2,748	113,243
AstraZeneca PLC (Health Care)	(a)	31,845	5,865,593
Aviva PLC (Financials)	(a)	3,730	34,150
BAE Systems PLC (Industrials)	(a)	157,421	3,618,955
Barclays PLC (Financials)	(a)	850,484	5,398,918
British American Tobacco PLC (Consumer Staples)	(a)	6,093	345,337
Compass Group PLC (Consumer Discretionary)	(a)	18,070	574,897
Endeavour Mining PLC (Materials)	(a)	1,648	85,332
GSK PLC (Health Care)	(a)	103,802	2,550,991
Halma PLC (Information Technology)	(a)	15,068	714,080
HSBC Holdings PLC (Financials)	(a)	294,324	4,614,353
IG Group Holdings PLC (Financials)	(a)	30,178	534,939
Imperial Brands PLC (Consumer Staples)	(a)	67,587	2,841,478
InterContinental Hotels Group PLC (Consumer Discretionary)	(a)	7,672	1,074,672
Intertek Group PLC (Industrials)	(a)	24,319	1,508,212
J Sainsbury PLC (Consumer Staples)	(a)	89,887	396,138
Lloyds Banking Group PLC (Financials)	(a)	1,110,700	1,463,726
London Stock Exchange Group PLC (Financials)	(a)	1,951	234,929
NatWest Group PLC (Financials)	(a)	249,560	2,176,653
Next PLC (Consumer Discretionary)	(a)	9,263	1,704,251
RELX PLC (Industrials)	(a)	13,763	556,690
Rightmove PLC (Communication Services)	(a)	7,507	52,482
Rio Tinto PLC (Materials)	(a)	4,751	379,058
Rolls-Royce Holdings PLC (Industrials)	(a)	260,497	4,048,943
Sage Group PLC / The (Information Technology)	(a)	136,942	1,994,105
Shell PLC (Energy)	(a)	86,995	3,195,696
Smiths Group PLC (Industrials)	(a)	52,947	1,668,418

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage International Equity Portfolio (Continued)
Schedule of Investments
December 31, 2025
Common Stocks (Continued)		Shares	Value
United Kingdom (continued)
Unilever PLC (Consumer Staples)	(a)	23,506	$1,536,854
Vodafone Group PLC (Communication Services)	(a)	1,867,185	2,480,957
			52,027,014
France–12.0%
Air Liquide SA (Materials)	(a)	14,217	2,675,423
AXA SA (Financials)	(a)	105,550	5,076,405
BNP Paribas SA (Financials)	(a)	46,208	4,372,459
Bureau Veritas SA (Industrials)	(a)	38,020	1,210,766
Credit Agricole SA (Financials)	(a)	83,978	1,723,827
Dassault Systemes SE (Information Technology)	(a)	2,586	72,228
Engie SA (Utilities)	(a)	14,789	388,856
EssilorLuxottica SA (Health Care)	(a)	367	116,036
Hermes International SCA (Consumer Discretionary)	(a)	575	1,420,652
Ipsen SA (Health Care)	(a)	5,550	775,145
Klepierre SA (Real Estate)	(a)	1,355	53,650
L'Oreal SA (Consumer Staples)	(a)	4,035	1,733,167
LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	(a)	5,720	4,312,309
Publicis Groupe SA (Communication Services)	(a)	11,939	1,238,566
Safran SA (Industrials)	(a)	17,326	6,029,118
Sanofi SA (Health Care)	(a)	43,471	4,217,458
Societe Generale SA (Financials)	(a)	10,615	855,228
Thales SA (Industrials)	(a)	7,571	2,044,930
TotalEnergies SE (Energy)	(a)	9,010	587,253
Veolia Environnement SA (Utilities)	(a)	32,402	1,128,941
Vinci SA (Industrials)	(a)	15,188	2,132,810
			42,165,227
Germany–9.0%
Allianz SE (Financials)	(a)	6,662	3,055,648
Commerzbank AG (Financials)	(a)	747	31,625
Continental AG (Consumer Discretionary)	(a)	11,020	879,730
Deutsche Bank AG (Financials)	(a)	69,028	2,684,820
Deutsche Boerse AG (Financials)	(a)	841	220,898
Deutsche Telekom AG (Communication Services)	(a)	179,366	5,818,157
GEA Group AG (Industrials)	(a)	2,198	149,230
Knorr-Bremse AG (Industrials)	(a)	949	106,124
LEG Immobilien SE (Real Estate)	(a)	9,117	665,822
Mercedes-Benz Group AG (Consumer Discretionary)	(a)	20,003	1,411,590
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	(a)	3,999	2,640,853
Nemetschek SE (Information Technology)	(a)	5,995	653,691
Rational AG (Industrials)	(a)	38	29,414
Rheinmetall AG (Industrials)	(a)	783	1,435,789
SAP SE (Information Technology)	(a)	33,564	8,212,384
Siemens AG (Industrials)	(a)	3,377	948,383
Siemens Energy AG (Industrials)	(a)(b)	14,476	2,045,859
Vonovia SE (Real Estate)	(a)	14,259	411,118
			31,401,135
Switzerland–8.3%
ABB Ltd. (Industrials)	(a)	81,426	6,019,116
Accelleron Industries AG (Industrials)	(a)	2,897	224,789
Cie Financiere Richemont SA (Consumer Discretionary)	(a)	3,252	701,834
DSM-Firmenich AG (Materials)	(a)	5,363	433,385
Glencore PLC (Materials)	(a)	291,449	1,585,406
Julius Baer Group Ltd. (Financials)	(a)	724	56,601
Logitech International SA (Information Technology)	(a)	12,098	1,232,092
Common Stocks (Continued)		Shares	Value
Switzerland (continued)
Nestle SA (Consumer Staples)	(a)	24,814	$2,466,348
Novartis AG (Health Care)	(a)	30,286	4,183,654
Roche Holding Ltd. (Health Care)	(a)	1,546	652,776
Roche Holding Ltd. NVS (Health Care)	(a)	7,192	2,972,224
Schindler Holding AG - Participation Certificates (Industrials)	(a)	920	346,712
Schindler Holding AG - Registered Shares (Industrials)	(a)	544	192,821
SGS SA (Industrials)	(a)	3,567	408,937
Sonova Holding AG (Health Care)	(a)	2,566	662,070
UBS Group AG (Financials)	(a)	92,515	4,276,697
Zurich Insurance Group AG (Financials)	(a)	3,400	2,580,658
			28,996,120
Australia–7.2%
Aristocrat Leisure Ltd. (Consumer Discretionary)	(a)	85,902	3,331,289
Aurizon Holdings Ltd. (Industrials)	(a)	78,395	190,346
BHP Group Ltd. (Materials)	(a)	101,214	3,054,240
Coles Group Ltd. (Consumer Staples)	(a)	32,323	462,479
Commonwealth Bank of Australia (Financials)	(a)	36,581	3,911,029
Computershare Ltd. (Industrials)	(a)	21,880	496,907
CSL Ltd. (Health Care)	(a)	6,925	797,847
Evolution Mining Ltd. (Materials)	(a)	157,204	1,322,556
Fortescue Ltd. (Materials)	(a)	88,314	1,291,302
JB Hi-Fi Ltd. (Consumer Discretionary)	(a)	417	26,713
Macquarie Group Ltd. (Financials)	(a)	35,429	4,768,163
Orica Ltd. (Materials)	(a)	58,528	945,354
Perseus Mining Ltd. (Materials)	(a)	13,755	51,796
Qantas Airways Ltd. (Industrials)	(a)	31,988	220,683
QBE Insurance Group Ltd. (Financials)	(a)	33,108	438,608
REA Group Ltd. (Communication Services)	(a)	6,402	783,618
Regis Resources Ltd. (Materials)	(a)	12,387	62,034
Rio Tinto Ltd. (Materials)	(a)	1,665	163,166
Santos Ltd. (Energy)	(a)	104,488	428,564
SEEK Ltd. (Communication Services)	(a)	44,573	684,988
Sonic Healthcare Ltd. (Health Care)	(a)	1,972	29,737
Technology One Ltd. (Information Technology)	(a)	2,494	46,234
Wesfarmers Ltd. (Consumer Discretionary)	(a)	22,327	1,203,491
Worley Ltd. (Industrials)	(a)	58,230	487,936
			25,199,080
Netherlands–4.7%
Adyen N.V. (Financials)	(a)(b)	326	523,058
Argenx SE (Health Care)	(a)(b)	852	717,089
ASM International N.V. (Information Technology)	(a)	976	588,351
ASML Holding N.V. (Information Technology)	(a)	9,798	10,473,239
ASR Nederland N.V. (Financials)	(a)	857	60,836
Koninklijke Ahold Delhaize N.V. (Consumer Staples)	(a)	3,363	137,926
Koninklijke Philips N.V. (Health Care)	(a)	5,468	147,991
Prosus N.V. (Consumer Discretionary)	(a)	30,406	1,877,986
Wolters Kluwer N.V. (Industrials)	(a)	19,840	2,059,916
			16,586,392
Spain–4.5%
ACS Actividades de Construccion y Servicios SA (Industrials)	(a)	16,261	1,612,750
Banco Bilbao Vizcaya Argentaria SA (Financials)	(a)	9,825	229,808
Banco Santander SA (Financials)	(a)	458,754	5,383,406
Bankinter SA (Financials)	(a)	11,012	182,337
CaixaBank SA (Financials)	(a)	13,648	166,673
Iberdrola SA (Utilities)	(a)	290,233	6,282,129

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage International Equity Portfolio (Continued)
Schedule of Investments
December 31, 2025
Common Stocks (Continued)		Shares	Value
Spain (continued)
Industria de Diseno Textil SA (Consumer Discretionary)	(a)	2,412	$158,879
Naturgy Energy Group SA (Utilities)	(a)	22,917	697,793
Repsol SA (Energy)	(a)	28,761	538,679
Telefonica SA (Communication Services)	(a)	84,104	345,247
			15,597,701
Hong Kong–2.8%
AIA Group Ltd. (Financials)	(a)	551,800	5,667,810
CK Hutchison Holdings Ltd. (Industrials)	(a)	303,500	2,067,748
Jardine Matheson Holdings Ltd. (Industrials)	(a)	9,600	654,755
Swire Pacific Ltd. Class A (Industrials)	(a)	20,000	160,849
Techtronic Industries Co. Ltd. (Industrials)	(a)	114,000	1,309,721
			9,860,883
Italy–2.3%
Amplifon SpA (Health Care)	(a)	9,876	159,149
Banca Mediolanum SpA (Financials)	(a)	3,337	75,984
Banca Monte dei Paschi di Siena SpA (Financials)	(a)	2,877	30,628
BPER Banca SPA (Financials)	(a)	22,969	310,598
Enel SpA (Utilities)	(a)	50,663	527,864
Eni SpA (Energy)	(a)	117,174	2,222,571
Generali (Financials)	(a)	5,747	241,236
Intesa Sanpaolo SpA (Financials)	(a)	257,773	1,785,309
Leonardo SpA (Industrials)	(a)	6,860	392,980
Poste Italiane SpA (Financials)	(a)	7,750	194,971
Prysmian SpA (Industrials)	(a)	2,322	231,531
UniCredit SpA (Financials)	(a)	23,751	1,971,706
			8,144,527
Sweden–2.2%
Assa Abloy AB Class B (Industrials)	(a)	21,729	842,422
Evolution AB (Consumer Discretionary)	(a)	396	26,950
Industrivarden AB Class A (Financials)	(a)	474	21,303
Sandvik AB (Industrials)	(a)	63,778	2,065,782
Securitas AB Class B (Industrials)	(a)	8,145	129,784
Skanska AB Class B (Industrials)	(a)	44,821	1,223,144
Swedbank AB (Financials)	(a)	14,041	488,475
Swedish Orphan Biovitrum AB (Health Care)	(a)(b)	3,381	121,566
Tele2 AB Class B (Communication Services)	(a)	46,522	780,627
Telefonaktiebolaget LM Ericsson Class B (Information Technology)	(a)	102,840	1,003,942
Telia Co. AB (Communication Services)	(a)	191,099	816,444
			7,520,439
Ireland–1.0%
Experian PLC (Industrials)	(a)	77,918	3,523,958
Kerry Group PLC Class A (Consumer Staples)	(a)	753	69,025
			3,592,983
Denmark–1.0%
Genmab A/S (Health Care)	(a)(b)	1,575	486,698
Novo Nordisk A/S Class B (Health Care)	(a)	24,565	1,252,147
Pandora A/S (Consumer Discretionary)	(a)	10,000	1,106,073
Tryg A/S (Financials)	(a)	27,018	707,135
			3,552,053
Common Stocks (Continued)		Shares	Value
Finland–1.0%
Kone Oyj Class B (Industrials)	(a)	15,385	$1,091,229
Nokia Oyj (Information Technology)	(a)	102,433	663,461
Nordea Bank Abp (Financials)	(a)	31,013	584,605
Sampo Oyj Class A (Financials)	(a)	94,468	1,145,087
			3,484,382
Israel–1.0%
Bank Hapoalim BM (Financials)	(a)	31,430	711,073
Bank Leumi Le-Israel BM (Financials)	(a)	25,423	560,400
Elbit Systems Ltd. (Industrials)	(a)	1,125	648,712
Israel Discount Bank Ltd. Class A (Financials)	(a)	20,885	221,789
Mizrahi Tefahot Bank Ltd. (Financials)	(a)	8,701	607,627
Nice Ltd. (Information Technology)	(a)(b)	4,888	554,645
Nova Ltd. (Information Technology)	(a)(b)	47	15,664
			3,319,910
Norway–0.9%
DNB Bank ASA (Financials)	(a)	67,915	1,891,350
Kongsberg Gruppen ASA (Industrials)	(a)	31,167	799,015
Var Energi ASA (Energy)	(a)	159,897	522,443
			3,212,808
Singapore–0.9%
CapitaLand Investment Ltd. (Real Estate)	(a)	18,100	38,161
DBS Group Holdings Ltd. (Financials)	(a)	37,200	1,628,034
Singapore Technologies Engineering Ltd. (Industrials)	(a)	63,700	415,603
Singapore Telecommunications Ltd. (Communication Services)	(a)	260,600	923,318
			3,005,116
Portugal–0.4%
EDP SA (Utilities)	(a)	316,358	1,454,119
Belgium–0.3%
Ageas SA / N.V. (Financials)	(a)	16,346	1,145,901
Macao–0.1%
Sands China Ltd. (Consumer Discretionary)	(a)	130,400	328,633
Luxembourg–0.0%
Tenaris SA (Energy)	(a)	5,904	113,889
Austria–0.0%
BAWAG Group AG (Financials)	(a)	424	63,734
Chile–0.0%
Antofagasta PLC (Materials)	(a)	1,055	46,304
Total Common Stocks (Cost $301,055,823)			$343,341,739

Preferred Securities–0.2%		Rate	Quantity	Value
Germany–0.2%
Porsche Automobil Holding SE (Consumer Discretionary)	(a)	4.785% (c)	15,523	$727,934
Total Preferred Securities (Cost $679,650)				$727,934
Total Investments – 98.3% (Cost $301,735,473)			(d)	$344,069,673
Other Assets in Excess of Liabilities – 1.7%			(e)	5,929,625
Net Assets – 100.0%				$349,999,298

Percentages are stated as a percent of net assets.

Abbreviations:
NVS:	Non-Voting Shares

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage International Equity Portfolio (Continued)
Schedule of Investments
December 31, 2025
Footnotes:
(a)
Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board or its designee. These securities represent $344,069,673 or 98.3%
of the Portfolio’s net assets.

(b)	Non-income producing security.
(c)
Represents twelve-month dividend yield. Rates are determined by actual distributions, which are impacted by factors unique to each preference share such as board authorization, distributable earnings, and preferred payout features compared to other classes of equity.

(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
(e)	Includes $187,171 of cash pledged as collateral for the futures contracts outstanding at December 31, 2025. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
December 31, 2025
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
MSCI EAFE Index - Long	39	March 20, 2026	$5,642,800	$5,659,095	$16,295	$(31,590)
Total Futures Contracts			$5,642,800	$5,659,095	$16,295	$(31,590)
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Fidelity Institutional AM® Equity Growth Portfolio
Schedule of Investments
December 31, 2025

Common Stocks–99.3%		Shares	Value
Communication Services–14.1%
Alphabet, Inc. Class A (Interactive Media & Svs.)		52,455	$16,418,415
Baidu, Inc. – ADR (Interactive Media & Svs.)	(a)	1,977	258,315
Live Nation Entertainment, Inc. (Entertainment)	(a)	11,544	1,645,020
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		16,069	10,606,986
ROBLOX Corp. Class A (Entertainment)	(a)	27,763	2,249,636
Tencent Holdings Ltd. (Interactive Media & Svs.)	(b)	46,964	3,598,722
			34,777,094
Consumer Discretionary–17.6%
Amazon.com, Inc. (Broadline Retail)	(a)	102,828	23,734,759
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		446	2,388,477
BYD Co. Ltd. (Automobiles)	(b)	130,878	1,593,697
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	21,110	644,699
D.R. Horton, Inc. (Household Durables)		5,298	763,071
Duolingo, Inc. (Diversified Consumer Svs.)	(a)	1,232	216,216
eBay, Inc. (Broadline Retail)		5,792	504,483
Etsy, Inc. (Broadline Retail)	(a)	11,227	622,425
Floor & Decor Holdings, Inc. Class A (Specialty Retail)	(a)	5,557	338,366
Games Workshop Group PLC (Leisure Products)	(b)	2,794	709,139
Hesai Group – ADR (Automobile Components)	(a)	53,641	1,201,559
Kering SA (Textiles, Apparel & Luxury Goods)	(b)	783	276,291
Kura Sushi U.S.A., Inc. Class A (Hotels, Restaurants & Leisure)	(a)	4,588	240,090
Lowe's Cos., Inc. (Specialty Retail)		18,908	4,559,853
Savers Value Village, Inc. (Broadline Retail)	(a)	37,247	347,887
Tesla, Inc. (Automobiles)	(a)	9,283	4,174,751
TopBuild Corp. (Household Durables)	(a)	2,621	1,093,455
			43,409,218
Consumer Staples–2.8%
British American Tobacco PLC – ADR (Tobacco)		24,091	1,364,032
Estee Lauder Cos., Inc. / The Class A (Personal Care Products)		29,522	3,091,544
Philip Morris International, Inc. (Tobacco)		14,973	2,401,669
			6,857,245
Energy–0.5%
Range Resources Corp. (Oil, Gas & Consumable Fuels)		33,076	1,166,260
Financials–7.7%
Arthur J. Gallagher & Co. (Insurance)		6,623	1,713,966
Blackstone, Inc. (Capital Markets)		7,397	1,140,174
Bullish (Capital Markets)	(a)	11,401	431,756
Capital One Financial Corp. (Consumer Finance)		10,358	2,510,365
Coinbase Global, Inc. Class A (Capital Markets)	(a)	1,305	295,113
Evercore, Inc. Class A (Capital Markets)		8,988	3,058,167
Figure Technology Solutions, Inc. Class A (Consumer Finance)	(a)	200	8,168
Goldman Sachs Group, Inc. / The (Capital Markets)		1,707	1,500,453
Interactive Brokers Group, Inc. Class A (Capital Markets)		6,345	408,047
Mastercard, Inc. Class A (Financial Services)		4,352	2,484,470
Morgan Stanley (Capital Markets)		12,565	2,230,664
Robinhood Markets, Inc. Class A (Capital Markets)	(a)	3,380	382,278
Rocket Cos., Inc. Class A (Financial Services)		56,798	1,099,609
Toast, Inc. Class A (Financial Services)	(a)	46,935	1,666,662
			18,929,892
Common Stocks (Continued)		Shares	Value
Health Care–16.4%
10X Genomics, Inc. Class A (Life Sciences Tools & Svs.)	(a)	10,075	$164,323
Aclaris Therapeutics, Inc. (Pharmaceuticals)	(a)	2,837	8,539
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	6,576	1,026,842
Alnylam Pharmaceuticals, Inc. (Biotechnology)	(a)	8,089	3,216,591
Arcellx, Inc. (Biotechnology)	(a)	1,506	98,191
Beam Therapeutics, Inc. (Biotechnology)	(a)	22,925	635,481
Biogen, Inc. (Biotechnology)	(a)	13,384	2,355,450
BioNTech SE – ADR (Biotechnology)	(a)	9,259	881,457
Bio-Techne Corp. (Life Sciences Tools & Svs.)		1,872	110,092
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	39,545	3,770,616
Ceribell, Inc. (Health Care Equip. & Supplies)	(a)	3,292	72,194
Chemometec A/S (Life Sciences Tools & Svs.)	(b)	3,662	391,895
Codexis, Inc. (Life Sciences Tools & Svs.)	(a)	37,883	61,749
Corcept Therapeutics, Inc. (Pharmaceuticals)	(a)	8,974	312,295
Cytokinetics, Inc. (Biotechnology)	(a)	9,503	603,821
Eli Lilly & Co. (Pharmaceuticals)		8,358	8,982,176
Galapagos N.V. – ADR (Biotechnology)	(a)	8,730	285,471
Gilead Sciences, Inc. (Biotechnology)		20,217	2,481,435
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	17,537	1,606,565
Hookipa Pharma, Inc. (Biotechnology)	(a)	679	606
Immuneering Corp. Class A (Biotechnology)	(a)	6,769	44,540
Immunocore Holdings PLC – ADR (Biotechnology)	(a)	5,130	178,062
Janux Therapeutics, Inc. (Biotechnology)	(a)	3,773	52,067
Krystal Biotech, Inc. (Biotechnology)	(a)	476	117,353
Legend Biotech Corp. – ADR (Biotechnology)	(a)	3,454	75,090
MaxCyte, Inc. (Life Sciences Tools & Svs.)	(a)	22,645	35,100
Moderna, Inc. (Biotechnology)	(a)	7,802	230,081
Newamsterdam Pharma Co. N.V. (Biotechnology)	(a)	9,903	347,397
Penumbra, Inc. (Health Care Equip. & Supplies)	(a)	1,343	417,552
Pulmonx Corp. (Health Care Equip. & Supplies)	(a)	1,299	2,871
Royalty Pharma PLC Class A (Pharmaceuticals)		142,636	5,511,455
RxSight, Inc. (Health Care Equip. & Supplies)	(a)	418	4,356
Teva Pharmaceutical Industries Ltd. – ADR (Pharmaceuticals)	(a)	78,919	2,463,062
UCB SA (Pharmaceuticals)	(b)	10,065	2,807,301
Veeva Systems, Inc. Class A (Health Care Technology)	(a)	3,051	681,075
Vor BioPharma, Inc. (Biotechnology)	(a)	324	4,238
XOMA Royalty Corp. (Biotechnology)	(a)	6,031	160,364
Zevra Therapeutics, Inc. (Pharmaceuticals)	(a)	15,546	139,292
			40,337,045
Industrials–7.7%
Boeing Co. / The (Aerospace & Defense)	(a)	248	53,846
Carpenter Technology Corp. (Aerospace & Defense)		5,933	1,867,946
Deere & Co. (Machinery)		5,797	2,698,909
Equifax, Inc. (Professional Svs.)		7,934	1,721,519
Ferguson Enterprises, Inc. (Trading Companies & Distributors)	(b)	6,715	1,488,348
Firefly Aerospace, Inc. (Aerospace & Defense)	(a)	400	8,948
GE Vernova, Inc. (Electrical Equip.)		4,164	2,721,466
General Electric Co. (operating as “GE Aerospace”) (Aerospace & Defense)		12,972	3,995,765
Ingersoll Rand, Inc. (Machinery)		13,794	1,092,761
Loar Holdings, Inc. (Aerospace & Defense)	(a)	57	3,876
RELX PLC – ADR (Professional Svs.)		14,545	587,909

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Fidelity Institutional AM® Equity Growth Portfolio (Continued)
Schedule of Investments
December 31, 2025
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Simpson Manufacturing Co., Inc. (Building Products)		541	$87,355
UL Solutions, Inc. Class A (Professional Svs.)		15,044	1,186,370
Westinghouse Air Brake Technologies Corp. (Machinery)		6,551	1,398,311
			18,913,329
Information Technology–30.8%
Accenture PLC Class A (IT Svs.)		185	49,636
Appfolio, Inc. Class A (Software)	(a)	450	104,692
Apple, Inc. (Tech. Hardware, Storage & Periph.)		48,936	13,303,741
Arista Networks, Inc. (Communications Equip.)	(a)	9,326	1,221,986
Astera Labs, Inc. (Semiconductors & Equip.)	(a)	436	72,533
BE Semiconductor Industries N.V. (Semiconductors & Equip.)	(b)	5,278	820,761
BitMine Immersion Technologies, Inc. (Software)		5,179	140,610
CyberArk Software Ltd. (Software)	(a)	1,226	546,870
Figma, Inc. Class A (Software)	(a)	706	26,383
HubSpot, Inc. (Software)	(a)	3,090	1,240,017
Microsoft Corp. (Software)		14,112	6,824,845
Nutanix, Inc. Class A (Software)	(a)	12,974	670,626
NVIDIA Corp. (Semiconductors & Equip.)		172,633	32,196,054
Palo Alto Networks, Inc. (Software)	(a)	6,263	1,153,645
SailPoint, Inc. (Software)	(a)	1,877	37,972
Samsara, Inc. Class A (Software)	(a)	10,792	382,576
ServiceTitan, Inc. Class A (Software)	(a)	14,160	1,508,040
Shopify, Inc. Class A (IT Svs.)	(a)	27,299	4,394,320
SiTime Corp. (Semiconductors & Equip.)	(a)	3,852	1,360,488
Snowflake, Inc. (IT Svs.)	(a)	3,695	810,535
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR (Semiconductors & Equip.)		24,569	7,466,273
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Unity Software, Inc. (Software)	(a)	17,153	$757,648
Zeta Global Holdings Corp. Class A (Software)	(a)	23,575	479,751
Zscaler, Inc. (Software)	(a)	1,206	271,254
			75,841,256
Materials–0.9%
Eagle Materials, Inc. (Construction Materials)		516	106,647
Martin Marietta Materials, Inc. (Construction Materials)		1,934	1,204,224
Vale SA – ADR (Metals & Mining)		76,103	991,622
			2,302,493
Real Estate–0.8%
Zillow Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	5,516	376,357
Zillow Group, Inc. Class C (Real Estate Mgmt. & Development)	(a)	22,421	1,529,560
			1,905,917
Total Common Stocks (Cost $213,286,205)			$244,439,749

Rights–0.0%		Quantity	Value
Health Care–0.0%
Blueprint Medicines Corp. CVR (Acquired July 21, 2025, Cost $184) (Biotechnology)	(a)(c)	399	$183
Gamida Cell Ltd. CVR (Acquired July 31, 2023 through August 28, 2023, Cost $44,288) (Biotechnology)	(a)(c)	33,274	—
Total Rights (Cost $44,472)			$183
Total Investments – 99.3% (Cost $213,330,677)	(d)		$244,439,932
Other Assets in Excess of Liabilities – 0.7%			1,826,912
Net Assets – 100.0%			$246,266,844

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
CVR:	Contingent Value Right

Footnotes:
(a)	Non-income producing security.
(b)
Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board or its designee. These securities represent $11,686,154 or 4.7% of the Portfolio’s net assets.

(c)	Represents a security deemed to be restricted. At December 31, 2025, the value of restricted securities in the Portfolio totaled $183, or 0.0% of the Portfolio’s net assets.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Small Cap Portfolio
Schedule of Investments
December 31, 2025

Common Stocks–98.9%		Shares	Value
Communication Services–2.2%
Cargurus, Inc. (Interactive Media & Svs.)	(a)	8,430	$323,290
Cinemark Holdings, Inc. (Entertainment)		6,250	145,250
Cogent Communications Holdings, Inc. (Diversified Telecom. Svs.)		6,260	134,966
DoubleVerify Holdings, Inc. (Media)	(a)	30,070	344,001
IAC, Inc. (Interactive Media & Svs.)	(a)	11,103	434,127
John Wiley & Sons, Inc. Class A (Media)		2,150	65,855
Lumen Technologies, Inc. (Diversified Telecom. Svs.)	(a)	93,570	727,039
Madison Square Garden Sports Corp. (Entertainment)	(a)	1,740	450,051
NIQ Global Intelligence PLC (Media)	(a)	81,040	1,336,350
Shutterstock, Inc. (Interactive Media & Svs.)		2,280	43,548
Stubhub Holdings, Inc. Class A (Entertainment)	(a)	54,518	737,629
TEGNA, Inc. (Media)		15,950	309,589
Telephone & Data Systems, Inc. (Wireless Telecom. Svs.)		9,780	400,980
Uniti Group, Inc. (Diversified Telecom. Svs.)	(a)	50,000	350,500
Yelp, Inc. (Interactive Media & Svs.)	(a)	2,696	81,931
Ziff Davis, Inc. (Interactive Media & Svs.)	(a)	7,200	253,080
			6,138,186
Consumer Discretionary–12.1%
Academy Sports & Outdoors, Inc. (Specialty Retail)		6,609	330,186
Acushnet Holdings Corp. (Leisure Products)		4,446	354,880
Adtalem Global Education, Inc. (Diversified Consumer Svs.)	(a)	3,600	372,492
Advance Auto Parts, Inc. (Specialty Retail)		5,903	231,988
American Eagle Outfitters, Inc. (Specialty Retail)		15,400	406,098
Asbury Automotive Group, Inc. (Specialty Retail)	(a)	1,936	450,178
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)		5,730	35,354
Boot Barn Holdings, Inc. (Specialty Retail)	(a)	14,799	2,611,579
Brinker International, Inc. (Hotels, Restaurants & Leisure)	(a)	4,409	632,780
Buckle, Inc. / The (Specialty Retail)		2,600	138,892
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	20,610	482,068
CarMax, Inc. (Specialty Retail)	(a)	14,503	560,396
Cavco Industries, Inc. (Household Durables)	(a)	780	460,777
Century Communities, Inc. (Household Durables)		6,460	383,401
Champion Homes, Inc. (Household Durables)	(a)	2,470	208,715
Cheesecake Factory, Inc. / The (Hotels, Restaurants & Leisure)		6,980	352,350
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)		1,380	35,052
Dana, Inc. (Automobile Components)		14,880	353,549
Dorman Products, Inc. (Automobile Components)	(a)	620	76,378
Dutch Bros, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	32,958	2,017,689
Etsy, Inc. (Broadline Retail)	(a)	9,840	545,530
Frontdoor, Inc. (Diversified Consumer Svs.)	(a)	7,261	418,887
Genius Sports Ltd. (Hotels, Restaurants & Leisure)	(a)	126,011	1,388,641
Gentherm, Inc. (Automobile Components)	(a)	3,600	130,932
G-III Apparel Group Ltd. (Textiles, Apparel & Luxury Goods)		3,240	93,830
Golden Entertainment, Inc. (Hotels, Restaurants & Leisure)		2,690	73,141
Green Brick Partners, Inc. (Household Durables)	(a)	6,030	377,840
Group 1 Automotive, Inc. (Specialty Retail)		1,302	512,077
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Guess?, Inc. (Specialty Retail)		1,070	$17,922
Installed Building Products, Inc. (Household Durables)		2,258	585,703
Kohl's Corp. (Broadline Retail)		5,490	112,051
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)		5,100	311,559
LCI Industries (Automobile Components)		4,100	497,494
LKQ Corp. (Distributors)		24,490	739,598
M/I (Household Durables)	(a)	2,620	335,229
Meritage Homes Corp. (Household Durables)		7,050	463,890
Mister Car Wash, Inc. (Diversified Consumer Svs.)	(a)	74,180	412,441
Mohawk Industries, Inc. (Household Durables)	(a)	4,970	543,221
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)		2,790	267,003
National Vision Holdings, Inc. (Specialty Retail)	(a)	69,542	1,795,574
Newell Brands, Inc. (Household Durables)		54,900	204,228
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)		950	32,490
Patrick Industries, Inc. (Automobile Components)		3,300	357,819
Penn Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	24,430	360,342
Phinia, Inc. (Automobile Components)		5,200	325,988
Portillo's, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	123,735	561,757
Red Rock Resorts, Inc. Class A (Hotels, Restaurants & Leisure)		4,676	289,678
RH (Specialty Retail)	(a)	6,100	1,092,815
Rush Street Interactive, Inc. (Hotels, Restaurants & Leisure)	(a)	101,732	1,976,653
Shake Shack, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	3,990	323,868
SharkNinja, Inc. (Household Durables)	(a)	19,441	2,175,448
Signet Jewelers Ltd. (Specialty Retail)		4,094	339,311
Sonic Automotive, Inc. Class A (Specialty Retail)		3,800	235,068
Sonos, Inc. (Household Durables)	(a)	9,149	160,656
Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)		11,220	467,201
Stride, Inc. (Diversified Consumer Svs.)	(a)	4,230	274,654
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		877	145,582
Topgolf Callaway Brands Corp. (Leisure Products)	(a)	11,210	130,821
Tri Pointe Homes, Inc. (Household Durables)	(a)	8,673	272,939
Urban Outfitters, Inc. (Specialty Retail)	(a)	5,330	401,136
Victoria's Secret & Co. (Specialty Retail)	(a)	7,473	404,812
Wendy's Co. / The (Hotels, Restaurants & Leisure)		30,960	257,897
Wingstop, Inc. (Hotels, Restaurants & Leisure)		6,387	1,523,236
Winnebago Industries, Inc. (Automobiles)		1,670	67,668
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)		10,600	192,390
XPEL, Inc. (Automobile Components)	(a)	3,090	154,222
YETI Holdings, Inc. (Leisure Products)	(a)	26,846	1,185,788
			34,031,832
Consumer Staples–2.3%
Cal-Maine Foods, Inc. (Food Products)		4,520	359,656
Celsius Holdings, Inc. (Beverages)	(a)	30,110	1,377,231
Chefs' Warehouse, Inc. / The (Consumer Staples Distribution & Retail)	(a)	32,367	2,017,435
Energizer Holdings, Inc. (Household Products)		950	18,896
Fresh Del Monte Produce, Inc. (Food Products)		2,546	90,714

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Small Cap Portfolio (Continued)
Schedule of Investments
December 31, 2025
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
Freshpet, Inc. (Food Products)	(a)	4,690	$285,762
Grocery Outlet Holding Corp. (Consumer Staples Distribution & Retail)	(a)	22,340	225,634
Interparfums, Inc. (Personal Care Products)		3,800	322,354
J & J Snack Foods Corp. (Food Products)		3,450	311,776
PriceSmart, Inc. (Consumer Staples Distribution & Retail)		2,500	306,675
Reynolds Consumer Products, Inc. (Household Products)		11,390	261,059
Simply Good Foods Co. / The (Food Products)	(a)	14,900	299,192
United Natural Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	6,440	216,835
Universal Corp. (Tobacco)		1,179	62,192
WD-40 Co. (Household Products)		2,050	403,645
			6,559,056
Energy–2.7%
Archrock, Inc. (Energy Equip. & Svs.)		17,430	453,528
Atlas Energy Solutions, Inc. (Energy Equip. & Svs.)		24,700	232,674
Cactus, Inc. Class A (Energy Equip. & Svs.)		6,620	302,402
California Resources Corp. (Oil, Gas & Consumable Fuels)		7,230	323,253
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	13,800	319,884
Core Natural Resources, Inc. (Oil, Gas & Consumable Fuels)		5,143	455,207
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	11,070	281,621
Gulfport Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	4,620	960,914
Helmerich & Payne, Inc. (Energy Equip. & Svs.)		16,660	477,809
Innovex International, Inc. (Energy Equip. & Svs.)	(a)	21,440	468,893
International Seaways, Inc. (Oil, Gas & Consumable Fuels)		2,600	126,230
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)		8,759	315,762
Kodiak Gas Services, Inc. (Energy Equip. & Svs.)		7,780	290,972
Liberty Energy, Inc. (Energy Equip. & Svs.)		15,590	287,791
Magnolia Oil & Gas Corp. Class A (Oil, Gas & Consumable Fuels)		18,380	402,338
Noble Corp. PLC (Energy Equip. & Svs.)		12,440	351,305
Northern Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)		11,600	249,052
Par Pacific Holdings, Inc. (Oil, Gas & Consumable Fuels)	(a)	2,840	99,798
Patterson-UTI Energy, Inc. (Energy Equip. & Svs.)		31,834	194,506
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)		12,054	358,004
Permian Resources Corp. Class A (Oil, Gas & Consumable Fuels)		5,576	78,231
SM Energy Co. (Oil, Gas & Consumable Fuels)		11,430	213,741
TechnipFMC PLC (Energy Equip. & Svs.)		9,023	402,065
World Kinect Corp. (Oil, Gas & Consumable Fuels)		3,640	85,285
			7,731,265
Financials–13.4%
Acadian Asset Management, Inc. (Capital Markets)		8,927	419,569
Accelerant Holdings Class A (Insurance)	(a)	36,232	592,393
Ameris Bancorp (Banks)		6,360	472,357
Apollo Commercial Real Estate Finance, Inc. (Mortgage REIT)		40,800	394,944
Artisan Partners Asset Management, Inc. Class A (Capital Markets)		4,150	169,071
Assured Guaranty Ltd. (Insurance)		4,430	398,124
Common Stocks (Continued)		Shares	Value
Financials (continued)
Atlantic Union Bankshares Corp. (Banks)		14,125	$498,612
Axos Financial, Inc. (Banks)	(a)	5,590	481,634
Banc of California, Inc. (Banks)		22,480	433,639
BancFirst Corp. (Banks)		2,200	233,244
Bancorp, Inc. / The (Banks)	(a)	4,570	308,566
BankUnited, Inc. (Banks)		7,450	332,047
Banner Corp. (Banks)		2,240	140,358
Beacon Financial Corp. (Banks)		16,076	423,924
BGC Group, Inc. Class A (Capital Markets)		36,180	323,087
Blackstone Mortgage Trust, Inc. Class A (Mortgage REIT)		15,400	294,602
Bread Financial Holdings, Inc. (Consumer Finance)		4,569	338,243
Bullish (Capital Markets)	(a)	18,485	700,027
Cathay General Bancorp (Banks)		6,850	331,472
Cohen & Steers, Inc. (Capital Markets)		4,100	257,398
Community Financial System, Inc. (Banks)		5,240	300,986
Customers Bancorp, Inc. (Banks)	(a)	2,500	182,800
CVB Financial Corp. (Banks)		14,610	271,746
Ellington Financial, Inc. (Mortgage REIT)		19,600	266,168
Enact Holdings, Inc. (Financial Services)		1,020	40,433
Enova International, Inc. (Consumer Finance)	(a)	1,900	298,680
FB Financial Corp. (Banks)		3,190	178,002
Figure Technology Solutions, Inc. Class A (Consumer Finance)	(a)	13,016	531,573
First Bancorp (Banks)		5,430	275,790
First BanCorp (Banks)		15,800	327,534
First Financial Bancorp (Banks)		10,730	268,465
First Hawaiian, Inc. (Banks)		12,350	312,455
First Interstate BancSystem, Inc. Class A (Banks)		8,836	305,726
Franklin BSP Realty Trust, Inc. (Mortgage REIT)		25,900	259,777
Fulton Financial Corp. (Banks)		18,050	348,907
Genworth Financial, Inc. (Insurance)	(a)	40,680	367,340
HA Sustainable Infrastructure Capital, Inc. (Financial Services)		12,280	385,960
HCI Group, Inc. (Insurance)		1,460	279,867
Hilltop Holdings, Inc. (Banks)		8,420	285,775
Hope Bancorp, Inc. (Banks)		9,440	103,462
Horace Mann Educators Corp. (Insurance)		3,140	145,005
Houlihan Lokey, Inc. (Capital Markets)		6,586	1,147,215
Independent Bank Corp. (Banks)		4,943	361,234
Jackson Financial, Inc. Class A (Financial Services)		6,907	736,632
Lincoln National Corp. (Insurance)		16,720	744,542
Marex Group PLC (Capital Markets)		40,777	1,564,206
MarketAxess Holdings, Inc. (Capital Markets)		3,600	652,500
Mercury General Corp. (Insurance)		3,300	310,398
Moelis & Co. Class A (Capital Markets)		7,330	503,864
National Bank Holdings Corp. Class A (Banks)		7,190	273,292
Navient Corp. (Consumer Finance)		28,240	367,120
NBT Bancorp, Inc. (Banks)		6,710	278,599
NCR Atleos Corp. (Financial Services)	(a)	7,290	277,822
Neptune Insurance Holdings, Inc. Class A (Insurance)	(a)	30,848	899,528
NMI Holdings, Inc. (Financial Services)	(a)	7,684	313,430
OFG Bancorp (Banks)		6,350	260,223
Palomar Holdings, Inc. (Insurance)	(a)	2,650	357,114
Park National Corp. (Banks)		2,380	362,188
Pathward Financial, Inc. (Banks)		2,070	146,970
Payoneer Global, Inc. (Financial Services)	(a)	45,120	253,574
Piper Sandler Cos. (Capital Markets)		8,499	2,887,195
PJT Partners, Inc. Class A (Capital Markets)		2,360	394,592
ProAssurance Corp. (Insurance)	(a)	7,110	171,778
PROG Holdings, Inc. (Consumer Finance)		2,390	70,481
Provident Financial Services, Inc. (Banks)		20,120	397,370
Radian Group, Inc. (Financial Services)		13,420	482,986
Renasant Corp. (Banks)		9,419	331,737
S&T Bancorp, Inc. (Banks)		10,490	412,782

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Small Cap Portfolio (Continued)
Schedule of Investments
December 31, 2025
Common Stocks (Continued)		Shares	Value
Financials (continued)
Seacoast Banking Corp. of Florida (Banks)		8,730	$274,297
ServisFirst Bancshares, Inc. (Banks)		4,980	357,514
SiriusPoint Ltd. (Insurance)	(a)	7,640	167,240
Stellar Bancorp, Inc. (Banks)		8,920	275,985
StepStone Group, Inc. Class A (Capital Markets)		33,440	2,145,845
Stewart Information Services Corp. (Insurance)		4,150	291,579
Stifel Financial Corp. (Capital Markets)		15,532	1,944,917
StoneX Group, Inc. (Capital Markets)	(a)	4,577	435,410
Tompkins Financial Corp. (Banks)		4,250	308,210
Trupanion, Inc. (Insurance)	(a)	8,780	328,109
TWFG, Inc. (Insurance)	(a)	26,249	755,184
Two Harbors Investment Corp. (Mortgage REIT)		9,510	99,855
United Community Banks, Inc. (Banks)		12,036	375,764
Victory Capital Holdings, Inc. Class A (Capital Markets)		4,935	311,349
WaFd, Inc. (Banks)		13,320	426,640
Walker & Dunlop, Inc. (Financial Services)		4,640	279,096
Westamerica BanCorp (Banks)		2,230	106,661
Western Union Co. / The (Financial Services)		31,330	291,682
WisdomTree, Inc. (Capital Markets)		10,600	129,214
WSFS Financial Corp. (Banks)		5,551	306,637
			37,850,322
Health Care–18.7%
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)	(a)	14,010	198,802
ACADIA Pharmaceuticals, Inc. (Biotechnology)	(a)	8,110	216,618
Addus HomeCare Corp. (Health Care Providers & Svs.)	(a)	3,480	373,717
ADMA Biologics, Inc. (Biotechnology)	(a)	23,650	431,376
Alkermes PLC (Biotechnology)	(a)	16,360	457,753
AMN Healthcare Services, Inc. (Health Care Providers & Svs.)	(a)	2,150	33,884
Amphastar Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	13,430	359,655
ANI Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	1,630	128,672
Apogee Therapeutics, Inc. (Biotechnology)	(a)	14,171	1,069,627
Arcus Biosciences, Inc. (Biotechnology)	(a)	11,080	264,036
Arrowhead Pharmaceuticals, Inc. (Biotechnology)	(a)	13,700	909,543
Artivion, Inc. (Health Care Equip. & Supplies)	(a)	5,740	261,801
Ascendis Pharma A/S – ADR (Biotechnology)	(a)	3,644	777,047
AtriCure, Inc. (Health Care Equip. & Supplies)	(a)	45,591	1,803,580
Azenta, Inc. (Life Sciences Tools & Svs.)	(a)	4,857	161,544
Billiontoone, Inc. Class A (Health Care Providers & Svs.)	(a)	5,011	410,100
BioLife Solutions, Inc. (Life Sciences Tools & Svs.)	(a)	10,000	241,800
Bridgebio Pharma, Inc. (Biotechnology)	(a)	26,238	2,006,945
BrightSpring Health Services, Inc. (Health Care Providers & Svs.)	(a)	67,717	2,536,002
Celcuity, Inc. (Biotechnology)	(a)	9,676	965,084
Certara, Inc. (Health Care Technology)	(a)	27,670	243,773
CG oncology, Inc. (Biotechnology)	(a)	20,096	834,386
Concentra Group Holdings Parent, Inc. (Health Care Providers & Svs.)		15,412	303,308
CONMED Corp. (Health Care Equip. & Supplies)		1,540	62,524
Corcept Therapeutics, Inc. (Pharmaceuticals)	(a)	9,290	323,292
CorVel Corp. (Health Care Providers & Svs.)	(a)	5,060	342,410
Denali Therapeutics, Inc. (Biotechnology)	(a)	42,440	700,684
Dianthus Therapeutics, Inc. (Biotechnology)	(a)	17,769	732,260
Dynavax Technologies Corp. (Biotechnology)	(a)	7,903	121,548
Edgewise Therapeutics, Inc. (Pharmaceuticals)	(a)	13,995	347,286
Common Stocks (Continued)		Shares	Value
Health Care (continued)
GeneDx Holdings Corp. (Health Care Providers & Svs.)	(a)	5,332	$693,480
Glaukos Corp. (Health Care Equip. & Supplies)	(a)	26,687	3,013,229
Guardant Health, Inc. (Health Care Providers & Svs.)	(a)	25,737	2,628,777
Halozyme Therapeutics, Inc. (Biotechnology)	(a)	9,833	661,761
Harmony Biosciences Holdings, Inc. (Pharmaceuticals)	(a)	13,300	497,686
HeartFlow, Inc. (Health Care Technology)	(a)	25,924	755,685
ICU Medical, Inc. (Health Care Equip. & Supplies)	(a)	2,450	349,542
Indivior PLC (Pharmaceuticals)	(a)	11,900	426,972
Inspire Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	2,600	239,798
Integer Holdings Corp. (Health Care Equip. & Supplies)	(a)	3,470	272,152
Integra LifeSciences Holdings Corp. (Health Care Equip. & Supplies)	(a)	19,330	240,079
Kestra Medical Technologies Ltd. (Health Care Equip. & Supplies)	(a)	31,731	841,506
Krystal Biotech, Inc. (Biotechnology)	(a)	2,550	628,677
Kymera Therapeutics, Inc. (Biotechnology)	(a)	12,133	944,069
Legend Biotech Corp. – ADR (Biotechnology)	(a)	19,514	424,234
LeMaitre Vascular, Inc. (Health Care Equip. & Supplies)		4,360	353,596
Ligand Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	1,900	359,233
Lumexa Imaging Holdings, Inc. (Health Care Providers & Svs.)	(a)	44,895	830,558
Merit Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	5,870	517,382
Mineralys Therapeutics, Inc. (Biotechnology)	(a)	19,376	703,155
National HealthCare Corp. (Health Care Providers & Svs.)		3,430	470,219
Neogen Corp. (Health Care Equip. & Supplies)	(a)	51,160	357,608
Newamsterdam Pharma Co. N.V. (Biotechnology)	(a)	16,355	573,733
Nuvalent, Inc. Class A (Biotechnology)	(a)	10,102	1,016,160
Ocular Therapeutix, Inc. (Pharmaceuticals)	(a)	59,004	716,309
Organon & Co. (Pharmaceuticals)		27,600	197,892
Palvella Therapeutics, Inc. (Biotechnology)	(a)	5,852	612,529
Prestige Consumer Healthcare, Inc. (Pharmaceuticals)	(a)	4,880	301,047
Privia Health Group, Inc. (Health Care Providers & Svs.)	(a)	11,355	269,227
PROCEPT BioRobotics Corp. (Health Care Equip. & Supplies)	(a)	43,377	1,364,640
Protagonist Therapeutics, Inc. (Biotechnology)	(a)	5,800	506,572
PTC Therapeutics, Inc. (Biotechnology)	(a)	7,738	587,778
RadNet, Inc. (Health Care Providers & Svs.)	(a)	6,860	489,461
Rapport Therapeutics, Inc. (Pharmaceuticals)	(a)	16,932	513,717
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	12,469	2,043,170
Rhythm Pharmaceuticals, Inc. (Biotechnology)	(a)	12,022	1,286,835
Sarepta Therapeutics, Inc. (Biotechnology)	(a)	15,556	334,765
Select Medical Holdings Corp. (Health Care Providers & Svs.)		25,110	372,884
Structure Therapeutics, Inc. – ADR (Pharmaceuticals)	(a)	11,504	800,103
Supernus Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	3,810	189,357
Teleflex, Inc. (Health Care Equip. & Supplies)		4,380	534,535
Terns Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	15,846	640,178
TG Therapeutics, Inc. (Biotechnology)	(a)	13,450	400,945
TransMedics Group, Inc. (Health Care Equip. & Supplies)	(a)	3,380	411,177
Trevi Therapeutics, Inc. (Pharmaceuticals)	(a)	67,621	846,615
UFP Technologies, Inc. (Health Care Equip. & Supplies)	(a)	1,760	390,773

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Small Cap Portfolio (Continued)
Schedule of Investments
December 31, 2025
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Vera Therapeutics, Inc. (Biotechnology)	(a)	15,234	$771,450
Veracyte, Inc. (Biotechnology)	(a)	7,830	329,643
Vericel Corp. (Biotechnology)	(a)	6,320	227,583
Vir Biotechnology, Inc. (Biotechnology)	(a)	9,590	57,828
Viridian Therapeutics, Inc. (Biotechnology)	(a)	28,938	900,551
Waystar Holding Corp. (Health Care Technology)	(a)	11,427	374,234
Xenon Pharmaceuticals, Inc. (Biotechnology)	(a)	20,639	925,040
			52,815,186
Industrials–20.9%
AAR Corp. (Aerospace & Defense)	(a)	3,813	315,678
ABM Industries, Inc. (Commercial Svs. & Supplies)		6,170	260,991
AeroVironment, Inc. (Aerospace & Defense)	(a)	6,750	1,632,757
Air Lease Corp. (Trading Companies & Distributors)		10,430	669,919
Alamo Group, Inc. (Machinery)		1,980	332,383
Alliance Laundry Holdings, Inc. (Machinery)	(a)	37,153	756,064
Amentum Holdings, Inc. (Professional Svs.)	(a)	15,200	440,800
Apogee Enterprises, Inc. (Building Products)		8,050	293,100
ArcBest Corp. (Ground Transportation)		1,059	78,567
Arcosa, Inc. (Construction & Engineering)		4,860	516,715
Armstrong World Industries, Inc. (Building Products)		10,960	2,094,456
AZZ, Inc. (Building Products)		2,970	318,325
Beta Technologies, Inc. Class A (Aerospace & Defense)	(a)	27,106	764,660
Bloom Energy Corp. Class A (Electrical Equip.)	(a)	25,737	2,236,288
Boise Cascade Co. (Trading Companies & Distributors)		3,690	271,584
Brady Corp. Class A (Commercial Svs. & Supplies)		4,340	340,126
Casella Waste Systems, Inc. Class A (Commercial Svs. & Supplies)	(a)	5,980	585,681
Construction Partners, Inc. Class A (Construction & Engineering)	(a)	15,609	1,694,357
CoreCivic, Inc. (Commercial Svs. & Supplies)	(a)	14,930	285,312
CSW Industrials, Inc. (Building Products)		1,670	490,195
DXP Enterprises, Inc. (Trading Companies & Distributors)	(a)	3,100	340,349
Enerpac Tool Group Corp. (Machinery)		9,220	352,573
Enpro, Inc. (Machinery)		9,666	2,069,781
Enviri Corp. (Commercial Svs. & Supplies)	(a)	14,660	262,707
Esab Corp. (Machinery)		9,374	1,047,263
ESCO Technologies, Inc. (Machinery)		10,668	2,084,421
Everus Construction Group, Inc. (Construction & Engineering)	(a)	22,959	1,964,372
Federal Signal Corp. (Machinery)		5,870	637,423
Franklin Electric Co., Inc. (Machinery)		3,790	362,059
FTI Consulting, Inc. (Professional Svs.)	(a)	9,638	1,646,460
Gates Industrial Corp. PLC (Machinery)	(a)	25,532	548,172
GEO Group, Inc. / The (Commercial Svs. & Supplies)	(a)	20,610	332,233
Gibraltar Industries, Inc. (Building Products)	(a)	4,040	199,738
Granite Construction, Inc. (Construction & Engineering)		4,340	500,619
Greenbrier Cos., Inc. / The (Machinery)		1,732	80,954
Griffon Corp. (Building Products)		3,880	285,762
Hayward Holdings, Inc. (Building Products)	(a)	19,760	305,292
Hertz Global Holdings, Inc. (Ground Transportation)	(a)	48,400	248,776
HNI Corp. (Commercial Svs. & Supplies)		6,170	259,387
Hub Group, Inc. Class A (Air Freight & Logistics)		10,540	449,109
Insperity, Inc. (Professional Svs.)		6,900	267,168
Interface, Inc. (Commercial Svs. & Supplies)		5,870	163,890
ITT, Inc. (Machinery)		9,435	1,637,067
JBT Marel Corp. (Machinery)		4,654	701,218
JetBlue Airways Corp. (Passenger Airlines)	(a)	59,430	270,407
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Kadant, Inc. (Machinery)		1,170	$333,473
Karman Holdings, Inc. (Aerospace & Defense)	(a)	16,836	1,231,890
Korn Ferry (Professional Svs.)		5,140	339,343
Kratos Defense & Security Solutions, Inc. (Aerospace & Defense)	(a)	29,918	2,271,075
Legence Corp. Class A (Construction & Engineering)	(a)	20,295	873,497
Lindsay Corp. (Machinery)		2,000	235,740
Loar Holdings, Inc. (Aerospace & Defense)	(a)	17,483	1,188,844
ManpowerGroup, Inc. (Professional Svs.)		7,000	208,110
Marten Transport Ltd. (Ground Transportation)		4,660	53,031
Masterbrand, Inc. (Building Products)	(a)	6,500	71,760
Matson, Inc. (Marine Transportation)		3,154	389,677
Mercury Systems, Inc. (Aerospace & Defense)	(a)	5,225	381,477
MillerKnoll, Inc. (Commercial Svs. & Supplies)		3,990	72,937
Modine Manufacturing Co. (Building Products)	(a)	15,999	2,136,026
Moog, Inc. Class A (Aerospace & Defense)		2,820	686,811
Mueller Water Products, Inc. Class A (Machinery)		15,490	368,972
MYR Group, Inc. (Construction & Engineering)	(a)	1,540	336,490
Nextpower, Inc. Class A (Electrical Equip.)	(a)	20,379	1,775,215
OPENLANE, Inc. (Commercial Svs. & Supplies)	(a)	10,540	313,881
Pitney Bowes, Inc. (Commercial Svs. & Supplies)		25,150	265,836
Powell Industries, Inc. (Electrical Equip.)		930	296,465
Primoris Services Corp. (Construction & Engineering)		21,995	2,730,459
Resideo Technologies, Inc. (Building Products)	(a)	13,560	476,227
Robert Half, Inc. (Professional Svs.)		9,930	269,699
Rush Enterprises, Inc. Class A (Trading Companies & Distributors)		6,086	328,279
RXO, Inc. (Ground Transportation)	(a)	16,256	205,476
Saia, Inc. (Ground Transportation)	(a)	919	300,072
Schneider National, Inc. Class B (Ground Transportation)		8,082	214,415
SkyWest, Inc. (Passenger Airlines)	(a)	4,000	401,640
SPX Technologies, Inc. (Machinery)	(a)	12,771	2,554,966
Standex International Corp. (Machinery)		1,240	269,427
Sunrun, Inc. (Electrical Equip.)	(a)	22,382	411,829
Tennant Co. (Machinery)		1,190	87,703
Titan International, Inc. (Machinery)	(a)	7,860	61,544
Trinity Industries, Inc. (Machinery)		13,890	367,252
UniFirst Corp. (Commercial Svs. & Supplies)		1,380	266,202
Upwork, Inc. (Professional Svs.)	(a)	12,918	256,035
Verra Mobility Corp. (Professional Svs.)	(a)	15,848	355,154
Vicor Corp. (Electrical Equip.)	(a)	2,150	235,640
Voyager Technologies, Inc. Class A (Aerospace & Defense)	(a)	23,767	621,269
WillScot Holdings Corp. (Construction & Engineering)		16,007	301,412
Worthington Enterprises, Inc. (Machinery)		6,710	346,035
Zurn Elkay Water Solutions Corp. (Building Products)		57,629	2,679,172
			58,965,615
Information Technology–18.8%
ACI Worldwide, Inc. (Software)	(a)	10,266	490,817
ACM Research, Inc. Class A (Semiconductors & Equip.)	(a)	8,634	340,611
Advanced Energy Industries, Inc. (Electronic Equip., Instr. & Comp.)		14,921	3,124,010
Agilysys, Inc. (Software)	(a)	2,500	297,100
Alarm.com Holdings, Inc. (Software)	(a)	7,500	382,650
Alkami Technology, Inc. (Software)	(a)	53,698	1,238,813
Allegro MicroSystems, Inc. (Semiconductors & Equip.)	(a)	22,674	598,140
Alpha & Omega Semiconductor Ltd. (Semiconductors & Equip.)	(a)	2,680	53,091
Ambiq Micro, Inc. (Semiconductors & Equip.)	(a)	9,550	272,175
Amplitude, Inc. Class A (Software)	(a)	143,070	1,656,751

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Small Cap Portfolio (Continued)
Schedule of Investments
December 31, 2025
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Arlo Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	5,800	$81,142
Badger Meter, Inc. (Electronic Equip., Instr. & Comp.)		2,920	509,277
BlackLine, Inc. (Software)	(a)	7,970	440,661
Box, Inc. Class A (Software)	(a)	14,370	429,807
Braze, Inc. Class A (Software)	(a)	57,367	1,967,114
Calix, Inc. (Communications Equip.)	(a)	5,890	311,758
Cleanspark, Inc. (Software)	(a)	27,900	282,348
Clear Secure, Inc. Class A (Software)		12,400	434,992
Corsair Gaming, Inc. (Tech. Hardware, Storage & Periph.)	(a)	9,060	53,816
Credo Technology Group Holding Ltd. (Semiconductors & Equip.)	(a)	25,159	3,620,128
CTS Corp. (Electronic Equip., Instr. & Comp.)		2,150	92,170
Digi International, Inc. (Communications Equip.)	(a)	4,380	189,610
DigitalOcean Holdings, Inc. (IT Svs.)	(a)	9,491	456,707
Diodes, Inc. (Semiconductors & Equip.)	(a)	7,520	371,037
D-Wave Quantum, Inc. (Software)	(a)	26,678	697,630
DXC Technology Co. (IT Svs.)	(a)	8,350	122,327
Enphase Energy, Inc. (Semiconductors & Equip.)	(a)	13,000	416,650
Extreme Networks, Inc. (Communications Equip.)	(a)	13,090	217,948
Fabrinet (Electronic Equip., Instr. & Comp.)	(a)	6,227	2,835,029
FormFactor, Inc. (Semiconductors & Equip.)	(a)	7,600	423,928
Harmonic, Inc. (Communications Equip.)	(a)	2,597	25,684
Impinj, Inc. (Semiconductors & Equip.)	(a)	2,590	450,686
Insight Enterprises, Inc. (Electronic Equip., Instr. & Comp.)	(a)	3,120	254,186
InterDigital, Inc. (Software)		2,484	790,856
IonQ, Inc. (Tech. Hardware, Storage & Periph.)	(a)	17,907	803,487
Itron, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4,530	420,656
JFrog Ltd. (Software)	(a)	27,236	1,701,161
Klaviyo, Inc. Class A (Software)	(a)	54,599	1,772,829
Knowles Corp. (Electronic Equip., Instr. & Comp.)	(a)	16,640	356,595
Lumentum Holdings, Inc. (Communications Equip.)	(a)	3,569	1,315,498
MACOM Technology Solutions Holdings, Inc. (Semiconductors & Equip.)	(a)	10,553	1,807,518
MARA Holdings, Inc. (Software)	(a)	36,706	329,620
MaxLinear, Inc. (Semiconductors & Equip.)	(a)	4,640	80,875
Mirion Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	24,307	569,270
N-able, Inc. (Software)	(a)	300	2,244
NCR Voyix Corp. (Software)	(a)	7,920	80,784
NetScout Systems, Inc. (Communications Equip.)	(a)	5,976	161,711
Netskope, Inc. Class A (Software)	(a)	22,115	387,897
OSI Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,560	397,894
PC Connection, Inc. (Electronic Equip., Instr. & Comp.)		6,130	354,069
PDF Solutions, Inc. (Semiconductors & Equip.)	(a)	10,400	296,712
Penguin Solutions, Inc. (Semiconductors & Equip.)	(a)	12,300	240,588
Photronics, Inc. (Semiconductors & Equip.)	(a)	7,390	236,480
Plexus Corp. (Electronic Equip., Instr. & Comp.)	(a)	2,670	392,490
Q2 Holdings, Inc. (Software)	(a)	6,200	447,392
Qorvo, Inc. (Semiconductors & Equip.)	(a)	8,400	709,884
Ralliant Corp. (Electronic Equip., Instr. & Comp.)		11,169	568,614
Rambus, Inc. (Semiconductors & Equip.)	(a)	22,704	2,086,271
Rogers Corp. (Electronic Equip., Instr. & Comp.)	(a)	3,250	297,602
Rubrik, Inc. Class A (Software)	(a)	18,507	1,415,415
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Sanmina Corp. (Electronic Equip., Instr. & Comp.)	(a)	5,170	$775,862
Semtech Corp. (Semiconductors & Equip.)	(a)	42,204	3,110,013
ServiceTitan, Inc. Class A (Software)	(a)	15,406	1,640,739
SiTime Corp. (Semiconductors & Equip.)	(a)	8,090	2,857,307
SolarEdge Technologies, Inc. (Semiconductors & Equip.)	(a)	7,100	204,835
Sprinklr, Inc. Class A (Software)	(a)	35,800	278,524
SPS Commerce, Inc. (Software)	(a)	3,720	331,564
Teradata Corp. (Software)	(a)	9,100	277,004
Tower Semiconductor Ltd. (Semiconductors & Equip.)	(a)	3,511	412,262
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	9,900	683,100
Ultra Clean Holdings, Inc. (Semiconductors & Equip.)	(a)	6,959	176,271
Veeco Instruments, Inc. (Semiconductors & Equip.)	(a)	2,476	70,764
Via Transportation, Inc. Class A (Software)	(a)	13,116	380,495
Viasat, Inc. (Communications Equip.)	(a)	13,310	458,663
Viavi Solutions, Inc. (Communications Equip.)	(a)	22,130	394,357
			53,214,965
Materials–3.2%
Alpha Metallurgical Resources, Inc. (Metals & Mining)	(a)	1,600	319,808
Balchem Corp. (Chemicals)		3,220	493,819
Celanese Corp. (Chemicals)		4,600	194,488
Century Aluminum Co. (Metals & Mining)	(a)	8,700	340,866
Chemours Co. / The (Chemicals)		19,900	234,621
Eastman Chemical Co. (Chemicals)		11,100	708,513
Element Solutions, Inc. (Chemicals)		76,541	1,912,760
FMC Corp. (Chemicals)		12,380	171,711
H.B. Fuller Co. (Chemicals)		5,352	318,230
Hawkins, Inc. (Chemicals)		2,067	293,638
Ingevity Corp. (Chemicals)	(a)	7,130	421,953
Kaiser Aluminum Corp. (Metals & Mining)		1,580	181,479
Koppers Holdings, Inc. (Chemicals)		2,080	56,326
Minerals Technologies, Inc. (Chemicals)		1,740	106,053
O-I Glass, Inc. (Containers & Packaging)	(a)	7,907	116,707
Quaker Chemical Corp. (Chemicals)		2,840	389,960
Sealed Air Corp. (Containers & Packaging)		14,579	604,008
Sensient Technologies Corp. (Chemicals)		4,210	395,530
Solstice Advanced Materials, Inc. (Chemicals)	(a)	15,190	737,930
Sylvamo Corp. (Paper & Forest Products)		1,720	82,818
U.S.A. Rare Earth, Inc. (Metals & Mining)	(a)	22,039	262,264
Warrior Met Coal, Inc. (Metals & Mining)		5,200	458,484
Worthington Steel, Inc. (Metals & Mining)		3,590	124,286
			8,926,252
Real Estate–3.6%
Acadia Realty Trust (Retail REITs)		20,240	415,730
American Assets Trust, Inc. (Diversified REITs)		18,870	357,209
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)		35,500	420,675
CareTrust REIT, Inc. (Health Care REITs)		21,831	789,409
Curbline Properties Corp. (Retail REITs)		12,100	280,841
Cushman & Wakefield Ltd. (Real Estate Mgmt. & Development)	(a)	22,990	372,208
Easterly Government Properties, Inc. (Office REITs)		16,380	347,092
Elme Communities (Residential REITs)		16,400	285,360
Essential Properties Realty Trust, Inc. (Diversified REITs)		19,641	582,552
Four Corners Property Trust, Inc. (Specialized REITs)		11,400	262,884
Getty Realty Corp. (Retail REITs)		4,240	116,049
Highwoods Properties, Inc. (Office REITs)		10,741	277,333

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Small Cap Portfolio (Continued)
Schedule of Investments
December 31, 2025
Common Stocks (Continued)	Shares	Value
Real Estate (continued)
Kennedy-Wilson Holdings, Inc. (Real Estate Mgmt. & Development)	10,190	$98,537
LTC Properties, Inc. (Health Care REITs)	2,800	96,264
LXP Industrial Trust (Industrial REITs)	8,426	417,761
Macerich Co. / The (Retail REITs)	25,030	462,054
Medical Properties Trust, Inc. (Health Care REITs)	52,100	260,500
Millrose Properties, Inc. (Specialized REITs)	14,768	441,120
NexPoint Residential Trust, Inc. (Residential REITs)	1,600	48,160
Outfront Media, Inc. (Specialized REITs)	11,847	285,513
Pebblebrook Hotel Trust (Hotel & Resort REITs)	34,530	390,880
Phillips Edison & Co., Inc. (Retail REITs)	12,450	442,846
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	6,200	586,644
Safehold, Inc. (Specialized REITs)	9,581	131,164
SL Green Realty Corp. (Office REITs)	7,046	323,200
St. Joe Co. / The (Real Estate Mgmt. & Development)	5,800	344,346
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	15,043	134,484
Tanger, Inc. (Retail REITs)	11,181	373,110
Terreno Realty Corp. (Industrial REITs)	10,200	598,842
Veris Residential, Inc. (Residential REITs)	5,360	79,757
		10,022,524
Common Stocks (Continued)	Shares	Value
Utilities–1.0%
American States Water Co. (Water Utilities)	3,800	$275,424
Avista Corp. (Multi-Utilities)	8,000	308,320
California Water Service Group (Water Utilities)	5,920	256,514
Chesapeake Utilities Corp. (Gas Utilities)	2,330	290,691
Clearway Energy, Inc. Class C (Ind. Power & Renewable Elec.)	11,900	395,794
H2O America (Water Utilities)	5,600	274,344
MDU Resources Group, Inc. (Gas Utilities)	20,248	395,241
MGE Energy, Inc. (Electric Utilities)	3,623	284,116
Northwest Natural Holding Co. (Gas Utilities)	2,830	132,274
Otter Tail Corp. (Electric Utilities)	4,151	335,442
		2,948,160
Total Common Stocks (Cost $267,491,571)		$279,203,363

Exchange Traded Funds–0.4%		Shares	Value
iShares Core S&P Small-Cap ETF		8,520	$1,023,934
Total Exchange Traded Funds (Cost $1,030,181)			$1,023,934
Total Investments – 99.3% (Cost $268,521,752)	(b)		$280,227,297
Other Assets in Excess of Liabilities – 0.7%			2,077,405
Net Assets – 100.0%			$282,304,702

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
ETF:	Exchange Traded Fund
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio
Schedule of Investments
December 31, 2025

Common Stocks–98.6%		Shares	Value
Communication Services–3.2%
AST SpaceMobile, Inc. (Diversified Telecom. Svs.)	(a)	5,334	$387,408
Charter Communications, Inc. Class A (Media)	(a)	233	48,639
Criteo SA – ADR (Media)	(a)	7,198	148,351
Electronic Arts, Inc. (Entertainment)		878	179,402
Fox Corp. Class A (Media)		900	65,763
Fox Corp. Class B (Media)		890	57,788
Frontier Communications Parent, Inc. (Diversified Telecom. Svs.)	(a)	1,290	49,110
GCI Liberty, Inc. Class C (Diversified Telecom. Svs.)	(a)	132	4,912
Liberty Broadband Corp. Class C (Media)	(a)	660	32,076
Liberty Media Corp. - Liberty Formula One Class C (Entertainment)	(a)	720	70,927
Live Nation Entertainment, Inc. (Entertainment)	(a)	390	55,575
Nexstar Media Group, Inc. (Media)		1,390	282,240
Omnicom Group, Inc. (Media)		980	79,135
Pinterest, Inc. Class A (Interactive Media & Svs.)	(a)	1,690	43,754
Reddit, Inc. Class A (Interactive Media & Svs.)	(a)	1,800	413,766
ROBLOX Corp. Class A (Entertainment)	(a)	2,130	172,594
Roku, Inc. (Entertainment)	(a)	790	85,707
Sirius XM Holdings, Inc. (Media)		3,186	63,704
Stubhub Holdings, Inc. Class A (Entertainment)	(a)	10,602	143,445
Take-Two Interactive Software, Inc. (Entertainment)	(a)	630	161,299
TKO Group Holdings, Inc. (Entertainment)		2,293	479,237
Trade Desk, Inc. / The Class A (Media)	(a)	1,120	42,515
Warner Bros. Discovery, Inc. (Entertainment)	(a)	7,731	222,807
			3,290,154
Consumer Discretionary–10.4%
ADT, Inc. (Diversified Consumer Svs.)		48,015	387,481
Amer Sports, Inc. (Textiles, Apparel & Luxury Goods)	(a)	12,361	461,683
Aptiv PLC (Automobile Components)	(a)	920	70,003
Aramark (Hotels, Restaurants & Leisure)		1,962	72,319
AutoNation, Inc. (Specialty Retail)	(a)	1,686	348,125
Bath & Body Works, Inc. (Specialty Retail)		13,823	277,566
Best Buy Co., Inc. (Specialty Retail)		940	62,914
Birkenstock Holding PLC (Textiles, Apparel & Luxury Goods)	(a)	566	23,149
BorgWarner, Inc. (Automobile Components)		8,892	400,673
Brunswick Corp. (Leisure Products)		4,259	316,188
Burlington Stores, Inc. (Specialty Retail)	(a)	1,076	310,803
CarMax, Inc. (Specialty Retail)	(a)	820	31,685
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	2,680	81,847
Carvana Co. (Specialty Retail)	(a)	460	194,129
Cava Group, Inc. (Hotels, Restaurants & Leisure)	(a)	610	35,801
Coupang, Inc. (Broadline Retail)	(a)	4,320	101,909
D.R. Horton, Inc. (Household Durables)		1,230	177,157
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		250	46,005
Dick's Sporting Goods, Inc. (Specialty Retail)		340	67,310
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		180	75,028
DraftKings, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	1,448	49,898
Duolingo, Inc. (Diversified Consumer Svs.)	(a)	160	28,080
eBay, Inc. (Broadline Retail)		2,040	177,684
Expedia Group, Inc. (Hotels, Restaurants & Leisure)		270	76,494
Five Below, Inc. (Specialty Retail)	(a)	510	96,064
Flutter Entertainment PLC (Hotels, Restaurants & Leisure)	(a)	538	115,691
Ford Motor Co. (Automobiles)		13,580	178,170
Frontdoor, Inc. (Diversified Consumer Svs.)	(a)	880	50,767
GameStop Corp. Class A (Specialty Retail)	(a)	2,136	42,891
Gap, Inc. / The (Specialty Retail)		2,190	56,064
Garmin Ltd. (Household Durables)		569	115,422
Genius Sports Ltd. (Hotels, Restaurants & Leisure)	(a)	23,204	255,708
Genuine Parts Co. (Distributors)		610	75,006
Group 1 Automotive, Inc. (Specialty Retail)		246	96,752
Hasbro, Inc. (Leisure Products)		5,690	466,580
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)		801	230,087
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Hyatt Hotels Corp. Class A (Hotels, Restaurants & Leisure)		536	$85,932
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)		1,210	78,759
Laureate Education, Inc. (Diversified Consumer Svs.)	(a)	13,610	458,249
Lennar Corp. Class A (Household Durables)		580	59,624
LKQ Corp. (Distributors)		1,630	49,226
Lucid Group, Inc. (Automobiles)	(a)	2,465	26,055
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	270	56,109
MGM Resorts International (Hotels, Restaurants & Leisure)	(a)	1,930	70,426
Murphy U.S.A., Inc. (Specialty Retail)		726	292,955
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	3,400	75,888
NVR, Inc. (Household Durables)	(a)	7	51,049
Ollie's Bargain Outlet Holdings, Inc. (Broadline Retail)	(a)	96	10,523
On Holding AG Class A (Textiles, Apparel & Luxury Goods)	(a)	10,817	502,774
PulteGroup, Inc. (Household Durables)		544	63,789
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		227	80,269
Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)		830	56,631
RH (Specialty Retail)	(a)	1,242	222,504
Rivian Automotive, Inc. Class A (Automobiles)	(a)	4,185	82,486
Ross Stores, Inc. (Specialty Retail)		1,125	202,657
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)		880	245,450
Service Corp. International (Diversified Consumer Svs.)		310	24,171
SharkNinja, Inc. (Household Durables)	(a)	4,518	505,564
Somnigroup International, Inc. (Household Durables)		630	56,246
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)		520	66,440
Taylor Morrison Home Corp. (Household Durables)	(a)	3,010	177,199
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		250	41,500
Toll Brothers, Inc. (Household Durables)		590	79,780
Tractor Supply Co. (Specialty Retail)		1,200	60,012
Ulta Beauty, Inc. (Specialty Retail)	(a)	110	66,551
Viking Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	5,887	420,391
Williams-Sonoma, Inc. (Specialty Retail)		336	60,006
Wingstop, Inc. (Hotels, Restaurants & Leisure)		1,543	367,990
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)		750	56,670
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)		620	74,605
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		970	146,742
			10,628,355
Consumer Staples–3.8%
Albertsons Cos., Inc. Class A (Consumer Staples Distribution & Retail)		2,510	43,097
Archer-Daniels-Midland Co. (Food Products)		1,270	73,012
BJ's Wholesale Club Holdings, Inc. (Consumer Staples Distribution & Retail)	(a)	6,230	560,887
Bunge Global SA (Food Products)		940	83,735
Campbell's Company / The (Food Products)		1,600	44,592
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)		90	49,744
Celsius Holdings, Inc. (Beverages)	(a)	8,644	395,377
Church & Dwight Co., Inc. (Household Products)		656	55,006
Clorox Co. / The (Household Products)		400	40,332
Coca-Cola Consolidated, Inc. (Beverages)		620	95,046
Constellation Brands, Inc. Class A (Beverages)		330	45,527
Dollar General Corp. (Consumer Staples Distribution & Retail)		580	77,007

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio (Continued)
Schedule of Investments
December 31, 2025
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
Dollar Tree, Inc. (Consumer Staples Distribution & Retail)	(a)	4,540	$558,465
e.l.f. Beauty, Inc. (Personal Care Products)	(a)	530	40,301
Estee Lauder Cos., Inc. / The Class A (Personal Care Products)		600	62,832
General Mills, Inc. (Food Products)		1,414	65,751
Hershey Co. / The (Food Products)		380	69,152
Hormel Foods Corp. (Food Products)		1,720	40,764
Kenvue, Inc. (Personal Care Products)		5,780	99,705
Kraft Heinz Co. / The (Food Products)		2,180	52,865
Kroger Co. / The (Consumer Staples Distribution & Retail)		1,556	97,219
Maplebear, Inc. (Consumer Staples Distribution & Retail)	(a)	1,510	67,920
McCormick & Co., Inc. (Food Products)		1,010	68,791
Molson Coors Beverage Co. Class B (Beverages)		910	42,479
Nomad Foods Ltd. (Food Products)		17,217	215,385
Performance Food Group Co. (Consumer Staples Distribution & Retail)	(a)	810	72,835
Pilgrim's Pride Corp. (Food Products)		1,100	42,889
Primo Brands Corp. (Beverages)		4,970	81,259
Sysco Corp. (Consumer Staples Distribution & Retail)		1,680	123,799
Tyson Foods, Inc. Class A (Food Products)		1,480	86,758
U.S. Foods Holding Corp. (Consumer Staples Distribution & Retail)	(a)	1,110	83,605
WD-40 Co. (Household Products)		1,560	307,164
			3,843,300
Energy–4.0%
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)		2,470	43,941
Baker Hughes Co. (Energy Equip. & Svs.)		3,450	157,113
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)		772	150,069
Chord Energy Corp. (Oil, Gas & Consumable Fuels)		340	31,518
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)		2,470	65,010
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		1,627	59,597
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		646	97,113
EQT Corp. (Oil, Gas & Consumable Fuels)		1,778	95,301
Expand Energy Corp. (Oil, Gas & Consumable Fuels)		560	61,802
Halliburton Co. (Energy Equip. & Svs.)		2,640	74,606
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)		5,214	240,261
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		6,760	185,832
Magnolia Oil & Gas Corp. Class A (Oil, Gas & Consumable Fuels)		13,084	286,409
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		1,070	174,014
Matador Resources Co. (Oil, Gas & Consumable Fuels)		7,920	336,125
Northern Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)		10,269	220,475
NOV, Inc. (Energy Equip. & Svs.)		3,710	57,987
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		3,430	141,042
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		2,170	159,495
Phillips 66 (Oil, Gas & Consumable Fuels)		1,420	183,237
Range Resources Corp. (Oil, Gas & Consumable Fuels)		1,810	63,821
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		611	112,730
TechnipFMC PLC (Energy Equip. & Svs.)		19,867	885,274
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)		150	43,083
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		1,090	177,441
			4,103,296
Common Stocks (Continued)		Shares	Value
Financials–14.9%
Accelerant Holdings Class A (Insurance)	(a)	7,733	$126,435
Affirm Holdings, Inc. (Financial Services)	(a)	5,949	442,784
Allstate Corp. / The (Insurance)		920	191,498
Ally Financial, Inc. (Consumer Finance)		1,520	68,841
American Financial Group, Inc. (Insurance)		3,635	496,832
Ameriprise Financial, Inc. (Capital Markets)		330	161,812
Annaly Capital Management, Inc. (Mortgage REIT)		2,850	63,726
Arch Capital Group Ltd. (Insurance)	(a)	1,760	168,819
Ares Management Corp. Class A (Capital Markets)		650	105,059
Axis Capital Holdings Ltd. (Insurance)		450	48,191
Bank of New York Mellon Corp. / The (Capital Markets)		2,450	284,420
Block, Inc. (Financial Services)	(a)	1,820	118,464
Blue Owl Capital, Inc. (Capital Markets)		2,390	35,707
Brown & Brown, Inc. (Insurance)		1,440	114,768
Carlyle Group, Inc. / The (Capital Markets)		840	49,652
CBOE Global Markets, Inc. (Capital Markets)		1,045	262,295
Chime Financial, Inc. Class A (Financial Services)	(a)	8,653	217,796
Cincinnati Financial Corp. (Insurance)		400	65,328
Citizens Financial Group, Inc. (Banks)		1,110	64,835
CNA Financial Corp. (Insurance)		1,360	64,926
Coinbase Global, Inc. Class A (Capital Markets)	(a)	833	188,375
Comerica, Inc. (Banks)		30	2,608
Commerce Bancshares, Inc. (Banks)		1,014	53,088
Corebridge Financial, Inc. (Financial Services)		1,380	41,635
Corpay, Inc. (Financial Services)	(a)	150	45,140
Credit Acceptance Corp. (Consumer Finance)	(a)	120	53,215
Cullen / Frost Bankers, Inc. (Banks)		600	75,978
East West Bancorp, Inc. (Banks)		460	51,699
Euronet Worldwide, Inc. (Financial Services)	(a)	536	40,795
Everest Group Ltd. (Insurance)		263	89,249
F&G Annuities & Life, Inc. (Insurance)		82	2,530
FactSet Research Systems, Inc. (Capital Markets)		120	34,823
Fidelity National Financial, Inc. (Insurance)		1,380	75,334
Fidelity National Information Services, Inc. (Financial Services)		2,450	162,827
Fifth Third Bancorp (Banks)		2,320	108,599
Figure Technology Solutions, Inc. Class A (Consumer Finance)	(a)	4,919	200,892
First BanCorp (Banks)		10,840	224,713
First Citizens BancShares, Inc. Class A (Banks)		265	568,738
First Hawaiian, Inc. (Banks)		7,233	182,995
First Horizon Corp. (Banks)		2,360	56,404
FirstCash Holdings, Inc. (Consumer Finance)		2,321	369,921
Flagstar Bank N.A. (Banks)		18,120	228,131
Franklin Resources, Inc. (Capital Markets)		2,540	60,681
Freedom Holding Corp. (Capital Markets)	(a)	450	54,756
Global Payments, Inc. (Financial Services)		960	74,304
HA Sustainable Infrastructure Capital, Inc. (Financial Services)		13,180	414,247
Hanover Insurance Group, Inc. / The (Insurance)		2,578	471,181
Hartford Insurance Group, Inc. / The (Insurance)		1,340	184,652
Huntington Bancshares, Inc. (Banks)		5,030	87,270
Independent Bank Corp. (Banks)		4,130	301,820
Invesco Ltd. (Capital Markets)		17,321	455,023
Jack Henry & Associates, Inc. (Financial Services)		20	3,650
Jefferies Financial Group, Inc. (Capital Markets)		1,440	89,237
KeyCorp (Banks)		4,200	86,688
Kinsale Capital Group, Inc. (Insurance)		805	314,852
Loews Corp. (Insurance)		670	70,558
LPL Financial Holdings, Inc. (Capital Markets)		280	100,008
M&T Bank Corp. (Banks)		390	78,577
Markel Group, Inc. (Insurance)	(a)	30	64,489
Morningstar, Inc. (Capital Markets)		190	41,289
MSCI, Inc. (Capital Markets)		219	125,647
Nasdaq, Inc. (Capital Markets)		1,960	190,375
NCR Atleos Corp. (Financial Services)	(a)	10,070	383,768
Northern Trust Corp. (Capital Markets)		550	75,124

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio (Continued)
Schedule of Investments
December 31, 2025
Common Stocks (Continued)		Shares	Value
Financials (continued)
PJT Partners, Inc. Class A (Capital Markets)		2,233	$373,358
Popular, Inc. (Banks)		470	58,524
Principal Financial Group, Inc. (Insurance)		590	52,044
Prudential Financial, Inc. (Insurance)		980	110,622
Raymond James Financial, Inc. (Capital Markets)		640	102,778
Regions Financial Corp. (Banks)		2,430	65,853
Reinsurance Group of America, Inc. (Insurance)		390	79,349
RenaissanceRe Holdings Ltd. (Insurance)		190	53,420
Robinhood Markets, Inc. Class A (Capital Markets)	(a)	2,570	290,667
Rocket Cos., Inc. Class A (Financial Services)		3,690	71,438
Ryan Specialty Holdings, Inc. (Insurance)		830	42,853
SEI Investments Co. (Capital Markets)		770	63,155
SoFi Technologies, Inc. (Consumer Finance)	(a)	5,510	144,252
State Street Corp. (Capital Markets)		980	126,430
Stifel Financial Corp. (Capital Markets)		7,060	884,053
Synchrony Financial (Consumer Finance)		1,210	100,950
T. Rowe Price Group, Inc. (Capital Markets)		420	43,000
Texas Capital Bancshares, Inc. (Banks)	(a)	3,439	311,367
Toast, Inc. Class A (Financial Services)	(a)	1,160	41,192
TPG, Inc. (Capital Markets)		5,905	376,975
Tradeweb Markets, Inc. Class A (Capital Markets)		700	75,278
UMB Financial Corp. (Banks)		3,650	419,896
Voya Financial, Inc. (Financial Services)		820	61,082
W. R. Berkley Corp. (Insurance)		978	68,577
WaFd, Inc. (Banks)		9,240	295,957
Walker & Dunlop, Inc. (Financial Services)		3,288	197,773
Webster Financial Corp. (Banks)		4,929	310,231
Western Alliance Bancorp (Banks)		940	79,026
Willis Towers Watson PLC (Insurance)		290	95,294
Wintrust Financial Corp. (Banks)		2,530	353,745
XP, Inc. Class A (Capital Markets)		2,360	38,633
Zions Bancorp N.A. (Banks)		1,381	80,844
			15,206,689
Health Care–13.2%
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		1,260	171,448
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	270	42,161
Alnylam Pharmaceuticals, Inc. (Biotechnology)	(a)	430	170,989
Apogee Therapeutics, Inc. (Biotechnology)	(a)	2,396	180,850
Ascendis Pharma A/S – ADR (Biotechnology)	(a)	659	140,525
AtriCure, Inc. (Health Care Equip. & Supplies)	(a)	8,609	340,572
Avantor, Inc. (Life Sciences Tools & Svs.)	(a)	2,380	27,275
Baxter International, Inc. (Health Care Equip. & Supplies)		1,700	32,487
Biogen, Inc. (Biotechnology)	(a)	500	87,995
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	640	38,035
Bio-Techne Corp. (Life Sciences Tools & Svs.)		8,210	482,830
Bridgebio Pharma, Inc. (Biotechnology)	(a)	4,016	307,184
BrightSpring Health Services, Inc. (Health Care Providers & Svs.)	(a)	9,799	366,973
Cardinal Health, Inc. (Health Care Providers & Svs.)		640	131,520
Cencora, Inc. (Health Care Providers & Svs.)		640	216,160
Centene Corp. (Health Care Providers & Svs.)	(a)	1,610	66,252
CG oncology, Inc. (Biotechnology)	(a)	3,458	143,576
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	230	45,880
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)	(a)	1,090	89,336
DaVita, Inc. (Health Care Providers & Svs.)	(a)	550	62,486
Denali Therapeutics, Inc. (Biotechnology)	(a)	7,955	131,337
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	1,030	68,361
Doximity, Inc. Class A (Health Care Technology)	(a)	1,050	46,494
Edgewise Therapeutics, Inc. (Pharmaceuticals)	(a)	2,200	54,593
Elanco Animal Health, Inc. (Pharmaceuticals)	(a)	3,820	86,447
Encompass Health Corp. (Health Care Providers & Svs.)		3,725	395,371
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Envista Holdings Corp. (Health Care Equip. & Supplies)	(a)	18,320	$397,727
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)		1,290	105,806
Glaukos Corp. (Health Care Equip. & Supplies)	(a)	3,720	420,025
Globus Medical, Inc. Class A (Health Care Equip. & Supplies)	(a)	5,500	480,205
Guardant Health, Inc. (Health Care Providers & Svs.)	(a)	4,041	412,748
Halozyme Therapeutics, Inc. (Biotechnology)	(a)	3,361	226,195
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	1,110	82,684
Humana, Inc. (Health Care Providers & Svs.)		360	92,207
ICON PLC (Life Sciences Tools & Svs.)	(a)	2,410	439,150
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	240	162,367
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	450	59,022
Incyte Corp. (Biotechnology)	(a)	740	73,090
Insmed, Inc. (Biotechnology)	(a)	3,916	681,541
Insulet Corp. (Health Care Equip. & Supplies)	(a)	271	77,029
Integer Holdings Corp. (Health Care Equip. & Supplies)	(a)	3,840	301,171
IQVIA Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	550	123,975
Kymera Therapeutics, Inc. (Biotechnology)	(a)	1,963	152,741
Labcorp Holdings, Inc. (Health Care Providers & Svs.)		210	52,685
Legend Biotech Corp. – ADR (Biotechnology)	(a)	3,467	75,373
Lumexa Imaging Holdings, Inc. (Health Care Providers & Svs.)	(a)	7,770	143,745
Masimo Corp. (Health Care Equip. & Supplies)	(a)	330	42,920
Medpace Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	150	84,247
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	111	154,755
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	150	26,031
Natera, Inc. (Biotechnology)	(a)	1,946	445,809
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	3,013	427,334
Newamsterdam Pharma Co. N.V. (Biotechnology)	(a)	3,013	105,696
Nuvalent, Inc. Class A (Biotechnology)	(a)	1,580	158,932
Ocular Therapeutix, Inc. (Pharmaceuticals)	(a)	10,007	121,485
Penumbra, Inc. (Health Care Equip. & Supplies)	(a)	10	3,109
PROCEPT BioRobotics Corp. (Health Care Equip. & Supplies)	(a)	8,180	257,343
QIAGEN N.V. (Life Sciences Tools & Svs.)		1,489	66,960
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		420	72,883
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	2,798	458,480
ResMed, Inc. (Health Care Equip. & Supplies)		510	122,844
Revvity, Inc. (Life Sciences Tools & Svs.)		420	40,635
Rhythm Pharmaceuticals, Inc. (Biotechnology)	(a)	1,905	203,911
Roivant Sciences Ltd. (Biotechnology)	(a)	5,000	108,500
Royalty Pharma PLC Class A (Pharmaceuticals)		2,130	82,303
Solventum Corp. (Health Care Equip. & Supplies)	(a)	1,060	83,994
STERIS PLC (Health Care Equip. & Supplies)		346	87,718
Structure Therapeutics, Inc. – ADR (Pharmaceuticals)	(a)	2,135	148,489
Tempus AI, Inc. (Life Sciences Tools & Svs.)	(a)	700	41,335
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	2,890	574,301
Terns Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	2,933	118,493
United Therapeutics Corp. (Biotechnology)	(a)	170	82,833
Universal Health Services, Inc. Class B (Health Care Providers & Svs.)		380	82,848
Veeva Systems, Inc. Class A (Health Care Technology)	(a)	510	113,847
Vera Therapeutics, Inc. (Biotechnology)	(a)	2,516	127,410
Viatris, Inc. (Pharmaceuticals)		5,730	71,339
Waters Corp. (Life Sciences Tools & Svs.)	(a)	343	130,282
West Pharmaceutical Services, Inc. (Life Sciences Tools & Svs.)		290	79,791

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio (Continued)
Schedule of Investments
December 31, 2025
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Xenon Pharmaceuticals, Inc. (Biotechnology)	(a)	3,320	$148,802
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)		850	76,432
			13,438,714
Industrials–21.2%
A. O. Smith Corp. (Building Products)		1,130	75,574
AAON, Inc. (Building Products)		550	41,938
Advanced Drainage Systems, Inc. (Building Products)		360	52,139
AGCO Corp. (Machinery)		520	54,246
Allegion PLC (Building Products)		440	70,057
Allison Transmission Holdings, Inc. (Machinery)		740	72,446
Amentum Holdings, Inc. (Professional Svs.)	(a)	530	15,370
AMETEK, Inc. (Electrical Equip.)		1,043	214,138
API Group Corp. (Construction & Engineering)	(a)	1,365	52,225
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)		1,371	352,032
ArcBest Corp. (Ground Transportation)		4,439	329,329
Armstrong World Industries, Inc. (Building Products)		1,611	307,862
ATI, Inc. (Aerospace & Defense)	(a)	550	63,118
Axon Enterprise, Inc. (Aerospace & Defense)	(a)	260	147,662
Beta Technologies, Inc. Class A (Aerospace & Defense)	(a)	5,776	162,941
Bloom Energy Corp. Class A (Electrical Equip.)	(a)	3,819	331,833
Boise Cascade Co. (Trading Companies & Distributors)		3,770	277,472
Booz Allen Hamilton Holding Corp. (Professional Svs.)		420	35,431
Broadridge Financial Solutions, Inc. (Professional Svs.)		347	77,440
BWX Technologies, Inc. (Aerospace & Defense)		2,577	445,409
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		3,294	529,543
CACI International, Inc. Class A (Professional Svs.)	(a)	645	343,662
Carlisle Cos., Inc. (Building Products)		81	25,909
Carpenter Technology Corp. (Aerospace & Defense)		170	53,523
Clean Harbors, Inc. (Commercial Svs. & Supplies)	(a)	250	58,620
CNH Industrial N.V. (Machinery)		29,060	267,933
Comfort Systems U.S.A., Inc. (Construction & Engineering)		876	817,562
Core & Main, Inc. Class A (Trading Companies & Distributors)	(a)	6,380	331,569
Crane Co. (Machinery)		2,287	421,791
Cummins, Inc. (Machinery)		482	246,037
Curtiss-Wright Corp. (Aerospace & Defense)		781	430,542
Delta Air Lines, Inc. (Passenger Airlines)		2,270	157,538
Dover Corp. (Machinery)		300	58,572
EMCOR Group, Inc. (Construction & Engineering)		152	92,992
Equifax, Inc. (Professional Svs.)		620	134,528
Expeditors International of Washington, Inc. (Air Freight & Logistics)		540	80,465
Fastenal Co. (Trading Companies & Distributors)		3,990	160,119
Ferguson Enterprises, Inc. (Trading Companies & Distributors)		670	149,162
First Advantage Corp. (Professional Svs.)	(a)	22,130	321,549
Flowserve Corp. (Machinery)		1,000	69,380
Fortive Corp. (Machinery)		1,010	55,762
FTAI Aviation Ltd. (Trading Companies & Distributors)		450	88,583
FTI Consulting, Inc. (Professional Svs.)	(a)	1,882	321,502
GATX Corp. (Trading Companies & Distributors)		2,300	390,080
Generac Holdings, Inc. (Electrical Equip.)	(a)	250	34,093
Gibraltar Industries, Inc. (Building Products)	(a)	5,210	257,582
Graco, Inc. (Machinery)		930	76,232
Granite Construction, Inc. (Construction & Engineering)		3,881	447,673
Common Stocks (Continued)		Shares	Value
Industrials (continued)
GXO Logistics, Inc. (Air Freight & Logistics)	(a)	7,760	$408,486
HEICO Corp. (Aerospace & Defense)		140	45,303
HEICO Corp. Class A (Aerospace & Defense)		190	47,962
Hexcel Corp. (Aerospace & Defense)		5,390	398,321
Howmet Aerospace, Inc. (Aerospace & Defense)		1,390	284,978
Hubbell, Inc. (Electrical Equip.)		180	79,940
IDEX Corp. (Machinery)		350	62,279
Ingersoll Rand, Inc. (Machinery)		1,922	152,261
ITT, Inc. (Machinery)		2,383	413,474
J.B. Hunt Transport Services, Inc. (Ground Transportation)		310	60,245
Jacobs Solutions, Inc. (Professional Svs.)		500	66,230
JBT Marel Corp. (Machinery)		2,484	374,264
Kirby Corp. (Marine Transportation)	(a)	4,322	476,198
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)		8,610	450,131
Kratos Defense & Security Solutions, Inc. (Aerospace & Defense)	(a)	6,286	477,170
L3Harris Technologies, Inc. (Aerospace & Defense)		650	190,820
Landstar System, Inc. (Ground Transportation)		310	44,547
Leidos Holdings, Inc. (Professional Svs.)		400	72,160
Lennox International, Inc. (Building Products)		110	53,414
Leonardo DRS, Inc. (Aerospace & Defense)		1,730	58,976
Lincoln Electric Holdings, Inc. (Machinery)		240	57,514
Loar Holdings, Inc. (Aerospace & Defense)	(a)	4,223	287,164
Lyft, Inc. Class A (Ground Transportation)	(a)	1,370	26,537
Masco Corp. (Building Products)		710	45,057
MasTec, Inc. (Construction & Engineering)	(a)	250	54,343
MSC Industrial Direct Co., Inc. Class A (Trading Companies & Distributors)		680	57,188
Nextpower, Inc. Class A (Electrical Equip.)	(a)	3,388	295,129
Nordson Corp. (Machinery)		330	79,342
Old Dominion Freight Line, Inc. (Ground Transportation)		650	101,920
Oshkosh Corp. (Machinery)		3,830	481,163
Otis Worldwide Corp. (Machinery)		1,080	94,338
Owens Corning (Building Products)		390	43,645
Parsons Corp. (Professional Svs.)	(a)	700	43,260
Paychex, Inc. (Professional Svs.)		1,450	162,661
Paycom Software, Inc. (Professional Svs.)		380	60,557
Paylocity Holding Corp. (Professional Svs.)	(a)	400	61,000
Pentair PLC (Machinery)		3,482	362,615
Quanta Services, Inc. (Construction & Engineering)		510	215,251
QXO, Inc. (Trading Companies & Distributors)	(a)	3,870	74,652
RB Global, Inc. (Commercial Svs. & Supplies)		470	48,349
RBC Bearings, Inc. (Machinery)	(a)	718	321,973
Regal Rexnord Corp. (Electrical Equip.)		2,651	371,988
Robert Half, Inc. (Professional Svs.)		11,900	323,204
Rocket Lab Corp. (Aerospace & Defense)	(a)	12,074	842,282
Rockwell Automation, Inc. (Electrical Equip.)		390	151,737
Rollins, Inc. (Commercial Svs. & Supplies)		960	57,619
Saia, Inc. (Ground Transportation)	(a)	174	56,814
Sensata Technologies Holding PLC (Electrical Equip.)		1,321	43,976
Snap-on, Inc. (Machinery)		210	72,366
Southwest Airlines Co. (Passenger Airlines)		2,410	99,605
SS&C Technologies Holdings, Inc. (Professional Svs.)		570	49,829
Stanley Black & Decker, Inc. (Machinery)		740	54,967
Star Bulk Carriers Corp. (Marine Transportation)		18,900	363,258
Terex Corp. (Machinery)		3,913	208,876
Textron, Inc. (Aerospace & Defense)		900	78,453
Toro Co. / The (Machinery)		700	55,104
TransUnion (Professional Svs.)		980	84,035
Trex Co., Inc. (Building Products)	(a)	610	21,399
U-Haul Holding Co. NVS (Ground Transportation)		840	39,262
United Airlines Holdings, Inc. (Passenger Airlines)	(a)	810	90,574
United Rentals, Inc. (Trading Companies & Distributors)		221	178,860
Veralto Corp. (Commercial Svs. & Supplies)		750	74,835
Verisk Analytics, Inc. (Professional Svs.)		449	100,437

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio (Continued)
Schedule of Investments
December 31, 2025
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Vertiv Holdings Co. Class A (Electrical Equip.)		1,320	$213,853
W.W. Grainger, Inc. (Trading Companies & Distributors)		153	154,385
Westinghouse Air Brake Technologies Corp. (Machinery)		810	172,894
WillScot Holdings Corp. (Construction & Engineering)		17,422	328,056
XPO, Inc. (Ground Transportation)	(a)	550	74,751
Xylem, Inc. (Machinery)		730	99,411
Zurn Elkay Water Solutions Corp. (Building Products)		7,970	370,525
			21,625,337
Information Technology–14.8%
ACI Worldwide, Inc. (Software)	(a)	6,090	291,163
Amdocs Ltd. (IT Svs.)		1,000	80,510
Amkor Technology, Inc. (Semiconductors & Equip.)		1,450	57,246
Arrow Electronics, Inc. (Electronic Equip., Instr. & Comp.)	(a)	440	48,479
Astera Labs, Inc. (Semiconductors & Equip.)	(a)	294	48,910
Aurora Innovation, Inc. (Software)	(a)	13,980	53,683
Avnet, Inc. (Electronic Equip., Instr. & Comp.)		7,010	337,041
Bentley Systems, Inc. Class B (Software)		1,100	41,982
BILL Holdings, Inc. (Software)	(a)	490	26,725
Calix, Inc. (Communications Equip.)	(a)	4,540	240,302
CCC Intelligent Solutions Holdings, Inc. (Software)	(a)	4,820	38,319
CDW Corp. (Electronic Equip., Instr. & Comp.)		350	47,670
Celestica, Inc. (Electronic Equip., Instr. & Comp.)	(a)	783	231,463
Ciena Corp. (Communications Equip.)	(a)	490	114,596
Circle Internet Group, Inc. (Software)	(a)	621	49,245
Cloudflare, Inc. Class A (IT Svs.)	(a)	1,070	210,950
Cognizant Technology Solutions Corp. Class A (IT Svs.)		1,710	141,930
Coherent Corp. (Electronic Equip., Instr. & Comp.)	(a)	2,372	437,800
Corning, Inc. (Electronic Equip., Instr. & Comp.)		2,720	238,163
Crane NXT Co. (Electronic Equip., Instr. & Comp.)		7,000	329,490
Credo Technology Group Holding Ltd. (Semiconductors & Equip.)	(a)	4,127	593,834
Datadog, Inc. Class A (Software)	(a)	924	125,655
Docusign, Inc. (Software)	(a)	1,070	73,188
Dynatrace, Inc. (Software)	(a)	1,560	67,610
Elastic N.V. (Software)	(a)	940	70,914
Entegris, Inc. (Semiconductors & Equip.)		680	57,290
EPAM Systems, Inc. (IT Svs.)	(a)	510	104,489
F5, Inc. (Communications Equip.)	(a)	220	56,157
Fabrinet (Electronic Equip., Instr. & Comp.)	(a)	1,002	456,191
Fair Isaac Corp. (Software)	(a)	78	131,868
First Solar, Inc. (Semiconductors & Equip.)	(a)	370	96,655
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	970	58,607
FormFactor, Inc. (Semiconductors & Equip.)	(a)	3,742	208,729
Gartner, Inc. (IT Svs.)	(a)	449	113,274
Gen Digital, Inc. (Software)		2,820	76,676
GLOBALFOUNDRIES, Inc. (Semiconductors & Equip.)	(a)	2,890	100,919
Globant SA (IT Svs.)	(a)	4,730	309,200
GoDaddy, Inc. Class A (IT Svs.)	(a)	490	60,799
Guidewire Software, Inc. (Software)	(a)	2,147	431,568
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		5,300	127,306
HP, Inc. (Tech. Hardware, Storage & Periph.)		2,390	53,249
HubSpot, Inc. (Software)	(a)	676	271,279
IonQ, Inc. (Tech. Hardware, Storage & Periph.)	(a)	3,607	161,846
IPG Photonics Corp. (Electronic Equip., Instr. & Comp.)	(a)	4,140	296,424
Jabil, Inc. (Electronic Equip., Instr. & Comp.)		270	61,565
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	830	168,648
Klaviyo, Inc. Class A (Software)	(a)	11,485	372,918
Lumentum Holdings, Inc. (Communications Equip.)	(a)	230	84,776
MACOM Technology Solutions Holdings, Inc. (Semiconductors & Equip.)	(a)	2,322	397,712
Manhattan Associates, Inc. (Software)	(a)	380	65,858
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Microchip Technology, Inc. (Semiconductors & Equip.)		2,536	$161,594
MongoDB, Inc. (IT Svs.)	(a)	1,157	485,581
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		162	146,830
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		640	68,538
Nice Ltd. – ADR (Software)	(a)	1,750	197,820
Nova Ltd. (Semiconductors & Equip.)	(a)	1,033	339,227
Nutanix, Inc. Class A (Software)	(a)	650	33,599
Okta, Inc. (IT Svs.)	(a)	820	70,905
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	8,294	449,120
Onto Innovation, Inc. (Semiconductors & Equip.)	(a)	370	58,408
Procore Technologies, Inc. (Software)	(a)	7,319	532,384
PTC, Inc. (Software)	(a)	310	54,005
Pure Storage, Inc. Class A (Tech. Hardware, Storage & Periph.)	(a)	850	56,958
Qnity Electronics, Inc. (Semiconductors & Equip.)		726	59,278
Qorvo, Inc. (Semiconductors & Equip.)	(a)	470	39,720
Ralliant Corp. (Electronic Equip., Instr. & Comp.)		336	17,106
Rambus, Inc. (Semiconductors & Equip.)	(a)	3,924	360,576
SailPoint, Inc. (Software)	(a)	16,846	340,795
Samsara, Inc. Class A (Software)	(a)	10,799	382,825
Sandisk Corp. (Tech. Hardware, Storage & Periph.)	(a)	590	140,054
Semtech Corp. (Semiconductors & Equip.)	(a)	6,205	457,246
Skyworks Solutions, Inc. (Semiconductors & Equip.)		680	43,119
Super Micro Computer, Inc. (Tech. Hardware, Storage & Periph.)	(a)	1,500	43,905
TD SYNNEX Corp. (Electronic Equip., Instr. & Comp.)		3,058	459,403
Teledyne Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	115	58,734
Teradyne, Inc. (Semiconductors & Equip.)		2,686	519,902
Trimble, Inc. (Software)	(a)	610	47,794
Twilio, Inc. Class A (IT Svs.)	(a)	670	95,301
Tyler Technologies, Inc. (Software)	(a)	100	45,395
Ubiquiti, Inc. (Communications Equip.)		120	66,402
UiPath, Inc. Class A (Software)	(a)	4,120	67,527
Unity Software, Inc. (Software)	(a)	10,533	465,243
VeriSign, Inc. (IT Svs.)		220	53,449
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		1,180	203,279
Zebra Technologies Corp. Class A (Electronic Equip., Instr. & Comp.)	(a)	220	53,420
Zoom Communications, Inc. (Software)	(a)	870	75,072
Zscaler, Inc. (Software)	(a)	250	56,230
			15,127,615
Materials–4.1%
Alcoa Corp. (Metals & Mining)		2,283	121,319
Amcor PLC (Containers & Packaging)		6,490	54,127
Anglogold Ashanti PLC (Metals & Mining)		2,350	200,408
Avery Dennison Corp. (Containers & Packaging)		260	47,289
Avient Corp. (Chemicals)		9,179	286,752
Ball Corp. (Containers & Packaging)		990	52,440
Corteva, Inc. (Chemicals)		2,383	159,732
Crown Holdings, Inc. (Containers & Packaging)		630	64,871
Dow, Inc. (Chemicals)		2,130	49,799
DuPont de Nemours, Inc. (Chemicals)		1,452	58,370
Eastman Chemical Co. (Chemicals)		660	42,128
Graphic Packaging Holding Co. (Containers & Packaging)		28,292	426,078
International Flavors & Fragrances, Inc. (Chemicals)		719	48,453
International Paper Co. (Containers & Packaging)		2,947	116,082
James Hardie Industries PLC (Construction Materials)	(a)	3,480	72,210

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio (Continued)
Schedule of Investments
December 31, 2025
Common Stocks (Continued)		Shares	Value
Materials (continued)
LyondellBasell Industries N.V. Class A (Chemicals)		2,360	$102,188
Martin Marietta Materials, Inc. (Construction Materials)		270	168,118
MP Materials Corp. (Metals & Mining)	(a)	2,176	109,932
Nucor Corp. (Metals & Mining)		800	130,488
O-I Glass, Inc. (Containers & Packaging)	(a)	22,710	335,200
Packaging Corp. of America (Containers & Packaging)		240	49,495
PPG Industries, Inc. (Chemicals)		580	59,427
Reliance, Inc. (Metals & Mining)		1,917	553,764
Royal Gold, Inc. (Metals & Mining)		260	57,795
RPM International, Inc. (Chemicals)		4,625	481,000
Smurfit WestRock PLC (Containers & Packaging)		1,503	58,121
Steel Dynamics, Inc. (Metals & Mining)		480	81,336
Vulcan Materials Co. (Construction Materials)		460	131,201
Westlake Corp. (Chemicals)		550	40,667
			4,158,790
Real Estate–5.0%
American Healthcare REIT, Inc. (Health Care REITs)		6,320	297,419
American Homes 4 Rent Class A (Residential REITs)		2,060	66,126
AvalonBay Communities, Inc. (Residential REITs)		490	88,842
Brixmor Property Group, Inc. (Retail REITs)		2,660	69,745
Broadstone Net Lease, Inc. (Diversified REITs)		10,841	188,308
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	1,030	165,614
COPT Defense Properties (Office REITs)		13,760	382,528
CoStar Group, Inc. (Real Estate Mgmt. & Development)	(a)	2,040	137,170
Crown Castle, Inc. (Specialized REITs)		1,510	134,194
CubeSmart (Specialized REITs)		4,461	160,819
Digital Realty Trust, Inc. (Specialized REITs)		1,170	181,011
Equity LifeStyle Properties, Inc. (Residential REITs)		1,100	66,671
Equity Residential (Residential REITs)		940	59,258
Essex Property Trust, Inc. (Residential REITs)		270	70,654
Extra Space Storage, Inc. (Specialized REITs)		569	74,095
Gaming and Leisure Properties, Inc. (Specialized REITs)		1,710	76,420
Healthpeak Properties, Inc. (Health Care REITs)		2,630	42,290
Independence Realty Trust, Inc. (Residential REITs)		18,960	331,421
Invitation Homes, Inc. (Residential REITs)		1,780	49,466
Iron Mountain, Inc. (Specialized REITs)		940	77,973
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)	(a)	1,856	624,488
Kimco Realty Corp. (Retail REITs)		3,630	73,580
Lineage, Inc. (Industrial REITs)		1,139	39,865
Mid-America Apartment Communities, Inc. (Residential REITs)		480	66,677
NNN REIT, Inc. (Retail REITs)		1,820	72,127
Omega Healthcare Investors, Inc. (Health Care REITs)		1,900	84,246
Realty Income Corp. (Retail REITs)		3,150	177,565
Common Stocks (Continued)		Shares	Value
Real Estate (continued)
Regency Centers Corp. (Retail REITs)		950	$65,579
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)		2,002	189,429
SBA Communications Corp. (Specialized REITs)		280	54,160
Simon Property Group, Inc. (Retail REITs)		1,128	208,804
STAG Industrial, Inc. (Industrial REITs)		8,100	297,756
Sun Communities, Inc. (Residential REITs)		420	52,042
UDR, Inc. (Residential REITs)		2,130	78,128
Ventas, Inc. (Health Care REITs)		1,180	91,308
VICI Properties, Inc. (Specialized REITs)		3,360	94,483
W.P. Carey, Inc. (Diversified REITs)		1,020	65,647
Weyerhaeuser Co. (Specialized REITs)		2,040	48,328
Zillow Group, Inc. Class C (Real Estate Mgmt. & Development)	(a)	645	44,002
			5,148,238
Utilities–4.0%
Alliant Energy Corp. (Electric Utilities)		1,140	74,111
Ameren Corp. (Multi-Utilities)		1,460	145,796
American Water Works Co., Inc. (Water Utilities)		510	66,555
Atmos Energy Corp. (Gas Utilities)		490	82,139
CenterPoint Energy, Inc. (Multi-Utilities)		1,940	74,380
Chesapeake Utilities Corp. (Gas Utilities)		2,440	304,414
CMS Energy Corp. (Multi-Utilities)		880	61,538
Consolidated Edison, Inc. (Multi-Utilities)		1,250	124,150
DTE Energy Co. (Multi-Utilities)		560	72,229
Edison International (Electric Utilities)		770	46,215
Entergy Corp. (Electric Utilities)		1,550	143,267
Essential Utilities, Inc. (Water Utilities)		1,890	72,500
Eversource Energy (Electric Utilities)		1,990	133,987
Exelon Corp. (Electric Utilities)		3,520	153,437
FirstEnergy Corp. (Electric Utilities)		1,520	68,050
IDACORP, Inc. (Electric Utilities)		4,360	551,802
NiSource, Inc. (Multi-Utilities)		1,200	50,112
NRG Energy, Inc. (Electric Utilities)		3,080	490,459
OGE Energy Corp. (Electric Utilities)		1,760	75,152
ONE Gas, Inc. (Gas Utilities)		4,200	324,450
PG&E Corp. (Electric Utilities)		10,476	168,349
PPL Corp. (Electric Utilities)		2,570	90,001
Public Service Enterprise Group, Inc. (Multi-Utilities)		1,740	139,722
Talen Energy Corp. (Ind. Power & Renewable Elec.)	(a)	170	63,723
UGI Corp. (Gas Utilities)		1,500	56,145
Vistra Corp. (Ind. Power & Renewable Elec.)		1,180	190,369
WEC Energy Group, Inc. (Multi-Utilities)		930	98,078
Xcel Energy, Inc. (Electric Utilities)		2,060	152,152
			4,073,282
Total Common Stocks (Cost $93,742,935)			$100,643,770

Exchange Traded Funds–0.2%		Shares	Value
iShares Russell Mid-Cap ETF		2,180	$209,869
Total Exchange Traded Funds (Cost $212,410)			$209,869
Total Investments – 98.8% (Cost $93,955,345)	(b)		$100,853,639
Other Assets in Excess of Liabilities – 1.2%			1,180,086
Net Assets – 100.0%			$102,033,725

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
ETF:	Exchange Traded Fund
NVS:	Non-Voting Shares
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio
Schedule of Investments
December 31, 2025

Common Stocks–99.1%		Shares	Value
Communication Services–10.5%
Alphabet, Inc. Class A (Interactive Media & Svs.)		116,921	$36,596,273
Alphabet, Inc. Class C (Interactive Media & Svs.)		93,450	29,324,610
AT&T, Inc. (Diversified Telecom. Svs.)		142,466	3,538,856
Charter Communications, Inc. Class A (Media)	(a)	1,780	371,575
Comcast Corp. Class A (Media)		72,988	2,181,611
Electronic Arts, Inc. (Entertainment)		4,492	917,850
Fox Corp. Class A (Media)		4,216	308,063
Fox Corp. Class B (Media)		3,003	194,985
Live Nation Entertainment, Inc. (Entertainment)	(a)	3,195	455,288
Match Group, Inc. (Interactive Media & Svs.)		4,776	154,217
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		43,768	28,890,819
Netflix, Inc. (Entertainment)	(a)	85,154	7,984,039
News Corp. Class A (Media)		7,576	197,885
News Corp. Class B (Media)		2,497	73,986
Omnicom Group, Inc. (Media)		6,329	511,067
Paramount Skydance Corp. Class B (Media)		6,288	84,259
Take-Two Interactive Software, Inc. (Entertainment)	(a)	3,475	889,704
TKO Group Holdings, Inc. (Entertainment)		1,341	280,269
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)		9,676	1,964,615
Trade Desk, Inc. / The Class A (Media)	(a)	8,908	338,148
Verizon Communications, Inc. (Diversified Telecom. Svs.)		84,725	3,450,849
Walt Disney Co. / The (Entertainment)		35,878	4,081,840
Warner Bros. Discovery, Inc. (Entertainment)	(a)	49,779	1,434,631
			124,225,439
Consumer Discretionary–10.3%
Airbnb, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	8,531	1,157,827
Amazon.com, Inc. (Broadline Retail)	(a)	195,511	45,127,849
Aptiv PLC (Automobile Components)	(a)	4,372	332,665
AutoZone, Inc. (Specialty Retail)	(a)	334	1,132,761
Best Buy Co., Inc. (Specialty Retail)		3,953	264,574
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		648	3,470,254
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	21,642	660,947
Carvana Co. (Specialty Retail)	(a)	2,838	1,197,693
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	26,488	980,056
D.R. Horton, Inc. (Household Durables)		5,473	788,276
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		2,353	432,999
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	2,949	305,723
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		629	262,180
DoorDash, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	7,513	1,701,544
eBay, Inc. (Broadline Retail)		9,028	786,339
Expedia Group, Inc. (Hotels, Restaurants & Leisure)		2,367	670,595
Ford Motor Co. (Automobiles)		78,428	1,028,975
Garmin Ltd. (Household Durables)		3,259	661,088
General Motors Co. (Automobiles)		18,741	1,524,018
Genuine Parts Co. (Distributors)		2,814	346,009
Hasbro, Inc. (Leisure Products)		2,697	221,154
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)		4,669	1,341,170
Home Depot, Inc. / The (Specialty Retail)		20,003	6,883,032
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)		6,156	400,694
Lennar Corp. Class A (Household Durables)		4,365	448,722
Lowe's Cos., Inc. (Specialty Retail)		11,262	2,715,944
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	2,135	443,674
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		4,474	$1,388,014
McDonald's Corp. (Hotels, Restaurants & Leisure)		14,319	4,376,316
MGM Resorts International (Hotels, Restaurants & Leisure)	(a)	4,150	151,434
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		23,898	1,522,542
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	9,211	205,590
NVR, Inc. (Household Durables)	(a)	57	415,688
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	16,949	1,545,918
Pool Corp. (Distributors)		663	151,661
PulteGroup, Inc. (Household Durables)		3,944	462,473
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		784	277,230
Ross Stores, Inc. (Specialty Retail)		6,525	1,175,414
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)		5,096	1,421,376
Starbucks Corp. (Hotels, Restaurants & Leisure)		22,852	1,924,367
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)		4,140	528,968
Tesla, Inc. (Automobiles)	(a)	56,471	25,396,138
TJX Cos., Inc. / The (Specialty Retail)		22,359	3,434,566
Tractor Supply Co. (Specialty Retail)		10,691	534,657
Ulta Beauty, Inc. (Specialty Retail)	(a)	907	548,744
Williams-Sonoma, Inc. (Specialty Retail)		2,464	440,046
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)		1,708	205,524
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		5,552	839,907
			122,233,335
Consumer Staples–4.7%
Altria Group, Inc. (Tobacco)		33,713	1,943,892
Archer-Daniels-Midland Co. (Food Products)		9,550	549,030
Brown-Forman Corp. Class B (Beverages)		3,563	92,852
Bunge Global SA (Food Products)		2,738	243,901
Campbell's Company / The (Food Products)		3,975	110,783
Church & Dwight Co., Inc. (Household Products)		4,858	407,343
Clorox Co. / The (Household Products)		2,468	248,848
Coca-Cola Co. / The (Beverages)		77,856	5,442,913
Colgate-Palmolive Co. (Household Products)		16,162	1,277,121
Conagra Brands, Inc. (Food Products)		9,678	167,526
Constellation Brands, Inc. Class A (Beverages)		2,852	393,462
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		8,909	7,682,587
Dollar General Corp. (Consumer Staples Distribution & Retail)		4,453	591,225
Dollar Tree, Inc. (Consumer Staples Distribution & Retail)	(a)	3,838	472,112
Estee Lauder Cos., Inc. / The Class A (Personal Care Products)		4,974	520,877
General Mills, Inc. (Food Products)		10,792	501,828
Hershey Co. / The (Food Products)		2,944	535,749
Hormel Foods Corp. (Food Products)		5,898	139,783
J. M. Smucker Co. / The (Food Products)		2,158	211,074
Kenvue, Inc. (Personal Care Products)		38,178	658,570
Keurig Dr Pepper, Inc. (Beverages)		27,130	759,911
Kimberly-Clark Corp. (Household Products)		6,615	667,387
Kraft Heinz Co. / The (Food Products)		17,242	418,119
Kroger Co. / The (Consumer Staples Distribution & Retail)		12,177	760,819
Lamb Weston Holdings, Inc. (Food Products)		2,819	118,088
McCormick & Co., Inc. (Food Products)		5,123	348,928
Molson Coors Beverage Co. Class B (Beverages)		3,425	159,879

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio (Continued)
Schedule of Investments
December 31, 2025
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
Mondelez International, Inc. Class A (Food Products)		25,908	$1,394,628
Monster Beverage Corp. (Beverages)	(a)	14,301	1,096,458
PepsiCo, Inc. (Beverages)		27,492	3,945,652
Philip Morris International, Inc. (Tobacco)		31,281	5,017,472
Procter & Gamble Co. / The (Household Products)		46,995	6,734,853
Sysco Corp. (Consumer Staples Distribution & Retail)		9,553	703,961
Target Corp. (Consumer Staples Distribution & Retail)		9,093	888,841
Tyson Foods, Inc. Class A (Food Products)		5,726	335,658
Walmart, Inc. (Consumer Staples Distribution & Retail)		88,152	9,821,014
			55,363,144
Energy–2.8%
APA Corp. (Oil, Gas & Consumable Fuels)		7,176	175,525
Baker Hughes Co. (Energy Equip. & Svs.)		19,964	909,161
Chevron Corp. (Oil, Gas & Consumable Fuels)		38,041	5,797,829
ConocoPhillips (Oil, Gas & Consumable Fuels)		24,824	2,323,775
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)		15,404	405,433
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		12,691	464,871
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		3,768	566,443
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		10,879	1,142,404
EQT Corp. (Oil, Gas & Consumable Fuels)		12,441	666,838
Expand Energy Corp. (Oil, Gas & Consumable Fuels)		4,819	531,825
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		84,764	10,200,500
Halliburton Co. (Energy Equip. & Svs.)		17,028	481,211
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		39,241	1,078,735
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		6,021	979,195
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		14,551	598,337
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		12,593	925,586
Phillips 66 (Oil, Gas & Consumable Fuels)		8,074	1,041,869
Schlumberger N.V. (Energy Equip. & Svs.)		29,882	1,146,871
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		4,288	791,136
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)		1,173	336,909
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		6,110	994,647
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		24,529	1,474,438
			33,033,538
Financials–13.3%
Aflac, Inc. (Insurance)		9,452	1,042,272
Allstate Corp. / The (Insurance)		5,246	1,091,955
American Express Co. (Consumer Finance)		10,805	3,997,310
American International Group, Inc. (Insurance)		10,801	924,026
Ameriprise Financial, Inc. (Capital Markets)		1,860	912,032
Aon PLC Class A (Insurance)		4,321	1,524,794
Apollo Global Management, Inc. (Financial Services)		9,327	1,350,177
Arch Capital Group Ltd. (Insurance)	(a)	7,202	690,816
Ares Management Corp. Class A (Capital Markets)		4,109	664,138
Arthur J. Gallagher & Co. (Insurance)		5,158	1,334,839
Assurant, Inc. (Insurance)		1,013	243,981
Bank of America Corp. (Banks)		135,011	7,425,605
Common Stocks (Continued)		Shares	Value
Financials (continued)
Bank of New York Mellon Corp. / The (Capital Markets)		14,010	$1,626,421
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	36,863	18,529,187
Blackrock, Inc. (Capital Markets)		2,901	3,105,056
Blackstone, Inc. (Capital Markets)		14,846	2,288,362
Block, Inc. (Financial Services)	(a)	10,929	711,369
Brown & Brown, Inc. (Insurance)		5,940	473,418
Capital One Financial Corp. (Consumer Finance)		12,778	3,096,876
CBOE Global Markets, Inc. (Capital Markets)		2,117	531,367
Charles Schwab Corp. / The (Capital Markets)		33,581	3,355,078
Chubb Ltd. (Insurance)		7,365	2,298,764
Cincinnati Financial Corp. (Insurance)		3,157	515,601
Citigroup, Inc. (Banks)		35,941	4,193,955
Citizens Financial Group, Inc. (Banks)		8,689	507,524
CME Group, Inc. (Capital Markets)		7,250	1,979,830
Coinbase Global, Inc. Class A (Capital Markets)	(a)	4,574	1,034,364
Corpay, Inc. (Financial Services)	(a)	1,415	425,816
Erie Indemnity Co. Class A (Insurance)		514	147,338
Everest Group Ltd. (Insurance)		849	288,108
FactSet Research Systems, Inc. (Capital Markets)		758	219,964
Fidelity National Information Services, Inc. (Financial Services)		10,328	686,399
Fifth Third Bancorp (Banks)		13,373	625,990
Fiserv, Inc. (Financial Services)	(a)	10,734	721,003
Franklin Resources, Inc. (Capital Markets)		6,219	148,572
Global Payments, Inc. (Financial Services)		4,790	370,746
Globe Life, Inc. (Insurance)		1,611	225,314
Goldman Sachs Group, Inc. / The (Capital Markets)		6,028	5,298,612
Hartford Insurance Group, Inc. / The (Insurance)		5,566	766,995
Huntington Bancshares, Inc. (Banks)		31,808	551,869
Interactive Brokers Group, Inc. Class A (Capital Markets)		9,010	579,433
Intercontinental Exchange, Inc. (Capital Markets)		11,459	1,855,900
Invesco Ltd. (Capital Markets)		9,005	236,561
Jack Henry & Associates, Inc. (Financial Services)		1,464	267,151
JPMorgan Chase & Co. (Banks)		54,711	17,628,978
KeyCorp (Banks)		18,795	387,929
KKR & Co., Inc. (Capital Markets)		13,794	1,758,459
Loews Corp. (Insurance)		3,429	361,108
M&T Bank Corp. (Banks)		3,109	626,401
Marsh & McLennan Cos., Inc. (Insurance)		9,854	1,828,114
Mastercard, Inc. Class A (Financial Services)		16,484	9,410,386
MetLife, Inc. (Insurance)		11,073	874,103
Moody's Corp. (Capital Markets)		3,083	1,574,951
Morgan Stanley (Capital Markets)		24,290	4,312,204
MSCI, Inc. (Capital Markets)		1,503	862,316
Nasdaq, Inc. (Capital Markets)		9,025	876,598
Northern Trust Corp. (Capital Markets)		3,826	522,593
PayPal Holdings, Inc. (Financial Services)		18,763	1,095,384
PNC Financial Services Group, Inc. / The (Banks)		7,855	1,639,574
Principal Financial Group, Inc. (Insurance)		4,045	356,809
Progressive Corp. / The (Insurance)		11,791	2,685,046
Prudential Financial, Inc. (Insurance)		6,993	789,370
Raymond James Financial, Inc. (Capital Markets)		3,567	572,825
Regions Financial Corp. (Banks)		17,741	480,781
Robinhood Markets, Inc. Class A (Capital Markets)	(a)	15,798	1,786,754
S&P Global, Inc. (Capital Markets)		6,232	3,256,781
State Street Corp. (Capital Markets)		5,575	719,231
Synchrony Financial (Consumer Finance)		7,171	598,277

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio (Continued)
Schedule of Investments
December 31, 2025
Common Stocks (Continued)		Shares	Value
Financials (continued)
T. Rowe Price Group, Inc. (Capital Markets)		4,415	$452,008
Travelers Cos., Inc. / The (Insurance)		4,479	1,299,179
Truist Financial Corp. (Banks)		25,550	1,257,315
U.S. Bancorp (Banks)		31,129	1,661,043
Visa, Inc. (Financial Services)		33,928	11,898,889
W. R. Berkley Corp. (Insurance)		6,074	425,909
Wells Fargo & Co. (Banks)		63,079	5,878,963
Willis Towers Watson PLC (Insurance)		1,907	626,640
			157,369,806
Health Care–9.5%
Abbott Laboratories (Health Care Equip. & Supplies)		34,944	4,378,134
AbbVie, Inc. (Biotechnology)		35,518	8,115,508
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		5,664	770,700
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	1,350	210,803
Amgen, Inc. (Biotechnology)		10,820	3,541,494
Baxter International, Inc. (Health Care Equip. & Supplies)		10,400	198,744
Becton Dickinson & Co. (Health Care Equip. & Supplies)		5,748	1,115,514
Biogen, Inc. (Biotechnology)	(a)	2,968	522,338
Bio-Techne Corp. (Life Sciences Tools & Svs.)		3,152	185,369
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	29,788	2,840,286
Bristol-Myers Squibb Co. (Pharmaceuticals)		40,902	2,206,254
Cardinal Health, Inc. (Health Care Providers & Svs.)		4,759	977,974
Cencora, Inc. (Health Care Providers & Svs.)		3,890	1,313,847
Centene Corp. (Health Care Providers & Svs.)	(a)	9,447	388,744
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	996	198,682
Cigna Group / The (Health Care Providers & Svs.)		5,362	1,475,783
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)	(a)	4,022	329,643
CVS Health Corp. (Health Care Providers & Svs.)		25,488	2,022,728
Danaher Corp. (Life Sciences Tools & Svs.)		12,632	2,891,717
DaVita, Inc. (Health Care Providers & Svs.)	(a)	714	81,118
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	7,891	523,726
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	11,625	991,031
Elevance Health, Inc. (Health Care Providers & Svs.)		4,462	1,564,154
Eli Lilly & Co. (Pharmaceuticals)		15,959	17,150,818
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)		9,096	746,054
Gilead Sciences, Inc. (Biotechnology)		24,928	3,059,663
HCA Healthcare, Inc. (Health Care Providers & Svs.)		3,207	1,497,220
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	2,025	153,050
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	4,503	335,428
Humana, Inc. (Health Care Providers & Svs.)		2,433	623,164
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	1,601	1,083,125
Incyte Corp. (Biotechnology)	(a)	3,336	329,497
Insulet Corp. (Health Care Equip. & Supplies)	(a)	1,423	404,474
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	7,124	4,034,749
IQVIA Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	3,401	766,619
Johnson & Johnson (Pharmaceuticals)		48,422	10,020,933
Labcorp Holdings, Inc. (Health Care Providers & Svs.)		1,677	420,726
McKesson Corp. (Health Care Providers & Svs.)		2,479	2,033,499
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Medtronic PLC (Health Care Equip. & Supplies)		25,763	$2,474,794
Merck & Co., Inc. (Pharmaceuticals)		49,880	5,250,369
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	413	575,800
Moderna, Inc. (Biotechnology)	(a)	7,035	207,462
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	1,040	180,482
Pfizer, Inc. (Pharmaceuticals)		114,188	2,843,281
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2,251	390,616
Regeneron Pharmaceuticals, Inc. (Biotechnology)		2,024	1,562,265
ResMed, Inc. (Health Care Equip. & Supplies)		2,912	701,413
Revvity, Inc. (Life Sciences Tools & Svs.)		2,294	221,945
Solventum Corp. (Health Care Equip. & Supplies)	(a)	2,983	236,373
STERIS PLC (Health Care Equip. & Supplies)		1,986	503,491
Stryker Corp. (Health Care Equip. & Supplies)		6,915	2,430,415
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		7,551	4,375,427
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		18,202	6,008,662
Universal Health Services, Inc. Class B (Health Care Providers & Svs.)		1,118	243,746
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	5,097	2,310,776
Viatris, Inc. (Pharmaceuticals)		23,302	290,110
Waters Corp. (Life Sciences Tools & Svs.)	(a)	1,205	457,695
West Pharmaceutical Services, Inc. (Life Sciences Tools & Svs.)		1,420	390,699
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)		4,010	360,579
Zoetis, Inc. (Pharmaceuticals)		8,837	1,111,871
			112,631,581
Industrials–8.1%
3M Co. (Industrial Conglomerates)		10,667	1,707,787
A. O. Smith Corp. (Building Products)		2,294	153,423
Allegion PLC (Building Products)		1,741	277,202
AMETEK, Inc. (Electrical Equip.)		4,609	946,274
Automatic Data Processing, Inc. (Professional Svs.)		8,121	2,088,965
Axon Enterprise, Inc. (Aerospace & Defense)	(a)	1,580	897,329
Boeing Co. / The (Aerospace & Defense)	(a)	15,737	3,416,817
Broadridge Financial Solutions, Inc. (Professional Svs.)		2,362	527,128
Builders FirstSource, Inc. (Building Products)	(a)	2,237	230,165
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		2,390	384,216
Carrier Global Corp. (Building Products)		15,830	836,457
Caterpillar, Inc. (Machinery)		9,405	5,387,842
Cintas Corp. (Commercial Svs. & Supplies)		6,859	1,289,972
Comfort Systems U.S.A., Inc. (Construction & Engineering)		712	664,502
Copart, Inc. (Commercial Svs. & Supplies)	(a)	17,760	695,304
CSX Corp. (Ground Transportation)		37,386	1,355,243
Cummins, Inc. (Machinery)		2,773	1,415,478
Dayforce, Inc. (Professional Svs.)	(a)	3,238	223,940
Deere & Co. (Machinery)		5,052	2,352,060
Delta Air Lines, Inc. (Passenger Airlines)		12,982	900,951
Dover Corp. (Machinery)		2,775	541,791
Eaton Corp. PLC (Electrical Equip.)		7,807	2,486,608
EMCOR Group, Inc. (Construction & Engineering)		906	554,282
Emerson Electric Co. (Electrical Equip.)		11,292	1,498,674
Equifax, Inc. (Professional Svs.)		2,476	537,242
Expeditors International of Washington, Inc. (Air Freight & Logistics)		2,711	403,966
Fastenal Co. (Trading Companies & Distributors)		22,986	922,428

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio (Continued)
Schedule of Investments
December 31, 2025
Common Stocks (Continued)		Shares	Value
Industrials (continued)
FedEx Corp. (Air Freight & Logistics)		4,356	$1,258,274
Fortive Corp. (Machinery)		6,426	354,779
GE Vernova, Inc. (Electrical Equip.)		5,453	3,563,917
Generac Holdings, Inc. (Electrical Equip.)	(a)	1,187	161,871
General Dynamics Corp. (Aerospace & Defense)		5,096	1,715,619
General Electric Co. (operating as “GE Aerospace”) (Aerospace & Defense)		21,202	6,530,852
Honeywell International, Inc. (Industrial Conglomerates)		12,755	2,488,373
Howmet Aerospace, Inc. (Aerospace & Defense)		8,078	1,656,152
Hubbell, Inc. (Electrical Equip.)		1,075	477,418
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		794	270,016
IDEX Corp. (Machinery)		1,514	269,401
Illinois Tool Works, Inc. (Machinery)		5,301	1,305,636
Ingersoll Rand, Inc. (Machinery)		7,151	566,502
J.B. Hunt Transport Services, Inc. (Ground Transportation)		1,522	295,785
Jacobs Solutions, Inc. (Professional Svs.)		2,418	320,288
Johnson Controls International PLC (Building Products)		12,277	1,470,171
L3Harris Technologies, Inc. (Aerospace & Defense)		3,750	1,100,888
Leidos Holdings, Inc. (Professional Svs.)		2,587	466,695
Lennox International, Inc. (Building Products)		646	313,685
Lockheed Martin Corp. (Aerospace & Defense)		4,093	1,979,661
Masco Corp. (Building Products)		4,202	266,659
Nordson Corp. (Machinery)		1,080	259,664
Norfolk Southern Corp. (Ground Transportation)		4,503	1,300,106
Northrop Grumman Corp. (Aerospace & Defense)		2,696	1,537,286
Old Dominion Freight Line, Inc. (Ground Transportation)		3,723	583,766
Otis Worldwide Corp. (Machinery)		7,771	678,797
PACCAR, Inc. (Machinery)		10,537	1,153,907
Parker-Hannifin Corp. (Machinery)		2,536	2,229,043
Paychex, Inc. (Professional Svs.)		6,465	725,244
Paycom Software, Inc. (Professional Svs.)		989	157,607
Pentair PLC (Machinery)		3,311	344,808
Quanta Services, Inc. (Construction & Engineering)		2,993	1,263,226
Republic Services, Inc. (Commercial Svs. & Supplies)		4,024	852,806
Rockwell Automation, Inc. (Electrical Equip.)		2,247	874,240
Rollins, Inc. (Commercial Svs. & Supplies)		5,938	356,399
RTX Corp. (Aerospace & Defense)		26,954	4,943,364
Snap-on, Inc. (Machinery)		1,052	362,519
Southwest Airlines Co. (Passenger Airlines)		10,463	432,436
Stanley Black & Decker, Inc. (Machinery)		3,134	232,794
Textron, Inc. (Aerospace & Defense)		3,565	310,761
Trane Technologies PLC (Building Products)		4,456	1,734,275
TransDigm Group, Inc. (Aerospace & Defense)		1,131	1,504,060
Uber Technologies, Inc. (Ground Transportation)	(a)	41,752	3,411,556
Union Pacific Corp. (Ground Transportation)		11,919	2,757,103
United Airlines Holdings, Inc. (Passenger Airlines)	(a)	6,462	722,581
United Parcel Service, Inc. Class B (Air Freight & Logistics)		14,834	1,471,384
United Rentals, Inc. (Trading Companies & Distributors)		1,275	1,031,883
Veralto Corp. (Commercial Svs. & Supplies)		5,023	501,195
Verisk Analytics, Inc. (Professional Svs.)		2,820	630,806
W.W. Grainger, Inc. (Trading Companies & Distributors)		875	882,919
Waste Management, Inc. (Commercial Svs. & Supplies)		7,454	1,637,718
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Westinghouse Air Brake Technologies Corp. (Machinery)		3,413	$728,505
Xylem, Inc. (Machinery)		4,854	661,018
			95,802,464
Information Technology–34.1%
Accenture PLC Class A (IT Svs.)		12,461	3,343,286
Adobe, Inc. (Software)	(a)	8,414	2,944,816
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	32,716	7,006,459
Akamai Technologies, Inc. (IT Svs.)	(a)	2,911	253,985
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		24,590	3,323,093
Analog Devices, Inc. (Semiconductors & Equip.)		9,885	2,680,812
Apple, Inc. (Tech. Hardware, Storage & Periph.)		296,958	80,731,002
Applied Materials, Inc. (Semiconductors & Equip.)		16,008	4,113,896
AppLovin Corp. Class A (Software)	(a)	5,440	3,665,581
Arista Networks, Inc. (Communications Equip.)	(a)	20,751	2,719,004
Autodesk, Inc. (Software)	(a)	4,276	1,265,739
Broadcom, Inc. (Semiconductors & Equip.)		94,903	32,845,928
Cadence Design Systems, Inc. (Software)	(a)	5,471	1,710,125
CDW Corp. (Electronic Equip., Instr. & Comp.)		2,634	358,751
Cisco Systems, Inc. (Communications Equip.)		79,198	6,100,622
Cognizant Technology Solutions Corp. Class A (IT Svs.)		9,648	800,784
Corning, Inc. (Electronic Equip., Instr. & Comp.)		15,656	1,370,839
Crowdstrike Holdings, Inc. Class A (Software)	(a)	5,044	2,364,425
Datadog, Inc. Class A (Software)	(a)	6,512	885,567
Dell Technologies, Inc. Class C (Tech. Hardware, Storage & Periph.)		6,021	757,923
EPAM Systems, Inc. (IT Svs.)	(a)	1,118	229,056
F5, Inc. (Communications Equip.)	(a)	1,167	297,888
Fair Isaac Corp. (Software)	(a)	474	801,354
First Solar, Inc. (Semiconductors & Equip.)	(a)	2,171	567,130
Fortinet, Inc. (Software)	(a)	12,665	1,005,728
Gartner, Inc. (IT Svs.)	(a)	1,458	367,824
Gen Digital, Inc. (Software)		11,354	308,715
GoDaddy, Inc. Class A (IT Svs.)	(a)	2,734	339,235
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		26,287	631,414
HP, Inc. (Tech. Hardware, Storage & Periph.)		18,911	421,337
Intel Corp. (Semiconductors & Equip.)	(a)	90,098	3,324,616
International Business Machines Corp. (IT Svs.)		18,784	5,564,009
Intuit, Inc. (Software)		5,605	3,712,864
Jabil, Inc. (Electronic Equip., Instr. & Comp.)		2,162	492,979
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	3,428	696,535
KLA Corp. (Semiconductors & Equip.)		2,640	3,207,811
Lam Research Corp. (Semiconductors & Equip.)		25,236	4,319,898
Microchip Technology, Inc. (Semiconductors & Equip.)		10,780	686,902
Micron Technology, Inc. (Semiconductors & Equip.)		22,556	6,437,708
Microsoft Corp. (Software)		149,371	72,238,803
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		958	868,293
Motorola Solutions, Inc. (Communications Equip.)		3,343	1,281,439
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		4,039	432,537
NVIDIA Corp. (Semiconductors & Equip.)		488,348	91,076,902
NXP Semiconductors N.V. (Semiconductors & Equip.)		5,047	1,095,502
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	8,141	440,835
Oracle Corp. (Software)		33,802	6,588,348

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio (Continued)
Schedule of Investments
December 31, 2025
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Palantir Technologies, Inc. Class A (Software)	(a)	45,906	$8,159,791
Palo Alto Networks, Inc. (Software)	(a)	13,748	2,532,382
PTC, Inc. (Software)	(a)	2,424	422,285
Qnity Electronics, Inc. (Semiconductors & Equip.)		4,237	345,951
QUALCOMM, Inc. (Semiconductors & Equip.)		21,520	3,680,996
Roper Technologies, Inc. (Software)		2,156	959,700
Salesforce, Inc. (Software)		19,136	5,069,318
Sandisk Corp. (Tech. Hardware, Storage & Periph.)	(a)	2,817	668,699
Seagate Technology Holdings PLC (Tech. Hardware, Storage & Periph.)		4,373	1,204,280
ServiceNow, Inc. (Software)	(a)	20,855	3,194,777
Skyworks Solutions, Inc. (Semiconductors & Equip.)		3,008	190,737
Super Micro Computer, Inc. (Tech. Hardware, Storage & Periph.)	(a)	10,145	296,944
Synopsys, Inc. (Software)	(a)	3,733	1,753,465
TE Connectivity PLC (Electronic Equip., Instr. & Comp.)		5,898	1,341,854
Teledyne Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	950	485,194
Teradyne, Inc. (Semiconductors & Equip.)		3,168	613,198
Texas Instruments, Inc. (Semiconductors & Equip.)		18,260	3,167,927
Trimble, Inc. (Software)	(a)	4,814	377,177
Tyler Technologies, Inc. (Software)	(a)	871	395,390
VeriSign, Inc. (IT Svs.)		1,688	410,100
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		6,862	1,182,117
Workday, Inc. Class A (Software)	(a)	4,345	933,219
Zebra Technologies Corp. Class A (Electronic Equip., Instr. & Comp.)	(a)	1,025	248,891
			404,312,691
Materials–1.8%
Air Products & Chemicals, Inc. (Chemicals)		4,462	1,102,203
Albemarle Corp. (Chemicals)		2,381	336,769
Amcor PLC (Containers & Packaging)		46,702	389,495
Avery Dennison Corp. (Containers & Packaging)		1,564	284,460
Ball Corp. (Containers & Packaging)		5,422	287,203
CF Industries Holdings, Inc. (Chemicals)		3,156	244,085
Corteva, Inc. (Chemicals)		13,523	906,447
CRH PLC (Construction Materials)		13,467	1,680,682
Dow, Inc. (Chemicals)		14,380	336,204
DuPont de Nemours, Inc. (Chemicals)		8,477	340,775
Ecolab, Inc. (Chemicals)		5,116	1,343,052
Freeport-McMoRan, Inc. (Metals & Mining)		28,862	1,465,901
International Flavors & Fragrances, Inc. (Chemicals)		5,181	349,148
International Paper Co. (Containers & Packaging)		10,432	410,916
Linde PLC (Chemicals)		9,382	4,000,391
LyondellBasell Industries N.V. Class A (Chemicals)		5,210	225,593
Martin Marietta Materials, Inc. (Construction Materials)		1,204	749,683
Mosaic Co. / The (Chemicals)		6,422	154,706
Newmont Corp. (Metals & Mining)		21,939	2,190,609
Nucor Corp. (Metals & Mining)		4,570	745,413
Packaging Corp. of America (Containers & Packaging)		1,808	372,864
PPG Industries, Inc. (Chemicals)		4,540	465,168
Sherwin-Williams Co. / The (Chemicals)		4,628	1,499,611
Smurfit WestRock PLC (Containers & Packaging)		10,307	398,572
Steel Dynamics, Inc. (Metals & Mining)		2,777	470,563
Vulcan Materials Co. (Construction Materials)		2,639	752,695
			21,503,208
Common Stocks (Continued)		Shares	Value
Real Estate–1.8%
Alexandria Real Estate Equities, Inc. (Health Care REITs)		3,147	$154,014
American Tower Corp. (Specialized REITs)		9,400	1,650,358
AvalonBay Communities, Inc. (Residential REITs)		2,861	518,728
BXP, Inc. (Office REITs)		2,982	201,225
Camden Property Trust (Residential REITs)		2,153	237,002
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	5,862	942,551
CoStar Group, Inc. (Real Estate Mgmt. & Development)	(a)	8,575	576,583
Crown Castle, Inc. (Specialized REITs)		8,697	772,902
Digital Realty Trust, Inc. (Specialized REITs)		6,468	1,000,664
Equinix, Inc. (Specialized REITs)		1,973	1,511,634
Equity Residential (Residential REITs)		7,005	441,595
Essex Property Trust, Inc. (Residential REITs)		1,303	340,969
Extra Space Storage, Inc. (Specialized REITs)		4,218	549,268
Federal Realty Investment Trust (Retail REITs)		1,588	160,070
Healthpeak Properties, Inc. (Health Care REITs)		14,060	226,085
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)		12,939	229,408
Invitation Homes, Inc. (Residential REITs)		11,410	317,084
Iron Mountain, Inc. (Specialized REITs)		5,980	496,041
Kimco Realty Corp. (Retail REITs)		13,701	277,719
Mid-America Apartment Communities, Inc. (Residential REITs)		2,369	329,078
Prologis, Inc. (Industrial REITs)		18,660	2,382,136
Public Storage (Specialized REITs)		3,157	819,242
Realty Income Corp. (Retail REITs)		18,411	1,037,828
Regency Centers Corp. (Retail REITs)		3,330	229,870
SBA Communications Corp. (Specialized REITs)		2,104	406,977
Simon Property Group, Inc. (Retail REITs)		6,552	1,212,841
UDR, Inc. (Residential REITs)		6,085	223,198
Ventas, Inc. (Health Care REITs)		9,377	725,592
VICI Properties, Inc. (Specialized REITs)		21,624	608,067
Welltower, Inc. (Health Care REITs)		13,791	2,559,748
Weyerhaeuser Co. (Specialized REITs)		14,584	345,495
			21,483,972
Utilities–2.2%
AES Corp. / The (Ind. Power & Renewable Elec.)		14,407	206,596
Alliant Energy Corp. (Electric Utilities)		5,201	338,117
Ameren Corp. (Multi-Utilities)		5,473	546,534
American Electric Power Co., Inc. (Electric Utilities)		10,743	1,238,775
American Water Works Co., Inc. (Water Utilities)		3,948	515,214
Atmos Energy Corp. (Gas Utilities)		3,248	544,462
CenterPoint Energy, Inc. (Multi-Utilities)		13,209	506,433
CMS Energy Corp. (Multi-Utilities)		6,157	430,559
Consolidated Edison, Inc. (Multi-Utilities)		7,194	714,508
Constellation Energy Corp. (Electric Utilities)		6,276	2,217,123
Dominion Energy, Inc. (Multi-Utilities)		17,095	1,001,596
DTE Energy Co. (Multi-Utilities)		4,202	541,974
Duke Energy Corp. (Electric Utilities)		15,648	1,834,102
Edison International (Electric Utilities)		7,785	467,256
Entergy Corp. (Electric Utilities)		8,927	825,123
Evergy, Inc. (Electric Utilities)		4,658	337,659
Eversource Energy (Electric Utilities)		7,591	511,102
Exelon Corp. (Electric Utilities)		20,210	880,954
FirstEnergy Corp. (Electric Utilities)		10,518	470,891
NextEra Energy, Inc. (Electric Utilities)		41,864	3,360,842
NiSource, Inc. (Multi-Utilities)		9,654	403,151
NRG Energy, Inc. (Electric Utilities)		3,815	607,501
PG&E Corp. (Electric Utilities)		43,833	704,396
Pinnacle West Capital Corp. (Electric Utilities)		2,422	214,831
PPL Corp. (Electric Utilities)		14,966	524,109

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio (Continued)
Schedule of Investments
December 31, 2025
Common Stocks (Continued)	Shares	Value
Utilities (continued)
Public Service Enterprise Group, Inc. (Multi-Utilities)	9,975	$800,993
Sempra (Multi-Utilities)	13,075	1,154,392
Southern Co. / The (Electric Utilities)	22,162	1,932,526
Vistra Corp. (Ind. Power & Renewable Elec.)	6,382	1,029,608
WEC Energy Group, Inc. (Multi-Utilities)	6,581	694,032
Xcel Energy, Inc. (Electric Utilities)	11,834	874,059
		26,429,418
Total Common Stocks (Cost $582,037,364)		$1,174,388,596

U.S. Treasury Obligations–0.0%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bill	(b)(c)	3.588%	02/12/2026	$471,000	$469,075
Total U.S. Treasury Obligations (Cost $468,922)					$469,075
Total Investments – 99.1% (Cost $582,506,286)				(d)	$1,174,857,671
Other Assets in Excess of Liabilities – 0.9%				(b)	10,085,341
Net Assets – 100.0%					$1,184,943,012

Percentages are stated as a percent of net assets.

Abbreviations:
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)
Security is fully pledged, in addition to $208,248 of the Portfolio’s cash holdings, as collateral for the futures contracts outstanding at December 31, 2025. See also the following Schedule of Open Futures Contracts.

(c)	Zero coupon bond. Rate disclosed is the current yield as of December 31, 2025
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
December 31, 2025
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	30	March 20, 2026	$10,401,386	$10,338,750	$(62,636)	$(83,680)
Total Futures Contracts			$10,401,386	$10,338,750	$(62,636)	$(83,680)
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Value Portfolio
Schedule of Investments
December 31, 2025

Common Stocks–98.9%		Shares	Value
Communication Services–9.3%
Alphabet, Inc. Class A (Interactive Media & Svs.)		14,610	$4,572,930
Alphabet, Inc. Class C (Interactive Media & Svs.)		10,442	3,276,700
AT&T, Inc. (Diversified Telecom. Svs.)		69,554	1,727,721
Comcast Corp. Class A (Media)		51,059	1,526,154
Fox Corp. Class A (Media)		13,358	976,069
Fox Corp. Class B (Media)		928	60,255
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		3,470	2,290,512
Pinterest, Inc. Class A (Interactive Media & Svs.)	(a)	23,410	606,085
Take-Two Interactive Software, Inc. (Entertainment)	(a)	1,134	290,338
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)		3,051	619,475
Verizon Communications, Inc. (Diversified Telecom. Svs.)		18,549	755,501
Walt Disney Co. / The (Entertainment)		7,060	803,216
			17,504,956
Consumer Discretionary–7.9%
Amazon.com, Inc. (Broadline Retail)	(a)	23,699	5,470,203
Best Buy Co., Inc. (Specialty Retail)		4,380	293,153
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		58	310,609
BorgWarner, Inc. (Automobile Components)		24,092	1,085,586
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		2,610	480,292
Garmin Ltd. (Household Durables)		2,857	579,542
General Motors Co. (Automobiles)		7,119	578,917
Hasbro, Inc. (Leisure Products)		4,622	379,004
Home Depot, Inc. / The (Specialty Retail)		1,788	615,251
Lithia Motors, Inc. (Specialty Retail)		1,506	500,489
McDonald's Corp. (Hotels, Restaurants & Leisure)		3,604	1,101,490
MercadoLibre, Inc. (Broadline Retail)	(a)	152	306,168
Meritage Homes Corp. (Household Durables)		4,377	288,007
TJX Cos., Inc. / The (Specialty Retail)		12,055	1,851,769
Toll Brothers, Inc. (Household Durables)		7,578	1,024,697
Under Armour, Inc. Class C (Textiles, Apparel & Luxury Goods)	(a)	1,160	5,568
			14,870,745
Consumer Staples–6.5%
Altria Group, Inc. (Tobacco)		14,010	807,817
Coca-Cola Co. / The (Beverages)		3,909	273,278
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		1,515	1,306,445
Keurig Dr Pepper, Inc. (Beverages)		15,434	432,306
PepsiCo, Inc. (Beverages)		2,659	381,620
Philip Morris International, Inc. (Tobacco)		10,054	1,612,662
Procter & Gamble Co. / The (Household Products)		16,164	2,316,463
Target Corp. (Consumer Staples Distribution & Retail)		4,162	406,835
Walmart, Inc. (Consumer Staples Distribution & Retail)		42,436	4,727,795
			12,265,221
Energy–4.8%
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)		1,443	280,505
Chevron Corp. (Oil, Gas & Consumable Fuels)		8,339	1,270,947
Chord Energy Corp. (Oil, Gas & Consumable Fuels)		7,102	658,355
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		50,894	1,864,247
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		5,493	576,820
Common Stocks (Continued)		Shares	Value
Energy (continued)
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		15,052	$1,811,358
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		25,360	697,146
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)		16,847	660,234
Schlumberger N.V. (Energy Equip. & Svs.)		15,995	613,888
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		9,971	599,357
			9,032,857
Financials–23.0%
Allstate Corp. / The (Insurance)		6,710	1,396,687
American Express Co. (Consumer Finance)		1,434	530,508
Bank of America Corp. (Banks)		70,388	3,871,340
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	9,611	4,830,969
Block, Inc. (Financial Services)	(a)	4,959	322,781
Capital One Financial Corp. (Consumer Finance)		4,651	1,127,216
Charles Schwab Corp. / The (Capital Markets)		28,521	2,849,533
Chubb Ltd. (Insurance)		3,557	1,110,211
Citigroup, Inc. (Banks)		23,245	2,712,459
CME Group, Inc. (Capital Markets)		4,624	1,262,722
Fidelity National Information Services, Inc. (Financial Services)		4,172	277,271
Fiserv, Inc. (Financial Services)	(a)	1,456	97,800
Huntington Bancshares, Inc. (Banks)		71,400	1,238,790
Interactive Brokers Group, Inc. Class A (Capital Markets)		5,951	382,709
Intercontinental Exchange, Inc. (Capital Markets)		10,739	1,739,288
JPMorgan Chase & Co. (Banks)		18,198	5,863,760
Marsh & McLennan Cos., Inc. (Insurance)		5,189	962,663
Mastercard, Inc. Class A (Financial Services)		1,627	928,822
MetLife, Inc. (Insurance)		6,211	490,296
Morgan Stanley (Capital Markets)		13,892	2,466,247
Nasdaq, Inc. (Capital Markets)		11,936	1,159,344
OneMain Holdings, Inc. (Consumer Finance)		10,679	721,366
PNC Financial Services Group, Inc. / The (Banks)		6,285	1,311,868
Progressive Corp. / The (Insurance)		2,030	462,272
S&P Global, Inc. (Capital Markets)		3,582	1,871,917
Travelers Cos., Inc. / The (Insurance)		7,141	2,071,318
Unum Group (Insurance)		5,305	411,138
Visa, Inc. (Financial Services)		1,829	641,449
Wells Fargo & Co. (Banks)		2,109	196,559
			43,309,303
Health Care–11.3%
Amgen, Inc. (Biotechnology)		1,654	541,371
Biogen, Inc. (Biotechnology)	(a)	5,855	1,030,421
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	11,133	1,061,532
Bristol-Myers Squibb Co. (Pharmaceuticals)		50,814	2,740,907
Cardinal Health, Inc. (Health Care Providers & Svs.)		7,341	1,508,575
Centene Corp. (Health Care Providers & Svs.)	(a)	16,050	660,458
Cigna Group / The (Health Care Providers & Svs.)		2,591	713,121
Danaher Corp. (Life Sciences Tools & Svs.)		1,278	292,560
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	4,141	308,463
Johnson & Johnson (Pharmaceuticals)		11,429	2,365,232
Medtronic PLC (Health Care Equip. & Supplies)		20,016	1,922,737
Merck & Co., Inc. (Pharmaceuticals)		2,480	261,045
Moderna, Inc. (Biotechnology)	(a)	21,002	619,349
Natera, Inc. (Biotechnology)	(a)	3,559	815,331
Pfizer, Inc. (Pharmaceuticals)		80,558	2,005,894
Regeneron Pharmaceuticals, Inc. (Biotechnology)		1,537	1,186,364

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Value Portfolio (Continued)
Schedule of Investments
December 31, 2025
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Stryker Corp. (Health Care Equip. & Supplies)		2,321	$815,762
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		7,276	2,401,880
			21,251,002
Industrials–14.4%
3M Co. (Industrial Conglomerates)		4,739	758,714
AMETEK, Inc. (Electrical Equip.)		6,295	1,292,427
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)		2,494	640,384
Boeing Co. / The (Aerospace & Defense)	(a)	2,020	438,582
Caterpillar, Inc. (Machinery)		2,974	1,703,715
Cintas Corp. (Commercial Svs. & Supplies)		9,525	1,791,367
Comfort Systems U.S.A., Inc. (Construction & Engineering)		791	738,232
Copart, Inc. (Commercial Svs. & Supplies)	(a)	4,969	194,536
Deere & Co. (Machinery)		935	435,308
Delta Air Lines, Inc. (Passenger Airlines)		4,916	341,170
Dover Corp. (Machinery)		2,015	393,409
Eaton Corp. PLC (Electrical Equip.)		1,873	596,569
Equifax, Inc. (Professional Svs.)		1,750	379,715
Ferguson Enterprises, Inc. (Trading Companies & Distributors)		4,521	1,006,510
General Dynamics Corp. (Aerospace & Defense)		3,768	1,268,535
HEICO Corp. Class A (Aerospace & Defense)		2,465	622,240
Honeywell International, Inc. (Industrial Conglomerates)		9,470	1,847,502
Illinois Tool Works, Inc. (Machinery)		2,137	526,343
Lockheed Martin Corp. (Aerospace & Defense)		2,391	1,156,455
MasTec, Inc. (Construction & Engineering)	(a)	4,424	961,645
Mueller Industries, Inc. (Machinery)		5,616	644,717
Northrop Grumman Corp. (Aerospace & Defense)		983	560,517
Owens Corning (Building Products)		3,041	340,318
Parker-Hannifin Corp. (Machinery)		3,051	2,681,707
Rockwell Automation, Inc. (Electrical Equip.)		849	330,321
RTX Corp. (Aerospace & Defense)		6,800	1,247,120
Trane Technologies PLC (Building Products)		2,158	839,894
Union Pacific Corp. (Ground Transportation)		8,850	2,047,182
United Parcel Service, Inc. Class B (Air Freight & Logistics)		4,778	473,930
Veralto Corp. (Commercial Svs. & Supplies)		2,912	290,559
Vertiv Holdings Co. Class A (Electrical Equip.)		1,542	249,820
Waste Management, Inc. (Commercial Svs. & Supplies)		1,855	407,562
			27,207,005
Information Technology–12.7%
Accenture PLC Class A (IT Svs.)		4,693	1,259,132
Adobe, Inc. (Software)	(a)	1,753	613,532
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	3,218	689,167
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		9,137	1,234,774
Analog Devices, Inc. (Semiconductors & Equip.)		2,494	676,373
Apple, Inc. (Tech. Hardware, Storage & Periph.)		4,234	1,151,055
Arista Networks, Inc. (Communications Equip.)	(a)	4,388	574,960
Atlassian Corp. Class A (Software)	(a)	1,470	238,346
Cisco Systems, Inc. (Communications Equip.)		11,689	900,404
Dell Technologies, Inc. Class C (Tech. Hardware, Storage & Periph.)		2,148	270,390
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	12,397	749,027
HP, Inc. (Tech. Hardware, Storage & Periph.)		16,926	377,111
Intel Corp. (Semiconductors & Equip.)	(a)	33,376	1,231,574
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
International Business Machines Corp. (IT Svs.)		2,055	$608,712
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	2,081	422,838
Lam Research Corp. (Semiconductors & Equip.)		6,712	1,148,960
Marvell Technology, Inc. (Semiconductors & Equip.)		9,308	790,994
Micron Technology, Inc. (Semiconductors & Equip.)		9,333	2,663,732
Microsoft Corp. (Software)		2,189	1,058,644
Motorola Solutions, Inc. (Communications Equip.)		3,629	1,391,068
NVIDIA Corp. (Semiconductors & Equip.)		3,766	702,359
Qnity Electronics, Inc. (Semiconductors & Equip.)		3,717	303,493
QUALCOMM, Inc. (Semiconductors & Equip.)		8,418	1,439,899
Salesforce, Inc. (Software)		7,165	1,898,080
Sandisk Corp. (Tech. Hardware, Storage & Periph.)	(a)	973	230,971
Skyworks Solutions, Inc. (Semiconductors & Equip.)		4,120	261,249
Texas Instruments, Inc. (Semiconductors & Equip.)		3,307	573,731
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		3,259	561,428
			24,022,003
Materials–3.4%
Corteva, Inc. (Chemicals)		28,990	1,943,200
Dow, Inc. (Chemicals)		12,948	302,724
Freeport-McMoRan, Inc. (Metals & Mining)		16,150	820,259
Huntsman Corp. (Chemicals)		31,420	314,200
Louisiana-Pacific Corp. (Paper & Forest Products)		6,803	549,410
LyondellBasell Industries N.V. Class A (Chemicals)		9,935	430,186
Newmont Corp. (Metals & Mining)		10,874	1,085,769
Nucor Corp. (Metals & Mining)		3,595	586,380
Smurfit WestRock PLC (Containers & Packaging)		7,557	292,229
			6,324,357
Real Estate–2.8%
CubeSmart (Specialized REITs)		10,710	386,095
Digital Realty Trust, Inc. (Specialized REITs)		3,323	514,101
Equinix, Inc. (Specialized REITs)		1,054	807,533
Kimco Realty Corp. (Retail REITs)		50,950	1,032,756
NNN REIT, Inc. (Retail REITs)		11,382	451,069
Simon Property Group, Inc. (Retail REITs)		3,317	614,010
Ventas, Inc. (Health Care REITs)		12,960	1,002,845
VICI Properties, Inc. (Specialized REITs)		13,844	389,293
			5,197,702
Utilities–2.8%
Consolidated Edison, Inc. (Multi-Utilities)		10,715	1,064,214
Edison International (Electric Utilities)		18,818	1,129,456
Entergy Corp. (Electric Utilities)		16,119	1,489,879
NextEra Energy, Inc. (Electric Utilities)		7,227	580,184
PG&E Corp. (Electric Utilities)		68,732	1,104,523
			5,368,256
Total Common Stocks (Cost $158,951,140)			$186,353,407
Total Investments – 98.9% (Cost $158,951,140)	(b)		$186,353,407
Other Assets in Excess of Liabilities – 1.1%	(c)		2,135,940
Net Assets – 100.0%			$188,489,347

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Value Portfolio (Continued)
Schedule of Investments
December 31, 2025
Percentages are stated as a percent of net assets.

Abbreviations:
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
(c)	Includes $197,304 of cash pledged as collateral for the futures contracts outstanding at December 31, 2025. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
December 31, 2025
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	8	March 20, 2026	$2,753,836	$2,757,000	$3,164	$(20,700)
Total Futures Contracts			$2,753,836	$2,757,000	$3,164	$(20,700)
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP High Income Bond Portfolio
Schedule of Investments
December 31, 2025

Corporate Bonds–92.8%		Rate	Maturity	Face Amount	Value
Communication Services–10.1%
Altice France SA (Diversified Telecom. Svs.)	(a)	6.875%	10/15/2030	$1,000,000	$969,792
ANGI Group LLC (Interactive Media & Svs.)	(a)	3.875%	08/15/2028	1,000,000	923,650
Cars.com, Inc. (Interactive Media & Svs.)	(a)	6.375%	11/01/2028	250,000	250,064
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.125%	05/01/2027	200,000	199,725
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.375%	06/01/2029	125,000	123,590
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.750%	03/01/2030	160,000	152,808
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.500%	08/15/2030	100,000	94,151
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	7.375%	03/01/2031	325,000	331,658
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.500%	06/01/2033	200,000	175,072
Cogent Communications Group LLC / Cogent Finance, Inc. (Diversified Telecom. Svs.)	(a)	7.000%	06/15/2027	1,000,000	1,000,672
Lamar Media Corp. (Media)		4.875%	01/15/2029	150,000	149,740
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	5.000%	12/15/2027	200,000	199,568
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	4.125%	08/01/2030	275,000	260,291
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	3.625%	10/01/2031	150,000	137,639
Sirius XM Radio LLC (Media)	(a)	3.125%	09/01/2026	225,000	223,022
Sirius XM Radio LLC (Media)	(a)	4.000%	07/15/2028	200,000	195,513
Sirius XM Radio LLC (Media)	(a)	4.125%	07/01/2030	185,000	175,947
Sirius XM Radio LLC (Media)	(a)	3.875%	09/01/2031	350,000	322,327
Stagwell Global LLC (Media)	(a)	5.625%	08/15/2029	200,000	195,030
Sunrise FinCo I B.V. (Media)	(a)	4.875%	07/15/2031	500,000	476,250
TEGNA, Inc. (Media)		4.625%	03/15/2028	1,000,000	989,720
Telenet Finance Luxembourg Notes SARL (Media)	(a)	5.500%	03/01/2028	400,000	397,707
Univision Communications, Inc. (Media)	(a)	8.000%	08/15/2028	300,000	310,702
Univision Communications, Inc. (Media)	(a)	4.500%	05/01/2029	175,000	168,101
Versant Media Group, Inc. (Media)	(a)	7.250%	01/30/2031	1,000,000	1,031,689
Virgin Media Finance PLC (Media)	(a)	5.000%	07/15/2030	1,000,000	881,607
Vmed O2 U.K. Financing I PLC (Wireless Telecom. Svs.)	(a)	4.250%	01/31/2031	200,000	182,402
VZ Secured Financing B.V. (Media)	(a)	5.000%	01/15/2032	500,000	452,477
WMG Acquisition Corp. (Entertainment)	(a)	3.750%	12/01/2029	125,000	120,321
Ziff Davis, Inc. (Interactive Media & Svs.)	(a)	4.625%	10/15/2030	1,000,000	949,755
					12,040,990
Consumer Discretionary–15.7%
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	6.125%	06/15/2029	225,000	230,981
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	5.625%	09/15/2029	150,000	152,728
Academy Ltd. (Specialty Retail)	(a)	6.000%	11/15/2027	450,000	450,332
Adient Global Holdings Ltd. (Automobile Components)	(a)	7.000%	04/15/2028	100,000	102,768
Advance Auto Parts, Inc. (Specialty Retail)		3.900%	04/15/2030	1,000,000	917,975
American Axle & Manufacturing, Inc. (Automobile Components)	(a)	7.750%	10/15/2033	1,000,000	1,018,579
Asbury Automotive Group, Inc. (Specialty Retail)	(a)	5.000%	02/15/2032	250,000	242,949
Ashton Woods U.S.A. LLC / Ashton Woods Finance Co. (Household Durables)	(a)	4.625%	08/01/2029	1,000,000	953,392
Beach Acquisition Bidco LLC (Textiles, Apparel & Luxury Goods)	(a)(b)	10.000%, 10.750% PIK	07/15/2033	550,000	607,081
Beazer Homes U.S.A., Inc. (Household Durables)	(a)	7.500%	03/15/2031	100,000	101,393
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		4.750%	12/01/2027	275,000	274,648
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. LLC (Household Durables)	(a)	4.875%	02/15/2030	1,000,000	931,454
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	7.000%	02/15/2030	150,000	155,349
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	5.125%	05/01/2029	250,000	252,772
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	7.000%	08/15/2029	125,000	131,204
Champ Acquisition Corp. (Textiles, Apparel & Luxury Goods)	(a)	8.375%	12/01/2031	120,000	129,612
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	(a)	5.500%	04/01/2027	175,000	175,000
IHO Verwaltungs GmbH (Automobile Components)	(a)(b)	6.375%, 7.125% PIK	05/15/2029	300,000	302,494
J.B. Poindexter & Co., Inc. (Automobile Components)	(a)	8.750%	12/15/2031	450,000	471,364
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC (Hotels, Restaurants & Leisure)	(a)	4.750%	06/01/2027	180,000	179,732
LGI Homes, Inc. (Household Durables)	(a)	7.000%	11/15/2032	1,000,000	955,872
Lithia Motors, Inc. (Specialty Retail)	(a)	4.625%	12/15/2027	1,000,000	998,484
Mattamy Group Corp. (Household Durables)	(a)	6.000%	12/15/2033	1,000,000	991,115
Newell Brands, Inc. (Household Durables)		7.375%	04/01/2036	1,000,000	939,196
Nissan Motor Co. Ltd. (Automobiles)	(a)	4.810%	09/17/2030	1,000,000	942,501
Nordstrom, Inc. (Broadline Retail)		4.375%	04/01/2030	1,000,000	955,891
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(a)	5.625%	09/30/2031	175,000	178,905
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(a)	6.000%	02/01/2033	200,000	205,489
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(a)	7.250%	05/15/2031	200,000	191,903
Tenneco, Inc. (Automobile Components)	(a)	8.000%	11/17/2028	1,000,000	1,003,200
Under Armour, Inc. (Textiles, Apparel & Luxury Goods)	(a)	7.250%	07/15/2030	1,000,000	1,000,971
Whirlpool Corp. (Household Durables)		2.400%	05/15/2031	1,000,000	825,340
Whirlpool Corp. (Household Durables)		6.500%	06/15/2033	255,000	247,275
William Carter Co. / The (Textiles, Apparel & Luxury Goods)	(a)	7.375%	02/15/2031	400,000	413,561
ZF North America Capital, Inc. (Automobile Components)	(a)	7.500%	03/24/2031	1,000,000	1,010,757
					18,642,267

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP High Income Bond Portfolio (Continued)
Schedule of Investments
December 31, 2025
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Consumer Staples–0.7%
Edgewell Personal Care Co. (Personal Care Products)	(a)	5.500%	06/01/2028	$175,000	$175,182
Edgewell Personal Care Co. (Personal Care Products)	(a)	4.125%	04/01/2029	125,000	119,430
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	6.875%	09/15/2028	225,000	232,758
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	4.750%	02/15/2029	350,000	348,035
					875,405
Energy–10.7%
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.750%	01/15/2028	625,000	626,196
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.750%	07/01/2034	1,000,000	1,007,561
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.875%	06/30/2029	180,000	180,472
Breakwater Energy Holdings Sarl (Oil, Gas & Consumable Fuels)	(a)	9.250%	11/15/2030	1,000,000	1,047,155
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	8.625%	11/01/2030	150,000	157,209
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	9.625%	06/15/2033	200,000	215,924
Crescent Energy Finance LLC (Oil, Gas & Consumable Fuels)	(a)	7.625%	04/01/2032	1,000,000	969,522
Diamond Foreign Asset Co. / Diamond Finance LLC (Energy Equip. & Svs.)	(a)	8.500%	10/01/2030	1,000,000	1,059,343
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	5.125%	06/15/2028	425,000	426,715
Hilcorp Energy I LP / Hilcorp Finance Co. (Oil, Gas & Consumable Fuels)	(a)	6.875%	05/15/2034	1,000,000	937,011
Nabors Industries, Inc. (Energy Equip. & Svs.)	(a)	8.875%	08/15/2031	125,000	121,262
Nabors Industries, Inc. (Energy Equip. & Svs.)	(a)	7.625%	11/15/2032	150,000	147,431
Northern Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)	(a)	7.875%	10/15/2033	1,000,000	973,655
PBF Holding Co. LLC / PBF Finance Corp. (Oil, Gas & Consumable Fuels)		6.000%	02/15/2028	1,000,000	990,486
SESI LLC (Oil, Gas & Consumable Fuels)	(a)	7.875%	09/30/2030	1,000,000	984,441
Talos Production, Inc. (Oil, Gas & Consumable Fuels)	(a)	9.375%	02/01/2031	1,000,000	1,043,007
Venture Global Calcasieu Pass LLC (Oil, Gas & Consumable Fuels)	(a)	3.875%	08/15/2029	1,000,000	937,441
Vermilion Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	7.250%	02/15/2033	1,000,000	942,200
					12,767,031
Financials–14.7%
Antares Holdings LP (Capital Markets)	(a)	7.950%	08/11/2028	1,000,000	1,058,088
Apollo Debt Solutions BDC (Capital Markets)		6.550%	03/15/2032	1,750,000	1,805,728
Blackstone Private Credit Fund (Capital Markets)		6.000%	11/22/2034	2,000,000	2,019,686
Boost Newco Borrower LLC (Financial Services)	(a)	7.500%	01/15/2031	100,000	106,285
Credit Acceptance Corp. (Consumer Finance)	(a)	6.625%	03/15/2030	1,000,000	1,001,972
Ford Motor Credit Co. LLC (Consumer Finance)		4.271%	01/09/2027	450,000	447,660
Ford Motor Credit Co. LLC (Consumer Finance)		7.350%	11/04/2027	225,000	234,827
Goldman Sachs Private Credit Corp. (Capital Markets)	(a)	5.375%	01/31/2029	2,000,000	2,007,946
Jefferies Finance LLC / JFIN Co-Issuer Corp. (Capital Markets)	(a)	5.000%	08/15/2028	1,000,000	962,770
Jones Deslauriers Insurance Management, Inc. (Insurance)	(a)	8.500%	03/15/2030	450,000	471,649
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. (Mortgage REIT)	(a)	4.250%	02/01/2027	1,000,000	993,327
MSD Investment Corp. (Capital Markets)	(a)	6.250%	05/31/2030	1,000,000	1,006,304
MSD Investment Corp. (Capital Markets)	(a)	6.125%	02/05/2031	600,000	595,584
Oaktree Strategic Credit Fund (Capital Markets)		6.500%	07/23/2029	1,250,000	1,286,348
Rfna LP (Financial Services)	(a)	7.875%	02/15/2030	1,000,000	1,017,048
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(a)	3.625%	03/01/2029	300,000	289,762
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(a)	3.875%	03/01/2031	320,000	303,870
Stonebriar ABF Issuer LLC (Financial Services)	(a)	8.125%	12/15/2030	1,000,000	1,029,200
United Wholesale Mortgage LLC (Financial Services)	(a)	5.750%	06/15/2027	225,000	225,600
United Wholesale Mortgage LLC (Financial Services)	(a)	5.500%	04/15/2029	225,000	223,388
UWM Holdings LLC (Financial Services)	(a)	6.625%	02/01/2030	200,000	202,516
UWM Holdings LLC (Financial Services)	(a)	6.250%	03/15/2031	200,000	199,681
					17,489,239
Health Care–8.4%
1261229 B.C. Ltd. (Pharmaceuticals)	(a)	10.000%	04/15/2032	700,000	728,012
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)	(a)	5.000%	04/15/2029	1,000,000	962,836
AHP Health Partners, Inc. (Health Care Providers & Svs.)	(a)	5.750%	07/15/2029	525,000	520,417
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(a)	4.625%	07/15/2028	105,000	104,429
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(a)	3.875%	11/01/2029	250,000	239,064
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	4.750%	02/15/2031	1,000,000	890,885
IQVIA, Inc. (Life Sciences Tools & Svs.)	(a)	5.000%	10/15/2026	200,000	199,886
IQVIA, Inc. (Life Sciences Tools & Svs.)	(a)	6.500%	05/15/2030	325,000	337,152
Jazz Securities DAC (Pharmaceuticals)	(a)	4.375%	01/15/2029	1,000,000	986,312
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	3.875%	11/15/2030	1,000,000	927,891
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	6.250%	01/15/2033	125,000	127,433
Organon & Co. / Organon Foreign Debt Co-Issuer B.V. (Pharmaceuticals)	(a)	6.750%	05/15/2034	1,000,000	899,479
Organon & Co. / Organon Foreign Debt Co-Issuer B.V. (Pharmaceuticals)	(a)	7.875%	05/15/2034	200,000	162,786
Prime Healthcare Services, Inc. (Health Care Providers & Svs.)	(a)	9.375%	09/01/2029	1,000,000	1,050,001
Teleflex, Inc. (Health Care Equip. & Supplies)	(a)	4.250%	06/01/2028	1,000,000	984,627
Tenet Healthcare Corp. (Health Care Providers & Svs.)		5.125%	11/01/2027	425,000	425,951

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP High Income Bond Portfolio (Continued)
Schedule of Investments
December 31, 2025
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Health Care (continued)
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.625%	06/15/2028	$175,000	$175,325
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.125%	10/01/2028	140,000	140,626
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.750%	05/15/2031	175,000	182,089
					10,045,201
Industrials–8.5%
AAR Escrow Issuer LLC (Aerospace & Defense)	(a)	6.750%	03/15/2029	1,000,000	1,034,840
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. (Passenger Airlines)	(a)	5.500%	04/20/2026	27,833	27,873
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. (Passenger Airlines)	(a)	5.750%	04/20/2029	175,000	178,209
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. (Ground Transportation)	(a)	8.375%	06/15/2032	1,000,000	1,032,596
Brink's Co. / The (Commercial Svs. & Supplies)	(a)	6.500%	06/15/2029	200,000	207,079
Brink's Co. / The (Commercial Svs. & Supplies)	(a)	6.750%	06/15/2032	225,000	234,458
Clarivate Science Holdings Corp. (Professional Svs.)	(a)	4.875%	07/01/2029	650,000	614,582
CP Atlas Buyer, Inc. (Building Products)	(a)	9.750%	07/15/2030	125,000	129,469
FTAI Aviation Investors LLC (Trading Companies & Distributors)	(a)	5.500%	05/01/2028	1,000,000	1,000,875
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	7.750%	02/15/2028	100,000	102,260
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	6.000%	06/01/2029	135,000	132,393
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	8.250%	08/01/2032	250,000	254,081
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	8.375%	11/15/2032	600,000	611,168
Masterbrand, Inc. (Building Products)	(a)	7.000%	07/15/2032	300,000	310,809
Rand Parent LLC (Air Freight & Logistics)	(a)	8.500%	02/15/2030	1,000,000	1,041,853
Science Applications International Corp. (Professional Svs.)	(a)	4.875%	04/01/2028	275,000	274,270
Sensata Technologies B.V. (Electrical Equip.)	(a)	5.875%	09/01/2030	250,000	253,827
SS&C Technologies, Inc. (Professional Svs.)	(a)	5.500%	09/30/2027	500,000	500,452
Standard Building Solutions, Inc. (Building Products)	(a)	6.500%	08/15/2032	275,000	283,120
Standard Building Solutions, Inc. (Building Products)	(a)	6.250%	08/01/2033	250,000	255,384
Stena International SA (Marine Transportation)	(a)	7.250%	01/15/2031	200,000	203,881
Stonepeak Nile Parent LLC (Air Freight & Logistics)	(a)	7.250%	03/15/2032	1,000,000	1,058,296
United Rentals North America, Inc. (Trading Companies & Distributors)		4.875%	01/15/2028	200,000	200,017
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	6.375%	03/15/2029	225,000	232,351
					10,174,143
Information Technology–9.2%
ASGN, Inc. (IT Svs.)	(a)	4.625%	05/15/2028	1,000,000	982,605
Cloud Software Group, Inc. (Software)	(a)	6.500%	03/31/2029	450,000	455,890
Cloud Software Group, Inc. (Software)	(a)	9.000%	09/30/2029	390,000	406,189
Cloud Software Group, Inc. (Software)	(a)	8.250%	06/30/2032	200,000	209,008
Connect Finco SARL / Connect U.S. Finco LLC (Tech. Hardware, Storage & Periph.)	(a)	9.000%	09/15/2029	1,000,000	1,060,739
Consensus Cloud Solutions, Inc. (Software)	(a)	6.500%	10/15/2028	145,000	145,682
CoreWeave, Inc. (IT Svs.)	(a)	9.250%	06/01/2030	350,000	325,420
CoreWeave, Inc. (IT Svs.)	(a)	9.000%	02/01/2031	125,000	114,565
Entegris, Inc. (Semiconductors & Equip.)	(a)	3.625%	05/01/2029	1,000,000	960,654
Entegris, Inc. (Semiconductors & Equip.)	(a)	5.950%	06/15/2030	130,000	132,601
Flash Compute LLC (Software)	(a)	7.250%	12/31/2030	1,000,000	990,763
Go Daddy Operating Co. LLC / GD Finance Co., Inc. (IT Svs.)	(a)	5.250%	12/01/2027	125,000	125,341
Imola Merger Corp. (Electronic Equip., Instr. & Comp.)	(a)	4.750%	05/15/2029	1,000,000	987,020
Insight Enterprises, Inc. (Electronic Equip., Instr. & Comp.)	(a)	6.625%	05/15/2032	325,000	334,099
ION Platform Finance U.S., Inc. / ION Platform Finance SARL (Software)	(a)	5.750%	05/15/2028	1,000,000	942,976
Kioxia Holdings Corp. (Semiconductors & Equip.)	(a)	6.625%	07/24/2033	250,000	259,969
NCR Voyix Corp. (Software)	(a)	5.000%	10/01/2028	135,000	134,038
Open Text Corp. (Software)	(a)	6.900%	12/01/2027	175,000	182,055
Open Text Corp. (Software)	(a)	3.875%	12/01/2029	350,000	332,161
Rocket Software, Inc. (Software)	(a)	9.000%	11/28/2028	225,000	232,010
Rocket Software, Inc. (Software)	(a)	6.500%	02/15/2029	650,000	636,986
Seagate Data Storage Technology Pte. Ltd. (Tech. Hardware, Storage & Periph.)	(a)	8.250%	12/15/2029	150,000	159,066
Synaptics, Inc. (Semiconductors & Equip.)	(a)	4.000%	06/15/2029	250,000	242,018
Viavi Solutions, Inc. (Communications Equip.)	(a)	3.750%	10/01/2029	275,000	263,209
WULF Compute LLC (Software)	(a)	7.750%	10/15/2030	150,000	154,537
Zebra Technologies Corp. (Electronic Equip., Instr. & Comp.)	(a)	6.500%	06/01/2032	130,000	134,384
					10,903,985
Materials–8.9%
Ball Corp. (Containers & Packaging)		6.000%	06/15/2029	125,000	128,486
Ball Corp. (Containers & Packaging)		2.875%	08/15/2030	165,000	152,560
Celanese U.S. Holdings LLC (Chemicals)		7.375%	02/15/2034	1,000,000	1,015,970
Chemours Co. / The (Chemicals)	(a)	8.000%	01/15/2033	1,000,000	968,113
Clearwater Paper Corp. (Paper & Forest Products)	(a)	4.750%	08/15/2028	200,000	187,000
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	4.875%	03/01/2031	305,000	292,649
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	7.500%	09/15/2031	105,000	110,758
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	7.000%	03/15/2032	200,000	205,000
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	7.375%	05/01/2033	150,000	156,005

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP High Income Bond Portfolio (Continued)
Schedule of Investments
December 31, 2025
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Materials (continued)
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	7.625%	01/15/2034	$125,000	$130,628
Clydesdale Acquisition Holdings, Inc. (Containers & Packaging)	(a)	8.750%	04/15/2030	225,000	228,753
FMC Corp. (Chemicals)		5.650%	05/18/2033	1,000,000	876,547
Graphic Packaging International LLC (Containers & Packaging)	(a)	4.750%	07/15/2027	150,000	149,620
Graphic Packaging International LLC (Containers & Packaging)	(a)	3.500%	03/15/2028	110,000	106,521
Huntsman International LLC (Chemicals)		2.950%	06/15/2031	1,000,000	842,649
James Hardie International Finance DAC (Construction Materials)	(a)	5.000%	01/15/2028	1,000,000	1,000,226
Magnera Corp. (Paper & Forest Products)	(a)	4.750%	11/15/2029	1,000,000	924,581
Mauser Packaging Solutions Holding Co. (Containers & Packaging)	(a)	7.875%	04/15/2030	150,000	148,816
Maxam Prill SARL (Chemicals)	(a)	7.750%	07/15/2030	425,000	439,789
Olin Corp. (Chemicals)	(a)	6.625%	04/01/2033	1,000,000	992,469
Sealed Air Corp. (Containers & Packaging)	(a)	4.000%	12/01/2027	200,000	198,963
Sealed Air Corp. (Containers & Packaging)	(a)	6.500%	07/15/2032	275,000	285,279
Standard Industries, Inc. (Construction Materials)	(a)	4.750%	01/15/2028	105,000	104,717
SunCoke Energy, Inc. (Metals & Mining)	(a)	4.875%	06/30/2029	1,000,000	928,520
					10,574,619
Real Estate–2.1%
Brandywine Operating Partnership LP (Office REITs)		4.550%	10/01/2029	1,000,000	954,415
Hudson Pacific Properties LP (Office REITs)		3.950%	11/01/2027	1,000,000	958,764
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(a)	7.375%	02/15/2031	200,000	211,692
RHP Hotel Properties LP / RHP Finance Corp. (Hotel & Resort REITs)	(a)	7.250%	07/15/2028	325,000	335,145
					2,460,016
Utilities–3.8%
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	4.500%	02/15/2028	325,000	325,215
DPL LLC (Electric Utilities)		4.350%	04/15/2029	1,000,000	986,117
Ferrellgas LP / Ferrellgas Finance Corp. (Gas Utilities)	(a)	5.875%	04/01/2029	1,000,000	960,904
NRG Energy, Inc. (Electric Utilities)	(a)	5.750%	07/15/2029	200,000	199,021
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		5.875%	03/01/2027	200,000	200,170
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	5.000%	07/31/2027	200,000	200,460
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	7.750%	10/15/2031	350,000	370,712
VoltaGrid LLC (Electric Utilities)	(a)	7.375%	11/01/2030	250,000	247,686
XPLR Infrastructure Operating Partners LP (Ind. Power & Renewable Elec.)	(a)	7.750%	04/15/2034	1,000,000	1,016,293
					4,506,578
Total Corporate Bonds (Cost $110,120,192)					$110,479,474

Exchange Traded Funds–3.9%	Shares	Value
State Street SPDR Portfolio High Yield Bond ETF	199,400	$4,719,798
Total Exchange Traded Funds (Cost $4,707,635)		$4,719,798

U.S. Treasury Obligations–0.2%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bill	(c)	3.401%	01/06/2026	$250,000	$249,873
Total U.S. Treasury Obligations (Cost $249,873)					$249,873

Common Stocks–0.0%		Shares	Value
Communication Services–0.0%
Audacy, Inc. (Media)	(d)(e)	527	$12,121
Total Common Stocks (Cost $357,285)			$12,121

Warrants–0.0%		Expiration	Strike Price	Quantity	Value
Communication Services–0.0%
Audacy, Inc. Second Lien Warrants (Media)	(d)(e)	09/30/2028	$77.10	106	$—
Audacy, Inc. Second Lien Warrants (with Black-Scholes protections) (Media)	(d)(e)	09/30/2028	77.10	638	—
Total Warrants (Cost $214)					$—
Total Investments – 96.9% (Cost $115,435,199)	(f)				$115,461,266
Other Assets in Excess of Liabilities – 3.1%					3,634,731
Net Assets – 100.0%					$119,095,997

Percentages are stated as a percent of net assets.

Abbreviations:
ETF:	Exchange Traded Fund
PIK:	Payment-in-Kind
REITs:	Real Estate Investment Trusts

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP High Income Bond Portfolio (Continued)
Schedule of Investments
December 31, 2025
Footnotes:
(a)
Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At December 31, 2025, the value of these securities totaled $91,155,268, or 76.5% of the Portfolio’s net assets.

(b)	Issuer of the security has the option to make coupon payments in cash or in additional par value of this bond (Payment-in-Kind).
(c)	Zero coupon bond. Rate disclosed is the current yield as of December 31, 2025
(d)	Level 3 security in accordance with the fair value hierarchy, value determined using significant unobservable inputs.
(e)	Non-income producing security.
(f)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Nasdaq-100® Index Portfolio
Schedule of Investments
December 31, 2025

Common Stocks–99.0%		Shares	Value
Communication Services–15.9%
Alphabet, Inc. Class A (Interactive Media & Svs.)		30,117	$9,426,621
Alphabet, Inc. Class C (Interactive Media & Svs.)		27,990	8,783,262
Charter Communications, Inc. Class A (Media)	(a)	1,858	387,858
Comcast Corp. Class A (Media)		51,931	1,552,218
Electronic Arts, Inc. (Entertainment)		3,565	728,436
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		15,202	10,034,688
Netflix, Inc. (Entertainment)	(a)	60,557	5,677,824
Take-Two Interactive Software, Inc. (Entertainment)	(a)	2,633	674,127
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)		15,987	3,246,001
Warner Bros. Discovery, Inc. (Entertainment)	(a)	35,399	1,020,199
			41,531,234
Consumer Discretionary–13.3%
Airbnb, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	6,068	823,549
Amazon.com, Inc. (Broadline Retail)	(a)	55,337	12,772,886
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		461	2,468,807
DoorDash, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	5,807	1,315,169
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		3,835	1,189,771
MercadoLibre, Inc. (Broadline Retail)	(a)	724	1,458,324
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	12,064	1,100,358
PDD Holdings, Inc. – ADR (Broadline Retail)	(a)	9,544	1,082,194
Ross Stores, Inc. (Specialty Retail)		4,641	836,030
Starbucks Corp. (Hotels, Restaurants & Leisure)		16,246	1,368,076
Tesla, Inc. (Automobiles)	(a)	22,899	10,298,138
			34,713,302
Consumer Staples–4.5%
Coca-Cola Europacific Partners PLC (Beverages)		6,578	596,625
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		6,334	5,462,061
Keurig Dr Pepper, Inc. (Beverages)		19,503	546,279
Kraft Heinz Co. / The (Food Products)		16,992	412,056
Mondelez International, Inc. Class A (Food Products)		18,431	992,141
Monster Beverage Corp. (Beverages)	(a)	13,956	1,070,006
PepsiCo, Inc. (Beverages)		19,530	2,802,946
			11,882,114
Energy–0.5%
Baker Hughes Co. (Energy Equip. & Svs.)		14,166	645,120
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		4,079	613,196
			1,258,316
Financials–0.3%
PayPal Holdings, Inc. (Financial Services)		13,349	779,315
Health Care–5.4%
Alnylam Pharmaceuticals, Inc. (Biotechnology)	(a)	1,883	748,775
Amgen, Inc. (Biotechnology)		7,695	2,518,650
AstraZeneca PLC – ADR (Pharmaceuticals)		8,326	765,409
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	5,599	371,606
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)		6,539	536,329
Gilead Sciences, Inc. (Biotechnology)		17,730	2,176,180
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	1,139	770,568
Insmed, Inc. (Biotechnology)	(a)	3,062	532,911
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	5,065	$2,868,613
Regeneron Pharmaceuticals, Inc. (Biotechnology)		1,476	1,139,280
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	3,625	1,643,430
			14,071,751
Industrials–4.2%
Automatic Data Processing, Inc. (Professional Svs.)		5,782	1,487,304
Axon Enterprise, Inc. (Aerospace & Defense)	(a)	1,124	638,353
Cintas Corp. (Commercial Svs. & Supplies)		5,742	1,079,898
Copart, Inc. (Commercial Svs. & Supplies)	(a)	13,896	544,028
CSX Corp. (Ground Transportation)		26,576	963,380
Fastenal Co. (Trading Companies & Distributors)		16,361	656,567
Ferrovial SE (Construction & Engineering)		10,533	680,537
Honeywell International, Inc. (Industrial Conglomerates)		9,072	1,769,856
Old Dominion Freight Line, Inc. (Ground Transportation)		3,002	470,714
PACCAR, Inc. (Machinery)		7,495	820,777
Paychex, Inc. (Professional Svs.)		5,122	574,586
Thomson Reuters Corp. (Professional Svs.)		6,348	837,238
Verisk Analytics, Inc. (Professional Svs.)		2,001	447,604
			10,970,842
Information Technology–52.3%
Adobe, Inc. (Software)	(a)	5,984	2,094,340
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	23,266	4,982,647
Analog Devices, Inc. (Semiconductors & Equip.)		6,996	1,897,315
Apple, Inc. (Tech. Hardware, Storage & Periph.)		76,490	20,794,571
Applied Materials, Inc. (Semiconductors & Equip.)		11,385	2,925,831
AppLovin Corp. Class A (Software)	(a)	4,396	2,962,113
ARM Holdings PLC – ADR (Semiconductors & Equip.)	(a)	1,986	217,090
ASML Holding N.V. (Semiconductors & Equip.)		1,254	1,341,604
Atlassian Corp. Class A (Software)	(a)	2,412	391,082
Autodesk, Inc. (Software)	(a)	3,026	895,726
Broadcom, Inc. (Semiconductors & Equip.)		24,445	8,460,414
Cadence Design Systems, Inc. (Software)	(a)	3,891	1,216,249
Cisco Systems, Inc. (Communications Equip.)		56,468	4,349,730
Cognizant Technology Solutions Corp. Class A (IT Svs.)		6,929	575,107
Crowdstrike Holdings, Inc. Class A (Software)	(a)	3,587	1,681,442
Datadog, Inc. Class A (Software)	(a)	4,636	630,450
Fortinet, Inc. (Software)	(a)	10,614	842,858
Intel Corp. (Semiconductors & Equip.)	(a)	68,167	2,515,362
Intuit, Inc. (Software)		3,978	2,635,107
KLA Corp. (Semiconductors & Equip.)		1,878	2,281,920
Lam Research Corp. (Semiconductors & Equip.)		17,950	3,072,681
Marvell Technology, Inc. (Semiconductors & Equip.)		12,318	1,046,784
Microchip Technology, Inc. (Semiconductors & Equip.)		7,758	494,340
Micron Technology, Inc. (Semiconductors & Equip.)		16,082	4,589,964
Microsoft Corp. (Software)		38,475	18,607,279
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		683	619,044
NVIDIA Corp. (Semiconductors & Equip.)		125,788	23,459,462
NXP Semiconductors N.V. (Semiconductors & Equip.)		3,590	779,245

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Nasdaq-100® Index Portfolio (Continued)
Schedule of Investments
December 31, 2025
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Palantir Technologies, Inc. Class A (Software)	(a)	32,646	$5,802,826
Palo Alto Networks, Inc. (Software)	(a)	9,963	1,835,185
QUALCOMM, Inc. (Semiconductors & Equip.)		15,303	2,617,578
Roper Technologies, Inc. (Software)		1,534	682,829
Seagate Technology Holdings PLC (Tech. Hardware, Storage & Periph.)		3,048	839,389
Shopify, Inc. Class A (IT Svs.)	(a)	17,471	2,812,307
Strategy, Inc. (Software)	(a)	3,811	579,081
Synopsys, Inc. (Software)	(a)	2,655	1,247,107
Texas Instruments, Inc. (Semiconductors & Equip.)		12,983	2,252,421
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		4,880	840,678
Workday, Inc. Class A (Software)	(a)	3,035	651,857
Zscaler, Inc. (Software)	(a)	2,289	514,842
			137,035,857
Materials–1.1%
Linde PLC (Chemicals)		6,673	2,845,300
Real Estate–0.1%
CoStar Group, Inc. (Real Estate Mgmt. & Development)	(a)	6,084	409,088
Common Stocks (Continued)	Shares	Value
Utilities–1.4%
American Electric Power Co., Inc. (Electric Utilities)	7,624	$879,123
Constellation Energy Corp. (Electric Utilities)	4,464	1,576,997
Exelon Corp. (Electric Utilities)	14,388	627,173
Xcel Energy, Inc. (Electric Utilities)	8,425	622,271
		3,705,564
Total Common Stocks (Cost $146,477,338)		$259,202,683

U.S. Treasury Obligations–0.1%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bill	(b)(c)	3.588%	02/12/2026	$102,000	$101,583
Total U.S. Treasury Obligations (Cost $101,550)					$101,583
Total Investments – 99.1% (Cost $146,578,888)				(d)	$259,304,266
Other Assets in Excess of Liabilities – 0.9%				(b)	2,471,780
Net Assets – 100.0%					$261,776,046

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts

Footnotes:
(a)	Non-income producing security.
(b)
Security is fully pledged, in addition to $67,261 of the Portfolio’s cash holdings, as collateral for the futures contracts outstanding at December 31, 2025. See also the following Schedule of Open Futures Contracts.

(c)	Zero coupon bond. Rate disclosed is the current yield as of December 31, 2025
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
December 31, 2025
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini Nasdaq-100 Index - Long	5	March 20, 2026	$2,568,007	$2,545,675	$(22,332)	$(21,850)
Total Futures Contracts			$2,568,007	$2,545,675	$(22,332)	$(21,850)
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Core Portfolio
Schedule of Investments
December 31, 2025

Common Stocks–99.0%		Shares	Value
Communication Services–10.9%
Alphabet, Inc. Class A (Interactive Media & Svs.)		34,201	$10,704,913
Alphabet, Inc. Class C (Interactive Media & Svs.)		26,273	8,244,467
AT&T, Inc. (Diversified Telecom. Svs.)		42,519	1,056,172
Comcast Corp. Class A (Media)		71,102	2,125,239
Fox Corp. Class B (Media)		793	51,489
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		14,012	9,249,181
Netflix, Inc. (Entertainment)	(a)	29,660	2,780,922
Take-Two Interactive Software, Inc. (Entertainment)	(a)	3,058	782,940
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)		4,399	893,173
			35,888,496
Consumer Discretionary–10.2%
Amazon.com, Inc. (Broadline Retail)	(a)	66,864	15,433,548
AutoZone, Inc. (Specialty Retail)	(a)	136	461,244
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		309	1,654,797
BorgWarner, Inc. (Automobile Components)		35,604	1,604,316
Garmin Ltd. (Household Durables)		1,833	371,824
Home Depot, Inc. / The (Specialty Retail)		4,245	1,460,705
McDonald's Corp. (Hotels, Restaurants & Leisure)		2,858	873,491
MercadoLibre, Inc. (Broadline Retail)	(a)	444	894,331
Tesla, Inc. (Automobiles)	(a)	14,488	6,515,543
TJX Cos., Inc. / The (Specialty Retail)		20,937	3,216,133
Toll Brothers, Inc. (Household Durables)		6,256	845,936
			33,331,868
Consumer Staples–4.4%
Altria Group, Inc. (Tobacco)		16,956	977,683
Coca-Cola Co. / The (Beverages)		7,605	531,666
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		3,777	3,257,058
Philip Morris International, Inc. (Tobacco)		8,910	1,429,164
Procter & Gamble Co. / The (Household Products)		15,591	2,234,346
Walmart, Inc. (Consumer Staples Distribution & Retail)		55,462	6,179,021
			14,608,938
Energy–2.5%
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)		4,248	825,769
Chevron Corp. (Oil, Gas & Consumable Fuels)		6,710	1,022,671
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		81,456	2,983,733
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		8,502	892,795
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		35,694	981,228
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)		10,969	429,875
Schlumberger N.V. (Energy Equip. & Svs.)		28,993	1,112,752
			8,248,823
Financials–13.7%
American Express Co. (Consumer Finance)		3,590	1,328,120
Bank of America Corp. (Banks)		86,605	4,763,275
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	6,859	3,447,676
Block, Inc. (Financial Services)	(a)	11,963	778,672
Capital One Financial Corp. (Consumer Finance)		4,996	1,210,831
Charles Schwab Corp. / The (Capital Markets)		46,122	4,608,049
Citigroup, Inc. (Banks)		11,981	1,398,063
CME Group, Inc. (Capital Markets)		4,037	1,102,424
Huntington Bancshares, Inc. (Banks)		37,176	645,004
Common Stocks (Continued)		Shares	Value
Financials (continued)
Intercontinental Exchange, Inc. (Capital Markets)		8,339	$1,350,584
JPMorgan Chase & Co. (Banks)		15,381	4,956,066
Marsh & McLennan Cos., Inc. (Insurance)		6,350	1,178,052
Mastercard, Inc. Class A (Financial Services)		5,164	2,948,024
MetLife, Inc. (Insurance)		8,057	636,020
Moody's Corp. (Capital Markets)		1,811	925,149
Morgan Stanley (Capital Markets)		18,119	3,216,666
Progressive Corp. / The (Insurance)		6,658	1,516,160
S&P Global, Inc. (Capital Markets)		3,064	1,601,216
Travelers Cos., Inc. / The (Insurance)		10,403	3,017,494
Visa, Inc. (Financial Services)		11,861	4,159,771
			44,787,316
Health Care–9.3%
AbbVie, Inc. (Biotechnology)		11,124	2,541,723
Amgen, Inc. (Biotechnology)		3,343	1,094,197
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	17,243	1,644,120
Bristol-Myers Squibb Co. (Pharmaceuticals)		82,539	4,452,154
Cardinal Health, Inc. (Health Care Providers & Svs.)		9,210	1,892,655
Centene Corp. (Health Care Providers & Svs.)	(a)	12,990	534,539
Eli Lilly & Co. (Pharmaceuticals)		3,918	4,210,596
Gilead Sciences, Inc. (Biotechnology)		9,061	1,112,147
HCA Healthcare, Inc. (Health Care Providers & Svs.)		1,347	628,860
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	1,514	857,469
Johnson & Johnson (Pharmaceuticals)		6,268	1,297,163
McKesson Corp. (Health Care Providers & Svs.)		570	467,565
Medtronic PLC (Health Care Equip. & Supplies)		15,510	1,489,891
Natera, Inc. (Biotechnology)	(a)	4,238	970,883
Pfizer, Inc. (Pharmaceuticals)		51,024	1,270,498
Regeneron Pharmaceuticals, Inc. (Biotechnology)		1,585	1,223,414
Stryker Corp. (Health Care Equip. & Supplies)		4,183	1,470,199
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		7,468	2,465,261
Veeva Systems, Inc. Class A (Health Care Technology)	(a)	3,492	779,519
			30,402,853
Industrials–8.2%
3M Co. (Industrial Conglomerates)		10,005	1,601,800
AMETEK, Inc. (Electrical Equip.)		9,690	1,989,454
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)		1,950	500,701
Cintas Corp. (Commercial Svs. & Supplies)		12,616	2,372,691
Comfort Systems U.S.A., Inc. (Construction & Engineering)		1,720	1,605,259
Eaton Corp. PLC (Electrical Equip.)		3,260	1,038,343
Ferguson Enterprises, Inc. (Trading Companies & Distributors)		3,925	873,823
GE Vernova, Inc. (Electrical Equip.)		931	608,474
General Dynamics Corp. (Aerospace & Defense)		1,380	464,591
General Electric Co. (operating as “GE Aerospace”) (Aerospace & Defense)		5,398	1,662,746
HEICO Corp. Class A (Aerospace & Defense)		1,883	475,326
Honeywell International, Inc. (Industrial Conglomerates)		12,694	2,476,472
Lockheed Martin Corp. (Aerospace & Defense)		2,311	1,117,761
MasTec, Inc. (Construction & Engineering)	(a)	3,355	729,276
Parker-Hannifin Corp. (Machinery)		3,610	3,173,046
Rockwell Automation, Inc. (Electrical Equip.)		2,193	853,231

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Core Portfolio (Continued)
Schedule of Investments
December 31, 2025
Common Stocks (Continued)		Shares	Value
Industrials (continued)
RTX Corp. (Aerospace & Defense)		7,875	$1,444,275
Trane Technologies PLC (Building Products)		2,686	1,045,391
Uber Technologies, Inc. (Ground Transportation)	(a)	6,536	534,057
Union Pacific Corp. (Ground Transportation)		10,457	2,418,913
			26,985,630
Information Technology–34.9%
Adobe, Inc. (Software)	(a)	5,362	1,876,646
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	8,682	1,859,337
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		21,311	2,879,969
Apple, Inc. (Tech. Hardware, Storage & Periph.)		90,877	24,705,821
Arista Networks, Inc. (Communications Equip.)	(a)	13,508	1,769,953
Atlassian Corp. Class A (Software)	(a)	3,570	578,840
Broadcom, Inc. (Semiconductors & Equip.)		26,474	9,162,651
Dell Technologies, Inc. Class C (Tech. Hardware, Storage & Periph.)		3,007	378,521
Intel Corp. (Semiconductors & Equip.)	(a)	24,569	906,596
Intuit, Inc. (Software)		2,893	1,916,381
Lam Research Corp. (Semiconductors & Equip.)		18,566	3,178,128
Micron Technology, Inc. (Semiconductors & Equip.)		10,822	3,088,707
Microsoft Corp. (Software)		45,685	22,094,180
Motorola Solutions, Inc. (Communications Equip.)		4,133	1,584,262
NVIDIA Corp. (Semiconductors & Equip.)		147,355	27,481,708
Oracle Corp. (Software)		7,527	1,467,088
Palantir Technologies, Inc. Class A (Software)	(a)	13,431	2,387,360
QUALCOMM, Inc. (Semiconductors & Equip.)		9,105	1,557,410
Salesforce, Inc. (Software)		10,653	2,822,086
ServiceNow, Inc. (Software)	(a)	5,215	798,886
Synopsys, Inc. (Software)	(a)	1,045	490,857
Texas Instruments, Inc. (Semiconductors & Equip.)		4,309	747,568
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		3,328	573,315
			114,306,270
Common Stocks (Continued)		Shares	Value
Materials–1.7%
Corteva, Inc. (Chemicals)		31,227	$2,093,146
Freeport-McMoRan, Inc. (Metals & Mining)		21,328	1,083,249
Newmont Corp. (Metals & Mining)		9,663	964,851
Nucor Corp. (Metals & Mining)		5,137	837,896
Smurfit WestRock PLC (Containers & Packaging)		17,117	661,914
			5,641,056
Real Estate–1.2%
American Tower Corp. (Specialized REITs)		6,996	1,228,288
CubeSmart (Specialized REITs)		10,105	364,285
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)		28,479	504,933
Ventas, Inc. (Health Care REITs)		7,112	550,327
VICI Properties, Inc. (Specialized REITs)		46,345	1,303,221
			3,951,054
Utilities–2.0%
Consolidated Edison, Inc. (Multi-Utilities)		7,848	779,463
Edison International (Electric Utilities)		10,005	600,500
Entergy Corp. (Electric Utilities)		23,157	2,140,402
NRG Energy, Inc. (Electric Utilities)		3,055	486,478
PG&E Corp. (Electric Utilities)		53,097	853,269
WEC Energy Group, Inc. (Multi-Utilities)		15,306	1,614,171
			6,474,283
Total Common Stocks (Cost $225,728,224)			$324,626,587
Total Investments – 99.0% (Cost $225,728,224)	(b)		$324,626,587
Other Assets in Excess of Liabilities – 1.0%	(c)		3,160,104
Net Assets – 100.0%			$327,786,691

Percentages are stated as a percent of net assets.

Abbreviations:
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
(c)	Includes $291,471 of cash pledged as collateral for the futures contracts outstanding at December 31, 2025. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
December 31, 2025
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	13	March 20, 2026	$4,473,538	$4,480,125	$6,587	$(36,887)
Total Futures Contracts			$4,473,538	$4,480,125	$6,587	$(36,887)
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Small Cap Growth Portfolio
Schedule of Investments
December 31, 2025

Common Stocks–97.1%		Shares	Value
Communication Services–2.7%
Anterix, Inc. (Diversified Telecom. Svs.)	(a)	891	$19,451
Cargurus, Inc. (Interactive Media & Svs.)	(a)	2,255	86,479
Cinemark Holdings, Inc. (Entertainment)		5,189	120,592
Cogent Communications Holdings, Inc. (Diversified Telecom. Svs.)		3,645	78,586
Eventbrite, Inc. Class A (Entertainment)	(a)	9,898	44,046
EverQuote, Inc. Class A (Interactive Media & Svs.)	(a)	10,194	275,238
fuboTV, Inc. Class A (Interactive Media & Svs.)	(a)	37,326	94,062
Globalstar, Inc. (Diversified Telecom. Svs.)	(a)	5,013	305,994
Gogo, Inc. (Wireless Telecom. Svs.)	(a)	2,240	10,438
IDT Corp. Class B (Diversified Telecom. Svs.)		5,421	277,609
Lumen Technologies, Inc. (Diversified Telecom. Svs.)	(a)	81,412	632,571
Madison Square Garden Entertainment Corp. (Entertainment)	(a)	874	47,100
Magnite, Inc. (Media)	(a)	15,956	258,966
MediaAlpha, Inc. Class A (Interactive Media & Svs.)	(a)	5,437	70,409
New York Times Co. / The Class A (Media)		2,111	146,546
PubMatic, Inc. Class A (Media)	(a)	5,359	47,534
QuinStreet, Inc. (Interactive Media & Svs.)	(a)	25,284	363,331
Shutterstock, Inc. (Interactive Media & Svs.)		2,455	46,890
Spok Holdings, Inc. (Wireless Telecom. Svs.)		6,040	79,668
Thryv Holdings, Inc. (Media)	(a)	3,337	20,189
Yelp, Inc. (Interactive Media & Svs.)	(a)	10,390	315,752
ZipRecruiter, Inc. Class A (Interactive Media & Svs.)	(a)	31,714	123,685
			3,465,136
Consumer Discretionary–6.6%
Abercrombie & Fitch Co. Class A (Specialty Retail)	(a)	4,976	626,329
Accel Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	2,189	24,976
Adient PLC (Automobile Components)	(a)	2,378	45,586
Adtalem Global Education, Inc. (Diversified Consumer Svs.)	(a)	2,993	309,686
American Axle & Manufacturing Holdings, Inc. (Automobile Components)	(a)	2,928	18,768
American Public Education, Inc. (Diversified Consumer Svs.)	(a)	462	17,464
Boot Barn Holdings, Inc. (Specialty Retail)	(a)	3,354	591,880
BorgWarner, Inc. (Automobile Components)		18,518	834,421
Bright Horizons Family Solutions, Inc. (Diversified Consumer Svs.)	(a)	2,234	226,528
Buckle, Inc. / The (Specialty Retail)		756	40,386
Build-A-Bear Workshop, Inc. (Specialty Retail)		1,220	74,749
Camping World Holdings, Inc. Class A (Specialty Retail)		12,171	118,424
Cavco Industries, Inc. (Household Durables)	(a)	343	202,624
Century Communities, Inc. (Household Durables)		3,626	215,203
Champion Homes, Inc. (Household Durables)	(a)	5,939	501,845
Coursera, Inc. (Diversified Consumer Svs.)	(a)	33,478	246,398
Dana, Inc. (Automobile Components)		934	22,192
Duolingo, Inc. (Diversified Consumer Svs.)	(a)	718	126,009
Etsy, Inc. (Broadline Retail)	(a)	3,690	204,574
EVgo, Inc. (Specialty Retail)	(a)	17,586	51,175
Figs, Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	5,028	57,118
Five Below, Inc. (Specialty Retail)	(a)	561	105,670
Fox Factory Holding Corp. (Automobile Components)	(a)	4,196	71,794
Frontdoor, Inc. (Diversified Consumer Svs.)	(a)	7,343	423,618
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Garrett Motion, Inc. (Automobile Components)		6,179	$107,700
Genius Sports Ltd. (Hotels, Restaurants & Leisure)	(a)	15,802	174,138
GigaCloud Technology, Inc. Class A (Distributors)	(a)	1,768	69,447
Gold.com, Inc. (Distributors)		2,273	77,396
Green Brick Partners, Inc. (Household Durables)	(a)	1,578	98,877
Groupon, Inc. (Broadline Retail)	(a)	8,591	151,288
H&R Block, Inc. (Diversified Consumer Svs.)		446	19,437
Installed Building Products, Inc. (Household Durables)		1,193	309,452
Laureate Education, Inc. (Diversified Consumer Svs.)	(a)	7,632	256,969
Life Time Group Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	1,455	38,674
Lithia Motors, Inc. (Specialty Retail)		267	88,732
M/I (Household Durables)	(a)	453	57,961
Macy's, Inc. (Broadline Retail)		7,444	164,140
Newell Brands, Inc. (Household Durables)		19,123	71,138
Ollie's Bargain Outlet Holdings, Inc. (Broadline Retail)	(a)	298	32,664
Peloton Interactive, Inc. Class A (Leisure Products)	(a)	14,759	90,915
QuantumScape Corp. (Automobile Components)	(a)	9,514	99,136
RealReal, Inc. / The (Specialty Retail)	(a)	5,639	88,983
Revolve Group, Inc. (Specialty Retail)	(a)	8,309	250,849
RH (Specialty Retail)	(a)	176	31,530
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(a)	3,312	50,806
Sonic Automotive, Inc. Class A (Specialty Retail)		3,716	229,872
Sonos, Inc. (Household Durables)	(a)	3,823	67,132
Standard Motor Products, Inc. (Automobile Components)		1,159	42,709
Stitch Fix, Inc. Class A (Specialty Retail)	(a)	14,844	77,931
Stoneridge, Inc. (Automobile Components)	(a)	2,487	14,400
Target Hospitality Corp. (Hotels, Restaurants & Leisure)	(a)	1,603	12,840
Universal Technical Institute, Inc. (Diversified Consumer Svs.)	(a)	2,976	77,763
Urban Outfitters, Inc. (Specialty Retail)	(a)	3,985	299,911
Victoria's Secret & Co. (Specialty Retail)	(a)	3,142	170,202
Winmark Corp. (Specialty Retail)		158	63,981
Winnebago Industries, Inc. (Automobiles)		1,459	59,119
			8,603,509
Consumer Staples–2.1%
BJ's Wholesale Club Holdings, Inc. (Consumer Staples Distribution & Retail)	(a)	3,753	337,883
Cal-Maine Foods, Inc. (Food Products)		4,751	378,037
Central Garden & Pet Co. (Household Products)	(a)	1,090	35,043
Chefs' Warehouse, Inc. / The (Consumer Staples Distribution & Retail)	(a)	5,432	338,577
Maplebear, Inc. (Consumer Staples Distribution & Retail)	(a)	3,591	161,523
Marzetti Company / The (Food Products)		1,284	211,115
National Beverage Corp. (Beverages)	(a)	535	17,061
Natural Grocers by Vitamin Cottage, Inc. (Consumer Staples Distribution & Retail)		1,737	43,512
PriceSmart, Inc. (Consumer Staples Distribution & Retail)		2,119	259,938
Sprouts Farmers Market, Inc. (Consumer Staples Distribution & Retail)	(a)	6,245	497,539

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments
December 31, 2025
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
United Natural Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	4,576	$154,074
Vita Coco Co., Inc. / The (Beverages)	(a)	3,642	193,062
Vital Farms, Inc. (Food Products)	(a)	3,623	115,719
			2,743,083
Energy–1.8%
Archrock, Inc. (Energy Equip. & Svs.)		14,990	390,040
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)		4,720	49,985
Centrus Energy Corp. Class A (Oil, Gas & Consumable Fuels)	(a)	1,063	258,054
Clean Energy Fuels Corp. (Oil, Gas & Consumable Fuels)	(a)	10,637	22,338
Delek U.S. Holdings, Inc. (Oil, Gas & Consumable Fuels)		6,371	188,964
Energy Fuels, Inc. (Oil, Gas & Consumable Fuels)	(a)	5,030	73,136
Par Pacific Holdings, Inc. (Oil, Gas & Consumable Fuels)	(a)	3,091	108,618
Patterson-UTI Energy, Inc. (Energy Equip. & Svs.)		16,398	100,192
ProPetro Holding Corp. (Energy Equip. & Svs.)	(a)	2,406	22,881
REX American Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	3,834	123,915
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)		1,855	94,289
SM Energy Co. (Oil, Gas & Consumable Fuels)		13,441	251,346
Solaris Energy Infrastructure, Inc. (Energy Equip. & Svs.)		3,153	144,943
Uranium Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	39,766	464,467
			2,293,168
Financials–10.5%
Acadian Asset Management, Inc. (Capital Markets)		5,370	252,390
Ally Financial, Inc. (Consumer Finance)		2,363	107,020
Amalgamated Financial Corp. (Banks)		8,831	282,857
Baldwin Insurance Group, Inc. / The (Insurance)	(a)	1,724	41,428
Bank of Hawaii Corp. (Banks)		2,618	178,993
Bankwell Financial Group, Inc. (Banks)		1,369	62,728
Bar Harbor Bankshares (Banks)		885	27,479
BGC Group, Inc. Class A (Capital Markets)		31,791	283,894
Bowhead Specialty Holdings, Inc. (Insurance)	(a)	5,259	150,092
Byline Bancorp, Inc. (Banks)		4,644	135,373
ChoiceOne Financial Services, Inc. (Banks)		629	18,568
Community Trust Bancorp, Inc. (Banks)		321	18,136
Cullen / Frost Bankers, Inc. (Banks)		4,876	617,448
Customers Bancorp, Inc. (Banks)	(a)	1,313	96,007
Dave, Inc. (Consumer Finance)	(a)	1,090	241,337
Donegal Group, Inc. Class A (Insurance)		3,958	79,081
Encore Capital Group, Inc. (Consumer Finance)	(a)	1,802	97,939
Enova International, Inc. (Consumer Finance)	(a)	4,695	738,054
EVERTEC, Inc. (Financial Services)		5,790	168,431
FactSet Research Systems, Inc. (Capital Markets)		390	113,174
First Business Financial Services, Inc. (Banks)		3,594	195,154
First Financial Corp. (Banks)		1,402	84,709
First Mid Bancshares, Inc. (Banks)		2,035	79,365
FirstCash Holdings, Inc. (Consumer Finance)		1,998	318,441
GCM Grosvenor, Inc. Class A (Capital Markets)		20,448	231,471
Goosehead Insurance, Inc. Class A (Insurance)		560	41,244
Green Dot Corp. Class A (Consumer Finance)	(a)	1,326	16,986
HCI Group, Inc. (Insurance)		598	114,631
Heritage Insurance Holdings, Inc. (Insurance)	(a)	3,588	104,985
Common Stocks (Continued)		Shares	Value
Financials (continued)
Horizon Bancorp, Inc. (Banks)		2,954	$50,100
Independent Bank Corp. (Banks)		1,264	41,118
Kearny Financial Corp. (Banks)		7,409	54,901
Lemonade, Inc. (Insurance)	(a)	5,927	421,884
LendingTree, Inc. (Consumer Finance)	(a)	2,123	112,710
Live Oak Bancshares, Inc. (Banks)		6,687	229,698
Mercury General Corp. (Insurance)		1,034	97,258
Midland States Bancorp, Inc. (Banks)		1,142	24,176
Moelis & Co. Class A (Capital Markets)		4,643	319,160
MVB Financial Corp. (Banks)		2,032	52,487
Navient Corp. (Consumer Finance)		2,790	36,270
NerdWallet, Inc. Class A (Consumer Finance)	(a)	3,025	40,989
Nicolet Bankshares, Inc. (Banks)		1,405	170,426
Northfield Bancorp, Inc. (Banks)		8,633	98,675
Old Second Bancorp, Inc. (Banks)		4,571	89,134
Orange County Bancorp, Inc. (Banks)		15,854	452,632
Oscar Health, Inc. Class A (Insurance)	(a)	24,670	354,508
Palomar Holdings, Inc. (Insurance)	(a)	5,733	772,579
Park National Corp. (Banks)		1,281	194,943
Pinnacle Financial Partners, Inc. (Banks)	(a)	6,906	658,901
PJT Partners, Inc. Class A (Capital Markets)		1,461	244,279
Plumas Bancorp (Banks)		338	15,105
PRA Group, Inc. (Consumer Finance)	(a)	6,130	108,440
Remitly Global, Inc. (Financial Services)	(a)	27,741	382,826
Root, Inc. Class A (Insurance)	(a)	1,524	110,078
SEI Investments Co. (Capital Markets)		4,633	379,999
Sezzle, Inc. (Financial Services)	(a)	864	54,842
Silvercrest Asset Management Group, Inc. Class A (Capital Markets)		45	684
Skyward Specialty Insurance Group, Inc. (Insurance)	(a)	5,421	277,067
SmartFinancial, Inc. (Banks)		2,217	82,007
Southern Missouri Bancorp, Inc. (Banks)		1,121	66,273
StepStone Group, Inc. Class A (Capital Markets)		2,101	134,821
Stewart Information Services Corp. (Insurance)		2,601	182,746
StoneCo Ltd. Class A (Financial Services)	(a)	19,865	293,803
StoneX Group, Inc. (Capital Markets)	(a)	3,958	376,525
Synovus Financial Corp. (Banks)		7,896	395,195
Tiptree, Inc. (Insurance)		7,309	133,535
Trupanion, Inc. (Insurance)	(a)	1,758	65,696
Unity Bancorp, Inc. (Banks)		1,054	54,513
Universal Insurance Holdings, Inc. (Insurance)		7,134	241,129
Upstart Holdings, Inc. (Consumer Finance)	(a)	9,071	396,675
Velocity Financial, Inc. (Financial Services)	(a)	4,514	93,711
Virtu Financial, Inc. Class A (Capital Markets)		10,839	361,155
			13,621,068
Health Care–26.3%
ACADIA Pharmaceuticals, Inc. (Biotechnology)	(a)	15,553	415,421
Accuray, Inc. (Health Care Equip. & Supplies)	(a)	39,036	32,189
Adaptive Biotechnologies Corp. (Life Sciences Tools & Svs.)	(a)	15,710	255,130
ADMA Biologics, Inc. (Biotechnology)	(a)	16,715	304,882
agilon health, Inc. (Health Care Providers & Svs.)	(a)	31,549	21,728
Alignment Healthcare, Inc. (Health Care Providers & Svs.)	(a)	16,822	332,235
Alkermes PLC (Biotechnology)	(a)	14,019	392,252
Alphatec Holdings, Inc. (Health Care Equip. & Supplies)	(a)	12,232	257,361
Amarin Corp. PLC – ADR (Biotechnology)	(a)	855	11,932
Amicus Therapeutics, Inc. (Biotechnology)	(a)	24,680	351,443
Amneal Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	20,615	259,749
Amylyx Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	13,876	167,622

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments
December 31, 2025
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Apogee Therapeutics, Inc. (Biotechnology)	(a)	2,412	$182,058
Arcellx, Inc. (Biotechnology)	(a)	1,576	102,755
Arcutis Biotherapeutics, Inc. (Biotechnology)	(a)	7,848	227,906
Ardelyx, Inc. (Biotechnology)	(a)	44,665	260,397
Arrowhead Pharmaceuticals, Inc. (Biotechnology)	(a)	11,577	768,597
Arvinas, Inc. (Pharmaceuticals)	(a)	15,594	184,945
Astria Therapeutics, Inc. (Biotechnology)	(a)	4,472	58,538
Atea Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	7,197	25,693
AtriCure, Inc. (Health Care Equip. & Supplies)	(a)	4,181	165,400
Aurinia Pharmaceuticals, Inc. (Biotechnology)	(a)	9,833	156,836
Avadel Pharmaceuticals PLC (Pharmaceuticals)	(a)	3,810	82,106
Aveanna Healthcare Holdings, Inc. (Health Care Providers & Svs.)	(a)	16,600	135,622
Avidity Biosciences, Inc. (Biotechnology)	(a)	7,971	574,948
Axogen, Inc. (Health Care Equip. & Supplies)	(a)	3,335	109,155
Axsome Therapeutics, Inc. (Pharmaceuticals)	(a)	3,787	691,658
Beam Therapeutics, Inc. (Biotechnology)	(a)	10,712	296,937
Beta Bionics, Inc. (Health Care Equip. & Supplies)	(a)	1,243	37,874
Beyondspring, Inc. (Biotechnology)	(a)	5,417	8,830
Billiontoone, Inc. Class A (Health Care Providers & Svs.)	(a)	6	491
BioCryst Pharmaceuticals, Inc. (Biotechnology)	(a)	2,559	19,960
Biohaven Ltd. (Biotechnology)	(a)	8,002	90,343
Bridgebio Pharma, Inc. (Biotechnology)	(a)	13,711	1,048,754
BrightSpring Health Services, Inc. (Health Care Providers & Svs.)	(a)	9,942	372,328
Capricor Therapeutics, Inc. (Biotechnology)	(a)	1,813	52,323
CareDx, Inc. (Biotechnology)	(a)	1,022	19,254
Castle Biosciences, Inc. (Health Care Providers & Svs.)	(a)	1,239	48,197
Catalyst Pharmaceuticals, Inc. (Biotechnology)	(a)	12,832	299,499
Celcuity, Inc. (Biotechnology)	(a)	2,864	285,655
Ceribell, Inc. (Health Care Equip. & Supplies)	(a)	8,040	176,317
Cerus Corp. (Health Care Equip. & Supplies)	(a)	201,030	414,122
CG oncology, Inc. (Biotechnology)	(a)	3,362	139,590
ClearPoint Neuro, Inc. (Health Care Equip. & Supplies)	(a)	4,918	67,278
Cogent Biosciences, Inc. (Biotechnology)	(a)	10,640	377,933
Concentra Group Holdings Parent, Inc. (Health Care Providers & Svs.)		7,631	150,178
Corcept Therapeutics, Inc. (Pharmaceuticals)	(a)	2,020	70,296
CorVel Corp. (Health Care Providers & Svs.)	(a)	3,701	250,447
Corvus Pharmaceuticals, Inc. (Biotechnology)	(a)	2,727	20,998
Crinetics Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	7,154	333,019
Disc Medicine, Inc. (Biotechnology)	(a)	675	53,602
Doximity, Inc. Class A (Health Care Technology)	(a)	3,542	156,840
Electromed, Inc. (Health Care Equip. & Supplies)	(a)	625	18,200
Encompass Health Corp. (Health Care Providers & Svs.)		4,542	482,088
Ensign Group, Inc. / The (Health Care Providers & Svs.)		3,691	642,972
Evolent Health, Inc. Class A (Health Care Technology)	(a)	11,185	44,740
GeneDx Holdings Corp. (Health Care Providers & Svs.)	(a)	1,762	229,166
Glaukos Corp. (Health Care Equip. & Supplies)	(a)	6,134	692,590
Guardant Health, Inc. (Health Care Providers & Svs.)	(a)	11,794	1,204,639
Guardian Pharmacy Services, Inc. Class A (Health Care Providers & Svs.)	(a)	3,988	119,999
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Haemonetics Corp. (Health Care Equip. & Supplies)	(a)	3,601	$288,620
Harmony Biosciences Holdings, Inc. (Pharmaceuticals)	(a)	6,284	235,147
Harrow, Inc. (Pharmaceuticals)	(a)	1,683	82,467
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	9,031	827,330
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	1,128	85,254
Hims & Hers Health, Inc. (Health Care Providers & Svs.)	(a)	21,561	700,086
Hinge Health, Inc. Class A (Health Care Providers & Svs.)	(a)	3,708	172,237
Immunome, Inc. (Biotechnology)	(a)	8,947	192,182
Immunovant, Inc. (Biotechnology)	(a)	4,811	122,296
Indivior PLC (Pharmaceuticals)	(a)	7,853	281,766
InfuSystem Holdings, Inc. (Health Care Providers & Svs.)	(a)	9,005	80,775
Inspire Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	768	70,833
Intellia Therapeutics, Inc. (Biotechnology)	(a)	4,998	44,932
Ionis Pharmaceuticals, Inc. (Biotechnology)	(a)	1,707	135,041
Iovance Biotherapeutics, Inc. (Biotechnology)	(a)	6,560	17,909
iRadimed Corp. (Health Care Equip. & Supplies)		3,707	360,617
iRhythm Technologies, Inc. (Health Care Equip. & Supplies)	(a)	3,667	650,673
Ironwood Pharmaceuticals, Inc. (Biotechnology)	(a)	10,492	35,358
Janux Therapeutics, Inc. (Biotechnology)	(a)	1,744	24,067
Krystal Biotech, Inc. (Biotechnology)	(a)	1,845	454,866
Kymera Therapeutics, Inc. (Biotechnology)	(a)	5,491	427,255
Lantheus Holdings, Inc. (Health Care Equip. & Supplies)	(a)	4,717	313,916
LENZ Therapeutics, Inc. (Pharmaceuticals)	(a)	2,377	38,032
LifeMD, Inc. (Health Care Technology)	(a)	5,171	17,633
LifeStance Health Group, Inc. (Health Care Providers & Svs.)	(a)	52,128	366,981
Liquidia Corp. (Pharmaceuticals)	(a)	4,607	158,895
Madrigal Pharmaceuticals, Inc. (Biotechnology)	(a)	1,808	1,052,871
MannKind Corp. (Biotechnology)	(a)	49,636	281,436
MiMedx Group, Inc. (Biotechnology)	(a)	9,116	61,715
Mineralys Therapeutics, Inc. (Biotechnology)	(a)	4,859	176,333
Mirum Pharmaceuticals, Inc. (Biotechnology)	(a)	5,336	421,491
Moderna, Inc. (Biotechnology)	(a)	4,131	121,823
Natera, Inc. (Biotechnology)	(a)	569	130,352
NeuroPace, Inc. (Health Care Equip. & Supplies)	(a)	3,878	59,876
Niagen Bioscience, Inc. (Life Sciences Tools & Svs.)	(a)	3,864	24,575
Nkarta, Inc. (Biotechnology)	(a)	9,366	17,327
Novocure Ltd. (Health Care Equip. & Supplies)	(a)	23,135	299,136
Nutex Health, Inc. (Health Care Providers & Svs.)	(a)	273	44,941
Nuvalent, Inc. Class A (Biotechnology)	(a)	3,968	399,141
Ocular Therapeutix, Inc. (Pharmaceuticals)	(a)	20,385	247,474
Omeros Corp. (Pharmaceuticals)	(a)	6,396	109,851
Omnicell, Inc. (Health Care Equip. & Supplies)	(a)	1,980	89,694
OptimizeRx Corp. (Health Care Technology)	(a)	1,713	21,001
Option Care Health, Inc. (Health Care Providers & Svs.)	(a)	12,994	413,989
Pediatrix Medical Group, Inc. (Health Care Providers & Svs.)	(a)	1,857	39,721
Pennant Group, Inc. / The (Health Care Providers & Svs.)	(a)	1,801	50,698
Phathom Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	916	15,196

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments
December 31, 2025
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Phibro Animal Health Corp. Class A (Pharmaceuticals)		2,381	$88,954
Phreesia, Inc. (Health Care Technology)	(a)	15,846	268,114
Privia Health Group, Inc. (Health Care Providers & Svs.)	(a)	23,389	554,553
Progyny, Inc. (Health Care Providers & Svs.)	(a)	11,730	301,226
Protagonist Therapeutics, Inc. (Biotechnology)	(a)	4,605	402,201
Prothena Corp. PLC (Biotechnology)	(a)	4,386	41,886
PTC Therapeutics, Inc. (Biotechnology)	(a)	5,555	421,958
RadNet, Inc. (Health Care Providers & Svs.)	(a)	5,048	360,175
Recursion Pharmaceuticals, Inc. Class A (Biotechnology)	(a)	64,636	264,361
Rhythm Pharmaceuticals, Inc. (Biotechnology)	(a)	4,817	515,612
Sarepta Therapeutics, Inc. (Biotechnology)	(a)	3,501	75,342
Scholar Rock Holding Corp. (Biotechnology)	(a)	6,445	283,902
Select Medical Holdings Corp. (Health Care Providers & Svs.)		3,457	51,336
Soleno Therapeutics, Inc. (Biotechnology)	(a)	4,740	219,462
Syndax Pharmaceuticals, Inc. (Biotechnology)	(a)	13,849	290,968
Tactile Systems Technology, Inc. (Health Care Equip. & Supplies)	(a)	531	15,399
Tarsus Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	5,826	477,033
TG Therapeutics, Inc. (Biotechnology)	(a)	16,636	495,919
Theravance Biopharma, Inc. (Pharmaceuticals)	(a)	8,903	166,575
TransMedics Group, Inc. (Health Care Equip. & Supplies)	(a)	3,353	407,892
Travere Therapeutics, Inc. (Biotechnology)	(a)	6,166	235,603
Treace Medical Concepts, Inc. (Health Care Equip. & Supplies)	(a)	9,331	22,861
Twist Bioscience Corp. (Biotechnology)	(a)	9,404	298,295
Ultragenyx Pharmaceutical, Inc. (Biotechnology)	(a)	7,163	164,749
Varex Imaging Corp. (Health Care Equip. & Supplies)	(a)	5,139	59,869
Vera Therapeutics, Inc. (Biotechnology)	(a)	5,070	256,745
Veracyte, Inc. (Biotechnology)	(a)	9,814	413,169
Vericel Corp. (Biotechnology)	(a)	6,724	242,131
Viemed Healthcare, Inc. (Health Care Providers & Svs.)	(a)	44,363	329,617
Viking Therapeutics, Inc. (Biotechnology)	(a)	3,926	138,117
Viridian Therapeutics, Inc. (Biotechnology)	(a)	8,407	261,626
WaVe Life Sciences Ltd. (Pharmaceuticals)	(a)	16,250	276,250
Xenon Pharmaceuticals, Inc. (Biotechnology)	(a)	8,960	401,587
Xeris Biopharma Holdings, Inc. (Pharmaceuticals)	(a)	14,289	112,169
Zymeworks, Inc. (Biotechnology)	(a)	9,397	247,423
			34,180,905
Industrials–20.9%
AeroVironment, Inc. (Aerospace & Defense)	(a)	2,928	708,254
American Superconductor Corp. (Electrical Equip.)	(a)	4,944	142,288
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)		356	91,410
Archer Aviation, Inc. Class A (Aerospace & Defense)	(a)	56,643	425,955
Argan, Inc. (Construction & Engineering)		1,434	449,301
Armstrong World Industries, Inc. (Building Products)		853	163,008
Astronics Corp. (Aerospace & Defense)	(a)	421	22,835
Atmus Filtration Technologies, Inc. (Machinery)		6,958	361,190
AZZ, Inc. (Building Products)		2,369	253,909
Beta Technologies, Inc. Class A (Aerospace & Defense)	(a)	5,556	156,735
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Bloom Energy Corp. Class A (Electrical Equip.)	(a)	20,243	$1,758,914
Blue Bird Corp. (Machinery)	(a)	3,561	167,367
Boise Cascade Co. (Trading Companies & Distributors)		2,977	219,107
Brink's Co. / The (Commercial Svs. & Supplies)		2,285	266,728
Brookfield Business Corp. Class A (Industrial Conglomerates)		11,668	418,648
CECO Environmental Corp. (Machinery)	(a)	1,929	115,451
Centuri Holdings, Inc. (Construction & Engineering)	(a)	11,801	297,975
Chart Industries, Inc. (Machinery)	(a)	3,457	712,937
Comfort Systems U.S.A., Inc. (Construction & Engineering)		903	842,761
Construction Partners, Inc. Class A (Construction & Engineering)	(a)	4,765	517,241
CoreCivic, Inc. (Commercial Svs. & Supplies)	(a)	4,007	76,574
Covenant Logistics Group, Inc. (Ground Transportation)		1,366	30,107
Crane Co. (Machinery)		391	72,112
DNOW, Inc. (Trading Companies & Distributors)	(a)	9,744	129,108
Donaldson Co., Inc. (Machinery)		537	47,610
Douglas Dynamics, Inc. (Machinery)		750	24,488
Ducommun, Inc. (Aerospace & Defense)	(a)	956	90,944
Dycom Industries, Inc. (Construction & Engineering)	(a)	3,072	1,038,029
Energy Recovery, Inc. (Machinery)	(a)	13,301	179,431
Enerpac Tool Group Corp. (Machinery)		1,142	43,670
EnerSys (Electrical Equip.)		3,561	522,577
Enovix Corp. (Electrical Equip.)	(a)	19,017	139,014
Eos Energy Enterprises, Inc. (Electrical Equip.)	(a)	25,502	292,253
ESCO Technologies, Inc. (Machinery)		2,781	543,380
EVI Industries, Inc. (Trading Companies & Distributors)		696	17,149
Exponent, Inc. (Professional Svs.)		3,414	237,136
Federal Signal Corp. (Machinery)		5,123	556,307
Flowserve Corp. (Machinery)		842	58,418
Fluence Energy, Inc. (Electrical Equip.)	(a)	5,656	111,876
Fluor Corp. (Construction & Engineering)	(a)	5,091	201,756
Franklin Electric Co., Inc. (Machinery)		3,254	310,855
Genpact Ltd. (Professional Svs.)		7,010	327,928
Global Industrial Co. (Trading Companies & Distributors)		2,908	84,972
Healthcare Services Group, Inc. (Commercial Svs. & Supplies)	(a)	855	16,348
Herc Holdings, Inc. (Trading Companies & Distributors)		1,853	274,948
Hertz Global Holdings, Inc. (Ground Transportation)	(a)	3,155	16,217
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		314	106,782
IBEX Holdings Ltd. (Professional Svs.)	(a)	6,280	239,770
IES Holdings, Inc. (Construction & Engineering)	(a)	814	316,662
Innodata, Inc. (Professional Svs.)	(a)	2,615	133,234
Interface, Inc. (Commercial Svs. & Supplies)		1,032	28,813
Joby Aviation, Inc. (Passenger Airlines)	(a)	39,715	524,238
Kadant, Inc. (Machinery)		598	170,442
Karat Packaging, Inc. (Trading Companies & Distributors)		5,979	134,946
Kforce, Inc. (Professional Svs.)		2,746	84,906
Kirby Corp. (Marine Transportation)	(a)	3,125	344,313
Korn Ferry (Professional Svs.)		262	17,297
Kratos Defense & Security Solutions, Inc. (Aerospace & Defense)	(a)	16,355	1,241,508
Legalzoom.com, Inc. (Professional Svs.)	(a)	26,099	259,163
Leonardo DRS, Inc. (Aerospace & Defense)		5,661	192,984
Lyft, Inc. Class A (Ground Transportation)	(a)	8,568	165,962

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments
December 31, 2025
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Matson, Inc. (Marine Transportation)		2,369	$292,690
Maximus, Inc. (Professional Svs.)		3,773	325,685
Modine Manufacturing Co. (Building Products)	(a)	3,433	458,340
Montrose Environmental Group, Inc. (Commercial Svs. & Supplies)	(a)	2,502	62,125
Moog, Inc. Class A (Aerospace & Defense)		2,812	684,863
Mueller Industries, Inc. (Machinery)		5,599	642,765
Mueller Water Products, Inc. Class A (Machinery)		11,582	275,883
MYR Group, Inc. (Construction & Engineering)	(a)	1,583	345,886
Nextpower, Inc. Class A (Electrical Equip.)	(a)	12,169	1,060,042
NPK International, Inc. (Trading Companies & Distributors)	(a)	8,241	98,233
NuScale Power Corp. (Electrical Equip.)	(a)	13,728	194,526
Planet Labs PBC (Professional Svs.)	(a)	22,082	435,457
Powell Industries, Inc. (Electrical Equip.)		467	148,870
Proto Labs, Inc. (Machinery)	(a)	437	22,108
Red Cat Holdings, Inc. (Aerospace & Defense)	(a)	5,006	39,698
Resources Connection, Inc. (Professional Svs.)		4,757	23,975
REV Group, Inc. (Machinery)		3,908	237,646
Robert Half, Inc. (Professional Svs.)		3,387	91,991
Ryder System, Inc. (Ground Transportation)		333	63,733
Shoals Technologies Group, Inc. Class A (Electrical Equip.)	(a)	6,306	53,601
SkyWest, Inc. (Passenger Airlines)	(a)	1,318	132,340
SPX Technologies, Inc. (Machinery)	(a)	3,997	799,640
Sterling Infrastructure, Inc. (Construction & Engineering)	(a)	2,410	738,014
Tecnoglass, Inc. (Building Products)		323	16,253
Tetra Tech, Inc. (Commercial Svs. & Supplies)		2,080	69,763
Transcat, Inc. (Trading Companies & Distributors)	(a)	389	22,068
TriNet Group, Inc. (Professional Svs.)		2,534	149,835
Tutor Perini Corp. (Construction & Engineering)		3,788	253,872
UFP Industries, Inc. (Building Products)		549	49,987
Upwork, Inc. (Professional Svs.)	(a)	14,092	279,303
Verra Mobility Corp. (Professional Svs.)	(a)	9,930	222,531
Vicor Corp. (Electrical Equip.)	(a)	1,515	166,044
VSE Corp. (Aerospace & Defense)		268	46,302
Watts Water Technologies, Inc. Class A (Machinery)		969	267,463
Willdan Group, Inc. (Professional Svs.)	(a)	2,165	224,424
Worthington Enterprises, Inc. (Machinery)		1,565	80,707
Xometry, Inc. Class A (Trading Companies & Distributors)	(a)	4,223	251,142
Zurn Elkay Water Solutions Corp. (Building Products)		8,656	402,417
			27,226,463
Information Technology–21.8%
A10 Networks, Inc. (Software)		5,570	98,533
ACI Worldwide, Inc. (Software)	(a)	13,127	627,602
ADTRAN Holdings, Inc. (Communications Equip.)	(a)	14,006	121,712
Advanced Energy Industries, Inc. (Electronic Equip., Instr. & Comp.)		4,135	865,745
Aeva Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,627	21,607
Agilysys, Inc. (Software)	(a)	1,599	190,025
Alarm.com Holdings, Inc. (Software)	(a)	750	38,265
Ambarella, Inc. (Semiconductors & Equip.)	(a)	3,223	228,317
Amplitude, Inc. Class A (Software)	(a)	30,716	355,691
Appian Corp. Class A (Software)	(a)	5,135	181,882
Applied Digital Corp. (IT Svs.)	(a)	13,318	326,557
Applied Optoelectronics, Inc. (Communications Equip.)	(a)	6,233	217,282
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Arlo Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	12,856	$179,855
Arteris, Inc. (Software)	(a)	5,050	78,275
Asana, Inc. Class A (Software)	(a)	13,078	179,299
Aurora Innovation, Inc. (Software)	(a)	26,644	102,313
Badger Meter, Inc. (Electronic Equip., Instr. & Comp.)		2,850	497,069
Bitdeer Technologies Group Class A (Software)	(a)	2,909	32,610
Blend Labs, Inc. Class A (Software)	(a)	11,594	35,246
Box, Inc. Class A (Software)	(a)	22,627	676,774
Braze, Inc. Class A (Software)	(a)	5,922	203,065
C3.ai, Inc. Class A (Software)	(a)	21,281	286,868
Calix, Inc. (Communications Equip.)	(a)	14,625	774,101
CEVA, Inc. (Semiconductors & Equip.)	(a)	1,439	30,967
Cirrus Logic, Inc. (Semiconductors & Equip.)	(a)	397	47,045
Clear Secure, Inc. Class A (Software)		3,619	126,955
Clearwater Analytics Holdings, Inc. Class A (Software)	(a)	22,753	548,802
Cognex Corp. (Electronic Equip., Instr. & Comp.)		6,923	249,090
CommScope Holding Co., Inc. (Communications Equip.)	(a)	13,812	250,412
Commvault Systems, Inc. (Software)	(a)	3,069	384,730
Core Scientific, Inc. (Software)	(a)	12,539	182,568
Credo Technology Group Holding Ltd. (Semiconductors & Equip.)	(a)	14,389	2,070,433
CTS Corp. (Electronic Equip., Instr. & Comp.)		2,064	88,484
Digital Turbine, Inc. (Software)	(a)	8,565	42,825
DigitalOcean Holdings, Inc. (IT Svs.)	(a)	4,552	219,042
Domo, Inc. Class B (Software)	(a)	8,495	71,613
D-Wave Quantum, Inc. (Software)	(a)	27,596	721,635
Elastic N.V. (Software)	(a)	2,150	162,196
Evolv Technologies Holdings, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4,845	34,690
Extreme Networks, Inc. (Communications Equip.)	(a)	13,085	217,865
Fabrinet (Electronic Equip., Instr. & Comp.)	(a)	3,654	1,663,593
Fastly, Inc. Class A (IT Svs.)	(a)	1,443	14,690
Five9, Inc. (Software)	(a)	6,223	124,771
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	483	29,183
FormFactor, Inc. (Semiconductors & Equip.)	(a)	2,899	161,706
Freshworks, Inc. Class A (Software)	(a)	28,761	352,322
Harmonic, Inc. (Communications Equip.)	(a)	19,556	193,409
Impinj, Inc. (Semiconductors & Equip.)	(a)	2,458	427,717
Insight Enterprises, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,426	116,176
Intapp, Inc. (Software)	(a)	3,905	178,927
InterDigital, Inc. (Software)		2,096	667,324
IonQ, Inc. (Tech. Hardware, Storage & Periph.)	(a)	30,093	1,350,273
JFrog Ltd. (Software)	(a)	1,571	98,125
Klaviyo, Inc. Class A (Software)	(a)	1,714	55,654
Kulicke & Soffa Industries, Inc. (Semiconductors & Equip.)		4,255	193,858
Manhattan Associates, Inc. (Software)	(a)	561	97,227
Methode Electronics, Inc. (Electronic Equip., Instr. & Comp.)		13,741	91,240
Mirion Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	18,479	432,778
NETGEAR, Inc. (Communications Equip.)	(a)	1,377	33,778
nLight, Inc. (Electronic Equip., Instr. & Comp.)	(a)	5,863	219,921
Novanta, Inc. (Electronic Equip., Instr. & Comp.)	(a)	2,664	316,989
Onestream, Inc. (Software)	(a)	1,356	24,923
Ooma, Inc. (Software)	(a)	1,953	22,909
OSI Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,648	420,339
Ouster, Inc. (Electronic Equip., Instr. & Comp.)	(a)	7,065	152,887

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments
December 31, 2025
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Pagaya Technologies Ltd. Class A (Software)	(a)	7,984	$166,866
PC Connection, Inc. (Electronic Equip., Instr. & Comp.)		1,398	80,748
Plexus Corp. (Electronic Equip., Instr. & Comp.)	(a)	3,889	571,683
Porch Group, Inc. (Software)	(a)	10,166	92,816
Power Integrations, Inc. (Semiconductors & Equip.)		5,412	192,342
Progress Software Corp. (Software)	(a)	3,430	147,353
Q2 Holdings, Inc. (Software)	(a)	6,501	469,112
Qorvo, Inc. (Semiconductors & Equip.)	(a)	582	49,185
Qualys, Inc. (Software)	(a)	4,323	574,527
Quantum Computing, Inc. (Tech. Hardware, Storage & Periph.)	(a)	14,660	150,412
Rambus, Inc. (Semiconductors & Equip.)	(a)	11,178	1,027,146
Red Violet, Inc. (Software)		1,612	91,803
Rigetti Computing, Inc. (Semiconductors & Equip.)	(a)	25,449	563,695
RingCentral, Inc. Class A (Software)	(a)	4,527	130,740
Rubrik, Inc. Class A (Software)	(a)	323	24,703
Sanmina Corp. (Electronic Equip., Instr. & Comp.)	(a)	2,772	415,994
ScanSource, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,157	45,192
Semtech Corp. (Semiconductors & Equip.)	(a)	6,419	473,016
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	4,452	581,876
SiTime Corp. (Semiconductors & Equip.)	(a)	1,927	680,597
SkyWater Technology, Inc. (Semiconductors & Equip.)	(a)	3,288	59,710
SoundHound AI, Inc. Class A (Software)	(a)	28,691	286,049
Sprout Social, Inc. Class A (Software)	(a)	12,036	135,646
Tenable Holdings, Inc. (Software)	(a)	14,495	341,067
Terawulf, Inc. (Software)	(a)	21,563	247,759
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	2,809	193,821
Varonis Systems, Inc. (Software)	(a)	4,872	159,802
Viavi Solutions, Inc. (Communications Equip.)	(a)	11,001	196,038
Workiva, Inc. (Software)	(a)	4,647	400,804
Xperi, Inc. (Software)	(a)	9,065	53,121
Zeta Global Holdings Corp. Class A (Software)	(a)	22,699	461,925
			28,274,312
Materials–2.8%
Alpha Metallurgical Resources, Inc. (Metals & Mining)	(a)	1,682	336,198
Caledonia Mining Corp. PLC (Metals & Mining)		630	16,487
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	13,477	178,975
Coeur Mining, Inc. (Metals & Mining)	(a)	27,456	489,540
Commercial Metals Co. (Metals & Mining)		2,162	149,654
Constellium SE (Metals & Mining)	(a)	20,514	386,689
Contango ORE, Inc. (Metals & Mining)	(a)	569	15,027
Idaho Strategic Resources, Inc. (Metals & Mining)	(a)	2,451	98,775
Ivanhoe Electric, Inc. (Metals & Mining)	(a)	3,117	49,810
Kaiser Aluminum Corp. (Metals & Mining)		3,701	425,097
Knife River Corp. (Construction Materials)	(a)	2,347	165,111
Common Stocks (Continued)		Shares	Value
Materials (continued)
Mativ Holdings, Inc. (Chemicals)		11,008	$133,747
MP Materials Corp. (Metals & Mining)	(a)	278	14,045
Novagold Resources, Inc. (Metals & Mining)	(a)	25,512	237,772
Olympic Steel, Inc. (Metals & Mining)		4,497	192,404
Perpetua Resources Corp. (Metals & Mining)	(a)	6,152	148,940
Ramaco Resources, Inc. Class A (Metals & Mining)	(a)	10,504	189,072
Royal Gold, Inc. (Metals & Mining)		1,010	224,513
SunCoke Energy, Inc. (Metals & Mining)		2,770	19,944
United States Lime & Minerals, Inc. (Construction Materials)		1,973	236,247
			3,708,047
Real Estate–1.5%
Agree Realty Corp. (Retail REITs)		4,445	320,173
American Healthcare REIT, Inc. (Health Care REITs)		1,795	84,473
Compass, Inc. Class A (Real Estate Mgmt. & Development)	(a)	44,921	474,815
EPR Properties (Specialized REITs)		2,076	103,592
Getty Realty Corp. (Retail REITs)		1,760	48,171
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)		19,668	348,713
Newmark Group, Inc. Class A (Real Estate Mgmt. & Development)		1,155	20,028
St. Joe Co. / The (Real Estate Mgmt. & Development)		424	25,173
Tanger, Inc. (Retail REITs)		13,700	457,169
Urban Edge Properties (Retail REITs)		5,194	99,673
			1,981,980
Utilities–0.1%
Avista Corp. (Multi-Utilities)		1,648	63,514
Brookfield Infrastructure Corp. Class A (Gas Utilities)		960	43,584
			107,098
Total Common Stocks (Cost $110,329,848)			$126,204,769

Rights–0.0%		Quantity	Value
Health Care–0.0%
Akero Therapeutics, Inc. CVR (Acquired December 10, 2025, Cost $3,880) (Biotechnology)	(a)(b)	5,970	$3,880
Blueprint Medicines Corp. CVR (Acquired July 21, 2025, Cost $2,777) (Biotechnology)	(a)(b)	6,037	2,777
Flexion Therapeutics, Inc. CVR (Acquired November 22, 2021, Cost $3,835) (Biotechnology)	(a)(b)	6,185	3,835
Prevail Therapeutics, Inc. CVR (Acquired January 21, 2021, Cost $1,116) (Biotechnology)	(a)(b)	2,231	1,116
Total Rights (Cost $11,608)			$11,608
Total Investments – 97.1% (Cost $110,341,456)	(c)		$126,216,377
Other Assets in Excess of Liabilities – 2.9%	(d)		3,716,033
Net Assets – 100.0%			$129,932,410

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
CVR:	Contingent Value Right
REITs:	Real Estate Investment Trusts

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments
December 31, 2025
Footnotes:
(a)	Non-income producing security.
(b)	Represents a security deemed to be restricted. At December 31, 2025, the value of restricted securities in the Portfolio totaled $11,608, or 0.0% of the Portfolio’s net assets.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
(d)	Includes $162,179 of cash pledged as collateral for the futures contracts outstanding at December 31, 2025. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
December 31, 2025
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini Russell 2000 Index - Long	17	March 20, 2026	$2,159,020	$2,123,300	$(35,720)	$(16,745)
Total Futures Contracts			$2,159,020	$2,123,300	$(35,720)	$(16,745)
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP S&P MidCap 400® Index Portfolio
Schedule of Investments
December 31, 2025

Common Stocks–98.6%		Shares	Value
Communication Services–2.0%
EchoStar Corp. Class A (Media)	(a)	21,778	$2,367,268
Frontier Communications Parent, Inc. (Diversified Telecom. Svs.)	(a)	40,503	1,541,949
New York Times Co. / The Class A (Media)		26,138	1,814,500
Nexstar Media Group, Inc. (Media)		4,612	936,467
Pinterest, Inc. Class A (Interactive Media & Svs.)	(a)	96,408	2,496,003
Warner Music Group Corp. Class A (Entertainment)		23,581	723,229
ZoomInfo Technologies, Inc. (Interactive Media & Svs.)	(a)	44,129	448,792
			10,328,208
Consumer Discretionary–11.4%
Abercrombie & Fitch Co. Class A (Specialty Retail)	(a)	7,616	958,626
Aramark (Hotels, Restaurants & Leisure)		42,529	1,567,619
Autoliv, Inc. (Automobile Components)		11,306	1,342,022
AutoNation, Inc. (Specialty Retail)	(a)	4,428	914,293
Bath & Body Works, Inc. (Specialty Retail)		33,317	669,005
BorgWarner, Inc. (Automobile Components)		34,607	1,559,391
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		9,352	797,165
Brunswick Corp. (Leisure Products)		10,520	781,005
Burlington Stores, Inc. (Specialty Retail)	(a)	10,075	2,910,164
Capri Holdings Ltd. (Textiles, Apparel & Luxury Goods)	(a)	19,190	468,236
Cava Group, Inc. (Hotels, Restaurants & Leisure)	(a)	16,139	947,198
Chewy, Inc. Class A (Specialty Retail)	(a)	36,413	1,203,450
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)		3,364	320,455
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)		10,719	1,219,608
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)		4,123	227,136
Crocs, Inc. (Textiles, Apparel & Luxury Goods)	(a)	8,392	717,684
Dick's Sporting Goods, Inc. (Specialty Retail)		10,697	2,117,685
Duolingo, Inc. (Diversified Consumer Svs.)	(a)	6,474	1,136,187
Five Below, Inc. (Specialty Retail)	(a)	8,923	1,680,736
Floor & Decor Holdings, Inc. Class A (Specialty Retail)	(a)	17,439	1,061,861
GameStop Corp. Class A (Specialty Retail)	(a)	66,673	1,338,794
Gap, Inc. / The (Specialty Retail)		36,627	937,651
Gentex Corp. (Automobile Components)		35,419	824,200
Goodyear Tire & Rubber Co. / The (Automobile Components)	(a)	46,579	408,032
Graham Holdings Co. Class B (Diversified Consumer Svs.)		548	602,033
Grand Canyon Education, Inc. (Diversified Consumer Svs.)	(a)	4,468	743,073
H&R Block, Inc. (Diversified Consumer Svs.)		20,458	891,560
Harley-Davidson, Inc. (Automobiles)		19,230	394,023
Hilton Grand Vacations, Inc. (Hotels, Restaurants & Leisure)	(a)	9,636	431,211
Hyatt Hotels Corp. Class A (Hotels, Restaurants & Leisure)		6,768	1,085,046
KB Home (Household Durables)		10,454	589,710
Lear Corp. (Automobile Components)		8,390	961,494
Lithia Motors, Inc. (Specialty Retail)		3,925	1,304,395
Macy's, Inc. (Broadline Retail)		43,453	958,139
Mattel, Inc. (Leisure Products)	(a)	50,316	998,269
Murphy U.S.A., Inc. (Specialty Retail)		2,759	1,113,312
Ollie's Bargain Outlet Holdings, Inc. (Broadline Retail)	(a)	9,922	1,087,550
Penske Automotive Group, Inc. (Specialty Retail)		2,972	470,438
Planet Fitness, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	13,426	1,456,318
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Polaris, Inc. (Leisure Products)		8,621	$545,278
PVH Corp. (Textiles, Apparel & Luxury Goods)		7,760	520,075
RH (Specialty Retail)	(a)	2,475	443,396
Service Corp. International (Diversified Consumer Svs.)		22,685	1,768,749
Somnigroup International, Inc. (Household Durables)		33,964	3,032,306
Taylor Morrison Home Corp. (Household Durables)	(a)	15,822	931,441
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		10,701	1,776,366
Thor Industries, Inc. (Automobiles)		8,512	873,927
Toll Brothers, Inc. (Household Durables)		15,602	2,109,702
TopBuild Corp. (Household Durables)	(a)	4,517	1,884,447
Travel + Leisure Co. (Hotels, Restaurants & Leisure)		10,400	733,512
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)		5,816	772,365
Valvoline, Inc. (Specialty Retail)	(a)	20,522	596,369
VF Corp. (Textiles, Apparel & Luxury Goods)		53,132	960,627
Visteon Corp. (Automobile Components)		4,389	417,394
Whirlpool Corp. (Household Durables)		9,069	654,238
Wingstop, Inc. (Hotels, Restaurants & Leisure)		4,495	1,072,013
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)		12,228	923,948
YETI Holdings, Inc. (Leisure Products)	(a)	12,554	554,510
			59,765,437
Consumer Staples–4.2%
Albertsons Cos., Inc. Class A (Consumer Staples Distribution & Retail)		63,981	1,098,554
BellRing Brands, Inc. (Personal Care Products)	(a)	20,323	543,234
BJ's Wholesale Club Holdings, Inc. (Consumer Staples Distribution & Retail)	(a)	21,315	1,918,990
Boston Beer Co., Inc. / The Class A (Beverages)	(a)	1,252	244,303
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)		6,015	3,324,551
Celsius Holdings, Inc. (Beverages)	(a)	25,856	1,182,654
Coca-Cola Consolidated, Inc. (Beverages)		9,151	1,402,848
Coty, Inc. Class A (Personal Care Products)	(a)	59,793	184,162
Darling Ingredients, Inc. (Food Products)	(a)	25,591	921,276
e.l.f. Beauty, Inc. (Personal Care Products)	(a)	9,644	733,330
Flowers Foods, Inc. (Food Products)		34,374	373,989
Ingredion, Inc. (Food Products)		10,273	1,132,701
Maplebear, Inc. (Consumer Staples Distribution & Retail)	(a)	29,732	1,337,345
Marzetti Company / The (Food Products)		3,281	539,462
Performance Food Group Co. (Consumer Staples Distribution & Retail)	(a)	25,370	2,281,270
Pilgrim's Pride Corp. (Food Products)		6,960	271,370
Post Holdings, Inc. (Food Products)	(a)	7,731	765,756
Sprouts Farmers Market, Inc. (Consumer Staples Distribution & Retail)	(a)	15,754	1,255,121
U.S. Foods Holding Corp. (Consumer Staples Distribution & Retail)	(a)	36,070	2,716,792
			22,227,708
Energy–3.9%
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)		53,924	959,308
Antero Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	47,407	1,633,645
Chord Energy Corp. (Oil, Gas & Consumable Fuels)		9,193	852,191
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)		12,496	338,517

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments
December 31, 2025
Common Stocks (Continued)		Shares	Value
Energy (continued)
CNX Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	21,811	$801,991
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)		16,447	1,968,377
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)		25,287	1,165,225
Matador Resources Co. (Oil, Gas & Consumable Fuels)		18,894	801,861
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		21,681	677,531
NOV, Inc. (Energy Equip. & Svs.)		59,013	922,373
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)		40,962	1,605,301
PBF Energy, Inc. Class A (Oil, Gas & Consumable Fuels)		13,388	363,083
Permian Resources Corp. Class A (Oil, Gas & Consumable Fuels)		112,293	1,575,471
Range Resources Corp. (Oil, Gas & Consumable Fuels)		38,328	1,351,445
TechnipFMC PLC (Energy Equip. & Svs.)		65,443	2,916,140
Valaris Ltd. (Energy Equip. & Svs.)	(a)	10,431	525,722
Viper Energy, Inc. Class A (Oil, Gas & Consumable Fuels)		27,240	1,052,281
Weatherford International PLC (Energy Equip. & Svs.)		11,607	908,364
			20,418,826
Financials–16.5%
Affiliated Managers Group, Inc. (Capital Markets)		4,552	1,312,251
Ally Financial, Inc. (Consumer Finance)		45,350	2,053,902
American Financial Group, Inc. (Insurance)		11,199	1,530,679
Annaly Capital Management, Inc. (Mortgage REIT)		110,480	2,470,333
Associated Banc-Corp (Banks)		26,420	680,579
Bank OZK (Banks)		17,128	788,231
Brighthouse Financial, Inc. (Insurance)	(a)	9,229	597,947
Cadence Bank (Banks)		30,136	1,291,026
Carlyle Group, Inc. / The (Capital Markets)		41,987	2,481,852
CNO Financial Group, Inc. (Insurance)		15,404	654,208
Columbia Banking System, Inc. (Banks)		48,391	1,352,528
Comerica, Inc. (Banks)		20,667	1,796,582
Commerce Bancshares, Inc. (Banks)		20,926	1,095,280
Corebridge Financial, Inc. (Financial Services)		43,256	1,305,034
Cullen / Frost Bankers, Inc. (Banks)		10,347	1,310,241
East West Bancorp, Inc. (Banks)		22,262	2,502,026
Equitable Holdings, Inc. (Financial Services)		46,365	2,209,292
Essent Group Ltd. (Financial Services)		15,642	1,016,886
Euronet Worldwide, Inc. (Financial Services)	(a)	6,299	479,417
Evercore, Inc. Class A (Capital Markets)		6,258	2,129,284
F&G Annuities & Life, Inc. (Insurance)		32	987
Federated Hermes, Inc. (Capital Markets)		11,936	621,508
Fidelity National Financial, Inc. (Insurance)		41,225	2,250,473
First American Financial Corp. (Insurance)		16,485	1,012,838
First Financial Bankshares, Inc. (Banks)		21,048	628,704
First Horizon Corp. (Banks)		79,661	1,903,898
FirstCash Holdings, Inc. (Consumer Finance)		6,283	1,001,385
Flagstar Bank N.A. (Banks)		48,332	608,500
FNB Corp. (Banks)		57,950	990,945
Glacier Bancorp, Inc. (Banks)		20,819	917,077
Hamilton Lane, Inc. Class A (Capital Markets)		6,616	888,595
Hancock Whitney Corp. (Banks)		13,533	861,781
Hanover Insurance Group, Inc. / The (Insurance)		5,757	1,052,207
Home BancShares, Inc. (Banks)		29,574	821,566
Houlihan Lokey, Inc. (Capital Markets)		8,820	1,536,356
International Bancshares Corp. (Banks)		8,729	579,955
Janus Henderson Group PLC (Capital Markets)		19,996	951,210
Jefferies Financial Group, Inc. (Capital Markets)		26,699	1,654,537
Kemper Corp. (Insurance)		9,530	386,346
Common Stocks (Continued)		Shares	Value
Financials (continued)
Kinsale Capital Group, Inc. (Insurance)		3,575	$1,398,254
MGIC Investment Corp. (Financial Services)		36,206	1,057,939
Morningstar, Inc. (Capital Markets)		3,860	838,817
Old National Bancorp (Banks)		56,274	1,255,473
Old Republic International Corp. (Insurance)		36,826	1,680,739
Pinnacle Financial Partners, Inc. (Banks)	(a)	12,447	1,187,568
Primerica, Inc. (Insurance)		5,164	1,334,171
Prosperity Bancshares, Inc. (Banks)		15,366	1,061,944
Reinsurance Group of America, Inc. (Insurance)		10,629	2,162,576
RenaissanceRe Holdings Ltd. (Insurance)		7,459	2,097,172
RLI Corp. (Insurance)		14,860	950,743
Ryan Specialty Holdings, Inc. (Insurance)		18,332	946,481
SEI Investments Co. (Capital Markets)		15,057	1,234,975
Selective Insurance Group, Inc. (Insurance)		9,774	817,791
Shift4 Payments, Inc. Class A (Financial Services)	(a)	10,922	687,758
SLM Corp. (Consumer Finance)		32,858	889,137
SOUTHSTATE BANK CORP (Banks)		16,262	1,530,417
Starwood Property Trust, Inc. (Mortgage REIT)		56,328	1,014,467
Stifel Financial Corp. (Capital Markets)		16,477	2,063,250
Synovus Financial Corp. (Banks)		22,463	1,124,273
Texas Capital Bancshares, Inc. (Banks)	(a)	7,376	667,823
UMB Financial Corp. (Banks)		11,555	1,329,287
United Bankshares, Inc. (Banks)		22,670	870,528
Unum Group (Insurance)		24,903	1,929,983
Valley National Bancorp (Banks)		77,584	906,181
Voya Financial, Inc. (Financial Services)		15,402	1,147,295
Webster Financial Corp. (Banks)		26,096	1,642,482
Western Alliance Bancorp (Banks)		16,703	1,404,221
WEX, Inc. (Financial Services)	(a)	5,548	826,541
Wintrust Financial Corp. (Banks)		10,839	1,515,509
Zions Bancorp N.A. (Banks)		23,889	1,398,462
			86,698,703
Health Care–8.7%
Avantor, Inc. (Life Sciences Tools & Svs.)	(a)	110,317	1,264,233
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	31,092	1,847,798
Bio-Rad Laboratories, Inc. Class A (Life Sciences Tools & Svs.)	(a)	2,943	891,700
Bruker Corp. (Life Sciences Tools & Svs.)		17,948	845,530
Chemed Corp. (Health Care Providers & Svs.)		2,292	980,655
Cytokinetics, Inc. (Biotechnology)	(a)	19,693	1,251,293
DENTSPLY SIRONA, Inc. (Health Care Equip. & Supplies)		32,482	371,269
Doximity, Inc. Class A (Health Care Technology)	(a)	22,230	984,344
Elanco Animal Health, Inc. (Pharmaceuticals)	(a)	80,399	1,819,429
Encompass Health Corp. (Health Care Providers & Svs.)		16,279	1,727,853
Ensign Group, Inc. / The (Health Care Providers & Svs.)		9,306	1,621,105
Envista Holdings Corp. (Health Care Equip. & Supplies)	(a)	26,535	576,075
Exelixis, Inc. (Biotechnology)	(a)	43,383	1,901,477
Globus Medical, Inc. Class A (Health Care Equip. & Supplies)	(a)	18,026	1,573,850
Haemonetics Corp. (Health Care Equip. & Supplies)	(a)	7,557	605,694
Halozyme Therapeutics, Inc. (Biotechnology)	(a)	19,032	1,280,854
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	13,939	1,276,952
Hims & Hers Health, Inc. (Health Care Providers & Svs.)	(a)	33,699	1,094,207
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	24,721	3,242,406
Jazz Pharmaceuticals PLC (Pharmaceuticals)	(a)	9,833	1,671,610
Lantheus Holdings, Inc. (Health Care Equip. & Supplies)	(a)	10,720	713,416
LivaNova PLC (Health Care Equip. & Supplies)	(a)	8,808	541,956

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments
December 31, 2025
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Masimo Corp. (Health Care Equip. & Supplies)	(a)	7,389	$961,013
Medpace Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	3,600	2,021,940
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	16,134	2,288,285
Option Care Health, Inc. (Health Care Providers & Svs.)	(a)	25,682	818,228
Penumbra, Inc. (Health Care Equip. & Supplies)	(a)	6,336	1,969,926
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	8,561	1,402,805
Roivant Sciences Ltd. (Biotechnology)	(a)	70,924	1,539,051
Sotera Health Co. (Life Sciences Tools & Svs.)	(a)	33,475	590,499
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	14,218	2,825,401
United Therapeutics Corp. (Biotechnology)	(a)	6,967	3,394,671
			45,895,525
Industrials–23.2%
AAON, Inc. (Building Products)		10,949	834,861
Acuity, Inc. (Electrical Equip.)		4,920	1,771,397
Advanced Drainage Systems, Inc. (Building Products)		11,576	1,676,552
AECOM (Construction & Engineering)		21,427	2,042,636
AeroVironment, Inc. (Aerospace & Defense)	(a)	5,147	1,245,008
AGCO Corp. (Machinery)		10,021	1,045,391
Alaska Air Group, Inc. (Passenger Airlines)	(a)	18,767	943,980
American Airlines Group, Inc. (Passenger Airlines)	(a)	106,795	1,637,167
API Group Corp. (Construction & Engineering)	(a)	59,886	2,291,238
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)		6,102	1,566,811
ATI, Inc. (Aerospace & Defense)	(a)	21,980	2,522,425
Avis Budget Group, Inc. (Ground Transportation)	(a)	2,750	352,880
Booz Allen Hamilton Holding Corp. (Professional Svs.)		19,623	1,655,396
Brink's Co. / The (Commercial Svs. & Supplies)		6,721	784,542
BWX Technologies, Inc. (Aerospace & Defense)		14,791	2,556,476
CACI International, Inc. Class A (Professional Svs.)	(a)	3,572	1,903,197
Carlisle Cos., Inc. (Building Products)		6,744	2,157,136
Carpenter Technology Corp. (Aerospace & Defense)		8,060	2,537,610
Chart Industries, Inc. (Machinery)	(a)	7,150	1,474,544
Clean Harbors, Inc. (Commercial Svs. & Supplies)	(a)	8,126	1,905,384
CNH Industrial N.V. (Machinery)		143,172	1,320,046
Concentrix Corp. (Professional Svs.)		7,195	299,168
Core & Main, Inc. Class A (Trading Companies & Distributors)	(a)	30,850	1,603,274
Crane Co. (Machinery)		7,922	1,461,054
Curtiss-Wright Corp. (Aerospace & Defense)		5,966	3,288,877
Donaldson Co., Inc. (Machinery)		18,742	1,661,666
Dycom Industries, Inc. (Construction & Engineering)	(a)	4,684	1,582,724
EnerSys (Electrical Equip.)		5,972	876,391
Esab Corp. (Machinery)		9,235	1,031,734
ExlService Holdings, Inc. (Professional Svs.)	(a)	25,680	1,089,859
Exponent, Inc. (Professional Svs.)		8,050	559,153
Flowserve Corp. (Machinery)		20,567	1,426,938
Fluor Corp. (Construction & Engineering)	(a)	26,075	1,033,352
Fortune Brands Innovations, Inc. (Building Products)		19,441	972,439
FTI Consulting, Inc. (Professional Svs.)	(a)	4,897	836,555
GATX Corp. (Trading Companies & Distributors)		5,776	979,610
Genpact Ltd. (Professional Svs.)		25,941	1,213,520
Graco, Inc. (Machinery)		26,823	2,198,681
GXO Logistics, Inc. (Air Freight & Logistics)	(a)	18,523	975,051
Hexcel Corp. (Aerospace & Defense)		12,880	951,832
Common Stocks (Continued)		Shares	Value
Industrials (continued)
ITT, Inc. (Machinery)		13,752	$2,386,110
KBR, Inc. (Professional Svs.)		20,544	825,869
Kirby Corp. (Marine Transportation)	(a)	8,771	966,389
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)		26,258	1,372,768
Kratos Defense & Security Solutions, Inc. (Aerospace & Defense)	(a)	27,314	2,073,406
Landstar System, Inc. (Ground Transportation)		5,556	798,397
Lincoln Electric Holdings, Inc. (Machinery)		8,902	2,133,275
MasTec, Inc. (Construction & Engineering)	(a)	9,922	2,156,745
Maximus, Inc. (Professional Svs.)		9,115	786,807
Middleby Corp. / The (Machinery)	(a)	7,498	1,114,728
MSA Safety, Inc. (Commercial Svs. & Supplies)		5,956	953,794
MSC Industrial Direct Co., Inc. Class A (Trading Companies & Distributors)		7,388	621,331
Mueller Industries, Inc. (Machinery)		17,960	2,061,808
Nextpower, Inc. Class A (Electrical Equip.)	(a)	24,005	2,091,076
nVent Electric PLC (Electrical Equip.)		26,102	2,661,621
Oshkosh Corp. (Machinery)		10,234	1,285,697
Owens Corning (Building Products)		13,297	1,488,067
Parsons Corp. (Professional Svs.)	(a)	8,587	530,677
Paylocity Holding Corp. (Professional Svs.)	(a)	7,127	1,086,868
RB Global, Inc. (Commercial Svs. & Supplies)		30,041	3,090,318
RBC Bearings, Inc. (Machinery)	(a)	5,093	2,283,854
Regal Rexnord Corp. (Electrical Equip.)		10,739	1,506,896
Ryder System, Inc. (Ground Transportation)		6,531	1,249,968
Saia, Inc. (Ground Transportation)	(a)	4,310	1,407,301
Science Applications International Corp. (Professional Svs.)		7,443	749,212
Sensata Technologies Holding PLC (Electrical Equip.)		23,561	784,346
Simpson Manufacturing Co., Inc. (Building Products)		6,709	1,083,302
SPX Technologies, Inc. (Machinery)	(a)	8,063	1,613,084
Sterling Infrastructure, Inc. (Construction & Engineering)	(a)	4,970	1,521,963
Terex Corp. (Machinery)		10,586	565,081
Tetra Tech, Inc. (Commercial Svs. & Supplies)		42,293	1,418,507
Timken Co. / The (Machinery)		10,259	863,090
Toro Co. / The (Machinery)		15,833	1,246,374
TransUnion (Professional Svs.)		31,416	2,693,922
Trex Co., Inc. (Building Products)	(a)	17,317	607,480
UFP Industries, Inc. (Building Products)		9,425	858,146
UL Solutions, Inc. Class A (Professional Svs.)		12,174	960,042
Valmont Industries, Inc. (Construction & Engineering)		3,188	1,282,596
Watsco, Inc. (Trading Companies & Distributors)		5,649	1,903,431
Watts Water Technologies, Inc. Class A (Machinery)		4,435	1,224,149
WESCO International, Inc. (Trading Companies & Distributors)		7,870	1,925,317
Woodward, Inc. (Aerospace & Defense)		9,701	2,932,806
XPO, Inc. (Ground Transportation)	(a)	18,990	2,580,931
			122,014,104
Information Technology–13.9%
Allegro MicroSystems, Inc. (Semiconductors & Equip.)	(a)	20,001	527,626
Amkor Technology, Inc. (Semiconductors & Equip.)		18,384	725,800
Appfolio, Inc. Class A (Software)	(a)	3,732	868,250
Arrow Electronics, Inc. (Electronic Equip., Instr. & Comp.)	(a)	8,334	918,240
ASGN, Inc. (IT Svs.)	(a)	6,950	334,782
Avnet, Inc. (Electronic Equip., Instr. & Comp.)		13,136	631,579
Belden, Inc. (Electronic Equip., Instr. & Comp.)		6,354	740,559
Bentley Systems, Inc. Class B (Software)		24,094	919,548
BILL Holdings, Inc. (Software)	(a)	14,418	786,358

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments
December 31, 2025
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Blackbaud, Inc. (Software)	(a)	5,970	$378,020
Ciena Corp. (Communications Equip.)	(a)	22,820	5,336,913
Cirrus Logic, Inc. (Semiconductors & Equip.)	(a)	8,260	978,810
Cognex Corp. (Electronic Equip., Instr. & Comp.)		27,116	975,634
Coherent Corp. (Electronic Equip., Instr. & Comp.)	(a)	25,424	4,692,508
Commvault Systems, Inc. (Software)	(a)	7,134	894,318
Crane NXT Co. (Electronic Equip., Instr. & Comp.)		8,038	378,349
Docusign, Inc. (Software)	(a)	32,533	2,225,257
Dolby Laboratories, Inc. Class A (Software)		9,882	634,622
Dropbox, Inc. Class A (Software)	(a)	28,212	784,294
Dynatrace, Inc. (Software)	(a)	48,774	2,113,865
Entegris, Inc. (Semiconductors & Equip.)		24,530	2,066,652
Fabrinet (Electronic Equip., Instr. & Comp.)	(a)	5,796	2,638,803
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	59,828	3,614,808
Guidewire Software, Inc. (Software)	(a)	13,754	2,764,692
IPG Photonics Corp. (Electronic Equip., Instr. & Comp.)	(a)	4,114	294,562
Kyndryl Holdings, Inc. (IT Svs.)	(a)	36,978	982,136
Lattice Semiconductor Corp. (Semiconductors & Equip.)	(a)	22,133	1,628,546
Littelfuse, Inc. (Electronic Equip., Instr. & Comp.)		4,029	1,019,015
Lumentum Holdings, Inc. (Communications Equip.)	(a)	11,470	4,227,727
MACOM Technology Solutions Holdings, Inc. (Semiconductors & Equip.)	(a)	10,362	1,774,803
Manhattan Associates, Inc. (Software)	(a)	9,748	1,689,426
MKS, Inc. (Semiconductors & Equip.)		10,870	1,737,026
Novanta, Inc. (Electronic Equip., Instr. & Comp.)	(a)	5,782	688,000
Nutanix, Inc. Class A (Software)	(a)	43,803	2,264,177
Okta, Inc. (IT Svs.)	(a)	27,252	2,356,480
Onto Innovation, Inc. (Semiconductors & Equip.)	(a)	7,931	1,251,988
Pegasystems, Inc. (Software)		14,827	885,468
Pure Storage, Inc. Class A (Tech. Hardware, Storage & Periph.)	(a)	50,511	3,384,742
Qualys, Inc. (Software)	(a)	5,801	770,953
Rambus, Inc. (Semiconductors & Equip.)	(a)	17,418	1,600,540
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	5,310	694,017
Synaptics, Inc. (Semiconductors & Equip.)	(a)	6,279	464,772
TD SYNNEX Corp. (Electronic Equip., Instr. & Comp.)		12,251	1,840,468
Twilio, Inc. Class A (IT Svs.)	(a)	24,527	3,488,720
UiPath, Inc. Class A (Software)	(a)	68,250	1,118,617
Universal Display Corp. (Semiconductors & Equip.)		7,155	835,561
Vontier Corp. (Electronic Equip., Instr. & Comp.)		23,480	872,986
			72,801,017
Materials–5.3%
Alcoa Corp. (Metals & Mining)		41,897	2,226,407
AptarGroup, Inc. (Containers & Packaging)		10,620	1,295,215
Ashland, Inc. (Chemicals)		7,356	431,577
Avient Corp. (Chemicals)		14,746	460,665
Axalta Coating Systems Ltd. (Chemicals)	(a)	34,532	1,115,729
Cabot Corp. (Chemicals)		8,584	568,948
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	92,171	1,224,031
Commercial Metals Co. (Metals & Mining)		17,955	1,242,845
Crown Holdings, Inc. (Containers & Packaging)		18,449	1,899,694
Eagle Materials, Inc. (Construction Materials)		5,189	1,072,463
Graphic Packaging Holding Co. (Containers & Packaging)		47,710	718,513
Greif, Inc. Class A (Containers & Packaging)		4,260	288,402
Common Stocks (Continued)		Shares	Value
Materials (continued)
Hecla Mining Co. (Metals & Mining)		108,408	$2,080,349
Knife River Corp. (Construction Materials)	(a)	9,154	643,984
Louisiana-Pacific Corp. (Paper & Forest Products)		10,255	828,194
MP Materials Corp. (Metals & Mining)	(a)	21,791	1,100,881
NewMarket Corp. (Chemicals)		1,262	867,322
Olin Corp. (Chemicals)		18,576	386,938
Reliance, Inc. (Metals & Mining)		8,459	2,443,551
Royal Gold, Inc. (Metals & Mining)		13,108	2,913,777
RPM International, Inc. (Chemicals)		20,750	2,158,000
Scotts Miracle-Gro Co. / The (Chemicals)		7,150	417,202
Silgan Holdings, Inc. (Containers & Packaging)		14,154	571,397
Sonoco Products Co. (Containers & Packaging)		15,941	695,665
Westlake Corp. (Chemicals)		5,429	401,420
			28,053,169
Real Estate–6.3%
Agree Realty Corp. (Retail REITs)		18,561	1,336,949
American Homes 4 Rent Class A (Residential REITs)		52,743	1,693,050
Brixmor Property Group, Inc. (Retail REITs)		49,534	1,298,782
COPT Defense Properties (Office REITs)		18,211	506,266
Cousins Properties, Inc. (Office REITs)		27,147	699,850
CubeSmart (Specialized REITs)		36,896	1,330,101
EastGroup Properties, Inc. (Industrial REITs)		8,619	1,535,389
EPR Properties (Specialized REITs)		12,294	613,471
Equity LifeStyle Properties, Inc. (Residential REITs)		31,360	1,900,730
First Industrial Realty Trust, Inc. (Industrial REITs)		21,435	1,227,582
Gaming and Leisure Properties, Inc. (Specialized REITs)		45,780	2,045,908
Healthcare Realty Trust, Inc. (Health Care REITs)		56,898	964,421
Independence Realty Trust, Inc. (Residential REITs)		38,574	674,274
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)	(a)	7,636	2,569,285
Kilroy Realty Corp. (Office REITs)		17,584	657,114
Kite Realty Group Trust (Retail REITs)		35,033	839,741
Lamar Advertising Co. Class A (Specialized REITs)		14,054	1,778,955
National Storage Affiliates Trust (Specialized REITs)		11,521	325,007
NNN REIT, Inc. (Retail REITs)		30,726	1,217,671
Omega Healthcare Investors, Inc. (Health Care REITs)		47,807	2,119,762
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)		32,538	340,347
PotlatchDeltic Corp. (Specialized REITs)		11,449	455,441
Rayonier, Inc. (Specialized REITs)		23,939	518,279
Rexford Industrial Realty, Inc. (Industrial REITs)		37,583	1,455,214
Sabra Health Care REIT, Inc. (Health Care REITs)		40,322	763,699
STAG Industrial, Inc. (Industrial REITs)		30,224	1,111,034
Vornado Realty Trust (Office REITs)		26,103	868,708
W.P. Carey, Inc. (Diversified REITs)		35,449	2,281,498
			33,128,528
Utilities–3.2%
Black Hills Corp. (Multi-Utilities)		12,213	847,826
Essential Utilities, Inc. (Water Utilities)		45,769	1,755,699
IDACORP, Inc. (Electric Utilities)		8,748	1,107,147
National Fuel Gas Co. (Gas Utilities)		14,619	1,170,397
New Jersey Resources Corp. (Gas Utilities)		16,243	749,127
Northwestern Energy Group, Inc. (Multi-Utilities)		9,918	640,108
OGE Energy Corp. (Electric Utilities)		32,602	1,392,105

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments
December 31, 2025
Common Stocks (Continued)		Shares	Value
Utilities (continued)
ONE Gas, Inc. (Gas Utilities)		9,702	$749,480
Ormat Technologies, Inc. (Ind. Power & Renewable Elec.)		9,833	1,086,252
Portland General Electric Co. (Electric Utilities)		18,206	873,706
Southwest Gas Holdings, Inc. (Gas Utilities)		10,393	831,648
Spire, Inc. (Gas Utilities)		9,548	789,620
Talen Energy Corp. (Ind. Power & Renewable Elec.)	(a)	7,391	2,770,442
TXNM Energy, Inc. (Electric Utilities)		15,865	934,131
UGI Corp. (Gas Utilities)		34,770	1,301,441
			16,999,129
Total Common Stocks (Cost $439,176,583)			$518,330,354

U.S. Treasury Obligations–0.0%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bill	(b)(c)	3.588%	02/12/2026	$231,000	$230,056
Total U.S. Treasury Obligations (Cost $229,981)					$230,056
Total Investments – 98.6% (Cost $439,406,564)				(d)	$518,560,410
Other Assets in Excess of Liabilities – 1.4%				(b)	7,096,893
Net Assets – 100.0%					$525,657,303

Percentages are stated as a percent of net assets.

Abbreviations:
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)
Security is fully pledged, in addition to $71,479 of the Portfolio’s cash holdings, as collateral for the futures contracts outstanding at December 31, 2025. See also the following Schedule of Open Futures Contracts.

(c)	Zero coupon bond. Rate disclosed is the current yield as of December 31, 2025
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
December 31, 2025
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P MidCap 400 Index - Long	13	March 20, 2026	$4,376,856	$4,322,760	$(54,096)	$(46,155)
Total Futures Contracts			$4,376,856	$4,322,760	$(54,096)	$(46,155)
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Growth Portfolio
Schedule of Investments
December 31, 2025

Common Stocks–98.5%		Shares	Value
Communication Services–12.5%
Alphabet, Inc. Class A (Interactive Media & Svs.)		50,003	$15,650,939
Alphabet, Inc. Class C (Interactive Media & Svs.)		44,282	13,895,692
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		26,941	17,783,485
Netflix, Inc. (Entertainment)	(a)	79,082	7,414,728
ROBLOX Corp. Class A (Entertainment)	(a)	15,642	1,267,471
Spotify Technology SA (Entertainment)	(a)	3,208	1,862,918
			57,875,233
Consumer Discretionary–12.5%
Airbnb, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	8,626	1,170,721
Amazon.com, Inc. (Broadline Retail)	(a)	95,435	22,028,307
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		879	4,707,335
Coupang, Inc. (Broadline Retail)	(a)	39,595	934,046
Garmin Ltd. (Household Durables)		6,398	1,297,834
Home Depot, Inc. / The (Specialty Retail)		8,436	2,902,828
MercadoLibre, Inc. (Broadline Retail)	(a)	787	1,585,223
NVR, Inc. (Household Durables)	(a)	85	619,885
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	12,739	1,161,924
Tesla, Inc. (Automobiles)	(a)	38,762	17,432,047
TJX Cos., Inc. / The (Specialty Retail)		29,027	4,458,837
			58,298,987
Consumer Staples–2.7%
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		8,943	7,711,907
Walmart, Inc. (Consumer Staples Distribution & Retail)		41,433	4,616,050
			12,327,957
Financials–6.3%
American Express Co. (Consumer Finance)		2,668	987,027
Blackstone, Inc. (Capital Markets)		8,192	1,262,715
Capital One Financial Corp. (Consumer Finance)		4,870	1,180,293
Charles Schwab Corp. / The (Capital Markets)		58,566	5,851,329
Mastercard, Inc. Class A (Financial Services)		10,422	5,949,712
Moody's Corp. (Capital Markets)		3,165	1,616,840
Morgan Stanley (Capital Markets)		7,844	1,392,545
NU Holdings Ltd. Class A (Banks)	(a)	57,473	962,098
Visa, Inc. (Financial Services)		28,503	9,996,287
			29,198,846
Health Care–7.7%
AbbVie, Inc. (Biotechnology)		29,061	6,640,148
Amgen, Inc. (Biotechnology)		2,990	978,657
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	18,457	1,759,875
Bristol-Myers Squibb Co. (Pharmaceuticals)		62,754	3,384,951
Cardinal Health, Inc. (Health Care Providers & Svs.)		9,897	2,033,833
Eli Lilly & Co. (Pharmaceuticals)		11,947	12,839,202
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	6,063	3,433,841
McKesson Corp. (Health Care Providers & Svs.)		2,242	1,839,090
Natera, Inc. (Biotechnology)	(a)	3,982	912,236
Stryker Corp. (Health Care Equip. & Supplies)		2,645	929,638
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	2,089	947,069
			35,698,540
Common Stocks (Continued)		Shares	Value
Industrials–6.3%
AMETEK, Inc. (Electrical Equip.)		3,790	$778,125
Cintas Corp. (Commercial Svs. & Supplies)		22,752	4,278,969
Comfort Systems U.S.A., Inc. (Construction & Engineering)		2,327	2,171,766
GE Vernova, Inc. (Electrical Equip.)		3,179	2,077,699
General Electric Co. (operating as “GE Aerospace”) (Aerospace & Defense)		17,037	5,247,907
Honeywell International, Inc. (Industrial Conglomerates)		21,767	4,246,524
MasTec, Inc. (Construction & Engineering)	(a)	4,138	899,477
Parker-Hannifin Corp. (Machinery)		3,827	3,363,780
RTX Corp. (Aerospace & Defense)		4,594	842,540
Trane Technologies PLC (Building Products)		3,901	1,518,269
Uber Technologies, Inc. (Ground Transportation)	(a)	28,685	2,343,851
Veralto Corp. (Commercial Svs. & Supplies)		7,409	739,270
Vertiv Holdings Co. Class A (Electrical Equip.)		5,322	862,217
			29,370,394
Information Technology–50.5%
Adobe, Inc. (Software)	(a)	10,551	3,692,744
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	29,429	6,302,515
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		49,997	6,756,594
Analog Devices, Inc. (Semiconductors & Equip.)		3,158	856,450
Apple, Inc. (Tech. Hardware, Storage & Periph.)		158,852	43,185,505
AppLovin Corp. Class A (Software)	(a)	2,240	1,509,357
Arista Networks, Inc. (Communications Equip.)	(a)	26,222	3,435,869
Atlassian Corp. Class A (Software)	(a)	4,234	686,501
Autodesk, Inc. (Software)	(a)	5,998	1,775,468
Broadcom, Inc. (Semiconductors & Equip.)		73,646	25,488,881
Cadence Design Systems, Inc. (Software)	(a)	2,699	843,653
Crowdstrike Holdings, Inc. Class A (Software)	(a)	2,847	1,334,560
Dell Technologies, Inc. Class C (Tech. Hardware, Storage & Periph.)		9,821	1,236,267
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	29,341	1,772,783
GoDaddy, Inc. Class A (IT Svs.)	(a)	11,100	1,377,288
HubSpot, Inc. (Software)	(a)	2,389	958,706
Intuit, Inc. (Software)		6,407	4,244,125
KLA Corp. (Semiconductors & Equip.)		1,722	2,092,368
Lam Research Corp. (Semiconductors & Equip.)		40,036	6,853,362
Marvell Technology, Inc. (Semiconductors & Equip.)		8,748	743,405
Micron Technology, Inc. (Semiconductors & Equip.)		3,534	1,008,639
Microsoft Corp. (Software)		88,202	42,656,251
Motorola Solutions, Inc. (Communications Equip.)		5,229	2,004,380
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		14,144	1,514,681
NVIDIA Corp. (Semiconductors & Equip.)		242,399	45,207,413
Oracle Corp. (Software)		30,464	5,937,738
Palantir Technologies, Inc. Class A (Software)	(a)	37,696	6,700,464
Palo Alto Networks, Inc. (Software)	(a)	5,196	957,103
QUALCOMM, Inc. (Semiconductors & Equip.)		15,559	2,661,367
Salesforce, Inc. (Software)		9,323	2,469,756
ServiceNow, Inc. (Software)	(a)	23,410	3,586,178
Skyworks Solutions, Inc. (Semiconductors & Equip.)		9,353	593,074
Synopsys, Inc. (Software)	(a)	2,630	1,235,364

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Growth Portfolio (Continued)
Schedule of Investments
December 31, 2025
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
TE Connectivity PLC (Electronic Equip., Instr. & Comp.)		4,071	$926,193
Texas Instruments, Inc. (Semiconductors & Equip.)		7,269	1,261,099
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		5,893	1,015,187
			234,881,288
Total Common Stocks (Cost $348,126,978)			$457,651,245
Total Investments – 98.5% (Cost $348,126,978)	(b)		$457,651,245
Other Assets in Excess of Liabilities – 1.5%	(c)		7,150,075
Net Assets – 100.0%			$464,801,320

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
(c)	Includes $469,916 of cash pledged as collateral for the futures contracts outstanding at December 31, 2025. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
December 31, 2025
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini Nasdaq-100 Index - Long	14	March 20, 2026	$7,115,175	$7,127,890	$12,715	$(61,180)
Total Futures Contracts			$7,115,175	$7,127,890	$12,715	$(61,180)
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Constellation Dynamic Risk Balanced Portfolio
Schedule of Investments
December 31, 2025

Exchange Traded Funds–70.5%	Shares	Value
Invesco QQQ Trust Series 1 ETF	50,026	$30,731,472
iShares Core S&P 500 ETF	459,240	314,551,846
iShares Core S&P Mid-Cap ETF	965,000	63,690,000
iShares Core S&P Small-Cap ETF	200,000	24,036,000
iShares Core S&P Total U.S. Stock Market ETF	77,000	11,449,130
iShares MBS ETF	495,924	47,221,883
Vanguard Intermediate-Term Corporate Bond ETF	1,746,325	146,254,719
Vanguard Intermediate-Term Treasury ETF	144,000	8,629,920
Vanguard S&P 500 ETF	567,000	355,582,710
Vanguard Total Stock Market ETF	264,000	88,511,280
Total Exchange Traded Funds (Cost $999,408,435)		$1,090,658,960

Asset-Backed Securities–10.7%		Rate	Maturity	Face Amount	Value
Financials–10.7%
AGL CLO 2021-12A A1R	(a)	TSFR3M + 121	10/20/2038	$8,000,000	$8,004,800
Aimco CLO 2023-20A A1R	(a)	TSFR3M + 121	10/16/2038	8,000,000	8,003,906
Apidos CLO XXXIX Ltd. 2022-39A A1R	(a)	TSFR3M + 123	10/21/2038	8,000,000	8,000,095
Ares LVII CLO Ltd. 2020-57A A1R2	(a)	TSFR3M + 123	10/25/2038	8,000,000	7,990,007
Ballyrock CLO 2019-2A A1R3	(a)	TSFR3M + 124	10/25/2038	8,000,000	8,014,406
Benefit Street Partners CLO 44 Ltd. 2025-44A A1	(a)	TSFR3M + 122	01/15/2039	8,000,000	7,992,000
Carlyle U.S. CLO 2025-7A A1	(a)	TSFR3M + 121	01/25/2039	8,000,000	8,000,000
Cayuga Park CLO Ltd. 2020-1A AR2	(a)	TSFR3M + 120	10/17/2038	8,000,000	7,995,599
CIFC Funding 2021-2A A1R	(a)	TSFR3M + 120	01/15/2039	8,000,000	7,990,022
Dryden 2025-120A A1	(a)	TSFR3M + 122	01/15/2039	8,000,000	8,000,000
HPS Loan Management 15 2019-15A A1R2	(a)	TSFR3M + 124	10/22/2038	8,000,000	8,000,000
Invesco CLO 2021-1A A1	(a)	TSFR3M + 126	04/15/2034	1,700,000	1,701,277
KKR Financial CLO 2013-1A A1R3	(a)	TSFR3M + 125	10/15/2038	8,000,000	8,003,070
Madison Park Funding XLVIII Ltd. 2021-48A AR	(a)	TSFR3M + 122	01/19/2039	8,000,000	7,990,800
Midocean Credit CLO XX 2025-20A A1	(a)	TSFR3M + 123	01/20/2039	8,000,000	7,989,959
NMEF Funding 2024-A LLC	(a)	5.150%	12/15/2031	587,325	590,974
OHA Credit Funding 16-R Ltd. 2023-16RA A1	(a)	TSFR3M + 120	10/20/2038	8,000,000	8,004,013
Onemain Direct Auto Receivables Trust 2022-1A C	(a)	5.310%	06/14/2029	1,100,000	1,101,851
Orion CLO 2023-1A A1R	(a)	TSFR3M + 122	10/25/2038	8,000,000	7,995,510
Pagaya AI Debt Grantor Trust 2024-9 B	(a)	5.306%	03/15/2032	659,342	661,545
Regatta XIX Funding Ltd. 2022-1A A1R	(a)	TSFR3M + 124	10/20/2038	8,000,000	7,996,891
Research-Driven Pagaya Motor Asset Trust 2023-4A A	(a)	7.540%	03/25/2032	452,345	453,197
TCW CLO 2025-2A A	(a)	TSFR3M + 124	01/15/2039	8,000,000	7,989,415
Trinitas CLO XXXVII Ltd. 2025-37A A1	(a)	TSFR3M + 122	01/22/2039	8,000,000	7,988,994
Voya CLO 2023-1A A1R	(a)	TSFR3M + 121	01/20/2039	8,000,000	7,990,003
Total Asset-Backed Securities (Cost $164,459,627)					$164,448,334

Corporate Bonds–9.3%		Rate	Maturity	Face Amount	Value
Communication Services–0.3%
Meta Platforms, Inc. (Interactive Media & Svs.)		5.625%	11/15/2055	$1,000,000	$959,771
NTT Finance Corp. (Diversified Telecom. Svs.)	(a)	4.876%	07/16/2030	1,740,000	1,772,038
NTT Finance Corp. (Diversified Telecom. Svs.)	(a)	5.502%	07/16/2035	1,740,000	1,801,662
					4,533,471
Consumer Discretionary–0.4%
Ford Motor Co. (Automobiles)		3.250%	02/12/2032	1,145,000	1,008,937
Jaguar Land Rover Automotive PLC (Automobiles)	(a)	5.500%	07/15/2029	1,227,000	1,226,704
Mattel, Inc. (Leisure Products)	(a)	5.875%	12/15/2027	1,578,000	1,578,332
Sekisui House U.S., Inc. (Household Durables)		6.000%	01/15/2043	1,150,000	1,073,077
Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp. (Hotels, Restaurants & Leisure)		5.375%	04/15/2027	1,000,000	996,156
					5,883,206
Consumer Staples–0.4%
Altria Group, Inc. (Tobacco)		3.400%	05/06/2030	1,934,000	1,861,915
Cargill, Inc. (Food Products)	(a)	2.125%	04/23/2030	501,000	459,983
Imperial Brands Finance PLC (Tobacco)	(a)	5.625%	07/01/2035	1,500,000	1,539,837
JBS U.S.A. Holding Lux SARL / JBS U.S.A. Foods Group Holdings, Inc. / JBS U.S.A. Food Co. (Food Products)	(a)	6.375%	04/15/2066	1,700,000	1,692,650
Pilgrim's Pride Corp. (Food Products)		4.250%	04/15/2031	1,000,000	976,268
					6,530,653
Energy–0.9%
APA Corp. (Oil, Gas & Consumable Fuels)		4.250%	01/15/2030	1,850,000	1,815,912

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Constellation Dynamic Risk Balanced Portfolio (Continued)
Schedule of Investments
December 31, 2025
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Energy (continued)
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP (Oil, Gas & Consumable Fuels)	(a)	4.750%	05/15/2030	$2,000,000	$2,025,768
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.750%	01/15/2031	1,132,000	1,160,736
Energy Transfer LP (Oil, Gas & Consumable Fuels)		5.600%	09/01/2034	1,183,000	1,217,444
Energy Transfer LP (Oil, Gas & Consumable Fuels)		5.700%	04/01/2035	2,000,000	2,070,253
EQT Corp. (Oil, Gas & Consumable Fuels)	(a)	3.625%	05/15/2031	1,224,000	1,151,031
Plains All American Pipeline LP / PAA Finance Corp. (Oil, Gas & Consumable Fuels)		5.700%	09/15/2034	1,189,000	1,226,128
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)		6.800%	05/15/2038	848,000	936,359
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		5.550%	08/15/2035	1,500,000	1,535,266
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		5.500%	12/15/2035	750,000	746,012
					13,884,909
Financials–5.5%
Apollo Debt Solutions BDC (Capital Markets)		6.700%	07/29/2031	5,000,000	5,275,947
Aviation Capital Group LLC (Financial Services)	(a)	1.950%	09/20/2026	2,008,000	1,975,263
Avolon Holdings Funding Ltd. (Financial Services)	(a)	4.900%	10/10/2030	4,000,000	4,021,216
Banco Santander SA (Rate is fixed until 03/24/2027, then H15T1Y + 200) (Banks)	(b)	4.175%	03/24/2028	1,800,000	1,800,630
Bank of America Corp. (Rate is fixed until 04/29/2030, then SOFR + 215) (Banks)	(b)	2.592%	04/29/2031	1,441,000	1,342,696
Belrose Funding Trust II (Insurance)	(a)	6.792%	05/15/2055	2,861,000	2,970,699
Blackstone Private Credit Fund (Capital Markets)		6.000%	01/29/2032	2,000,000	2,030,184
Carlyle Secured Lending, Inc. (Capital Markets)		6.750%	02/18/2030	1,000,000	1,023,993
Charles Schwab Corp. / The (Rate is fixed until 11/14/2035, then SOFR + 123) (Capital Markets)	(b)	4.914%	11/14/2036	1,500,000	1,489,928
Citigroup, Inc. (Rate is fixed until 09/19/2029, then SOFR + 134) (Banks)	(b)	4.542%	09/19/2030	1,191,000	1,200,471
Comerica Bank (Rate is fixed until 08/25/2032, then SOFR + 261) (Banks)	(b)	5.332%	08/25/2033	1,500,000	1,509,577
Danske Bank A/S (Rate is fixed until 04/01/2027, then H15T1Y + 175) (Banks)	(a)(b)	4.298%	04/01/2028	1,829,000	1,833,059
Deutsche Bank AG (Rate is fixed until 12/10/2030, then SOFR + 110) (Capital Markets)	(b)	4.469%	12/10/2031	500,000	498,297
First Citizens BancShares, Inc. (Rate is fixed until 09/05/2030, then H15T5Y + 185) (Banks)	(b)	5.600%	09/05/2035	4,000,000	3,993,044
General Motors Financial Co., Inc. (Consumer Finance)		5.750%	02/08/2031	1,200,000	1,262,166
Goldman Sachs Group, Inc. / The (Rate is fixed until 04/22/2031, then SOFR + 128) (Capital Markets)	(b)	2.615%	04/22/2032	1,344,000	1,225,477
Goldman Sachs Private Credit Corp. (Capital Markets)	(a)	6.250%	05/06/2030	4,000,000	4,078,104
Goldman Sachs Private Credit Corp. (Capital Markets)	(a)	5.875%	01/31/2031	1,000,000	1,001,111
Hyundai Capital America (Consumer Finance)	(a)	5.300%	01/08/2030	2,500,000	2,576,077
ING Groep N.V. (Rate is fixed until 11/16/2032, then USISSO05 + 359) (Banks)	(b)	7.000%	Perpetual	2,000,000	2,086,274
JPMorgan Chase & Co. (Rate is fixed until 01/25/2032, then SOFR + 126) (Banks)	(b)	2.963%	01/25/2033	1,682,000	1,543,538
JPMorgan Chase & Co. (Rate is fixed until 10/22/2035, then SOFR + 119) (Banks)	(b)	4.810%	10/22/2036	3,000,000	2,978,892
KBC Group N.V. (Rate is fixed until 09/23/2030, then H15T1Y + 85) (Banks)	(a)(b)	4.454%	09/23/2031	5,000,000	4,987,197
LPL Holdings, Inc. (Capital Markets)		5.200%	03/15/2030	1,500,000	1,534,998
M&T Bank Corp. (Rate is fixed until 07/30/2030, then H15T5Y + 143) (Banks)	(b)	5.400%	07/30/2035	2,000,000	2,019,728
Macquarie Bank Ltd. (Rate is fixed until 08/13/2035, then H15T1Y + 145) (Capital Markets)	(a)(b)	5.642%	08/13/2036	2,400,000	2,432,549
Main Street Capital Corp. (Capital Markets)		6.950%	03/01/2029	3,000,000	3,131,890
Morgan Stanley Bank N.A. (Rate is fixed until 05/26/2027, then SOFR + 87) (Capital Markets)	(b)	5.504%	05/26/2028	1,169,000	1,192,323
MSD Investment Corp. (Capital Markets)	(a)	6.250%	05/31/2030	3,000,000	3,018,910
Nationwide Building Society (Financial Services)	(a)	4.000%	09/14/2026	1,299,000	1,296,735
PayPal Holdings, Inc. (Financial Services)		2.850%	10/01/2029	1,440,000	1,379,342
Pinnacle Bank (Rate is fixed until 01/15/2031, then H15T5Y + 230) (Banks)	(b)	5.957%	01/15/2036	2,000,000	2,011,099
Santander Holdings U.S.A., Inc. (Rate is fixed until 01/06/2027, then SOFR + 125) (Banks)	(b)	2.490%	01/06/2028	1,000,000	982,888
Santander U.K. Group Holdings PLC (Rate is fixed until 01/11/2027, then SOFR + 122) (Banks)	(b)	2.469%	01/11/2028	1,374,000	1,350,327
Sixth Street Lending Partners (Capital Markets)		6.125%	07/15/2030	1,500,000	1,539,526
Societe Generale SA (Rate is fixed until 01/19/2027, then H15T1Y + 150) (Banks)	(a)(b)	5.519%	01/19/2028	1,196,000	1,211,172
Synchrony Financial (Rate is fixed until 07/29/2035, then SOFR + 207) (Consumer Finance)	(b)	6.000%	07/29/2036	2,000,000	2,052,882
Toronto-Dominion Bank / The (Rate is fixed until 10/31/2030, then H15T5Y + 272) (Banks)	(b)	6.350%	10/31/2085	1,000,000	1,013,906
Truist Bank (Rate is fixed until 07/24/2027, then SOFR + 77) (Banks)	(b)	4.420%	07/24/2028	2,750,000	2,765,752
Webster Financial Corp. (Rate is fixed until 09/11/2030, then H15T5Y + 213) (Banks)	(b)	5.784%	09/11/2035	2,000,000	1,998,805
Wells Fargo & Co. (Rate is fixed until 07/25/2028, then SOFR + 174) (Banks)	(b)	5.574%	07/25/2029	1,007,000	1,043,128
Willis North America, Inc. (Insurance)		5.150%	03/15/2036	800,000	800,066
					85,479,866
Industrials–0.1%
Cummins, Inc. (Machinery)		5.150%	02/20/2034	1,180,000	1,221,552
Flowserve Corp. (Machinery)		2.800%	01/15/2032	1,001,000	895,190
					2,116,742
Information Technology–0.5%
CDW LLC / CDW Finance Corp. (Electronic Equip., Instr. & Comp.)		4.250%	04/01/2028	1,196,000	1,192,111
Kyndryl Holdings, Inc. (IT Svs.)		2.050%	10/15/2026	2,046,000	2,012,365
Oracle Corp. (Software)		2.950%	04/01/2030	1,796,000	1,658,011

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Constellation Dynamic Risk Balanced Portfolio (Continued)
Schedule of Investments
December 31, 2025
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Information Technology (continued)
Oracle Corp. (Software)		3.900%	05/15/2035	$1,039,000	$895,430
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		2.850%	02/01/2029	2,792,000	2,672,196
					8,430,113
Materials–0.2%
Corp. Nacional del Cobre de Chile (Metals & Mining)	(a)	6.330%	01/13/2035	1,000,000	1,067,000
Westlake Corp. (Chemicals)		6.375%	11/15/2055	1,500,000	1,475,734
					2,542,734
Real Estate–0.7%
American Tower Corp. (Specialized REITs)		3.800%	08/15/2029	1,455,000	1,432,591
American Tower Corp. (Specialized REITs)		4.700%	12/15/2032	600,000	600,130
Equinix, Inc. (Specialized REITs)		3.200%	11/18/2029	1,689,000	1,621,353
GLP Capital LP / GLP Financing II, Inc. (Specialized REITs)		3.250%	01/15/2032	1,468,000	1,328,186
Kimco Realty OP LLC (Retail REITs)		5.300%	02/01/2036	2,800,000	2,867,159
Piedmont Operating Partnership LP (Office REITs)		5.625%	01/15/2033	1,500,000	1,515,371
VICI Properties LP / VICI Note Co., Inc. (Specialized REITs)	(a)	4.500%	09/01/2026	1,500,000	1,501,463
					10,866,253
Utilities–0.3%
Dominion Energy, Inc. (Rate is fixed until 02/15/2031, then H15T5Y + 226) (Multi-Utilities)	(b)	6.000%	02/15/2056	1,500,000	1,506,919
Enel Finance International N.V. (Electric Utilities)	(a)	5.750%	09/30/2055	2,000,000	1,948,667
Entergy Corp. (Rate is fixed until 06/15/2036, then H15T5Y + 201) (Electric Utilities)	(b)	6.100%	06/15/2056	500,000	499,224
					3,954,810
Total Corporate Bonds (Cost $141,631,390)					$144,222,757

U.S. Treasury Obligations–8.3%	Rate	Maturity	Face Amount	Value
U.S. Treasury Bond	3.250%	05/15/2042	$23,856,400	$19,895,865
U.S. Treasury Bond	4.000%	11/15/2042	3,722,000	3,411,446
U.S. Treasury Bond	3.875%	05/15/2043	5,624,900	5,045,931
U.S. Treasury Bond	4.375%	08/15/2043	2,998,200	2,863,866
U.S. Treasury Bond	4.750%	11/15/2043	4,140,100	4,140,585
U.S. Treasury Bond	2.250%	02/15/2052	14,868,400	9,020,937
U.S. Treasury Bond	4.625%	05/15/2054	400	385
U.S. Treasury Bond	4.625%	02/15/2055	38,000,000	36,603,203
U.S. Treasury Bond	4.750%	05/15/2055	35,000,000	34,392,969
U.S. Treasury Inflation Indexed Note	0.250%	07/15/2029	7,411,504	7,140,155
U.S. Treasury Note	3.875%	08/31/2032	6,000,000	5,984,297
Total U.S. Treasury Obligations (Cost $136,688,435)				$128,499,639

Preferred Securities–0.5%		Rate	Quantity	Value
Financials–0.5%
Bank of America Corp. DR (Rate is fixed until 07/26/2030, then H15T5Y + 235) (Banks)	(b)	6.250%	4,000,000	$4,062,824
First Citizens BancShares, Inc. (Rate is fixed until 12/15/2030, then H15T5Y + 330) (Banks)	(b)	7.000%	3,000,000	3,067,437
Total Preferred Securities (Cost $7,000,000)				$7,130,261

Rights–0.0%		Quantity	Value
Health Care–0.0%
ABIOMED Inc. CVR (Health Care Equip. & Supplies)	(c)	4,357	$4,444
Total Rights (Cost $4,444)			$4,444
Total Investments – 99.3% (Cost $1,449,192,331)	(d)		$1,534,964,395
Other Assets in Excess of Liabilities – 0.7%	(e)		11,346,788
Net Assets – 100.0%			$1,546,311,183

Percentages are stated as a percent of net assets.

Abbreviations:
CLO:	Collateralized Loan Obligation
CVR:	Contingent Value Right
DR:	Depositary Receipt
ETF:	Exchange Traded Fund
H15T1Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year, 3.480% at 12/31/2025
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 3.730% at 12/31/2025
REITs:	Real Estate Investment Trusts
SOFR:	Secured Overnight Financing Rate, 3.870% at 12/31/2025
TSFR3M:	Quarterly CME Term Secured Overnight Financing Rate ("SOFR"), 3.652% at 12/31/2025

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Constellation Dynamic Risk Balanced Portfolio (Continued)
Schedule of Investments
December 31, 2025
Footnotes:
(a)
Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At December 31, 2025, the value of these securities totaled $214,776,297, or 13.9% of the Portfolio’s net assets.

(b)
Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at December 31, 2025.

(c)	Non-income producing security.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
(e)	Includes $3,239,995 of cash pledged as collateral for the futures contracts outstanding at December 31, 2025. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
December 31, 2025
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT 10-Year U.S. Treasury Note - Long	402	March 20, 2026	$45,298,755	$45,199,875	$(98,880)	$(81,656)
CBT 10-Year U.S. Ultra Bond - Long	92	March 20, 2026	10,654,917	10,581,438	(73,479)	(17,250)
CBT U.S. Long Bond - Long	348	March 20, 2026	40,662,300	40,226,625	(435,675)	(76,125)
CBT U.S. Ultra Bond - Long	130	March 20, 2026	15,719,204	15,340,000	(379,204)	(48,750)
Total Futures Contracts			$112,335,176	$111,347,938	$(987,238)	$(223,781)
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Core Plus Bond Portfolio
Schedule of Investments
December 31, 2025

U.S. Treasury Obligations–45.9%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bill	(a)	3.401%	01/06/2026	$750,000	$749,618
U.S. Treasury Bond		1.375%	11/15/2040	525,000	340,758
U.S. Treasury Bond		1.875%	02/15/2041	180,000	125,747
U.S. Treasury Bond		4.000%	11/15/2042	1,600,000	1,466,500
U.S. Treasury Bond		2.000%	02/15/2050	3,750,000	2,198,144
U.S. Treasury Bond		1.875%	02/15/2051	3,940,000	2,201,783
U.S. Treasury Bond		4.000%	11/15/2052	2,800,000	2,428,016
U.S. Treasury Bond		4.250%	08/15/2054	20,400,000	18,444,469
U.S. Treasury Note		1.500%	01/31/2027	3,500,000	3,425,215
U.S. Treasury Note		0.500%	04/30/2027	3,200,000	3,076,875
U.S. Treasury Note		2.750%	04/30/2027	3,400,000	3,367,062
U.S. Treasury Note		2.625%	05/31/2027	1,500,000	1,482,070
U.S. Treasury Note		3.750%	06/30/2027	825,000	828,190
U.S. Treasury Note		3.875%	11/30/2027	12,500,000	12,588,867
U.S. Treasury Note		1.250%	03/31/2028	575,000	547,261
U.S. Treasury Note		3.875%	06/15/2028	2,000,000	2,017,187
U.S. Treasury Note		4.125%	07/31/2028	2,000,000	2,029,844
U.S. Treasury Note		4.000%	01/31/2029	11,800,000	11,950,266
U.S. Treasury Note		2.375%	03/31/2029	500,000	481,719
U.S. Treasury Note		3.625%	08/31/2029	6,500,000	6,498,984
U.S. Treasury Note		3.875%	11/30/2029	1,600,000	1,613,375
U.S. Treasury Note		4.125%	11/30/2029	3,650,000	3,713,019
U.S. Treasury Note		4.375%	12/31/2029	8,300,000	8,521,766
U.S. Treasury Note		4.000%	02/28/2030	7,000,000	7,089,141
U.S. Treasury Note		3.875%	04/30/2030	2,900,000	2,922,656
U.S. Treasury Note		3.875%	07/31/2030	4,000,000	4,029,531
U.S. Treasury Note		4.375%	11/30/2030	9,700,000	9,979,254
U.S. Treasury Note		1.125%	02/15/2031	405,000	356,574
U.S. Treasury Note		4.625%	04/30/2031	6,000,000	6,245,391
U.S. Treasury Note		3.750%	08/31/2031	16,750,000	16,694,385
U.S. Treasury Note		4.125%	10/31/2031	8,000,000	8,123,125
U.S. Treasury Note		4.125%	03/31/2032	36,000,000	36,493,594
U.S. Treasury Note		4.125%	05/31/2032	4,000,000	4,052,500
U.S. Treasury Note		4.000%	07/31/2032	5,900,000	5,930,883
U.S. Treasury Note		3.750%	10/31/2032	11,000,000	10,877,969
U.S. Treasury Note		4.250%	11/15/2034	6,100,000	6,164,098
U.S. Treasury Note		4.625%	02/15/2035	20,000,000	20,760,156
U.S. Treasury Note		4.000%	11/15/2035	6,500,000	6,406,562
Total U.S. Treasury Obligations (Cost $241,275,168)					$236,222,554

Corporate Bonds–22.9%		Rate	Maturity	Face Amount	Value
Communication Services–1.2%
Alphabet, Inc. (Interactive Media & Svs.)		2.050%	08/15/2050	$750,000	$408,277
AT&T, Inc. (Diversified Telecom. Svs.)		5.375%	08/15/2035	800,000	819,800
AT&T, Inc. (Diversified Telecom. Svs.)		4.900%	11/01/2035	400,000	395,064
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	4.500%	08/15/2030	100,000	94,151
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	4.250%	02/01/2031	125,000	114,856
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	4.500%	06/01/2033	75,000	65,652
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	4.250%	01/15/2034	75,000	63,771
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		6.484%	10/23/2045	250,000	235,042
Comcast Corp. (Media)		3.450%	02/01/2050	1,400,000	935,986
Lamar Media Corp. (Media)		4.875%	01/15/2029	25,000	24,957
Meta Platforms, Inc. (Interactive Media & Svs.)		4.450%	08/15/2052	630,000	512,698
Meta Platforms, Inc. (Interactive Media & Svs.)		5.550%	08/15/2064	300,000	278,278
Rogers Communications, Inc. (Wireless Telecom. Svs.)		4.500%	03/15/2042	315,000	269,240
Sirius XM Radio LLC (Media)	(b)	3.875%	09/01/2031	150,000	138,140
Stagwell Global LLC (Media)	(b)	5.625%	08/15/2029	25,000	24,379
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		5.050%	07/15/2033	285,000	290,829
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.300%	02/15/2051	500,000	334,238
Univision Communications, Inc. (Media)	(b)	8.000%	08/15/2028	25,000	25,892
Univision Communications, Inc. (Media)	(b)	7.375%	06/30/2030	25,000	25,411
Univision Communications, Inc. (Media)	(b)	9.375%	08/01/2032	25,000	26,870
Verizon Communications, Inc. (Diversified Telecom. Svs.)		5.000%	01/15/2036	145,000	143,769
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.000%	03/22/2050	600,000	457,226
Verizon Communications, Inc. (Diversified Telecom. Svs.)		5.875%	11/30/2055	115,000	113,620
Virgin Media Secured Finance PLC (Media)	(b)	5.500%	05/15/2029	200,000	197,031

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Core Plus Bond Portfolio (Continued)
Schedule of Investments
December 31, 2025
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Communication Services (continued)
Vodafone Group PLC (Wireless Telecom. Svs.)		5.250%	05/30/2048	$450,000	$415,379
Warnermedia Holdings, Inc. (Media)		5.050%	03/15/2042	50,000	35,188
					6,445,744
Consumer Discretionary–0.8%
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(b)	4.375%	01/15/2028	50,000	49,685
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(b)	6.125%	06/15/2029	25,000	25,665
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(b)	5.625%	09/15/2029	25,000	25,455
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(b)	4.000%	10/15/2030	100,000	95,240
Adient Global Holdings Ltd. (Automobile Components)	(b)	7.000%	04/15/2028	50,000	51,384
Adient Global Holdings Ltd. (Automobile Components)	(b)	7.500%	02/15/2033	25,000	25,801
Advance Auto Parts, Inc. (Specialty Retail)		3.900%	04/15/2030	375,000	344,241
Amazon.com, Inc. (Broadline Retail)		2.500%	06/03/2050	900,000	537,911
Asbury Automotive Group, Inc. (Specialty Retail)		4.750%	03/01/2030	25,000	24,645
Asbury Automotive Group, Inc. (Specialty Retail)	(b)	5.000%	02/15/2032	50,000	48,590
Beach Acquisition Bidco LLC (Textiles, Apparel & Luxury Goods)	(b)(c)	10.000%, 10.750% PIK	07/15/2033	200,000	220,757
Belron U.K. Finance PLC (Specialty Retail)	(b)	5.750%	10/15/2029	250,000	255,297
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		4.750%	12/01/2027	25,000	24,968
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)	7.000%	02/15/2030	25,000	25,891
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)	6.500%	02/15/2032	25,000	25,611
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)	6.000%	10/15/2032	50,000	48,622
Carnival Corp. (Hotels, Restaurants & Leisure)	(b)	5.125%	05/01/2029	25,000	25,277
Carnival Corp. (Hotels, Restaurants & Leisure)	(b)	7.000%	08/15/2029	25,000	26,241
Carnival Corp. (Hotels, Restaurants & Leisure)	(b)	5.750%	03/15/2030	25,000	25,710
Champ Acquisition Corp. (Textiles, Apparel & Luxury Goods)	(b)	8.375%	12/01/2031	50,000	54,005
Group 1 Automotive, Inc. (Specialty Retail)	(b)	6.375%	01/15/2030	25,000	25,725
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(b)	3.625%	02/15/2032	50,000	46,414
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(b)	5.750%	09/15/2033	25,000	25,585
Home Depot, Inc. / The (Specialty Retail)		3.300%	04/15/2040	1,040,000	849,265
J.B. Poindexter & Co., Inc. (Automobile Components)	(b)	8.750%	12/15/2031	50,000	52,374
MGM Resorts International (Hotels, Restaurants & Leisure)		6.500%	04/15/2032	100,000	103,030
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. (Hotels, Restaurants & Leisure)	(b)	4.875%	05/01/2029	25,000	24,591
NCL Corp. Ltd. (Hotels, Restaurants & Leisure)	(b)	6.250%	09/15/2033	25,000	24,989
NCL Finance Ltd. (Hotels, Restaurants & Leisure)	(b)	6.125%	03/15/2028	25,000	25,713
Patrick Industries, Inc. (Automobile Components)	(b)	6.375%	11/01/2032	50,000	51,297
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(b)	5.625%	09/30/2031	25,000	25,558
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(b)	6.250%	03/15/2032	50,000	51,738
Sally Holdings LLC / Sally Capital, Inc. (Specialty Retail)		6.750%	03/01/2032	50,000	52,216
SeaWorld Parks & Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)	5.250%	08/15/2029	50,000	48,632
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(b)	7.250%	05/15/2031	25,000	23,988
Sodexo, Inc. (Hotels, Restaurants & Leisure)	(b)	5.800%	08/15/2035	200,000	209,277
Station Casinos LLC (Hotels, Restaurants & Leisure)	(b)	4.500%	02/15/2028	25,000	24,793
Station Casinos LLC (Hotels, Restaurants & Leisure)	(b)	4.625%	12/01/2031	50,000	47,403
TopBuild Corp. (Household Durables)	(b)	5.625%	01/31/2034	25,000	25,290
Whirlpool Corp. (Household Durables)		6.500%	06/15/2033	75,000	72,728
William Carter Co. / The (Textiles, Apparel & Luxury Goods)	(b)	7.375%	02/15/2031	50,000	51,695
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	(b)	4.375%	08/15/2028	50,000	49,307
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. (Hotels, Restaurants & Leisure)	(b)	7.125%	02/15/2031	75,000	81,157
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		4.625%	01/31/2032	75,000	73,500
					4,027,261
Consumer Staples–1.7%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Consumer Staples Distribution & Retail)	(b)	5.875%	02/15/2028	75,000	75,287
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Consumer Staples Distribution & Retail)	(b)	6.250%	03/15/2033	25,000	25,700
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Consumer Staples Distribution & Retail)	(b)	5.750%	03/31/2034	25,000	25,101
Altria Group, Inc. (Tobacco)		3.875%	09/16/2046	625,000	469,722
B.A.T. Capital Corp. (Tobacco)		4.540%	08/15/2047	650,000	539,192
BellRing Brands, Inc. (Personal Care Products)	(b)	7.000%	03/15/2030	100,000	103,388
Campbell's Company / The (Food Products)		4.550%	03/21/2031	750,000	746,256
Campbell's Company / The (Food Products)		4.750%	03/23/2035	270,000	260,942
Coca-Cola Europacific Partners PLC (Beverages)	(b)	1.500%	01/15/2027	600,000	584,607
Coca-Cola Femsa S.A.B. de C.V. (Beverages)		2.750%	01/22/2030	750,000	710,012
Constellation Brands, Inc. (Beverages)		3.750%	05/01/2050	550,000	400,464
Edgewell Personal Care Co. (Personal Care Products)	(b)	5.500%	06/01/2028	25,000	25,026
Energizer Holdings, Inc. (Household Products)	(b)	4.375%	03/31/2029	50,000	47,775
Flowers Foods, Inc. (Food Products)		3.500%	10/01/2026	675,000	671,703

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Core Plus Bond Portfolio (Continued)
Schedule of Investments
December 31, 2025
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Consumer Staples (continued)
Flowers Foods, Inc. (Food Products)		2.400%	03/15/2031	$185,000	$163,457
Froneri Lux FinCo SARL (Food Products)	(b)	6.000%	08/01/2032	200,000	202,730
Grupo Bimbo S.A.B. de C.V. (Food Products)	(b)	4.875%	06/27/2044	925,000	840,653
Kenvue, Inc. (Personal Care Products)		5.050%	03/22/2028	360,000	367,793
Kenvue, Inc. (Personal Care Products)		4.900%	03/22/2033	300,000	306,123
Kraft Heinz Foods Co. (Food Products)		4.375%	06/01/2046	225,000	185,877
Kroger Co. / The (Consumer Staples Distribution & Retail)		3.950%	01/15/2050	375,000	286,254
Mars, Inc. (Food Products)	(b)	5.200%	03/01/2035	370,000	380,297
Mars, Inc. (Food Products)	(b)	5.700%	05/01/2055	200,000	199,226
Performance Food Group, Inc. (Consumer Staples Distribution & Retail)	(b)	6.125%	09/15/2032	50,000	51,545
Philip Morris International, Inc. (Tobacco)		3.875%	08/21/2042	715,000	589,241
Post Holdings, Inc. (Food Products)	(b)	6.250%	02/15/2032	25,000	25,687
Tyson Foods, Inc. (Food Products)		5.700%	03/15/2034	500,000	527,146
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(b)	4.750%	02/15/2029	50,000	49,719
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(b)	4.625%	06/01/2030	50,000	49,330
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(b)	5.750%	04/15/2033	25,000	25,465
					8,935,718
Energy–1.5%
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.750%	01/15/2028	50,000	50,096
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.625%	02/01/2032	25,000	25,877
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.750%	07/01/2034	500,000	503,780
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.250%	04/01/2028	25,000	25,143
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.875%	06/30/2029	50,000	50,131
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.625%	07/15/2033	25,000	25,876
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		3.588%	04/14/2027	400,000	398,697
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)		5.000%	12/15/2029	175,000	179,474
Chevron Corp. (Oil, Gas & Consumable Fuels)		3.078%	05/11/2050	475,000	322,074
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	(b)	8.375%	07/01/2028	25,000	25,760
CNX Midstream Partners LP (Oil, Gas & Consumable Fuels)	(b)	4.750%	04/15/2030	100,000	96,945
CNX Resources Corp. (Oil, Gas & Consumable Fuels)	(b)	7.250%	03/01/2032	50,000	52,195
Columbia Pipelines Holding Co. LLC (Oil, Gas & Consumable Fuels)	(b)	5.681%	01/15/2034	425,000	437,890
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	(b)	6.750%	03/01/2029	100,000	100,222
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		6.250%	03/15/2053	100,000	100,955
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		5.750%	04/18/2054	290,000	274,061
Eastern Gas Transmission & Storage, Inc. (Oil, Gas & Consumable Fuels)		3.900%	11/15/2049	150,000	109,124
Energy Transfer LP (Oil, Gas & Consumable Fuels)		3.750%	05/15/2030	500,000	486,584
Energy Transfer LP (Oil, Gas & Consumable Fuels)		5.750%	02/15/2033	250,000	262,358
Eni SpA (Oil, Gas & Consumable Fuels)	(b)	5.500%	05/15/2034	355,000	365,889
Eni SpA (Oil, Gas & Consumable Fuels)	(b)	5.950%	05/15/2054	225,000	223,077
EQT Corp. (Oil, Gas & Consumable Fuels)		4.750%	01/15/2031	25,000	25,164
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(b)	5.125%	06/15/2028	50,000	50,202
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(b)	6.500%	06/01/2029	50,000	51,635
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		3.250%	08/01/2050	220,000	145,516
Kodiak Gas Services LLC (Energy Equip. & Svs.)	(b)	7.250%	02/15/2029	25,000	26,009
Kodiak Gas Services LLC (Energy Equip. & Svs.)	(b)	6.500%	10/01/2033	50,000	51,061
Matador Resources Co. (Oil, Gas & Consumable Fuels)	(b)	6.500%	04/15/2032	50,000	50,708
Matador Resources Co. (Oil, Gas & Consumable Fuels)	(b)	6.250%	04/15/2033	25,000	25,033
MPLX LP (Oil, Gas & Consumable Fuels)		4.950%	03/14/2052	375,000	315,229
Nabors Industries, Inc. (Energy Equip. & Svs.)	(b)	9.125%	01/31/2030	25,000	26,139
Nabors Industries, Inc. (Energy Equip. & Svs.)	(b)	7.625%	11/15/2032	25,000	24,572
Northriver Midstream Finance LP (Oil, Gas & Consumable Fuels)	(b)	6.750%	07/15/2032	75,000	76,429
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		6.625%	09/01/2053	275,000	288,006
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)		7.100%	07/15/2053	275,000	292,226
Plains All American Pipeline LP / PAA Finance Corp. (Oil, Gas & Consumable Fuels)		5.150%	06/01/2042	475,000	433,837
Precision Drilling Corp. (Energy Equip. & Svs.)	(b)	6.875%	01/15/2029	25,000	25,282
Range Resources Corp. (Oil, Gas & Consumable Fuels)		8.250%	01/15/2029	50,000	50,991
Rockies Express Pipeline LLC (Oil, Gas & Consumable Fuels)	(b)	6.750%	03/15/2033	75,000	79,149
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.500%	07/15/2028	25,000	25,270
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.750%	03/15/2034	75,000	74,998
TGNR Intermediate Holdings LLC (Oil, Gas & Consumable Fuels)	(b)	5.500%	10/15/2029	50,000	49,512
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)	(b)	7.125%	03/15/2029	75,000	77,633
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)	(b)	6.250%	10/01/2033	25,000	25,300
Venture Global Plaquemines LNG LLC (Oil, Gas & Consumable Fuels)	(b)	7.500%	05/01/2033	50,000	54,025
Venture Global Plaquemines LNG LLC (Oil, Gas & Consumable Fuels)	(b)	6.500%	01/15/2034	25,000	25,606
Venture Global Plaquemines LNG LLC (Oil, Gas & Consumable Fuels)	(b)	7.750%	05/01/2035	25,000	27,374

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Core Plus Bond Portfolio (Continued)
Schedule of Investments
December 31, 2025
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Energy (continued)
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.750%	06/15/2027	$675,000	$672,293
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.150%	03/15/2034	225,000	228,771
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.600%	03/15/2035	275,000	285,995
					7,700,173
Financials–7.2%
Acrisure LLC / Acrisure Finance, Inc. (Financial Services)	(b)	7.500%	11/06/2030	25,000	26,041
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Financial Services)		5.000%	11/15/2035	250,000	247,011
AIA Group Ltd. (Insurance)	(b)	4.950%	04/04/2033	260,000	268,299
Aircastle Ltd. / Aircastle Ireland DAC (Financial Services)	(b)	5.000%	09/15/2030	170,000	171,572
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (Insurance)	(b)	7.000%	01/15/2031	75,000	77,811
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (Insurance)	(b)	7.375%	10/01/2032	75,000	77,765
American Express Co. (Consumer Finance)		3.300%	05/03/2027	775,000	769,698
AmWINS Group, Inc. (Insurance)	(b)	6.375%	02/15/2029	50,000	51,421
AmWINS Group, Inc. (Insurance)	(b)	4.875%	06/30/2029	50,000	49,172
Aon North America, Inc. (Insurance)		5.750%	03/01/2054	400,000	397,970
Ardonagh Group Finance Ltd. (Insurance)	(b)	8.875%	02/15/2032	200,000	207,861
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance, Inc. (Insurance)	(b)	7.125%	05/15/2031	75,000	77,707
Bank of America Corp. (Rate is fixed until 04/29/2030, then SOFR + 215) (Banks)	(d)	2.592%	04/29/2031	1,200,000	1,118,137
Bank of America Corp. (Rate is fixed until 04/22/2031, then SOFR + 132) (Banks)	(d)	2.687%	04/22/2032	250,000	229,414
Bank of America Corp. (Rate is fixed until 04/25/2033, then SOFR + 191) (Banks)	(d)	5.288%	04/25/2034	300,000	308,864
Bank of America Corp. (Rate is fixed until 01/24/2035, then SOFR + 131) (Banks)	(d)	5.511%	01/24/2036	1,100,000	1,146,858
Bank of New York Mellon / The (Rate is fixed until 04/20/2028, then SOFR + 114) (Capital Markets)	(d)	4.729%	04/20/2029	350,000	355,765
Bank of New York Mellon Corp. / The (Rate is fixed until 06/13/2027, then SOFR + 115) (Capital Markets)	(d)	3.992%	06/13/2028	300,000	300,111
Blackrock, Inc. (Capital Markets)		1.900%	01/28/2031	425,000	381,954
Broadstreet Partners Group, Inc. (Insurance)	(b)	5.875%	04/15/2029	175,000	174,726
Capital One Financial Corp. (Rate is fixed until 09/11/2035, then SOFR + 163) (Consumer Finance)	(d)	5.197%	09/11/2036	400,000	397,982
Chubb INA Holdings LLC (Insurance)		4.900%	08/15/2035	255,000	256,081
Citigroup, Inc. (Rate is fixed until 01/29/2030, then SOFR + 115) (Banks)	(d)	2.666%	01/29/2031	1,300,000	1,216,854
Citigroup, Inc. (Rate is fixed until 02/13/2034, then SOFR + 206) (Banks)	(d)	5.827%	02/13/2035	225,000	233,822
Citigroup, Inc. (Rate is fixed until 01/24/2035, then SOFR + 183) (Banks)	(d)	6.020%	01/24/2036	300,000	314,217
Citigroup, Inc. (Rate is fixed until 09/11/2035, then SOFR + 149) (Banks)	(d)	5.174%	09/11/2036	60,000	60,561
CNA Financial Corp. (Insurance)		5.500%	06/15/2033	600,000	621,474
Comerica, Inc. (Rate is fixed until 01/30/2029, then SOFR + 216) (Banks)	(d)	5.982%	01/30/2030	320,000	333,830
Corebridge Financial, Inc. (Financial Services)		5.750%	01/15/2034	170,000	177,734
Corebridge Global Funding (Financial Services)	(b)	5.900%	09/19/2028	400,000	417,752
Daimler Truck Finance North America LLC (Consumer Finance)	(b)	2.000%	12/14/2026	540,000	530,377
Daimler Truck Finance North America LLC (Consumer Finance)	(b)	2.375%	12/14/2028	180,000	171,190
Fidelity National Information Services, Inc. (Financial Services)		3.100%	03/01/2041	305,000	226,183
Fifth Third Bancorp (Rate is fixed until 04/25/2032, then SOFR + 166) (Banks)	(d)	4.337%	04/25/2033	270,000	263,940
Fiserv, Inc. (Financial Services)		3.500%	07/01/2029	425,000	412,145
FNB Corp. (Rate is fixed until 12/11/2029, then SOFRINDX + 193) (Banks)	(d)	5.722%	12/11/2030	350,000	357,187
Ford Motor Credit Co. LLC (Consumer Finance)		6.950%	03/06/2026	500,000	501,127
Ford Motor Credit Co. LLC (Consumer Finance)		7.122%	11/07/2033	200,000	214,813
General Motors Financial Co., Inc. (Consumer Finance)		5.000%	04/09/2027	360,000	363,860
General Motors Financial Co., Inc. (Consumer Finance)		5.750%	02/08/2031	425,000	447,017
Global Payments, Inc. (Financial Services)		5.550%	11/15/2035	360,000	357,816
Goldman Sachs Group, Inc. / The (Capital Markets)		3.800%	03/15/2030	1,150,000	1,131,837
Goldman Sachs Group, Inc. / The (Rate is fixed until 01/27/2031, then SOFR + 109) (Capital Markets)	(d)	1.992%	01/27/2032	250,000	222,093
Goldman Sachs Group, Inc. / The (Rate is fixed until 04/25/2034, then SOFR + 155) (Capital Markets)	(d)	5.851%	04/25/2035	250,000	265,790
HUB International Ltd. (Insurance)	(b)	5.625%	12/01/2029	200,000	199,966
HUB International Ltd. (Insurance)	(b)	7.250%	06/15/2030	25,000	26,248
Huntington Bancshares, Inc. (Rate is fixed until 08/04/2027, then SOFR + 197) (Banks)	(d)	4.443%	08/04/2028	450,000	452,455
Huntington Bancshares, Inc. (Rate is fixed until 02/02/2034, then SOFRINDX + 187) (Banks)	(d)	5.709%	02/02/2035	275,000	287,263
Hyundai Capital America (Consumer Finance)	(b)	5.300%	01/08/2029	675,000	692,457
Jefferies Financial Group, Inc. (Capital Markets)		2.750%	10/15/2032	380,000	330,532
John Deere Capital Corp. (Consumer Finance)		5.050%	03/03/2026	450,000	450,861
John Deere Capital Corp. (Consumer Finance)		3.450%	03/07/2029	270,000	266,173
John Deere Capital Corp. (Consumer Finance)		2.800%	07/18/2029	630,000	605,866
Jones Deslauriers Insurance Management, Inc. (Insurance)	(b)	8.500%	03/15/2030	50,000	52,405
JPMorgan Chase & Co. (Rate is fixed until 04/22/2030, then SOFR + 204) (Banks)	(d)	2.522%	04/22/2031	1,025,000	954,815
JPMorgan Chase & Co. (Rate is fixed until 11/19/2030, then TSFR3M + 111) (Banks)	(d)	1.764%	11/19/2031	100,000	88,838
JPMorgan Chase & Co. (Rate is fixed until 04/22/2031, then TSFR3M + 125) (Banks)	(d)	2.580%	04/22/2032	100,000	91,405

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Core Plus Bond Portfolio (Continued)
Schedule of Investments
December 31, 2025
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
JPMorgan Chase & Co. (Rate is fixed until 01/25/2032, then SOFR + 126) (Banks)	(d)	2.963%	01/25/2033	$200,000	$183,536
JPMorgan Chase & Co. (Rate is fixed until 09/14/2032, then SOFR + 258) (Banks)	(d)	5.717%	09/14/2033	300,000	317,158
JPMorgan Chase & Co. (Rate is fixed until 06/01/2033, then SOFR + 185) (Banks)	(d)	5.350%	06/01/2034	400,000	415,604
JPMorgan Chase & Co. (Rate is fixed until 10/23/2033, then SOFR + 181) (Banks)	(d)	6.254%	10/23/2034	100,000	109,794
JPMorgan Chase & Co. (Rate is fixed until 07/23/2035, then SOFR + 164) (Banks)	(d)	5.576%	07/23/2036	350,000	362,057
KeyCorp (Rate is fixed until 03/06/2034, then SOFRINDX + 242) (Banks)	(d)	6.401%	03/06/2035	350,000	380,168
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. (Mortgage REIT)	(b)	7.000%	07/15/2031	1,000,000	1,060,253
Lincoln Financial Global Funding (Insurance)	(b)	5.300%	01/13/2030	170,000	175,859
M&T Bank Corp. (Rate is fixed until 01/27/2033, then SOFR + 185) (Banks)	(d)	5.053%	01/27/2034	495,000	498,153
M&T Bank Corp. (Rate is fixed until 01/16/2035, then SOFR + 161) (Banks)	(d)	5.385%	01/16/2036	225,000	228,634
Marsh & McLennan Cos., Inc. (Insurance)		4.650%	03/15/2030	325,000	331,515
Mercedes-Benz Finance North America LLC (Consumer Finance)	(b)	4.800%	03/30/2026	750,000	751,395
MetLife, Inc. (Insurance)		6.375%	06/15/2034	400,000	447,507
Metropolitan Life Global Funding I (Insurance)	(b)	5.150%	03/28/2033	230,000	236,658
Morgan Stanley (Capital Markets)		6.250%	08/09/2026	275,000	278,700
Morgan Stanley (Rate is fixed until 01/24/2028, then TSFR3M + 140) (Capital Markets)	(d)	3.772%	01/24/2029	425,000	422,599
Morgan Stanley (Rate is fixed until 02/13/2031, then SOFR + 103) (Capital Markets)	(d)	1.794%	02/13/2032	295,000	259,084
Morgan Stanley (Rate is fixed until 04/28/2031, then SOFR + 102) (Capital Markets)	(d)	1.928%	04/28/2032	250,000	219,339
Morgan Stanley (Rate is fixed until 04/21/2033, then SOFR + 187) (Capital Markets)	(d)	5.250%	04/21/2034	195,000	200,764
Morgan Stanley (Rate is fixed until 07/21/2033, then SOFR + 188) (Capital Markets)	(d)	5.424%	07/21/2034	100,000	104,032
Morgan Stanley (Rate is fixed until 01/18/2034, then SOFR + 173) (Capital Markets)	(d)	5.466%	01/18/2035	140,000	145,527
Morgan Stanley (Rate is fixed until 01/18/2035, then SOFR + 142) (Capital Markets)	(d)	5.587%	01/18/2036	200,000	208,997
Morgan Stanley (Rate is fixed until 10/22/2035, then SOFR + 131) (Capital Markets)	(d)	4.892%	10/22/2036	125,000	123,893
MSD Investment Corp. (Capital Markets)	(b)	6.125%	02/05/2031	1,500,000	1,488,961
Northern Trust Corp. (Capital Markets)		6.125%	11/02/2032	380,000	414,377
Pacific Life Global Funding II (Insurance)	(b)	4.900%	01/11/2029	700,000	714,866
Panther Escrow Issuer LLC (Insurance)	(b)	7.125%	06/01/2031	100,000	103,625
PNC Financial Services Group, Inc. / The (Rate is fixed until 06/06/2032, then SOFRINDX + 185) (Banks)	(d)	4.626%	06/06/2033	630,000	624,406
PNC Financial Services Group, Inc. / The (Rate is fixed until 01/29/2035, then SOFR + 139) (Banks)	(d)	5.575%	01/29/2036	140,000	145,967
Prudential Financial, Inc. (Insurance)		3.700%	03/13/2051	650,000	485,095
Raymond James Financial, Inc. (Capital Markets)		4.900%	09/11/2035	100,000	99,418
Regions Financial Corp. (Rate is fixed until 06/06/2029, then SOFR + 149) (Banks)	(d)	5.722%	06/06/2030	330,000	344,034
Rocket Cos., Inc. (Financial Services)	(b)	6.375%	08/01/2033	25,000	26,065
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(b)	3.625%	03/01/2029	50,000	48,294
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(b)	4.000%	10/15/2033	50,000	46,455
Ryan Specialty LLC (Insurance)	(b)	4.375%	02/01/2030	50,000	49,072
Ryan Specialty LLC (Insurance)	(b)	5.875%	08/01/2032	25,000	25,544
S&P Global, Inc. (Capital Markets)		2.900%	03/01/2032	390,000	359,450
Travelers Cos., Inc. / The (Insurance)		5.450%	05/25/2053	180,000	177,375
Truist Financial Corp. (Rate is fixed until 06/08/2033, then SOFR + 236) (Banks)	(d)	5.867%	06/08/2034	150,000	159,614
U.S. Bancorp (Rate is fixed until 07/22/2032, then SOFR + 211) (Banks)	(d)	4.967%	07/22/2033	500,000	503,754
U.S. Bancorp (Rate is fixed until 06/10/2033, then SOFR + 226) (Banks)	(d)	5.836%	06/12/2034	200,000	213,378
United Wholesale Mortgage LLC (Financial Services)	(b)	5.500%	04/15/2029	50,000	49,642
USI, Inc. (Insurance)	(b)	7.500%	01/15/2032	150,000	157,212
UWM Holdings LLC (Financial Services)	(b)	6.625%	02/01/2030	25,000	25,314
UWM Holdings LLC (Financial Services)	(b)	6.250%	03/15/2031	25,000	24,960
Wells Fargo & Co. (Rate is fixed until 07/25/2028, then SOFR + 174) (Banks)	(d)	5.574%	07/25/2029	250,000	258,969
Wells Fargo & Co. (Rate is fixed until 02/11/2030, then TSFR3M + 126) (Banks)	(d)	2.572%	02/11/2031	525,000	490,342
Wells Fargo & Co. (Rate is fixed until 07/25/2032, then SOFR + 210) (Banks)	(d)	4.897%	07/25/2033	550,000	558,555
Wells Fargo & Co. (Rate is fixed until 04/24/2033, then SOFR + 202) (Banks)	(d)	5.389%	04/24/2034	150,000	156,065
Wells Fargo & Co. (Rate is fixed until 10/23/2033, then SOFR + 206) (Banks)	(d)	6.491%	10/23/2034	200,000	221,389
Wells Fargo & Co. (Rate is fixed until 01/23/2034, then SOFR + 178) (Banks)	(d)	5.499%	01/23/2035	200,000	208,674
Willis North America, Inc. (Insurance)		5.150%	03/15/2036	800,000	800,066
					36,875,287
Health Care–2.3%
180 Medical, Inc. (Health Care Equip. & Supplies)	(b)	5.300%	10/08/2035	200,000	199,303
Abbott Laboratories (Health Care Equip. & Supplies)		3.750%	11/30/2026	510,000	509,984
AbbVie, Inc. (Biotechnology)		4.875%	03/15/2030	400,000	412,130
AbbVie, Inc. (Biotechnology)		4.250%	11/21/2049	750,000	617,666
Aetna, Inc. (Health Care Providers & Svs.)		6.625%	06/15/2036	1,000,000	1,100,166
AHP Health Partners, Inc. (Health Care Providers & Svs.)	(b)	5.750%	07/15/2029	75,000	74,345
Alcon Finance Corp. (Health Care Equip. & Supplies)	(b)	2.600%	05/27/2030	400,000	371,895
Amgen, Inc. (Biotechnology)		5.250%	03/02/2033	265,000	274,318
Amgen, Inc. (Biotechnology)		3.375%	02/21/2050	500,000	355,816
Amgen, Inc. (Biotechnology)		5.650%	03/02/2053	165,000	161,568
AstraZeneca PLC (Pharmaceuticals)		3.125%	06/12/2027	810,000	803,631

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Core Plus Bond Portfolio (Continued)
Schedule of Investments
December 31, 2025
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Health Care (continued)
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(b)	4.625%	07/15/2028	$50,000	$49,728
Becton Dickinson & Co. (Health Care Equip. & Supplies)		3.794%	05/20/2050	168,000	125,640
Biogen, Inc. (Biotechnology)		3.150%	05/01/2050	300,000	193,791
Bristol-Myers Squibb Co. (Pharmaceuticals)		3.700%	03/15/2052	270,000	198,383
Bristol-Myers Squibb Co. (Pharmaceuticals)		5.550%	02/22/2054	185,000	181,684
CVS Health Corp. (Health Care Providers & Svs.)		4.250%	04/01/2050	550,000	425,814
Danaher Corp. (Life Sciences Tools & Svs.)		2.600%	10/01/2050	820,000	500,478
Elevance Health, Inc. (Health Care Providers & Svs.)		4.750%	02/15/2033	380,000	381,171
Elevance Health, Inc. (Health Care Providers & Svs.)		5.000%	01/15/2036	250,000	248,490
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)		6.377%	11/22/2052	255,000	278,066
Gilead Sciences, Inc. (Biotechnology)		5.250%	10/15/2033	190,000	199,660
HCA, Inc. (Health Care Providers & Svs.)		5.200%	06/01/2028	115,000	117,826
HCA, Inc. (Health Care Providers & Svs.)		3.500%	07/15/2051	600,000	406,682
HCA, Inc. (Health Care Providers & Svs.)		6.000%	04/01/2054	110,000	109,357
HealthEquity, Inc. (Health Care Providers & Svs.)	(b)	4.500%	10/01/2029	75,000	73,680
IQVIA, Inc. (Life Sciences Tools & Svs.)	(b)	6.250%	06/01/2032	50,000	52,246
Medline Borrower LP (Health Care Equip. & Supplies)	(b)	3.875%	04/01/2029	25,000	24,408
Medline Borrower LP (Health Care Equip. & Supplies)	(b)	5.250%	10/01/2029	150,000	150,811
Opal Bidco SAS (Pharmaceuticals)	(b)	6.500%	03/31/2032	200,000	204,844
Pfizer Investment Enterprises Pte Ltd. (Pharmaceuticals)		4.450%	05/19/2028	400,000	405,303
Pfizer Investment Enterprises Pte Ltd. (Pharmaceuticals)		4.750%	05/19/2033	350,000	353,711
Pfizer Investment Enterprises Pte Ltd. (Pharmaceuticals)		5.300%	05/19/2053	275,000	260,391
Raven Acquisition Holdings LLC (Health Care Providers & Svs.)	(b)	6.875%	11/15/2031	50,000	51,517
Regeneron Pharmaceuticals, Inc. (Biotechnology)		2.800%	09/15/2050	527,000	321,404
Select Medical Corp. (Health Care Providers & Svs.)	(b)	6.250%	12/01/2032	75,000	73,331
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)		2.050%	03/31/2030	350,000	319,803
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)		3.025%	07/09/2040	400,000	306,178
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.625%	06/15/2028	50,000	50,093
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.125%	10/01/2028	17,000	17,076
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.250%	06/01/2029	25,000	24,627
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.750%	05/15/2031	25,000	26,013
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		5.050%	04/15/2053	400,000	360,790
Zoetis, Inc. (Pharmaceuticals)		3.000%	05/15/2050	600,000	397,441
					11,771,259
Industrials–2.4%
Air Lease Corp. (Trading Companies & Distributors)		5.850%	12/15/2027	270,000	277,546
Airbus SE (Aerospace & Defense)	(b)	3.150%	04/10/2027	800,000	792,936
Allied Universal Holdco LLC (Commercial Svs. & Supplies)	(b)	7.875%	02/15/2031	100,000	105,388
BAE Systems PLC (Aerospace & Defense)	(b)	3.000%	09/15/2050	500,000	333,767
Boeing Co. / The (Aerospace & Defense)		2.196%	02/04/2026	475,000	474,096
Boeing Co. / The (Aerospace & Defense)		5.805%	05/01/2050	350,000	344,258
Brink's Co. / The (Commercial Svs. & Supplies)	(b)	6.500%	06/15/2029	25,000	25,885
Brink's Co. / The (Commercial Svs. & Supplies)	(b)	6.750%	06/15/2032	25,000	26,051
Burlington Northern Santa Fe LLC (Ground Transportation)		5.200%	04/15/2054	350,000	329,389
CACI International, Inc. (Professional Svs.)	(b)	6.375%	06/15/2033	25,000	25,867
Canadian Pacific Railway Co. (Ground Transportation)		1.750%	12/02/2026	90,000	88,243
Canadian Pacific Railway Co. (Ground Transportation)		3.000%	12/02/2041	75,000	56,057
Canadian Pacific Railway Co. (Ground Transportation)		3.500%	05/01/2050	675,000	485,909
Carrier Global Corp. (Building Products)		5.900%	03/15/2034	130,000	139,448
Carrier Global Corp. (Building Products)		6.200%	03/15/2054	160,000	172,997
Clarivate Science Holdings Corp. (Professional Svs.)	(b)	4.875%	07/01/2029	75,000	70,913
CNH Industrial N.V. (Machinery)		3.850%	11/15/2027	425,000	423,405
EMRLD Borrower LP / Emerald Co-Issuer, Inc. (Electrical Equip.)	(b)	6.625%	12/15/2030	75,000	78,113
EMRLD Borrower LP / Emerald Co-Issuer, Inc. (Electrical Equip.)	(b)	6.750%	07/15/2031	25,000	26,350
ERAC U.S.A. Finance LLC (Ground Transportation)	(b)	4.600%	05/01/2028	150,000	151,963
Garda World Security Corp. (Commercial Svs. & Supplies)	(b)	6.000%	06/01/2029	25,000	24,517
Garda World Security Corp. (Commercial Svs. & Supplies)	(b)	6.500%	01/15/2031	25,000	25,582
Garda World Security Corp. (Commercial Svs. & Supplies)	(b)	8.250%	08/01/2032	50,000	50,816
Garda World Security Corp. (Commercial Svs. & Supplies)	(b)	8.375%	11/15/2032	100,000	101,861
Gates Corp. (Machinery)	(b)	6.875%	07/01/2029	50,000	51,924
General Dynamics Corp. (Aerospace & Defense)		1.150%	06/01/2026	745,000	736,749
HEICO Corp. (Aerospace & Defense)		5.350%	08/01/2033	330,000	341,841
Herc Holdings, Inc. (Trading Companies & Distributors)	(b)	7.000%	06/15/2030	50,000	52,621
Honeywell International, Inc. (Industrial Conglomerates)		2.800%	06/01/2050	370,000	241,764
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		3.483%	12/01/2027	560,000	553,528
Ingersoll Rand, Inc. (Machinery)		5.450%	06/15/2034	110,000	114,453
Ingersoll Rand, Inc. (Machinery)		5.700%	06/15/2054	180,000	180,452
Madison IAQ LLC (Commercial Svs. & Supplies)	(b)	5.875%	06/30/2029	100,000	99,393

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Core Plus Bond Portfolio (Continued)
Schedule of Investments
December 31, 2025
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Industrials (continued)
Masco Corp. (Building Products)		3.500%	11/15/2027	$200,000	$197,954
Masterbrand, Inc. (Building Products)	(b)	7.000%	07/15/2032	25,000	25,901
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC (Building Products)	(b)	6.750%	04/01/2032	25,000	25,630
Northrop Grumman Corp. (Aerospace & Defense)		3.250%	01/15/2028	625,000	616,981
Republic Services, Inc. (Commercial Svs. & Supplies)		4.875%	04/01/2029	200,000	204,966
Republic Services, Inc. (Commercial Svs. & Supplies)		2.375%	03/15/2033	200,000	174,634
RTX Corp. (Aerospace & Defense)		5.150%	02/27/2033	630,000	650,665
Ryder System, Inc. (Ground Transportation)		5.250%	06/01/2028	250,000	256,632
Science Applications International Corp. (Professional Svs.)	(b)	4.875%	04/01/2028	50,000	49,867
SPX FLOW, Inc. (Machinery)	(b)	8.750%	04/01/2030	75,000	77,374
SS&C Technologies, Inc. (Professional Svs.)	(b)	5.500%	09/30/2027	75,000	75,068
Standard Building Solutions, Inc. (Building Products)	(b)	6.500%	08/15/2032	50,000	51,476
Standard Building Solutions, Inc. (Building Products)	(b)	6.250%	08/01/2033	25,000	25,538
Textron, Inc. (Aerospace & Defense)		3.650%	03/15/2027	500,000	497,383
TransDigm, Inc. (Aerospace & Defense)	(b)	6.750%	08/15/2028	25,000	25,440
TransDigm, Inc. (Aerospace & Defense)	(b)	6.375%	03/01/2029	25,000	25,782
TransDigm, Inc. (Aerospace & Defense)	(b)	6.875%	12/15/2030	25,000	26,163
TransDigm, Inc. (Aerospace & Defense)	(b)	6.625%	03/01/2032	25,000	26,011
TransDigm, Inc. (Aerospace & Defense)	(b)	6.375%	05/31/2033	50,000	51,306
TransDigm, Inc. (Aerospace & Defense)	(b)	6.750%	01/31/2034	25,000	26,042
Uber Technologies, Inc. (Ground Transportation)		4.300%	01/15/2030	245,000	246,530
Union Pacific Corp. (Ground Transportation)		2.375%	05/20/2031	585,000	536,481
United Parcel Service, Inc. (Air Freight & Logistics)		4.875%	03/03/2033	450,000	463,475
United Rentals North America, Inc. (Trading Companies & Distributors)		4.875%	01/15/2028	25,000	25,002
United Rentals North America, Inc. (Trading Companies & Distributors)		3.875%	02/15/2031	50,000	47,685
Verisk Analytics, Inc. (Professional Svs.)		4.125%	03/15/2029	400,000	399,208
Waste Connections, Inc. (Commercial Svs. & Supplies)		2.600%	02/01/2030	200,000	188,605
Waste Connections, Inc. (Commercial Svs. & Supplies)		4.200%	01/15/2033	200,000	195,908
Watco Cos. LLC / Watco Finance Corp. (Ground Transportation)	(b)	7.125%	08/01/2032	25,000	26,183
WESCO Distribution, Inc. (Trading Companies & Distributors)	(b)	7.250%	06/15/2028	25,000	25,363
WESCO Distribution, Inc. (Trading Companies & Distributors)	(b)	6.375%	03/15/2029	25,000	25,817
WESCO Distribution, Inc. (Trading Companies & Distributors)	(b)	6.375%	03/15/2033	25,000	26,102
White Cap Supply Holdings LLC (Building Products)	(b)	7.375%	11/15/2030	50,000	51,721
Xylem, Inc. (Machinery)		2.250%	01/30/2031	155,000	140,637
					12,513,612
Information Technology–1.6%
Apple, Inc. (Tech. Hardware, Storage & Periph.)		4.000%	05/10/2028	625,000	629,750
Apple, Inc. (Tech. Hardware, Storage & Periph.)		2.375%	02/08/2041	475,000	342,601
AppLovin Corp. (Software)		5.500%	12/01/2034	155,000	159,255
Autodesk, Inc. (Software)		5.300%	06/15/2035	140,000	143,559
Broadcom, Inc. (Semiconductors & Equip.)		5.050%	07/12/2029	340,000	350,056
Broadcom, Inc. (Semiconductors & Equip.)		3.469%	04/15/2034	435,000	396,652
Broadcom, Inc. (Semiconductors & Equip.)		4.900%	02/15/2038	265,000	259,786
Capstone Borrower, Inc. (Software)	(b)	8.000%	06/15/2030	75,000	77,248
Cisco Systems, Inc. (Communications Equip.)		4.750%	02/24/2030	350,000	359,798
Cloud Software Group, Inc. (Software)	(b)	6.500%	03/31/2029	50,000	50,654
Cloud Software Group, Inc. (Software)	(b)	9.000%	09/30/2029	75,000	78,113
Cloud Software Group, Inc. (Software)	(b)	8.250%	06/30/2032	50,000	52,252
Coherent Corp. (Electronic Equip., Instr. & Comp.)	(b)	5.000%	12/15/2029	50,000	49,831
CoreWeave, Inc. (IT Svs.)	(b)	9.000%	02/01/2031	25,000	22,913
Dell International LLC / EMC Corp. (Tech. Hardware, Storage & Periph.)		5.000%	04/01/2030	280,000	286,938
Dell International LLC / EMC Corp. (Tech. Hardware, Storage & Periph.)		5.100%	02/15/2036	300,000	296,269
Elastic N.V. (Software)	(b)	4.125%	07/15/2029	50,000	48,423
Ellucian Holdings, Inc. (Software)	(b)	6.500%	12/01/2029	25,000	25,491
Entegris, Inc. (Semiconductors & Equip.)	(b)	5.950%	06/15/2030	75,000	76,501
Fortinet, Inc. (Software)		1.000%	03/15/2026	470,000	466,863
Gen Digital, Inc. (Software)	(b)	6.250%	04/01/2033	75,000	77,342
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		5.000%	10/15/2034	400,000	396,486
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		5.600%	10/15/2054	180,000	166,770
Insight Enterprises, Inc. (Electronic Equip., Instr. & Comp.)	(b)	6.625%	05/15/2032	50,000	51,400
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)		5.350%	07/30/2030	200,000	208,580
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)		4.950%	10/15/2034	240,000	241,730
Leidos, Inc. (IT Svs.)		4.375%	05/15/2030	325,000	324,598
NCR Voyix Corp. (Software)	(b)	5.125%	04/15/2029	25,000	24,824
Open Text Corp. (Software)	(b)	6.900%	12/01/2027	25,000	26,008
Open Text Corp. (Software)	(b)	3.875%	12/01/2029	25,000	23,726
Oracle Corp. (Software)		6.250%	11/09/2032	300,000	312,723
Oracle Corp. (Software)		5.375%	09/27/2054	315,000	254,764

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Core Plus Bond Portfolio (Continued)
Schedule of Investments
December 31, 2025
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Information Technology (continued)
Rocket Software, Inc. (Software)	(b)	9.000%	11/28/2028	$25,000	$25,779
Roper Technologies, Inc. (Software)		4.900%	10/15/2034	525,000	523,854
Seagate Data Storage Technology Pte. Ltd. (Tech. Hardware, Storage & Periph.)	(b)	8.250%	12/15/2029	25,000	26,511
Seagate Data Storage Technology Pte. Ltd. (Tech. Hardware, Storage & Periph.)	(b)	5.875%	07/15/2030	25,000	25,772
Seagate Data Storage Technology Pte. Ltd. (Tech. Hardware, Storage & Periph.)	(b)	9.625%	12/01/2032	39,000	44,276
Synaptics, Inc. (Semiconductors & Equip.)	(b)	4.000%	06/15/2029	50,000	48,404
Trimble, Inc. (Software)		6.100%	03/15/2033	250,000	269,186
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(b)	4.000%	03/01/2029	25,000	24,416
UKG, Inc. (Software)	(b)	6.875%	02/01/2031	75,000	77,041
VeriSign, Inc. (IT Svs.)		2.700%	06/15/2031	510,000	464,295
Viavi Solutions, Inc. (Communications Equip.)	(b)	3.750%	10/01/2029	50,000	47,856
VMware LLC (Software)		1.400%	08/15/2026	240,000	236,454
VMware LLC (Software)		2.200%	08/15/2031	190,000	168,825
Zebra Technologies Corp. (Electronic Equip., Instr. & Comp.)	(b)	6.500%	06/01/2032	25,000	25,843
					8,290,416
Materials–0.4%
Anglo American Capital PLC (Metals & Mining)	(b)	2.875%	03/17/2031	375,000	346,288
Ardagh Metal Packaging Finance U.S.A. LLC / Ardagh Metal Packaging Finance PLC (Containers & Packaging)	(b)	4.000%	09/01/2029	200,000	188,277
Ball Corp. (Containers & Packaging)		6.000%	06/15/2029	25,000	25,697
Celanese U.S. Holdings LLC (Chemicals)		6.750%	04/15/2033	50,000	49,738
Clydesdale Acquisition Holdings, Inc. (Containers & Packaging)	(b)	6.875%	01/15/2030	50,000	51,250
Clydesdale Acquisition Holdings, Inc. (Containers & Packaging)	(b)	8.750%	04/15/2030	25,000	25,417
Clydesdale Acquisition Holdings, Inc. (Containers & Packaging)	(b)	6.750%	04/15/2032	50,000	51,414
Coeur Mining, Inc. (Metals & Mining)	(b)	5.125%	02/15/2029	25,000	24,826
Freeport-McMoRan, Inc. (Metals & Mining)		5.400%	11/14/2034	250,000	257,762
Glencore Funding LLC (Metals & Mining)	(b)	3.375%	09/23/2051	350,000	235,540
Graphic Packaging International LLC (Containers & Packaging)	(b)	3.500%	03/01/2029	25,000	23,919
Graphic Packaging International LLC (Containers & Packaging)	(b)	3.750%	02/01/2030	25,000	23,632
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. (Chemicals)	(b)	9.000%	07/01/2028	11,000	11,015
Quikrete Holdings, Inc. (Construction Materials)	(b)	6.375%	03/01/2032	25,000	26,022
Quikrete Holdings, Inc. (Construction Materials)	(b)	6.750%	03/01/2033	25,000	26,107
RPM International, Inc. (Chemicals)		4.550%	03/01/2029	100,000	101,147
Sealed Air Corp. (Containers & Packaging)	(b)	4.000%	12/01/2027	25,000	24,870
Sealed Air Corp. (Containers & Packaging)	(b)	6.500%	07/15/2032	25,000	25,934
Sealed Air Corp. / Sealed Air Corp. U.S. (Containers & Packaging)	(b)	7.250%	02/15/2031	25,000	26,034
Solstice Advanced Materials, Inc. (Chemicals)	(b)	5.625%	09/30/2033	25,000	25,220
Trivium Packaging Finance B.V. (Containers & Packaging)	(b)	12.250%	01/15/2031	200,000	217,007
W.R. Grace Holdings LLC (Chemicals)	(b)	6.625%	08/15/2032	25,000	25,319
WRKCo, Inc. (Containers & Packaging)		4.000%	03/15/2028	325,000	324,169
					2,136,604
Real Estate–1.4%
Alexandria Real Estate Equities, Inc. (Health Care REITs)		1.875%	02/01/2033	530,000	434,035
American Tower Corp. (Specialized REITs)		2.700%	04/15/2031	500,000	459,103
AvalonBay Communities, Inc. (Residential REITs)		3.350%	05/15/2027	725,000	719,387
Boston Properties LP (Office REITs)		3.650%	02/01/2026	650,000	649,522
Camden Property Trust (Residential REITs)		4.900%	01/15/2034	500,000	506,202
Healthcare Realty Holdings LP (Health Care REITs)		2.000%	03/15/2031	525,000	460,464
Healthpeak OP LLC (Health Care REITs)		4.750%	01/15/2033	300,000	298,366
Iron Mountain, Inc. (Specialized REITs)	(b)	7.000%	02/15/2029	50,000	51,361
Iron Mountain, Inc. (Specialized REITs)	(b)	6.250%	01/15/2033	25,000	25,209
Kimco Realty OP LLC (Retail REITs)		2.700%	10/01/2030	650,000	609,166
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(b)	4.250%	01/15/2029	50,000	48,694
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(b)	7.375%	02/15/2031	25,000	26,462
Piedmont Operating Partnership LP (Office REITs)		2.750%	04/01/2032	300,000	257,558
Regency Centers LP (Retail REITs)		2.950%	09/15/2029	875,000	839,127
RHP Hotel Properties LP / RHP Finance Corp. (Hotel & Resort REITs)	(b)	6.500%	04/01/2032	25,000	25,927
RHP Hotel Properties LP / RHP Finance Corp. (Hotel & Resort REITs)	(b)	6.500%	06/15/2033	25,000	25,988
UDR, Inc. (Residential REITs)		3.500%	01/15/2028	800,000	790,917
W.P. Carey, Inc. (Diversified REITs)		3.850%	07/15/2029	350,000	345,040
Welltower OP LLC (Health Care REITs)		4.250%	04/01/2026	475,000	475,017
XHR LP (Hotel & Resort REITs)	(b)	6.625%	05/15/2030	50,000	51,604
					7,099,149
Utilities–2.4%
Ameren Corp. (Multi-Utilities)		1.750%	03/15/2028	1,000,000	950,586
American Electric Power Co., Inc. (Electric Utilities)		5.625%	03/01/2033	380,000	399,075
Black Hills Corp. (Multi-Utilities)		2.500%	06/15/2030	370,000	343,193

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Core Plus Bond Portfolio (Continued)
Schedule of Investments
December 31, 2025
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Utilities (continued)
Calpine Corp. (Ind. Power & Renewable Elec.)	(b)	5.000%	02/01/2031	$50,000	$50,780
Calpine Corp. (Ind. Power & Renewable Elec.)	(b)	3.750%	03/01/2031	25,000	24,134
Constellation Energy Generation LLC (Electric Utilities)		5.800%	03/01/2033	400,000	426,870
Constellation Energy Generation LLC (Electric Utilities)		6.125%	01/15/2034	90,000	97,553
Dominion Energy, Inc. (Multi-Utilities)		1.450%	04/15/2026	670,000	665,009
Duke Energy Corp. (Electric Utilities)		4.950%	09/15/2035	300,000	297,483
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	450,000	341,252
Electricite de France SA (Electric Utilities)	(b)	6.250%	05/23/2033	445,000	482,121
Emera U.S. Finance LP (Electric Utilities)		3.550%	06/15/2026	400,000	398,707
Emera U.S. Finance LP (Electric Utilities)		4.750%	06/15/2046	200,000	170,703
Enel Finance International N.V. (Electric Utilities)	(b)	2.500%	07/12/2031	750,000	674,639
Eversource Energy (Electric Utilities)		3.350%	03/15/2026	670,000	668,728
Exelon Corp. (Electric Utilities)		4.050%	04/15/2030	1,175,000	1,163,366
Exelon Corp. (Electric Utilities)		4.100%	03/15/2052	155,000	119,603
FirstEnergy Corp. (Electric Utilities)		2.650%	03/01/2030	250,000	233,095
National Fuel Gas Co. (Gas Utilities)		2.950%	03/01/2031	220,000	200,700
NextEra Energy Capital Holdings, Inc. (Electric Utilities)		3.550%	05/01/2027	600,000	596,423
NextEra Energy Capital Holdings, Inc. (Electric Utilities)		5.050%	03/15/2030	250,000	257,909
NextEra Energy Capital Holdings, Inc. (Electric Utilities)		2.250%	06/01/2030	600,000	551,786
NiSource, Inc. (Multi-Utilities)		5.250%	03/30/2028	105,000	107,648
NiSource, Inc. (Multi-Utilities)		5.400%	06/30/2033	500,000	518,509
NRG Energy, Inc. (Electric Utilities)	(b)	5.750%	07/15/2029	25,000	24,878
NRG Energy, Inc. (Electric Utilities)	(b)	3.875%	02/15/2032	28,000	26,145
NRG Energy, Inc. (Electric Utilities)	(b)	6.250%	11/01/2034	25,000	25,675
NRG Energy, Inc. (Electric Utilities)	(b)	6.000%	01/15/2036	25,000	25,331
PPL Capital Funding, Inc. (Electric Utilities)		3.100%	05/15/2026	200,000	199,340
Puget Energy, Inc. (Electric Utilities)		2.379%	06/15/2028	685,000	655,471
Sempra (Multi-Utilities)		3.700%	04/01/2029	590,000	580,684
Southern Co. / The (Rate is fixed until 01/15/2026, then H15T5Y + 373) (Electric Utilities)	(d)	4.000%	01/15/2051	500,000	499,700
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		5.875%	03/01/2027	25,000	25,021
TerraForm Power Operating LLC (Ind. Power & Renewable Elec.)	(b)	5.000%	01/31/2028	75,000	74,931
TerraForm Power Operating LLC (Ind. Power & Renewable Elec.)	(b)	4.750%	01/15/2030	25,000	24,290
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(b)	7.750%	10/15/2031	25,000	26,479
VoltaGrid LLC (Electric Utilities)	(b)	7.375%	11/01/2030	25,000	24,769
WBI Operating LLC (Water Utilities)	(b)	6.250%	10/15/2030	25,000	25,151
WEC Energy Group, Inc. (Multi-Utilities)		2.200%	12/15/2028	190,000	180,461
XPLR Infrastructure Operating Partners LP (Electric Utilities)	(b)	7.250%	01/15/2029	50,000	51,231
XPLR Infrastructure Operating Partners LP (Electric Utilities)	(b)	8.625%	03/15/2033	25,000	26,300
					12,235,729
Total Corporate Bonds (Cost $123,059,623)					$118,030,952

U.S. Government Agency Mortgage-Backed Securities–20.4%	Rate	Maturity	Face Amount	Value
Fannie Mae Pool FN BM4333	3.500%	12/01/2047	$751,087	$705,969
Fannie Mae Pool FN BN6715	4.000%	06/01/2049	2,080,912	2,007,734
Fannie Mae Pool FN BP2797	2.500%	05/01/2050	1,103,830	943,720
Fannie Mae Pool FN BP6700	2.500%	09/01/2050	3,095,558	2,676,361
Fannie Mae Pool FN BP8188	2.000%	09/01/2050	4,818,871	3,955,169
Fannie Mae Pool FN BR1844	2.500%	01/01/2051	875,875	755,492
Fannie Mae Pool FN BW7264	5.500%	11/01/2052	988,000	1,005,832
Fannie Mae Pool FN BW7449	5.000%	11/01/2052	896,558	897,554
Fannie Mae Pool FN BX5678	5.500%	01/01/2053	1,440,615	1,464,937
Fannie Mae Pool FN CA4819	4.000%	12/01/2049	728,925	701,147
Fannie Mae Pool FN CA5348	3.500%	03/01/2050	1,093,192	1,021,403
Fannie Mae Pool FN CA5706	2.500%	05/01/2050	1,495,949	1,282,648
Fannie Mae Pool FN CA6998	3.000%	09/01/2050	2,257,803	2,015,007
Fannie Mae Pool FN CA8118	2.000%	12/01/2050	1,444,505	1,179,539
Fannie Mae Pool FN CB3335	4.500%	04/01/2052	2,702,138	2,682,233
Fannie Mae Pool FN CB9426	4.500%	11/01/2054	1,924,247	1,879,003
Fannie Mae Pool FN FA0970	6.000%	03/01/2055	2,568,015	2,639,569
Fannie Mae Pool FN FA1974	6.500%	06/01/2055	1,716,334	1,792,986
Fannie Mae Pool FN FM3734	3.500%	09/01/2049	834,584	792,197
Fannie Mae Pool FN FM3919	4.000%	05/01/2049	567,062	545,306
Fannie Mae Pool FN FM4122	2.000%	08/01/2050	4,832,388	3,990,852
Fannie Mae Pool FN FM4532	3.000%	09/01/2050	2,369,888	2,120,935
Fannie Mae Pool FN FM6708	2.500%	01/01/2051	2,400,106	2,069,741
Fannie Mae Pool FN FM7706	3.500%	08/01/2050	2,393,059	2,241,662
Fannie Mae Pool FN FM8745	2.500%	09/01/2051	2,467,785	2,095,149
Fannie Mae Pool FN FS2037	1.500%	05/01/2037	3,240,224	2,932,838

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Core Plus Bond Portfolio (Continued)
Schedule of Investments
December 31, 2025
U.S. Government Agency Mortgage-Backed Securities (Continued)	Rate	Maturity	Face Amount	Value
Fannie Mae Pool FN MA4138	1.500%	09/01/2050	$3,412,153	$2,635,403
Fannie Mae Pool FN MA4255	2.000%	02/01/2051	1,351,931	1,102,315
Fannie Mae Pool FN MA4536	2.000%	02/01/2037	1,833,770	1,698,516
Fannie Mae Pool FN MA4593	4.000%	03/01/2052	561,856	535,998
Fannie Mae Pool FN MA5389	6.000%	06/01/2054	1,068,419	1,097,360
Fannie Mae Pool FN MA5498	6.000%	10/01/2054	1,147,797	1,178,635
Freddie Mac Pool FR QF1237	5.000%	10/01/2052	2,161,445	2,164,131
Freddie Mac Pool FR QF1648	5.000%	10/01/2052	628,679	631,819
Freddie Mac Pool FR QJ3044	5.500%	09/01/2054	1,679,475	1,704,360
Freddie Mac Pool FR RA3575	2.000%	09/01/2050	4,666,936	3,830,640
Freddie Mac Pool FR RA7279	3.500%	05/01/2052	1,162,857	1,083,365
Freddie Mac Pool FR SB8148	2.000%	04/01/2037	1,619,377	1,498,968
Freddie Mac Pool FR SB8149	2.500%	04/01/2037	1,574,791	1,489,533
Freddie Mac Pool FR SD0625	2.500%	05/01/2051	1,704,562	1,460,868
Freddie Mac Pool FR SD5958	6.500%	08/01/2054	1,363,654	1,419,844
Freddie Mac Pool FR SD7505	4.500%	08/01/2049	536,829	534,031
Freddie Mac Pool FR SD8148	3.000%	05/01/2051	1,138,877	1,013,117
Freddie Mac Pool FR SD8214	3.500%	05/01/2052	503,850	466,952
Freddie Mac Pool FR SD8218	2.000%	06/01/2052	1,253,124	1,015,743
Freddie Mac Pool FR SD8220	3.000%	06/01/2052	1,214,419	1,076,125
Freddie Mac Pool FR SD8342	5.500%	07/01/2053	1,975,818	2,009,266
Freddie Mac Pool FR SD8368	6.000%	10/01/2053	1,380,971	1,420,974
Freddie Mac Pool FR SD8469	5.500%	10/01/2054	892,771	905,635
Freddie Mac Pool FR SD8491	5.000%	12/01/2054	1,609,166	1,605,711
Freddie Mac Pool FR ZT1257	3.000%	01/01/2046	520,629	483,239
Ginnie Mae II Pool G2 MA7589	2.500%	09/20/2051	4,894,525	4,224,136
Ginnie Mae II Pool G2 MA7706	3.000%	11/20/2051	4,530,731	4,076,293
Ginnie Mae II Pool G2 MA8041	2.000%	05/20/2052	5,168,648	4,281,926
Ginnie Mae II Pool G2 MA8044	3.500%	05/20/2052	1,489,810	1,372,220
Ginnie Mae II Pool G2 MA8800	5.000%	04/20/2053	2,502,761	2,506,637
Ginnie Mae II Pool G2 MA8945	4.000%	06/20/2053	2,874,550	2,738,724
Ginnie Mae II Pool G2 MA8946	4.500%	06/20/2053	2,129,697	2,083,561
Ginnie Mae II Pool G2 MA8948	5.500%	06/20/2053	1,102,335	1,119,756
Ginnie Mae II Pool G2 MA8949	6.000%	06/20/2053	574,045	588,325
Ginnie Mae II Pool G2 MA9906	5.500%	09/20/2054	1,224,928	1,239,166
Total U.S. Government Agency Mortgage-Backed Securities (Cost $111,735,233)				$104,688,275

Asset-Backed / Mortgage-Backed Securities–8.1%		Rate	Maturity	Face Amount	Value
Financials–8.1%
AB BSL CLO 7 Ltd. 2025-7A A1	(b)	TSFR3M + 123	01/15/2039	$7,500,000	$7,500,000
AB BSL CLO 7 Ltd. 2025-7A B	(b)	TSFR3M + 160	01/15/2039	2,500,000	2,500,000
BANK 2022-BNK40 A4		3.390%	03/15/2064	660,000	617,613
BBCMS Mortgage Trust 2024-5C27 A2		5.550%	07/15/2057	1,373,769	1,419,507
Benchmark 2020-B19 A5		1.850%	09/15/2053	1,150,000	1,019,696
Benchmark 2021-B26 A2		1.957%	06/15/2054	268,495	265,095
Freddie Mac Multifamily Structured Pass Through Certificates K108 A2		1.517%	03/25/2030	400,000	363,495
Freddie Mac Multifamily Structured Pass Through Certificates K109 A2		1.558%	04/25/2030	400,000	362,767
GS Mortgage-Backed Securities Trust 2022-PJ3 A4	(b)	2.500%	08/25/2052	1,550,366	1,291,770
Home Partners of America 2022-1 B	(b)	4.330%	04/17/2039	724,926	721,588
J.P. Morgan Mortgage Trust 2022-1 A2	(b)	3.000%	07/25/2052	1,148,722	1,006,702
J.P. Morgan Mortgage Trust 2022-2 A3	(b)	2.500%	08/25/2052	1,526,783	1,278,838
J.P. Morgan Mortgage Trust 2022-3 A3	(b)	2.500%	08/25/2052	1,548,197	1,296,697
Madison Park Funding LXI Ltd. 2023-61A AR	(b)	TSFR3M + 122	01/20/2039	7,500,000	7,500,000
Madison Park Funding LXI Ltd. 2023-61A BR	(b)	TSFR3M + 160	01/20/2039	2,500,000	2,500,000
MMAF Equipment Finance LLC 2020-A5	(b)	1.560%	10/09/2042	750,000	726,406
Navient Private Education Refi Loan Trust 2020-FA A	(b)	1.220%	07/15/2069	72,298	68,594
Palmer Square CLO 2023-3A AR	(b)	TSFR3M + 122	01/20/2039	7,500,000	7,500,000
Palmer Square CLO 2023-3A BR	(b)	TSFR3M + 155	01/20/2039	2,500,000	2,500,000
Progress Residential 2022-SFR4 B	(b)	4.788%	05/17/2041	800,000	797,174
SMB Private Education Loan Trust 2020-B A1A	(b)	1.290%	07/15/2053	179,506	171,583
Total Asset-Backed / Mortgage-Backed Securities (Cost $42,355,067)					$41,407,525

Sovereign Debt Issues–0.3%	Rate	Maturity	Face Amount	Value
Mexico Government International Bond	3.750%	01/11/2028	$625,000	$618,750
Mexico Government International Bond	5.625%	09/22/2035	400,000	394,400
Mexico Government International Bond	4.500%	01/31/2050	525,000	397,162
Total Sovereign Debt Issues (Cost $1,595,743)				$1,410,312

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Core Plus Bond Portfolio (Continued)
Schedule of Investments
December 31, 2025
Common Stocks–0.0%		Shares	Value
Communication Services–0.0%
Audacy, Inc. (Media)	(e)(f)	113	$2,599
Total Common Stocks (Cost $77,814)			$2,599

Warrants–0.0%		Expiration	Strike Price	Quantity	Value
Communication Services–0.0%
Audacy, Inc. Second Lien Warrants (Media)	(e)(f)	09/30/2028	$77.10	23	$—
Audacy, Inc. Second Lien Warrants (with Black-Scholes protections) (Media)	(e)(f)	09/30/2028	77.10	137	—
Total Warrants (Cost $47)					$—
Total Investments – 97.6% (Cost $520,098,695)	(g)				$501,762,217
Other Assets in Excess of Liabilities – 2.4%	(h)				12,499,981
Net Assets – 100.0%					$514,262,198

Percentages are stated as a percent of net assets.

Abbreviations:
CLO:	Collateralized Loan Obligation
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 3.730% at 12/31/2025
PIK:	Payment-in-Kind
REITs:	Real Estate Investment Trusts
SOFR:	Secured Overnight Financing Rate, 3.870% at 12/31/2025
SOFRINDX:	Secured Overnight Financing Rate ("SOFR") Compounded Index, 1.226% at 12/31/2025
TSFR3M:	Quarterly CME Term Secured Overnight Financing Rate ("SOFR"), 3.652% at 12/31/2025

Footnotes:
(a)	Zero coupon bond. Rate disclosed is the current yield as of December 31, 2025
(b)
Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At December 31, 2025, the value of these securities totaled $62,139,944, or 12.1% of the Portfolio’s net assets.

(c)	Issuer of the security has the option to make coupon payments in cash or in additional par value of this bond (Payment-in-Kind).
(d)
Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at December 31, 2025.

(e)	Level 3 security in accordance with the fair value hierarchy, value determined using significant unobservable inputs.
(f)	Non-income producing security.
(g)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
(h)	Includes $1,060,162 of cash pledged as collateral for the futures contracts outstanding at December 31, 2025. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
December 31, 2025
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT 10-Year U.S. Ultra Bond - Long	195	March 20, 2026	$22,530,580	$22,428,047	$(102,533)	$(36,562)
CBT U.S. Long Bond - Long	68	March 20, 2026	7,863,613	7,860,375	(3,238)	(14,875)
CBT 2-Year U.S. Treasury Note - Long	320	March 31, 2026	66,832,500	66,812,500	(20,000)	(22,500)
CBT 5-Year U.S. Treasury Note - Long	105	March 31, 2026	11,512,266	11,476,992	(35,274)	(12,305)
			$108,738,959	$108,577,914	$(161,045)	$(86,242)
 Short Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT 10-Year U.S. Treasury Note - Short	175	March 20, 2026	$(19,794,141)	$(19,676,563)	$117,578	$35,546
CBT U.S. Ultra Bond - Short	26	March 20, 2026	(3,119,188)	(3,068,000)	51,188	9,750
			$(22,913,329)	$(22,744,563)	$168,766	$45,296
Total Futures Contracts			$85,825,630	$85,833,351	$7,721	$(40,946)
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Intech U.S. Low Volatility Portfolio
Schedule of Investments
December 31, 2025

Common Stocks–99.2%		Shares	Value
Communication Services–10.3%
Alphabet, Inc. Class A (Interactive Media & Svs.)		38,028	$11,902,764
Alphabet, Inc. Class C (Interactive Media & Svs.)		30,502	9,571,528
AT&T, Inc. (Diversified Telecom. Svs.)		159,894	3,971,767
Comcast Corp. Class A (Media)		52,530	1,570,122
Electronic Arts, Inc. (Entertainment)		15,031	3,071,284
Fox Corp. Class A (Media)		13,230	966,716
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		14,858	9,807,617
Netflix, Inc. (Entertainment)	(a)	31,310	2,935,626
Take-Two Interactive Software, Inc. (Entertainment)	(a)	11,751	3,008,608
TKO Group Holdings, Inc. (Entertainment)		7,564	1,580,876
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)		23,395	4,750,121
Verizon Communications, Inc. (Diversified Telecom. Svs.)		106,899	4,353,996
			57,491,025
Consumer Discretionary–7.8%
Amazon.com, Inc. (Broadline Retail)	(a)	70,628	16,302,355
AutoZone, Inc. (Specialty Retail)	(a)	703	2,384,225
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		534	2,859,746
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	3,763	390,110
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		1,276	531,862
DoorDash, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	12,922	2,926,575
General Motors Co. (Automobiles)		39,170	3,185,305
Hasbro, Inc. (Leisure Products)		8,916	731,112
McDonald's Corp. (Hotels, Restaurants & Leisure)		9,705	2,966,139
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	35,863	3,271,064
Tesla, Inc. (Automobiles)	(a)	13,182	5,928,209
TJX Cos., Inc. / The (Specialty Retail)		6,430	987,712
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		6,408	969,402
			43,433,816
Consumer Staples–9.8%
Altria Group, Inc. (Tobacco)		86,022	4,960,029
Church & Dwight Co., Inc. (Household Products)		25,335	2,124,340
Coca-Cola Co. / The (Beverages)		66,569	4,653,839
Colgate-Palmolive Co. (Household Products)		56,256	4,445,349
Constellation Brands, Inc. Class A (Beverages)		6,269	864,871
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		2,858	2,464,568
Dollar General Corp. (Consumer Staples Distribution & Retail)		38,335	5,089,738
General Mills, Inc. (Food Products)		1,409	65,518
Hershey Co. / The (Food Products)		9,073	1,651,105
Kimberly-Clark Corp. (Household Products)		7,287	735,185
Kroger Co. / The (Consumer Staples Distribution & Retail)		88,476	5,527,980
Mondelez International, Inc. Class A (Food Products)		15,207	818,593
Monster Beverage Corp. (Beverages)	(a)	42,769	3,279,099
PepsiCo, Inc. (Beverages)		18,331	2,630,865
Philip Morris International, Inc. (Tobacco)		36,252	5,814,821
Procter & Gamble Co. / The (Household Products)		18,529	2,655,391
Sysco Corp. (Consumer Staples Distribution & Retail)		38,144	2,810,831
Tyson Foods, Inc. Class A (Food Products)		21,280	1,247,434
Walmart, Inc. (Consumer Staples Distribution & Retail)		25,367	2,826,137
			54,665,693
Energy–1.4%
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		20,094	2,110,071
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		16,858	2,028,691
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		19,922	1,464,267
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		41,843	2,515,183
			8,118,212
Common Stocks (Continued)		Shares	Value
Financials–7.7%
Allstate Corp. / The (Insurance)		13,769	$2,866,017
American International Group, Inc. (Insurance)		4,257	364,186
Aon PLC Class A (Insurance)		10,171	3,589,143
Arthur J. Gallagher & Co. (Insurance)		919	237,828
Assurant, Inc. (Insurance)		2,674	644,033
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	6,514	3,274,262
Brown & Brown, Inc. (Insurance)		14,101	1,123,850
CBOE Global Markets, Inc. (Capital Markets)		11,371	2,854,121
Chubb Ltd. (Insurance)		10,664	3,328,448
CME Group, Inc. (Capital Markets)		19,041	5,199,716
Jack Henry & Associates, Inc. (Financial Services)		3,829	698,716
JPMorgan Chase & Co. (Banks)		8,555	2,756,592
Loews Corp. (Insurance)		17,009	1,791,218
Marsh & McLennan Cos., Inc. (Insurance)		3,226	598,488
Progressive Corp. / The (Insurance)		14,642	3,334,276
Travelers Cos., Inc. / The (Insurance)		20,731	6,013,234
W. R. Berkley Corp. (Insurance)		30,837	2,162,290
Willis Towers Watson PLC (Insurance)		6,688	2,197,677
			43,034,095
Health Care–12.9%
Abbott Laboratories (Health Care Equip. & Supplies)		19,860	2,488,259
AbbVie, Inc. (Biotechnology)		5,103	1,165,984
Amgen, Inc. (Biotechnology)		5,057	1,655,207
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	36,496	3,479,894
Bristol-Myers Squibb Co. (Pharmaceuticals)		62,084	3,348,811
Cardinal Health, Inc. (Health Care Providers & Svs.)		21,364	4,390,302
Cencora, Inc. (Health Care Providers & Svs.)		17,619	5,950,817
Cigna Group / The (Health Care Providers & Svs.)		5,886	1,620,004
CVS Health Corp. (Health Care Providers & Svs.)		12,784	1,014,538
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	7,292	621,643
Elevance Health, Inc. (Health Care Providers & Svs.)		8,552	2,997,904
Eli Lilly & Co. (Pharmaceuticals)		3,775	4,056,917
Gilead Sciences, Inc. (Biotechnology)		51,494	6,320,374
HCA Healthcare, Inc. (Health Care Providers & Svs.)		6,517	3,042,527
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	20,491	1,526,375
Humana, Inc. (Health Care Providers & Svs.)		1,417	362,936
Incyte Corp. (Biotechnology)	(a)	23,604	2,331,367
Insulet Corp. (Health Care Equip. & Supplies)	(a)	5,678	1,613,915
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	1,065	603,173
Johnson & Johnson (Pharmaceuticals)		16,349	3,383,425
McKesson Corp. (Health Care Providers & Svs.)		7,307	5,993,859
Merck & Co., Inc. (Pharmaceuticals)		7,155	753,135
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		12,450	2,160,448
ResMed, Inc. (Health Care Equip. & Supplies)		2,327	560,504
STERIS PLC (Health Care Equip. & Supplies)		8,863	2,246,948
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		8,287	2,735,622
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	6,527	2,959,081
Zoetis, Inc. (Pharmaceuticals)		19,683	2,476,515
			71,860,484
Industrials–6.8%
3M Co. (Industrial Conglomerates)		13,391	2,143,899
Axon Enterprise, Inc. (Aerospace & Defense)	(a)	1,492	847,352
Copart, Inc. (Commercial Svs. & Supplies)	(a)	13,774	539,252
EMCOR Group, Inc. (Construction & Engineering)		1,261	771,467
GE Vernova, Inc. (Electrical Equip.)		645	421,553
General Dynamics Corp. (Aerospace & Defense)		5,170	1,740,532
General Electric Co. (operating as “GE Aerospace”) (Aerospace & Defense)		9,142	2,816,010
Howmet Aerospace, Inc. (Aerospace & Defense)		3,165	648,888
Jacobs Solutions, Inc. (Professional Svs.)		5,372	711,575
L3Harris Technologies, Inc. (Aerospace & Defense)		13,222	3,881,583

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Intech U.S. Low Volatility Portfolio (Continued)
Schedule of Investments
December 31, 2025
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Leidos Holdings, Inc. (Professional Svs.)		12,592	$2,271,597
Lockheed Martin Corp. (Aerospace & Defense)		11,724	5,670,547
Northrop Grumman Corp. (Aerospace & Defense)		8,962	5,110,222
Republic Services, Inc. (Commercial Svs. & Supplies)		13,538	2,869,108
Rollins, Inc. (Commercial Svs. & Supplies)		29,806	1,788,956
RTX Corp. (Aerospace & Defense)		15,394	2,823,260
Veralto Corp. (Commercial Svs. & Supplies)		9,084	906,402
Waste Management, Inc. (Commercial Svs. & Supplies)		9,689	2,128,770
			38,090,973
Information Technology–30.2%
Adobe, Inc. (Software)	(a)	13,463	4,711,915
Apple, Inc. (Tech. Hardware, Storage & Periph.)		123,041	33,449,926
Arista Networks, Inc. (Communications Equip.)	(a)	12,767	1,672,860
Broadcom, Inc. (Semiconductors & Equip.)		41,029	14,200,137
Cisco Systems, Inc. (Communications Equip.)		66,612	5,131,122
Crowdstrike Holdings, Inc. Class A (Software)	(a)	579	271,412
F5, Inc. (Communications Equip.)	(a)	220	56,157
Fortinet, Inc. (Software)	(a)	18,784	1,491,638
GoDaddy, Inc. Class A (IT Svs.)	(a)	13,390	1,661,431
International Business Machines Corp. (IT Svs.)		10,709	3,172,113
Intuit, Inc. (Software)		3,053	2,022,368
Microsoft Corp. (Software)		66,507	32,164,115
Motorola Solutions, Inc. (Communications Equip.)		10,224	3,919,064
NVIDIA Corp. (Semiconductors & Equip.)		205,211	38,271,852
Oracle Corp. (Software)		13,886	2,706,520
Palantir Technologies, Inc. Class A (Software)	(a)	31,727	5,639,474
Palo Alto Networks, Inc. (Software)	(a)	12,827	2,362,734
PTC, Inc. (Software)	(a)	4,643	808,857
Roper Technologies, Inc. (Software)		5,747	2,558,162
Salesforce, Inc. (Software)		11,735	3,108,719
ServiceNow, Inc. (Software)	(a)	3,540	542,293
Teledyne Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,520	776,310
Tyler Technologies, Inc. (Software)	(a)	2,143	972,815
VeriSign, Inc. (IT Svs.)		16,759	4,071,599
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		15,871	2,734,097
			168,477,690
Common Stocks (Continued)		Shares	Value
Materials–1.3%
CF Industries Holdings, Inc. (Chemicals)		16,789	$1,298,461
Corteva, Inc. (Chemicals)		13,690	917,641
Newmont Corp. (Metals & Mining)		53,115	5,303,533
			7,519,635
Real Estate–3.9%
American Tower Corp. (Specialized REITs)		14,564	2,557,001
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	17,150	2,757,548
Equinix, Inc. (Specialized REITs)		3,749	2,872,334
Invitation Homes, Inc. (Residential REITs)		57,934	1,609,986
Iron Mountain, Inc. (Specialized REITs)		11,428	947,953
Public Storage (Specialized REITs)		3,060	794,070
Regency Centers Corp. (Retail REITs)		16,820	1,161,085
SBA Communications Corp. (Specialized REITs)		10,777	2,084,595
Ventas, Inc. (Health Care REITs)		17,027	1,317,549
VICI Properties, Inc. (Specialized REITs)		88,232	2,481,084
Welltower, Inc. (Health Care REITs)		17,729	3,290,680
			21,873,885
Utilities–7.1%
Ameren Corp. (Multi-Utilities)		7,836	782,503
American Electric Power Co., Inc. (Electric Utilities)		29,818	3,438,314
American Water Works Co., Inc. (Water Utilities)		5,889	768,514
Atmos Energy Corp. (Gas Utilities)		14,700	2,464,161
CenterPoint Energy, Inc. (Multi-Utilities)		80,200	3,074,868
CMS Energy Corp. (Multi-Utilities)		37,927	2,652,235
Consolidated Edison, Inc. (Multi-Utilities)		53,439	5,307,561
Duke Energy Corp. (Electric Utilities)		43,138	5,056,205
Evergy, Inc. (Electric Utilities)		9,050	656,035
Exelon Corp. (Electric Utilities)		56,337	2,455,730
FirstEnergy Corp. (Electric Utilities)		40,323	1,805,261
NiSource, Inc. (Multi-Utilities)		37,969	1,585,585
PG&E Corp. (Electric Utilities)		186,687	3,000,060
Southern Co. / The (Electric Utilities)		38,021	3,315,431
Vistra Corp. (Ind. Power & Renewable Elec.)		14,206	2,291,854
WEC Energy Group, Inc. (Multi-Utilities)		7,156	754,672
			39,408,989
Total Common Stocks (Cost $489,437,996)			$553,974,497
Total Investments – 99.2% (Cost $489,437,996)	(b)		$553,974,497
Other Assets in Excess of Liabilities – 0.8%			4,367,496
Net Assets – 100.0%			$558,341,993

Percentages are stated as a percent of net assets.

Abbreviations:
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Relative Value Portfolio
Schedule of Investments
December 31, 2025

Common Stocks–99.3%		Shares	Value
Communication Services–7.3%
Alphabet, Inc. Class C (Interactive Media & Svs.)		11,254	$3,531,505
AT&T, Inc. (Diversified Telecom. Svs.)		82,874	2,058,590
Electronic Arts, Inc. (Entertainment)		2,062	421,329
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		1,164	768,345
Walt Disney Co. / The (Entertainment)		22,170	2,522,281
			9,302,050
Consumer Discretionary–9.8%
BorgWarner, Inc. (Automobile Components)		18,968	854,698
Dick's Sporting Goods, Inc. (Specialty Retail)		7,826	1,549,313
Genuine Parts Co. (Distributors)		6,615	813,380
Lowe's Cos., Inc. (Specialty Retail)		10,918	2,632,985
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		14,715	937,493
Pool Corp. (Distributors)		4,429	1,013,134
Ross Stores, Inc. (Specialty Retail)		13,488	2,429,728
Ulta Beauty, Inc. (Specialty Retail)	(a)	1,475	892,390
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		9,451	1,429,747
			12,552,868
Consumer Staples–6.6%
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)		2,176	1,202,697
Philip Morris International, Inc. (Tobacco)		19,634	3,149,293
U.S. Foods Holding Corp. (Consumer Staples Distribution & Retail)	(a)	11,444	861,962
Walmart, Inc. (Consumer Staples Distribution & Retail)		28,719	3,199,584
			8,413,536
Energy–6.1%
APA Corp. (Oil, Gas & Consumable Fuels)		37,415	915,171
Cactus, Inc. Class A (Energy Equip. & Svs.)		14,229	649,981
Chevron Corp. (Oil, Gas & Consumable Fuels)		17,895	2,727,377
ConocoPhillips (Oil, Gas & Consumable Fuels)		12,738	1,192,404
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		16,305	1,712,188
Phillips 66 (Oil, Gas & Consumable Fuels)		4,850	625,844
			7,822,965
Financials–19.6%
Axis Capital Holdings Ltd. (Insurance)		11,791	1,262,698
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	10,030	5,041,580
Citigroup, Inc. (Banks)		25,644	2,992,398
JPMorgan Chase & Co. (Banks)		19,325	6,226,901
Mastercard, Inc. Class A (Financial Services)		3,808	2,173,911
MetLife, Inc. (Insurance)		13,646	1,077,215
MGIC Investment Corp. (Financial Services)		17,273	504,717
Raymond James Financial, Inc. (Capital Markets)		7,045	1,131,357
S&P Global, Inc. (Capital Markets)		3,935	2,056,392
Wells Fargo & Co. (Banks)		28,095	2,618,454
			25,085,623
Health Care–20.7%
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		18,023	2,452,390
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	3,362	524,976
Cencora, Inc. (Health Care Providers & Svs.)		6,136	2,072,434
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	8,683	1,732,085
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)		14,487	1,188,224
Gilead Sciences, Inc. (Biotechnology)		17,972	2,205,883
Common Stocks (Continued)		Shares	Value
Health Care (continued)
HCA Healthcare, Inc. (Health Care Providers & Svs.)		2,584	$1,206,366
Johnson & Johnson (Pharmaceuticals)		30,667	6,346,536
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		9,384	1,628,405
Regeneron Pharmaceuticals, Inc. (Biotechnology)		3,634	2,804,976
ResMed, Inc. (Health Care Equip. & Supplies)		5,574	1,342,609
United Therapeutics Corp. (Biotechnology)	(a)	1,620	789,345
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		6,721	2,218,669
			26,512,898
Industrials–16.8%
Allegion PLC (Building Products)		6,325	1,007,067
Allison Transmission Holdings, Inc. (Machinery)		6,835	669,147
CSX Corp. (Ground Transportation)		32,146	1,165,292
Curtiss-Wright Corp. (Aerospace & Defense)		1,109	611,358
Generac Holdings, Inc. (Electrical Equip.)	(a)	7,743	1,055,913
ITT, Inc. (Machinery)		7,970	1,382,875
J.B. Hunt Transport Services, Inc. (Ground Transportation)		4,205	817,200
Landstar System, Inc. (Ground Transportation)		8,633	1,240,562
MSC Industrial Direct Co., Inc. Class A (Trading Companies & Distributors)		11,602	975,728
nVent Electric PLC (Electrical Equip.)		5,353	545,845
Otis Worldwide Corp. (Machinery)		12,664	1,106,200
Owens Corning (Building Products)		5,031	563,019
PACCAR, Inc. (Machinery)		12,554	1,374,789
Paycom Software, Inc. (Professional Svs.)		2,924	465,969
RTX Corp. (Aerospace & Defense)		25,028	4,590,135
Uber Technologies, Inc. (Ground Transportation)	(a)	8,491	693,800
Veralto Corp. (Commercial Svs. & Supplies)		20,855	2,080,912
Westinghouse Air Brake Technologies Corp. (Machinery)		5,409	1,154,551
			21,500,362
Information Technology–8.8%
Cisco Systems, Inc. (Communications Equip.)		43,409	3,343,795
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		5,530	592,208
Salesforce, Inc. (Software)		7,542	1,997,951
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR (Semiconductors & Equip.)		6,692	2,033,632
Texas Instruments, Inc. (Semiconductors & Equip.)		10,497	1,821,124
Zebra Technologies Corp. Class A (Electronic Equip., Instr. & Comp.)	(a)	5,885	1,428,996
			11,217,706
Materials–1.8%
CF Industries Holdings, Inc. (Chemicals)		11,329	876,185
Steel Dynamics, Inc. (Metals & Mining)		8,437	1,429,650
			2,305,835
Real Estate–1.8%
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)	(a)	3,891	1,309,205
Public Storage (Specialized REITs)		3,976	1,031,772
			2,340,977
Total Common Stocks (Cost $106,375,244)			$127,054,820
Total Investments – 99.3% (Cost $106,375,244)	(b)		$127,054,820
Other Assets in Excess of Liabilities – 0.7%			858,080
Net Assets – 100.0%			$127,912,900

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Constellation Managed Risk Balanced Portfolio
Schedule of Investments
December 31, 2025

Exchange Traded Funds–98.3%		Shares	Value
Invesco QQQ Trust Series 1 ETF		32,000	$19,657,920
iShares AAA CLO Active ETF		66,000	3,415,144
iShares Core MSCI EAFE ETF		217,905	19,493,781
iShares Core MSCI Emerging Markets ETF		105,402	7,085,123
iShares Core S&P 500 ETF		191,978	131,493,411
iShares Core S&P Mid-Cap ETF		205,000	13,530,000
iShares Core S&P Total U.S. Stock Market ETF		34,000	5,055,460
iShares Core U.S. Aggregate Bond ETF		1,961,199	195,884,555
iShares iBoxx $ Investment Grade Corporate Bond ETF		249,317	27,472,240
iShares MSCI EAFE ETF		69,613	6,684,937
iShares Russell 1000 ETF		23,153	8,646,256
State Street SPDR Portfolio S&P 500 Value ETF		220,000	12,498,200
Vanguard S&P 500 ETF		38,000	23,830,940
Vanguard Total Stock Market ETF		55,000	18,439,850
Total Exchange Traded Funds (Cost $416,698,226)			$493,187,817
Total Investments – 98.3% (Cost $416,698,226)	(a)		$493,187,817
Other Assets in Excess of Liabilities – 1.7%	(b)		8,365,961
Net Assets – 100.0%			$501,553,778

Percentages are stated as a percent of net assets.

Abbreviations:
CLO:	Collateralized Loan Obligation
ETF:	Exchange Traded Fund

Footnotes:
(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
(b)	Includes $757,532 of cash pledged as collateral for the futures contracts outstanding at December 31, 2025. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
December 31, 2025
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT 10-Year U.S. Treasury Note - Long	137	March 20, 2026	$15,509,074	$15,403,938	$(105,136)	$(27,828)
MSCI EAFE Index - Long	18	March 20, 2026	2,602,660	2,611,890	9,230	(14,580)
MSCI Emerging Markets Index - Long	168	March 20, 2026	11,599,345	11,855,760	256,415	(38,640)
Total Futures Contracts			$29,711,079	$29,871,588	$160,509	$(81,048)
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Constellation Managed Risk Moderate Growth Portfolio
Schedule of Investments
December 31, 2025

Exchange Traded Funds–99.2%		Shares	Value
Invesco QQQ Trust Series 1 ETF		46,000	$28,258,260
iShares Core MSCI EAFE ETF		264,694	23,679,525
iShares Core MSCI Emerging Markets ETF		176,946	11,894,310
iShares Core S&P 500 ETF		608,829	417,011,335
iShares Core S&P Total U.S. Stock Market ETF		428,000	63,639,320
iShares Core U.S. Aggregate Bond ETF		4,308,480	430,330,982
iShares MSCI EAFE ETF		24,921	2,393,164
iShares Russell 1000 ETF		46,454	17,347,782
State Street SPDR Portfolio S&P 500 Value ETF		257,000	14,600,170
Vanguard S&P 500 ETF		264,000	165,562,320
Vanguard S&P 500 Value ETF		7,000	1,433,950
Vanguard Total Stock Market ETF		193,923	65,016,564
Total Exchange Traded Funds (Cost $1,126,710,484)			$1,241,167,682
Total Investments – 99.2% (Cost $1,126,710,484)	(a)		$1,241,167,682
Other Assets in Excess of Liabilities – 0.8%	(b)		10,067,799
Net Assets – 100.0%			$1,251,235,481

Percentages are stated as a percent of net assets.

Abbreviations:
ETF:	Exchange Traded Fund

Footnotes:
(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
(b)	Includes $1,684,194 of cash pledged as collateral for the futures contracts outstanding at December 31, 2025. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
December 31, 2025
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	55	March 20, 2026	$18,943,494	$18,954,375	$10,881	$(142,313)
MSCI EAFE Index - Long	32	March 20, 2026	4,626,951	4,643,360	16,409	(25,920)
MSCI Emerging Markets Index - Long	73	March 20, 2026	5,040,192	5,151,610	111,418	(16,790)
Total Futures Contracts			$28,610,637	$28,749,345	$138,708	$(185,023)
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Constellation Managed Risk Growth Portfolio
Schedule of Investments
December 31, 2025

Exchange Traded Funds–98.7%		Shares	Value
Invesco QQQ Trust Series 1 ETF		51,000	$31,329,810
iShares AAA CLO Active ETF		12,130	627,662
iShares Core MSCI EAFE ETF		296,899	26,560,585
iShares Core MSCI Emerging Markets ETF		83,134	5,588,267
iShares Core S&P 500 ETF		245,000	167,810,300
iShares Core S&P Mid-Cap ETF		250,000	16,500,000
iShares Core S&P Total U.S. Stock Market ETF		69,000	10,259,610
iShares Core U.S. Aggregate Bond ETF		793,240	79,228,811
iShares MSCI EAFE ETF		93,897	9,016,929
iShares Russell 1000 ETF		31,834	11,888,089
State Street SPDR Portfolio S&P 500 Value ETF		235,000	13,350,350
Vanguard S&P 500 ETF		26,000	16,305,380
Vanguard S&P 500 Value ETF		7,000	1,433,950
Vanguard Total Stock Market ETF		75,000	25,145,250
Total Exchange Traded Funds (Cost $300,642,400)			$415,044,993
Total Investments – 98.7% (Cost $300,642,400)	(a)		$415,044,993
Other Assets in Excess of Liabilities – 1.3%	(b)		5,584,773
Net Assets – 100.0%			$420,629,766

Percentages are stated as a percent of net assets.

Abbreviations:
CLO:	Collateralized Loan Obligation
ETF:	Exchange Traded Fund

Footnotes:
(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
(b)	Includes $1,791,735 of cash pledged as collateral for the futures contracts outstanding at December 31, 2025. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
December 31, 2025
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	71	March 20, 2026	$24,454,329	$24,468,375	$14,046	$(183,713)
MSCI EAFE Index - Long	4	March 20, 2026	578,369	580,420	2,051	(3,240)
MSCI Emerging Markets Index - Long	9	March 20, 2026	621,393	635,130	13,737	(2,070)
Total Futures Contracts			$25,654,091	$25,683,925	$29,834	$(189,023)
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Moderately Conservative Model Portfolio
Schedule of Investments in Unaffiliated Issuers
December 31, 2025

Open-End Mutual Funds–34.1%	Shares	Value
DFA Emerging Markets Portfolio Institutional	44,559	$1,654,492
DFA International Core Equity Portfolio Institutional	244,627	4,963,473
PIMCO Low Duration Institutional	2,128,823	19,925,778
PIMCO Total Return Institutional	3,186,952	28,236,396
Vanguard International Growth Fund Admiral Class	14,514	1,654,491
Total Open-End Mutual Funds		$56,434,630
Total Investments in Securities of Unaffiliated Issuers – 34.1% (Cost $55,848,779)		$56,434,630
Total Investments in Affiliates – 66.0% (Cost $101,993,892) (see schedule below)		109,196,411
Liabilities in Excess of Other Assets – (0.1)%		(91,763)
Net Assets – 100.0%		$165,539,278

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
 Schedule of Investments in Affiliates
December 31, 2025
Affiliate		Value at January 1, 2025	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at December 31, 2025	Value at December 31, 2025
Open-End Mutual Funds – 66.0%
AVIP AB Mid Cap Core Portfolio	(a)	$1,792,132	$252,191	$454,244	$105,233	$(40,821)	$6,709	$39,955	47,970	$1,654,491
AVIP AB Relative Value Portfolio	(a)	1,792,132	247,377	406,699	83,639	(61,958)	20,943	127,214	133,642	1,654,491
AVIP AB Small Cap Portfolio	(a)	1,792,132	315,505	541,902	115,790	(27,034)	1,153	—	111,790	1,654,491
AVIP BlackRock Advantage International Equity Portfolio	(a)	7,168,529	676,061	3,048,109	264,225	1,557,258	150,921	39,557	322,985	6,617,964
AVIP BlackRock Advantage Large Cap Core Portfolio	(a)	3,584,265	762,145	1,128,772	147,713	(56,369)	22,809	523,700	83,581	3,308,982
AVIP BlackRock Advantage Large Cap Value Portfolio	(a)	5,376,397	837,175	1,422,409	11,114	161,196	74,403	633,423	242,121	4,963,473
AVIP Bond Portfolio	(a)	17,921,324	978,321	3,017,545	(293,755)	956,566	615,568	—	950,857	16,544,911
AVIP Core Plus Bond Portfolio	(a)	26,881,985	1,908,834	4,635,743	(426,030)	1,088,320	1,000,205	—	2,706,365	24,817,366
AVIP High Income Bond Portfolio	(a)	10,752,794	814,259	1,872,482	20,555	211,821	583,181	—	508,553	9,926,947
AVIP Nasdaq-100® Index Portfolio	(a)	1,792,132	529,902	697,534	196,814	(166,823)	7,067	293,814	93,633	1,654,491
AVIP S&P 500® Index Portfolio	(a)	25,089,853	4,608,882	7,262,039	795,889	(69,710)	245,585	2,934,665	509,746	23,162,875
AVIP S&P MidCap 400® Index Portfolio	(a)	14,337,059	3,208,509	3,744,059	565,048	(1,130,628)	150,398	1,382,811	628,487	13,235,929
Total Open-End Mutual Funds					$1,586,235	$2,421,818	$2,878,942	$5,975,139		$109,196,411

Percentages are stated as a percent of net assets.

Footnotes:
(a)
Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at December 31, 2025.

The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Balanced Model Portfolio
Schedule of Investments in Unaffiliated Issuers
December 31, 2025

Open-End Mutual Funds–29.1%	Shares	Value
DFA Emerging Markets Portfolio Institutional	365,386	$13,566,791
DFA International Core Equity Portfolio Institutional	1,671,611	33,916,977
PIMCO Low Duration Institutional	5,818,632	54,462,392
PIMCO Total Return Institutional	9,223,205	81,717,601
Vanguard International Growth Fund Admiral Class	119,017	13,566,791
Total Open-End Mutual Funds		$197,230,552
Total Investments in Securities of Unaffiliated Issuers – 29.1% (Cost $185,813,222)		$197,230,552
Total Investments in Affiliates – 70.9% (Cost $432,919,214) (see schedule below)		481,621,075
Liabilities in Excess of Other Assets – 0.0%		(267,297)
Net Assets – 100.0%		$678,584,330

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
 Schedule of Investments in Affiliates
December 31, 2025
Affiliate		Value at January 1, 2025	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at December 31, 2025	Value at December 31, 2025
Open-End Mutual Funds – 70.9%
AVIP AB Mid Cap Core Portfolio	(a)	$7,128,644	$757,090	$1,357,338	$(140,697)	$395,696	$27,072	$161,232	196,677	$6,783,395
AVIP AB Relative Value Portfolio	(a)	28,514,574	3,696,417	5,416,249	974,188	(635,348)	338,469	2,055,905	2,191,727	27,133,582
AVIP AB Small Cap Portfolio	(a)	7,128,644	961,621	1,660,355	351,011	2,474	4,644	—	458,338	6,783,395
AVIP BlackRock Advantage International Equity Portfolio	(a)	49,900,505	3,132,251	18,239,965	4,301,016	8,389,961	1,064,824	279,093	2,317,412	47,483,768
AVIP BlackRock Advantage Large Cap Core Portfolio	(a)	14,257,287	2,654,661	3,694,032	663,855	(314,980)	91,933	2,110,795	342,682	13,566,791
AVIP BlackRock Advantage Large Cap Growth Portfolio	(a)	7,128,644	2,787,899	2,548,473	874,910	(1,459,585)	2,952	1,951,088	719,342	6,783,395
AVIP BlackRock Advantage Large Cap Value Portfolio	(a)	28,514,574	4,297,366	6,587,572	(645,110)	1,554,324	400,304	3,407,956	1,323,589	27,133,582
AVIP BlackRock Advantage Small Cap Growth Portfolio	(a)	14,257,287	2,169,093	4,233,689	(501,013)	1,875,113	3,514	514,709	503,593	13,566,791
AVIP Bond Portfolio	(a)	49,900,505	4,080,610	8,350,486	(729,284)	2,582,423	1,737,459	—	2,728,952	47,483,768
AVIP Core Plus Bond Portfolio	(a)	71,286,436	7,112,985	12,334,874	(1,119,992)	2,889,399	2,687,756	—	7,397,378	67,833,954
AVIP High Income Bond Portfolio	(a)	28,514,574	2,458,250	4,448,496	235,998	373,256	1,571,615	—	1,390,040	27,133,582
AVIP Nasdaq-100® Index Portfolio	(a)	7,128,644	2,029,506	2,476,795	594,591	(492,551)	28,479	1,184,076	383,893	6,783,395
AVIP S&P 500® Index Portfolio	(a)	114,058,297	17,937,837	26,639,013	8,721,529	(5,544,323)	1,132,312	13,530,785	2,388,520	108,534,327
AVIP S&P MidCap 400® Index Portfolio	(a)	78,415,079	15,197,381	15,806,819	6,041,739	(9,230,030)	835,276	7,679,813	3,543,084	74,617,350
Total Open-End Mutual Funds					$19,622,741	$385,829	$9,926,609	$32,875,452		$481,621,075

Percentages are stated as a percent of net assets.

Footnotes:
(a)
Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at December 31, 2025.

The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Moderate Growth Model Portfolio
Schedule of Investments in Unaffiliated Issuers
December 31, 2025

Open-End Mutual Funds–21.0%	Shares	Value
DFA Emerging Markets Portfolio Institutional	740,028	$27,477,239
DFA International Core Equity Portfolio Institutional	4,739,790	96,170,338
PIMCO Low Duration Institutional	4,419,288	41,364,540
PIMCO Total Return Institutional	10,896,787	96,545,538
Vanguard International Growth Fund Admiral Class	241,050	27,477,240
Total Open-End Mutual Funds		$289,034,895
Total Investments in Securities of Unaffiliated Issuers – 21.0% (Cost $250,115,726)		$289,034,895
Total Investments in Affiliates – 79.0% (Cost $945,897,463) (see schedule below)		1,085,350,953
Liabilities in Excess of Other Assets – 0.0%		(505,516)
Net Assets – 100.0%		$1,373,880,332

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
 Schedule of Investments in Affiliates
December 31, 2025
Affiliate		Value at January 1, 2025	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at December 31, 2025	Value at December 31, 2025
Open-End Mutual Funds – 79.0%
AVIP AB Mid Cap Core Portfolio	(a)	$13,984,257	$1,492,899	$2,242,334	$(890,249)	$1,394,047	$54,697	$325,752	398,336	$13,738,620
AVIP AB Relative Value Portfolio	(a)	69,921,285	9,171,133	11,189,564	1,810,431	(1,020,187)	852,640	5,179,052	5,548,716	68,693,098
AVIP AB Small Cap Portfolio	(a)	27,968,514	3,820,588	5,742,634	1,233,559	197,212	18,771	—	1,856,570	27,477,239
AVIP BlackRock Advantage International Equity Portfolio	(a)	111,874,055	6,973,250	37,669,946	6,411,426	22,320,172	2,468,370	646,966	5,364,029	109,908,957
AVIP BlackRock Advantage Large Cap Core Portfolio	(a)	55,937,028	10,054,492	12,323,884	2,895,876	(1,609,033)	373,184	8,568,337	1,388,090	54,954,479
AVIP BlackRock Advantage Large Cap Growth Portfolio	(a)	27,968,514	10,986,491	8,989,421	2,781,365	(5,269,710)	12,019	7,944,844	2,913,811	27,477,239
AVIP BlackRock Advantage Large Cap Value Portfolio	(a)	83,905,541	12,403,162	16,508,587	(1,674,096)	4,305,698	1,213,989	10,335,195	4,021,059	82,431,718
AVIP BlackRock Advantage Small Cap Growth Portfolio	(a)	41,952,771	6,300,210	11,172,653	(4,821,412)	8,956,943	10,673	1,563,108	1,529,913	41,215,859
AVIP Bond Portfolio	(a)	69,921,285	8,144,256	11,971,548	(1,540,956)	4,140,061	2,514,429	—	3,947,879	68,693,098
AVIP Core Plus Bond Portfolio	(a)	97,889,798	12,990,172	17,125,676	(1,567,726)	3,983,770	3,808,497	—	10,487,496	96,170,338
AVIP High Income Bond Portfolio	(a)	27,968,514	3,314,669	4,386,746	122,509	458,293	1,585,474	—	1,407,646	27,477,239
AVIP Nasdaq-100® Index Portfolio	(a)	27,968,514	7,885,352	8,690,088	2,046,326	(1,732,865)	115,873	4,817,673	1,555,022	27,477,239
AVIP S&P 500® Index Portfolio	(a)	265,700,881	39,498,366	51,230,487	19,019,436	(11,954,422)	2,727,446	32,592,158	5,744,581	261,033,774
AVIP S&P MidCap 400® Index Portfolio	(a)	181,795,340	35,180,844	30,678,253	7,154,085	(14,849,960)	1,991,314	18,308,826	8,480,630	178,602,056
Total Open-End Mutual Funds					$32,980,574	$9,320,019	$17,747,376	$90,281,911		$1,085,350,953

Percentages are stated as a percent of net assets.

Footnotes:
(a)
Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at December 31, 2025.

The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Growth Model Portfolio
Schedule of Investments in Unaffiliated Issuers
December 31, 2025

Open-End Mutual Funds–17.0%	Shares	Value
DFA Emerging Markets Portfolio Institutional	274,562	$10,194,470
DFA International Core Equity Portfolio Institutional	1,507,314	30,583,411
PIMCO Low Duration Institutional	364,361	3,410,419
PIMCO Total Return Institutional	770,070	6,822,824
Vanguard International Growth Fund Admiral Class	59,622	6,796,314
Total Open-End Mutual Funds		$57,807,438
Total Investments in Securities of Unaffiliated Issuers – 17.0% (Cost $46,065,969)		$57,807,438
Total Investments in Affiliates – 83.0% (Cost $240,847,090) (see schedule below)		282,047,005
Liabilities in Excess of Other Assets – 0.0%		(151,052)
Net Assets – 100.0%		$339,703,391

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
 Schedule of Investments in Affiliates
December 31, 2025
Affiliate		Value at January 1, 2025	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at December 31, 2025	Value at December 31, 2025
Open-End Mutual Funds – 83.0%
AVIP AB Mid Cap Core Portfolio	(a)	$3,403,015	$409,571	$538,681	$(147,575)	$271,827	$13,503	$80,419	98,526	$3,398,157
AVIP AB Relative Value Portfolio	(a)	20,418,087	3,030,081	3,280,157	660,727	(439,798)	252,629	1,534,505	1,646,926	20,388,940
AVIP AB Small Cap Portfolio	(a)	10,209,044	1,460,428	2,008,324	442,235	91,087	6,967	—	688,815	10,194,470
AVIP BlackRock Advantage International Equity Portfolio	(a)	37,433,160	2,554,740	12,254,270	2,077,499	7,568,595	840,353	220,259	1,824,291	37,379,724
AVIP BlackRock Advantage Large Cap Core Portfolio	(a)	20,418,087	3,649,604	4,121,598	820,934	(378,087)	138,284	3,174,998	515,002	20,388,940
AVIP BlackRock Advantage Large Cap Growth Portfolio	(a)	6,806,029	2,661,686	2,038,576	607,346	(1,240,172)	2,976	1,967,209	720,712	6,796,313
AVIP BlackRock Advantage Large Cap Value Portfolio	(a)	23,821,102	3,648,213	4,420,060	531,658	206,184	349,128	2,972,275	1,160,346	23,787,097
AVIP BlackRock Advantage Small Cap Growth Portfolio	(a)	13,612,058	2,195,642	3,572,409	(1,833,211)	3,190,547	3,528	516,699	504,552	13,592,627
AVIP Bond Portfolio	(a)	6,806,029	1,119,328	1,382,905	(52,370)	306,231	248,073	—	390,593	6,796,313
AVIP Core Plus Bond Portfolio	(a)	10,209,044	1,851,804	2,119,891	(67,434)	320,947	402,377	—	1,111,720	10,194,470
AVIP High Income Bond Portfolio	(a)	3,403,015	551,200	625,163	(28,876)	97,981	195,351	—	174,086	3,398,157
AVIP Nasdaq-100® Index Portfolio	(a)	10,209,044	2,827,128	2,936,379	494,138	(399,461)	42,967	1,786,465	576,937	10,194,470
AVIP S&P 500® Index Portfolio	(a)	64,657,276	9,531,805	11,272,111	3,664,247	(2,016,240)	673,493	8,048,043	1,420,884	64,564,977
AVIP S&P MidCap 400® Index Portfolio	(a)	51,045,218	10,774,840	8,643,591	1,607,067	(3,811,184)	568,195	5,224,180	2,420,339	50,972,350
Total Open-End Mutual Funds					$8,776,385	$3,768,457	$3,737,824	$25,525,052		$282,047,005

Percentages are stated as a percent of net assets.

Footnotes:
(a)
Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at December 31, 2025.

The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Statements of Assets and Liabilities
December 31, 2025

	AVIP Bond Portfolio	AVIP BlackRock Balanced Allocation Portfolio	AVIP BlackRock Advantage International Equity Portfolio	AVIP Fidelity Institutional AM® Equity Growth Portfolio	AVIP AB Small Cap Portfolio	AVIP AB Mid Cap Core Portfolio	AVIP S&P 500® Index Portfolio	AVIP BlackRock Advantage Large Cap Value Portfolio	AVIP High Income Bond Portfolio
Assets:
Investments in securities of unaffiliated issuers, at value*	$263,277,025	$361,977,432	$344,069,673	$244,439,932	$280,227,297	$100,853,639	$1,174,857,671	$186,353,407	$115,461,266
Cash	626,121	5,056,543	5,917,981	1,681,268	1,034,059	685,757	10,296,641	2,451,230	2,432,234
Cash subject to usage restrictions	506,028	338,469	187,171	—	—	—	208,248	197,304	—
Foreign currencies, at value	—	—	319,569	415,154	—	—	—	184	74,058
Receivable for securities sold	—	—	1,899,610	—	1,828,851	75,846	—	—	—
Receivable for fund shares sold	297,112	21,636	20,888	146,868	1,265,213	491,677	438,009	17,327	73,208
Dividends and accrued interest receivable	3,120,420	1,314,118	248,761	128,667	164,262	77,846	603,096	135,517	1,660,984
Foreign tax reclaim receivable	1,609	536	1,753,059	1,377	—	—	—	136,279	—
Prepaid expenses and other assets	3,570	6,586	6,322	2,028	1,907	1,314	21,110	3,393	1,790
Total assets	267,831,885	368,715,320	354,423,034	246,815,294	284,521,589	102,186,079	1,186,424,775	189,294,641	119,703,540
Liabilities:
Payable for securities purchased	—	—	1,829,449	263,754	1,906,471	23,356	—	—	—
Payable for fund shares redeemed	551,493	509,037	2,238,128	102,147	85,225	23,988	973,753	638,846	488,251
Payable for investment advisory services	121,880	159,302	213,351	139,551	178,735	62,661	343,820	108,448	74,307
Payable for variation margin on futures contracts	34,672	32,307	31,590	—	—	—	83,680	20,700	—
Accrued custody expense	1,100	4,299	60,832	3,421	9,041	7,949	17,399	2,501	1,101
Accrued professional fees	9,487	9,554	9,540	9,473	9,498	9,379	10,091	9,436	9,389
Accrued accounting fees	9,416	13,705	5,072	5,106	6,712	4,724	26,568	5,277	12,502
Accrued administration fees	12,484	12,199	9,495	11,778	12,145	11,909	13,376	12,282	12,312
Other liabilities	9,470	13,512	10,280	9,106	8,870	8,276	12,296	7,804	9,681
Withholding tax payable	—	—	15,999	4,114	190	112	780	—	—
Total liabilities	750,002	753,915	4,423,736	548,450	2,216,887	152,354	1,481,763	805,294	607,543
Net assets	$267,081,883	$367,961,405	$349,999,298	$246,266,844	$282,304,702	$102,033,725	$1,184,943,012	$188,489,347	$119,095,997
Net assets consist of:
Paid in capital	275,643,700	259,572,589	244,010,502	199,275,951	269,766,154	91,411,521	454,157,090	142,950,884	132,258,794
Total distributable earnings	(8,561,817)	108,388,816	105,988,796	46,990,893	12,538,548	10,622,204	730,785,922	45,538,463	(13,162,797)
Net assets	$267,081,883	$367,961,405	$349,999,298	$246,266,844	$282,304,702	$102,033,725	$1,184,943,012	$188,489,347	$119,095,997
*Investments in securities of unaffiliated issuers, at cost	$270,314,212	$286,605,942	$301,735,473	$213,330,677	$268,521,752	$93,955,345	$582,506,286	$158,951,140	$115,435,199
Foreign currencies, at cost	$ —	$ —	$318,760	$412,662	$ —	$ —	$ —	$178	$73,900
Shares outstanding, par value, $1 per share	15,347,351	9,841,097	17,084,784	14,275,727	19,068,793	2,958,335	26,076,759	9,196,457	6,101,193
Authorized Fund shares allocated to Portfolio	25,000,000	15,000,000	35,000,000	19,000,000	27,000,000	5,000,000	50,000,000	14,000,000	10,000,000
Net asset value per share	$17.40	$37.39	$20.49	$17.25	$14.80	$34.49	$45.44	$20.50	$19.52
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Statements of Assets and Liabilities
December 31, 2025

	AVIP Nasdaq-100® Index Portfolio	AVIP BlackRock Advantage Large Cap Core Portfolio	AVIP BlackRock Advantage Small Cap Growth Portfolio	AVIP S&P MidCap 400® Index Portfolio	AVIP BlackRock Advantage Large Cap Growth Portfolio	AVIP Constellation Dynamic Risk Balanced Portfolio	AVIP Core Plus Bond Portfolio	AVIP Intech U.S. Low Volatility Portfolio	AVIP AB Relative Value Portfolio
Assets:
Investments in securities of unaffiliated issuers, at value*	$259,304,266	$324,626,587	$126,216,377	$518,560,410	$457,651,245	$1,534,964,395	$501,762,217	$553,974,497	$127,054,820
Cash	2,206,031	4,369,281	1,997,387	4,932,363	6,838,129	5,489,417	37,667,758	4,208,592	811,897
Cash subject to usage restrictions	67,261	291,471	162,179	71,479	469,916	3,239,995	1,060,162	—	—
Receivable for securities sold	—	—	—	76,819	—	—	—	—	—
Receivable for fund shares sold	532,246	62,632	1,685,702	2,942,173	368,892	177,064	683,665	415,565	72,197
Dividends and accrued interest receivable	73,804	128,624	23,999	467,616	56,264	4,388,213	4,164,660	381,477	104,444
Foreign tax reclaim receivable	—	—	—	—	—	—	—	—	39,701
Prepaid expenses and other assets	4,742	5,813	2,314	9,522	8,296	21,452	7,786	10,425	2,121
Total assets	262,188,350	329,484,408	130,087,958	527,060,382	465,392,742	1,548,280,536	545,346,248	558,990,556	128,085,180
Liabilities:
Payable for securities purchased	—	—	—	1,118,447	—	—	30,000,000	—	—
Payable for fund shares redeemed	264,468	1,436,736	7,327	20,832	219,522	623,188	753,324	323,618	67,215
Payable for investment advisory services	83,069	180,013	86,342	157,811	263,380	1,041,607	224,376	273,825	70,271
Payable for variation margin on futures contracts	21,850	36,887	16,745	46,155	61,180	223,781	40,946	—	—
Accrued custody expense	4,961	3,266	8,368	13,436	3,851	2,465	4,123	2,811	2,308
Accrued professional fees	9,486	9,528	9,397	9,660	9,618	11,850	11,166	9,681	9,397
Accrued accounting fees	6,448	7,334	5,842	13,632	9,885	30,125	24,885	12,044	3,091
Accrued administration fees	12,586	12,590	12,105	12,580	12,698	18,352	12,767	12,421	12,161
Other liabilities	8,906	11,363	9,422	10,526	11,288	17,985	12,463	14,163	6,717
Withholding tax payable	530	—	—	—	—	—	—	—	1,120
Total liabilities	412,304	1,697,717	155,548	1,403,079	591,422	1,969,353	31,084,050	648,563	172,280
Net assets	$261,776,046	$327,786,691	$129,932,410	$525,657,303	$464,801,320	$1,546,311,183	$514,262,198	$558,341,993	$127,912,900
Net assets consist of:
Paid in capital	105,580,488	190,020,570	113,642,266	413,058,753	290,193,878	1,421,623,086	585,241,292	432,553,797	100,085,846
Total distributable earnings	156,195,558	137,766,121	16,290,144	112,598,550	174,607,442	124,688,097	(70,979,094)	125,788,196	27,827,054
Net assets	$261,776,046	$327,786,691	$129,932,410	$525,657,303	$464,801,320	$1,546,311,183	$514,262,198	$558,341,993	$127,912,900
*Investments in securities of unaffiliated issuers, at cost	$146,578,888	$225,728,224	$110,341,456	$439,406,564	$348,126,978	$1,449,192,331	$520,098,695	$489,437,996	$106,375,244
Shares outstanding, par value, $1 per share	14,814,161	8,278,487	4,823,379	24,957,950	49,266,443	110,376,843	56,056,225	48,542,504	10,330,195
Authorized Fund shares allocated to Portfolio	21,000,000	12,000,000	8,000,000	37,000,000	62,000,000	170,000,000	95,000,000	65,000,000	16,000,000
Net asset value per share	$17.67	$39.59	$26.94	$21.06	$9.43	$14.01	$9.17	$11.50	$12.38
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Statements of Assets and Liabilities
December 31, 2025

	AVIP Constellation Managed Risk Balanced Portfolio	AVIP Constellation Managed Risk Moderate Growth Portfolio	AVIP Constellation Managed Risk Growth Portfolio	AVIP Moderately Conservative Model Portfolio	AVIP Balanced Model Portfolio	AVIP Moderate Growth Model Portfolio	AVIP Growth Model Portfolio
Assets:
Investments in securities of unaffiliated issuers, at value*	$493,187,817	$1,241,167,682	$415,044,993	$56,434,630	$197,230,552	$289,034,895	$57,807,438
Investments in affiliates, at value**	—	—	—	109,196,411	481,621,075	1,085,350,953	282,047,005
Cash	8,176,938	9,816,930	4,433,871	—	—	—	—
Cash subject to usage restrictions	757,532	1,684,194	1,791,735	—	—	—	—
Receivable for securities sold	—	—	—	453,764	1,825,397	4,454,858	1,246,672
Receivable for fund shares sold	56,008	69,608	123,254	3,887	47,170	20,965	4,257
Prepaid expenses and other assets	7,626	6,746	6,270	515	2,045	4,045	982
Total assets	502,185,921	1,252,745,160	421,400,123	166,089,207	680,726,239	1,378,865,716	341,106,354
Liabilities:
Payable for securities purchased	—	—	—	263,988	1,643,858	3,568,449	1,063,163
Payable for fund shares redeemed	267,663	687,762	339,800	193,687	228,776	907,444	187,771
Payable for investment advisory services	236,283	590,268	197,946	56,766	231,471	470,421	116,413
Payable for variation margin on futures contracts	81,048	185,023	189,023	—	—	—	—
Accrued custody expense	3,375	2,972	2,200	2,765	2,953	2,886	2,697
Accrued professional fees	8,412	8,905	8,357	8,191	8,524	8,982	8,305
Accrued accounting fees	3,868	3,864	3,864	3,840	3,848	3,848	3,848
Accrued administration fees	17,832	17,766	17,735	13,177	13,177	13,177	13,177
Other liabilities	13,662	13,119	11,432	7,515	9,302	10,177	7,589
Total liabilities	632,143	1,509,679	770,357	549,929	2,141,909	4,985,384	1,402,963
Net assets	$501,553,778	$1,251,235,481	$420,629,766	$165,539,278	$678,584,330	$1,373,880,332	$339,703,391
Net assets consist of:
Paid in capital	388,333,103	1,089,797,105	251,049,707	151,247,219	570,132,809	1,083,327,871	257,496,927
Total distributable earnings	113,220,675	161,438,376	169,580,059	14,292,059	108,451,521	290,552,461	82,206,464
Net assets	$501,553,778	$1,251,235,481	$420,629,766	$165,539,278	$678,584,330	$1,373,880,332	$339,703,391
*Investments in securities of unaffiliated issuers, at cost	$416,698,226	$1,126,710,484	$300,642,400	$55,848,779	$185,813,222	$250,115,726	$46,065,969
**Investments in affiliates, at cost	$ —	$ —	$ —	$101,993,892	$432,919,214	$945,897,463	$240,847,090
Shares outstanding, par value, $1 per share	44,558,328	91,761,269	28,351,050	13,855,950	54,570,718	103,018,145	24,143,787
Authorized Fund shares allocated to Portfolio	83,000,000	140,000,000	50,000,000	26,000,000	107,000,000	200,000,000	48,000,000
Net asset value per share	$11.26	$13.64	$14.84	$11.95	$12.43	$13.34	$14.07
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Statements of Operations
For the Year Ended December 31, 2025

	AVIP Bond Portfolio	AVIP BlackRock Balanced Allocation Portfolio	AVIP BlackRock Advantage International Equity Portfolio	AVIP Fidelity Institutional AM® Equity Growth Portfolio	AVIP AB Small Cap Portfolio	AVIP AB Mid Cap Core Portfolio	AVIP S&P 500® Index Portfolio	AVIP BlackRock Advantage Large Cap Value Portfolio	AVIP High Income Bond Portfolio
Investment income:
Interest	$11,691,866	$4,934,244	$238,497	$56,181	$46,126	$32,567	$341,413	$109,824	$7,638,558
Dividends from unaffiliated issuers, net of taxes withheld*	1,700	3,107,356	9,655,428	895,560	1,379,123	1,018,861	14,856,922	3,695,988	55,907
Total investment income	11,693,566	8,041,600	9,893,925	951,741	1,425,249	1,051,428	15,198,335	3,805,812	7,694,465
Expenses:
Advisory fees	1,333,272	1,883,282	2,482,860	988,890	1,059,657	570,683	3,974,688	1,265,856	886,465
Custodian fees	8,377	22,357	357,191	19,529	53,371	47,245	91,782	15,054	6,251
Directors' fees	19,707	29,736	27,513	11,844	11,600	6,360	93,312	14,974	9,645
Professional fees	22,971	24,664	24,356	21,652	21,628	20,671	35,634	22,165	26,730
Accounting fees	51,945	50,639	64,643	23,293	30,529	25,730	154,896	31,358	72,382
Administration fees	32,156	36,144	69,246	24,491	27,376	26,084	37,232	24,653	27,578
Printing and filing fees	19,668	28,723	18,496	15,359	16,262	15,151	25,587	13,939	20,378
Compliance expense	19,548	19,548	19,548	19,548	19,548	19,548	19,548	19,548	19,548
Other	7,171	12,875	12,099	5,327	3,762	2,626	45,588	6,610	3,598
Total expenses	1,514,815	2,107,968	3,075,952	1,129,933	1,243,733	734,098	4,478,267	1,414,157	1,072,575
Net investment income (loss)	10,178,751	5,933,632	6,817,973	(178,192)	181,516	317,330	10,720,068	2,391,655	6,621,890
Realized/unrealized gain (loss) on investments, futures contracts, and foreign currency related transactions:
Net realized gain (loss) on:
Investments in securities of unaffiliated issuers	(5,546,251)	27,380,939	57,003,090	16,670,199	11,503,781	4,680,798	137,666,327	15,583,823	(408,054)
Futures contracts	(71,047)	503,909	1,295,143	—	—	—	126,805	189,706	—
Foreign currency related transactions	—	—	36,644	(3,020)	—	85	—	—	(79)
Change in unrealized appreciation/depreciation on:
Investments in securities of unaffiliated issuers	13,476,239	23,357,056	34,209,963	5,647,206	2,038,128	659,860	41,756,251	14,073,834	3,398,632
Futures contracts	(82,796)	31,577	148,955	—	—	—	(26,264)	106,600	—
Foreign currency related transactions	—	—	246,865	4,249	—	(78)	—	16,172	158
Net realized/unrealized gain on investments, futures contracts, and foreign currency related transactions	7,776,145	51,273,481	92,940,660	22,318,634	13,541,909	5,340,665	179,523,119	29,970,135	2,990,657
Change in net assets from operations	$17,954,896	$57,207,113	$99,758,633	$22,140,442	$13,723,425	$5,657,995	$190,243,187	$32,361,790	$9,612,547
*Taxes withheld	$791	$662	$919,201	$18,949	$921	$1,092	$3,363	$ —	$ —
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Statements of Operations
For the Year Ended December 31, 2025

	AVIP Nasdaq-100® Index Portfolio	AVIP BlackRock Advantage Large Cap Core Portfolio	AVIP BlackRock Advantage Small Cap Growth Portfolio	AVIP S&P MidCap 400® Index Portfolio	AVIP BlackRock Advantage Large Cap Growth Portfolio	AVIP Constellation Dynamic Risk Balanced Portfolio	AVIP Core Plus Bond Portfolio	AVIP Intech U.S. Low Volatility Portfolio	AVIP AB Relative Value Portfolio
Investment income:
Interest	$77,985	$174,877	$78,789	$173,265	$237,616	$19,713,831	$19,231,081	$174,905	$136,142
Dividends from unaffiliated issuers, net of taxes withheld*	1,839,722	3,799,502	680,901	8,139,775	2,830,148	17,006,954	2,631,921	7,899,662	2,041,871
Total investment income	1,917,707	3,974,379	759,690	8,313,040	3,067,764	36,720,785	21,863,002	8,074,567	2,178,013
Expenses:
Advisory fees	957,730	2,061,516	994,345	1,847,700	3,020,311	10,226,278	2,683,744	3,350,294	771,434
Custodian fees	29,844	19,395	50,979	77,390	22,828	34,055	26,409	17,446	11,349
Directors' fees	20,735	25,564	10,254	41,973	36,621	103,076	41,941	46,750	9,525
Professional fees	23,123	23,987	21,319	26,760	25,830	43,330	35,292	27,560	21,223
Accounting fees	37,511	43,161	34,981	80,267	57,221	151,073	148,647	72,345	17,993
Administration fees	25,781	26,337	24,082	27,996	27,022	78,735	41,429	26,616	23,195
Printing and filing fees	15,759	20,068	17,651	21,461	22,321	41,383	25,553	25,533	12,007
Compliance expense	19,548	19,548	19,548	19,548	19,548	19,548	19,548	19,548	19,548
Other	8,846	11,050	4,493	18,728	15,510	55,750	15,912	21,698	4,177
Total expenses	1,138,877	2,250,626	1,177,652	2,161,823	3,247,212	10,753,228	3,038,475	3,607,790	890,451
Net investment income (loss)	778,830	1,723,753	(417,962)	6,151,217	(179,448)	25,967,557	18,824,527	4,466,777	1,287,562
Realized/unrealized gain (loss) on investments, futures contracts, and swap contracts:
Net realized gain (loss) on:
Investments in securities of unaffiliated issuers	44,096,785	37,735,294	1,094,841	39,100,770	67,407,549	8,008,760	(9,613,183)	57,921,170	6,178,044
Futures contracts	152,920	318,869	(43,248)	(142,329)	402,211	1,454,431	533,006	—	—
Swap contracts	—	—	—	—	—	1,992,941	—	—	—
Change in unrealized appreciation/depreciation on:
Investments in securities of unaffiliated issuers	4,318,128	20,125,906	16,721,809	(8,151,316)	22,621,106	109,232,403	24,570,535	5,202,760	4,567,497
Futures contracts	40,070	96,919	85,855	135,973	107,077	2,572,472	(375,593)	—	—
Net realized/unrealized gain on investments, futures contracts, and swap contracts	48,607,903	58,276,988	17,859,257	30,943,098	90,537,943	123,261,007	15,114,765	63,123,930	10,745,541
Change in net assets from operations	$49,386,733	$60,000,741	$17,441,295	$37,094,315	$90,358,495	$149,228,564	$33,939,292	$67,590,707	$12,033,103
*Taxes withheld	$4,977	$308	$102	$5,888	$234	$1,319	$ —	$ —	$11,839
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Statements of Operations
For the Year Ended December 31, 2025

	AVIP Constellation Managed Risk Balanced Portfolio	AVIP Constellation Managed Risk Moderate Growth Portfolio	AVIP Constellation Managed Risk Growth Portfolio	AVIP Moderately Conservative Model Portfolio	AVIP Balanced Model Portfolio	AVIP Moderate Growth Model Portfolio	AVIP Growth Model Portfolio
Investment income:
Interest	$670,753	$304,639	$440,934	$—	$—	$2	$—
Dividend income from unaffiliated issuers	13,586,052	15,005,825	7,778,897	2,447,300	7,797,839	10,510,227	1,853,096
Dividends from affiliates	—	—	—	2,878,942	9,926,609	17,747,376	3,737,824
Total investment income	14,256,805	15,310,464	8,219,831	5,326,242	17,724,448	28,257,605	5,590,920
Expenses:
Advisory fees	2,839,009	3,375,590	2,310,235	687,031	2,749,289	5,499,431	1,347,283
Custodian fees	14,982	13,089	9,026	15,368	16,649	16,407	15,732
Directors' fees	41,105	50,473	33,362	13,702	54,650	109,049	26,651
Professional fees	23,766	25,759	22,527	19,325	25,953	34,830	21,458
Accounting fees	23,201	23,114	23,118	23,038	23,086	23,086	23,086
Administration fees	38,300	37,590	37,227	28,906	32,332	36,860	29,984
Printing and filing fees	27,533	25,087	22,606	14,894	24,107	32,865	14,310
Compliance expense	19,548	19,548	19,548	19,548	19,548	19,548	19,548
Other	20,043	14,008	12,928	2,289	9,364	18,418	4,237
Total expenses	3,047,487	3,584,258	2,490,577	824,101	2,954,978	5,790,494	1,502,289
Net investment income	11,209,318	11,726,206	5,729,254	4,502,141	14,769,470	22,467,111	4,088,631
Realized/unrealized gain on investments, futures contracts, capital gain distributions received from underlying mutual funds, and swap contracts:
Net realized gain (loss) on:
Investments in securities of unaffiliated issuers	30,954,977	29,361,119	48,129,183	(742,086)	(78,077)	6,225,564	2,727,151
Investments in affiliates	—	—	—	1,586,235	19,622,741	32,980,574	8,776,385
Futures contracts	3,436,103	5,816,833	2,141,852	—	—	—	—
Capital gain distributions received from underlying unaffiliated mutual funds	—	—	—	88,162	718,012	1,456,797	361,252
Capital gain distributions received from underlying affiliated mutual funds	—	—	—	5,975,139	32,875,452	90,281,911	25,525,052
Swap contracts	918,091	—	—	—	—	—	—
Change in unrealized appreciation/depreciation on:
Investments in securities of unaffiliated issuers	15,788,821	28,579,268	5,211,961	4,420,407	19,480,454	35,977,231	9,493,733
Investments in affiliates	—	—	—	2,421,818	385,829	9,320,019	3,768,457
Futures contracts	1,204,811	554,872	802,628	—	—	—	—
Net realized/unrealized gain on investments, futures contracts, capital gain distributions received from underlying mutual funds, and swap contracts	52,302,803	64,312,092	56,285,624	13,749,675	73,004,411	176,242,096	50,652,030
Change in net assets from operations	$63,512,121	$76,038,298	$62,014,878	$18,251,816	$87,773,881	$198,709,207	$54,740,661
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Statements of Changes in Net Assets

	AVIP Bond Portfolio		AVIP BlackRock Balanced Allocation Portfolio		AVIP BlackRock Advantage International Equity Portfolio		AVIP Fidelity Institutional AM® Equity Growth Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Increase (Decrease) in net assets:
Operations:
Net investment income (loss)	$10,178,751	$8,652,538	$5,933,632	$6,034,364	$6,817,973	$7,035,031	$(178,192)	$(358,043)
Net realized gain (loss) on investments, futures contracts, and foreign currency related transactions	(5,617,298)	(2,430,449)	27,884,848	52,123,563	58,334,877	39,247,423	16,667,179	22,822,721
Change in unrealized appreciation/depreciation on investments, futures contracts, and foreign currency related transactions	13,393,443	(1,601,152)	23,388,633	15,842,427	34,605,783	(23,972,805)	5,651,455	10,863,821
Change in net assets from operations	17,954,896	4,620,937	57,207,113	74,000,354	99,758,633	22,309,649	22,140,442	33,328,499
Distributions:
Distributions to shareholders	(8,660,818)	(8,037,254)	(56,577,549)	(13,162,567)	(9,873,262)	(8,596,710)	(22,568,861)	(8,493,441)
Capital transactions:
Received from shares sold	54,660,758	63,041,282	19,598,543	12,647,926	19,317,431	30,740,433	130,719,496	4,921,437
Received from dividends reinvested	8,660,818	8,037,254	56,577,549	13,162,567	9,873,262	8,596,710	22,568,861	8,493,441
Paid for shares redeemed	(53,388,017)	(44,748,425)	(100,003,233)	(108,889,073)	(112,452,842)	(65,673,745)	(32,613,947)	(28,517,726)
Change in net assets from capital transactions	9,933,559	26,330,111	(23,827,141)	(83,078,580)	(83,262,149)	(26,336,602)	120,674,410	(15,102,848)
Change in net assets	19,227,637	22,913,794	(23,197,577)	(22,240,793)	6,623,222	(12,623,663)	120,245,991	9,732,210
Net assets:
Beginning of year	247,854,246	224,940,452	391,158,982	413,399,775	343,376,076	355,999,739	126,020,853	116,288,643
End of year	$267,081,883	$247,854,246	$367,961,405	$391,158,982	$349,999,298	$343,376,076	$246,266,844	$126,020,853
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Statements of Changes in Net Assets

	AVIP AB Small Cap Portfolio		AVIP AB Mid Cap Core Portfolio		AVIP S&P 500® Index Portfolio		AVIP BlackRock Advantage Large Cap Value Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Increase (Decrease) in net assets:
Operations:
Net investment income	$181,516	$307,859	$317,330	$319,638	$10,720,068	$12,500,432	$2,391,655	$2,839,381
Net realized gain on investments, futures contracts, and foreign currency related transactions	11,503,781	15,595,332	4,680,883	9,805,679	137,793,132	146,345,736	15,773,529	24,368,964
Change in unrealized appreciation/depreciation on investments, futures contracts, and foreign currency related transactions	2,038,128	(526,774)	659,782	764,210	41,729,987	109,176,683	14,196,606	2,699,621
Change in net assets from operations	13,723,425	15,376,417	5,657,995	10,889,527	190,243,187	268,022,851	32,361,790	29,907,966
Distributions:
Distributions to shareholders	(73,314)	(491,912)	(2,040,405)	(359,724)	(158,289,285)	(96,565,596)	(26,358,660)	(6,744,337)
Capital transactions:
Received from shares sold	186,340,593	8,146,500	34,177,387	4,209,906	59,605,512	69,591,619	5,634,848	8,611,201
Received from dividends reinvested	73,314	491,912	2,040,405	359,724	158,289,285	96,565,596	26,358,660	6,744,337
Paid for shares redeemed	(31,291,114)	(27,138,806)	(14,382,882)	(18,944,221)	(269,689,564)	(318,495,757)	(42,124,517)	(46,593,770)
Change in net assets from capital transactions	155,122,793	(18,500,394)	21,834,910	(14,374,591)	(51,794,767)	(152,338,542)	(10,131,009)	(31,238,232)
Change in net assets	168,772,904	(3,615,889)	25,452,500	(3,844,788)	(19,840,865)	19,118,713	(4,127,879)	(8,074,603)
Net assets:
Beginning of year	113,531,798	117,147,687	76,581,225	80,426,013	1,204,783,877	1,185,665,164	192,617,226	200,691,829
End of year	$282,304,702	$113,531,798	$102,033,725	$76,581,225	$1,184,943,012	$1,204,783,877	$188,489,347	$192,617,226
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Statements of Changes in Net Assets

	AVIP High Income Bond Portfolio		AVIP Nasdaq-100® Index Portfolio		AVIP BlackRock Advantage Large Cap Core Portfolio		AVIP BlackRock Advantage Small Cap Growth Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Increase (Decrease) in net assets:
Operations:
Net investment income (loss)	$6,621,890	$6,842,594	$778,830	$1,107,480	$1,723,753	$2,231,046	$(417,962)	$(211,972)
Net realized gain (loss) on investments, futures contracts, and foreign currency related transactions	(408,133)	(2,892,552)	44,249,705	45,960,323	38,054,163	51,964,758	1,051,593	15,453,411
Change in unrealized appreciation/depreciation on investments, futures contracts, and foreign currency related transactions	3,398,790	3,601,774	4,358,198	13,968,335	20,222,825	24,978,577	16,807,664	(684,930)
Change in net assets from operations	9,612,547	7,551,816	49,386,733	61,036,138	60,000,741	79,174,381	17,441,295	14,556,509
Distributions:
Distributions to shareholders	(6,904,427)	(7,055,612)	(47,153,504)	(51,065,074)	(52,788,987)	(10,881,889)	(4,946,731)	(106,070)
Capital transactions:
Received from shares sold	8,783,612	19,255,120	18,058,908	36,688,968	12,239,276	8,285,525	13,252,069	11,959,446
Received from dividends reinvested	6,904,427	7,055,612	47,153,504	51,065,074	52,788,987	10,881,889	4,946,731	106,070
Paid for shares redeemed	(24,533,428)	(26,885,768)	(75,339,975)	(90,754,212)	(73,870,477)	(87,330,554)	(33,887,232)	(34,149,854)
Change in net assets from capital transactions	(8,845,389)	(575,036)	(10,127,563)	(3,000,170)	(8,842,214)	(68,163,140)	(15,688,432)	(22,084,338)
Change in net assets	(6,137,269)	(78,832)	(7,894,334)	6,970,894	(1,630,460)	129,352	(3,193,868)	(7,633,899)
Net assets:
Beginning of year	125,233,266	125,312,098	269,670,380	262,699,486	329,417,151	329,287,799	133,126,278	140,760,177
End of year	$119,095,997	$125,233,266	$261,776,046	$269,670,380	$327,786,691	$329,417,151	$129,932,410	$133,126,278
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Statements of Changes in Net Assets

	AVIP S&P MidCap 400® Index Portfolio		AVIP BlackRock Advantage Large Cap Growth Portfolio		AVIP Constellation Dynamic Risk Balanced Portfolio		AVIP Core Plus Bond Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Increase (Decrease) in net assets:
Operations:
Net investment income (loss)	$6,151,217	$6,400,065	$(179,448)	$206,162	$25,967,557	$27,387,076	$18,824,527	$19,797,569
Net realized gain (loss) on investments, futures contracts, foreign currency related transactions, and swap contracts	38,958,441	53,465,964	67,809,760	132,283,811	11,456,132	286,926,642	(9,080,177)	(14,153,548)
Change in unrealized appreciation/depreciation on investments and futures contracts	(8,015,343)	11,126,533	22,728,183	(337,091)	111,804,875	(152,926,318)	24,194,942	4,406,751
Change in net assets from operations	37,094,315	70,992,562	90,358,495	132,152,882	149,228,564	161,387,400	33,939,292	10,050,772
Distributions:
Distributions to shareholders	(60,423,643)	(26,366,135)	(133,599,753)	(48,992,702)	(247,564,432)	(25,112,235)	(20,456,299)	(17,192,571)
Capital transactions:
Received from shares sold	44,641,551	59,459,132	14,564,172	8,631,102	428,777,004	26,928,326	50,245,095	58,176,882
Received from dividends reinvested	60,423,643	26,366,135	133,599,753	48,992,702	247,564,432	25,112,235	20,456,299	17,192,571
Paid for shares redeemed	(102,248,460)	(126,734,288)	(115,093,637)	(140,544,861)	(302,257,292)	(316,784,528)	(113,594,605)	(109,652,523)
Change in net assets from capital transactions	2,816,734	(40,909,021)	33,070,288	(82,921,057)	374,084,144	(264,743,967)	(42,893,211)	(34,283,070)
Change in net assets	(20,512,594)	3,717,406	(10,170,970)	239,123	275,748,276	(128,468,802)	(29,410,218)	(41,424,869)
Net assets:
Beginning of year	546,169,897	542,452,491	474,972,290	474,733,167	1,270,562,907	1,399,031,709	543,672,416	585,097,285
End of year	$525,657,303	$546,169,897	$464,801,320	$474,972,290	$1,546,311,183	$1,270,562,907	$514,262,198	$543,672,416
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Statements of Changes in Net Assets

	AVIP Intech U.S. Low Volatility Portfolio		AVIP AB Relative Value Portfolio		AVIP Constellation Managed Risk Balanced Portfolio		AVIP Constellation Managed Risk Moderate Growth Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Increase (Decrease) in net assets:
Operations:
Net investment income	$4,466,777	$7,397,174	$1,287,562	$1,485,611	$11,209,318	$13,800,585	$11,726,206	$9,815,969
Net realized gain on investments, futures contracts, foreign currency related transactions, and swap contracts	57,921,170	103,647,679	6,178,044	12,264,488	35,309,171	15,785,491	35,177,952	34,765,302
Change in unrealized appreciation on investments, futures contracts, and foreign currency related transactions	5,202,760	12,248,153	4,567,497	1,930,648	16,993,632	21,506,677	29,134,140	9,554,191
Change in net assets from operations	67,590,707	123,293,006	12,033,103	15,680,747	63,512,121	51,092,753	76,038,298	54,135,462
Distributions:
Distributions to shareholders	(101,659,290)	(9,320,606)	(10,361,357)	(1,896,675)	(13,762,703)	(14,636,740)	(43,939,532)	(20,489,765)
Capital transactions:
Received from shares sold	18,019,856	11,197,907	15,863,711	4,748,260	20,418,233	22,511,092	839,712,609	13,049,892
Received from dividends reinvested	101,659,290	9,320,606	10,361,357	1,896,675	13,762,703	14,636,740	43,939,532	20,489,765
Paid for shares redeemed	(150,691,582)	(179,488,884)	(20,669,589)	(27,464,787)	(120,767,649)	(122,375,643)	(131,523,070)	(98,654,400)
Change in net assets from capital transactions	(31,012,436)	(158,970,371)	5,555,479	(20,819,852)	(86,586,713)	(85,227,811)	752,129,071	(65,114,743)
Change in net assets	(65,081,019)	(44,997,971)	7,227,225	(7,035,780)	(36,837,295)	(48,771,798)	784,227,837	(31,469,046)
Net assets:
Beginning of year	623,423,012	668,420,983	120,685,675	127,721,455	538,391,073	587,162,871	467,007,644	498,476,690
End of year	$558,341,993	$623,423,012	$127,912,900	$120,685,675	$501,553,778	$538,391,073	$1,251,235,481	$467,007,644
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Statements of Changes in Net Assets

	AVIP Constellation Managed Risk Growth Portfolio		AVIP Moderately Conservative Model Portfolio		AVIP Balanced Model Portfolio		AVIP Moderate Growth Model Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Increase (Decrease) in net assets:
Operations:
Net investment income	$5,729,254	$7,999,641	$4,502,141	$4,734,312	$14,769,470	$15,541,950	$22,467,111	$23,087,275
Net realized gain on investments, futures contracts, foreign currency related transactions, and capital gain distributions received from underlying mutual funds	50,271,035	27,459,400	6,907,450	2,499,557	53,138,128	23,434,957	130,944,846	58,432,630
Change in unrealized appreciation on investments, futures contracts, and foreign currency related transactions	6,014,589	27,186,552	6,842,225	7,288,795	19,866,283	32,780,757	45,297,250	87,291,867
Change in net assets from operations	62,014,878	62,645,593	18,251,816	14,522,664	87,773,881	71,757,664	198,709,207	168,811,772
Distributions:
Distributions to shareholders	(34,180,817)	(20,040,839)	(6,584,249)	(5,248,757)	(34,469,636)	(15,131,002)	(52,212,182)	(23,374,317)
Capital transactions:
Received from shares sold	11,280,255	12,272,285	4,279,747	5,527,674	19,333,187	14,505,975	23,470,476	14,323,786
Received from dividends reinvested	34,180,817	20,040,839	6,584,249	5,248,757	34,469,636	15,131,002	52,212,182	23,374,317
Paid for shares redeemed	(84,194,880)	(88,196,984)	(36,315,756)	(37,383,482)	(141,670,354)	(149,587,285)	(246,767,751)	(265,847,358)
Change in net assets from capital transactions	(38,733,808)	(55,883,860)	(25,451,760)	(26,607,051)	(87,867,531)	(119,950,308)	(171,085,093)	(228,149,255)
Change in net assets	(10,899,747)	(13,279,106)	(13,784,193)	(17,333,144)	(34,563,286)	(63,323,646)	(24,588,068)	(82,711,800)
Net assets:
Beginning of year	431,529,513	444,808,619	179,323,471	196,656,615	713,147,616	776,471,262	1,398,468,400	1,481,180,200
End of year	$420,629,766	$431,529,513	$165,539,278	$179,323,471	$678,584,330	$713,147,616	$1,373,880,332	$1,398,468,400
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Statements of Changes in Net Assets

	AVIP Growth Model Portfolio
	Year Ended	Year Ended
	December 31, 2025	December 31, 2024
Increase (Decrease) in net assets:
Operations:
Net investment income	$4,088,631	$4,284,951
Net realized gain on investments and capital gain distributions received from underlying mutual funds	37,389,840	14,753,819
Change in unrealized appreciation on investments	13,262,190	25,680,001
Change in net assets from operations	54,740,661	44,718,771
Distributions:
Distributions to shareholders	(10,916,684)	(4,506,813)
Capital transactions:
Received from shares sold	9,065,443	3,905,420
Received from dividends reinvested	10,916,684	4,506,813
Paid for shares redeemed	(64,294,521)	(51,575,991)
Change in net assets from capital transactions	(44,312,394)	(43,163,758)
Change in net assets	(488,417)	(2,951,800)
Net assets:
Beginning of year	340,191,808	343,143,608
End of year	$339,703,391	$340,191,808
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Financial Highlights

	Selected per-share data							Ratios and supplemental data
		Operations			Distributions			Ratios to average net assets
								Ratios net of expenses reduced or reimbursed by adviser		Ratios assuming no expenses reduced or reimbursed by adviser
	Net asset value, beginning of year	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from operations	Distributions to shareholders	Net asset value, end of year	Total Return#	Expenses	Net investment income (loss)	Expenses	Net assets, end of year (millions)	Portfolio turnover rate
AVIP Bond Portfolio
Year Ended December 31, 2025	$16.76	0.72	0.56	1.28	(0.64)	$17.40	7.67%	0.61%	4.12%	0.61%	$267.1	112%
Year Ended December 31, 2024	$16.95	0.59	(0.17)	0.42	(0.61)	$16.76	2.38%	0.61%	3.72%	0.61%	$247.9	21%
Year Ended December 31, 2023	$16.17	0.62	0.69	1.31	(0.53)	$16.95	8.30%	0.61%	3.64%	0.61%	$224.9	21%
Year Ended December 31, 2022	$19.88	0.58	(3.60)	(3.02)	(0.69)	$16.17	(15.19)%	0.61%	3.11%	0.61%	$221.5	21%
Year Ended December 31, 2021	$20.79	0.54	(0.85)	(0.31)	(0.60)	$19.88	(1.52)%	0.59%	2.56%	0.59%	$277.4	13%
AVIP BlackRock Balanced Allocation Portfolio
Year Ended December 31, 2025	$37.67	0.69	5.31	6.00	(6.28)	$37.39	16.61%	0.57%	1.59%	0.57%	$368.0	72%
Year Ended December 31, 2024	$32.57	0.67	5.65	6.32	(1.22)	$37.67	19.50%	0.57%	1.46%	0.57%	$391.2	64%
Year Ended December 31, 2023	$27.36	0.58	5.16	5.74	(0.53)	$32.57	21.13%	0.56%	1.56%	0.56%	$413.4	65%
Year Ended December 31, 2022	$42.43	0.50	(8.21)	(7.71)	(7.36)	$27.36	(18.41)%	0.55%	1.57%	0.55%	$418.7	70%
Year Ended December 31, 2021	$39.40	0.58	6.66	7.24	(4.21)	$42.43	19.06%	0.54%	1.22%	0.54%	$551.8	105%
AVIP BlackRock Advantage International Equity Portfolio
Year Ended December 31, 2025	$15.84	0.48	4.73	5.21	(0.56)	$20.49	33.04%	0.88%	1.95%	0.88%	$350.0	147%
Year Ended December 31, 2024	$15.27	0.36	0.62	0.98	(0.41)	$15.84	6.29%	0.86%	1.98%	0.86%	$343.4	153%
Year Ended December 31, 2023	$13.32	0.37	2.11	2.48	(0.53)	$15.27	18.94%	0.89%	2.09%	0.89%	$356.0	153%
Year Ended December 31, 2022	$18.44	0.42	(3.11)	(2.69)	(2.43)	$13.32	(13.47)%	0.89%	2.53%	0.89%	$354.6	134%
Year Ended December 31, 2021	$16.47	0.36	1.86	2.22	(0.25)	$18.44	13.49%	0.89%	1.84%	0.89%	$507.5	196%
AVIP Fidelity Institutional AM® Equity Growth Portfolio
Year Ended December 31, 2025	$18.26	(— )(a)	2.73	2.73	(3.74)	$17.25	15.35%	0.77%	(0.12)%	0.77%	$246.3	52%
Year Ended December 31, 2024(b)	$15.00	(0.05)	4.57	4.52	(1.26)	$18.26	30.68%	0.79%	(0.28)%	0.79%	$126.0	57%
Year Ended December 31, 2023(b)	$11.90	(— )(a)	4.50	4.50	(1.40)	$15.00	39.39%	0.86%	(0.08)%	0.86%	$116.3	98%(c)
Year Ended December 31, 2022(b)	$364.30	0.20	(114.20)	(114.00)	(238.40)	$11.90	(33.92)%	0.85%	(0.19)%	0.85%	$44.1	51%
Year Ended December 31, 2021(b)	$351.30	(1.70)	70.70	69.00	(56.00)	$364.30	19.70%	0.78%	(0.33)%	0.78%	$142.2	31%

(a)	The absolute value of per share or ratio data is less than $0.005 per share, or 0.005%, respectively.
(b)
Effective August 16, 2024, the Fund instituted a reverse share split, whereby shareholders of the Portfolio received one share for every ten shares previously held.  Per share amounts for the periods have been adjusted to give effect to the reverse share split.

(c)
Effective July 29, 2023, the sub-adviser to the AVIP Fidelity Institutional AM® Equity Growth Portfolio changed from Janus Henderson Investors U.S. LLC to FIAM LLC.  Costs of purchases and proceeds from sales of portfolio securities associated with the change in sub-adviser may have contributed to a higher portfolio turnover rate for the year ended December 31, 2023 than for prior years.

# Performance does not include fees and expenses imposed by a variable annuity contract. Had those fees and expenses been included, performance would have been lower than the returns presented.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Financial Highlights

	Selected per-share data							Ratios and supplemental data
		Operations			Distributions			Ratios to average net assets
								Ratios net of expenses reduced or reimbursed by adviser		Ratios assuming no expenses reduced or reimbursed by adviser
	Net asset value, beginning of year	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from operations	Distributions to shareholders	Net asset value, end of year	Total Return#	Expenses	Net investment income (loss)	Expenses	Net assets, end of year (millions)	Portfolio turnover rate
AVIP AB Small Cap Portfolio
Year Ended December 31, 2025	$14.12	0.02	0.67	0.69	(0.01)	$14.80	4.89%	0.86%	0.13%	0.86%	$282.3	99%
Year Ended December 31, 2024	$12.46	0.04	1.68	1.72	(0.06)	$14.12	13.82%	0.88%	0.27%	0.88%	$113.5	100%
Year Ended December 31, 2023	$10.63	0.04	1.79	1.83	—	$12.46	17.22%	0.86%	0.31%	0.86%	$117.1	59%
Year Ended December 31, 2022	$42.63	0.01	(11.42)	(11.41)	(20.59)	$10.63	(28.73)%	0.85%	0.07%	0.85%	$113.7	58%
Year Ended December 31, 2021	$44.52	(0.01)	3.43	3.42	(5.31)	$42.63	8.17%	0.85%	(0.03)%	0.85%	$169.3	136%(a)
AVIP AB Mid Cap Core Portfolio
Year Ended December 31, 2025	$33.32	0.12	2.01	2.13	(0.96)	$34.49	6.42%	0.92%	0.40%	0.92%	$102.0	78%
Year Ended December 31, 2024	$29.31	0.16	4.00	4.16	(0.15)	$33.32	14.21%	0.91%	0.40%	0.91%	$76.6	74%
Year Ended December 31, 2023	$25.16	0.17	4.11	4.28	(0.13)	$29.31	17.05%	0.90%	0.55%	0.90%	$80.4	46%
Year Ended December 31, 2022	$62.45	0.14	(14.02)	(13.88)	(23.41)	$25.16	(23.31)%	0.88%	0.53%	0.88%	$77.8	41%
Year Ended December 31, 2021	$56.98	0.18	9.18	9.36	(3.89)	$62.45	16.79%	0.89%	0.30%	0.89%	$104.7	125%(a)
AVIP S&P 500® Index Portfolio
Year Ended December 31, 2025	$44.56	0.47	7.03	7.50	(6.62)	$45.44	17.43%	0.38%	0.91%	0.38%	$1,184.9	4%
Year Ended December 31, 2024	$38.84	0.53	8.79	9.32	(3.60)	$44.56	24.57%	0.38%	1.02%	0.38%	$1,204.8	4%
Year Ended December 31, 2023	$32.61	0.48	7.76	8.24	(2.01)	$38.84	25.72%	0.38%	1.31%	0.38%	$1,185.7	12%
Year Ended December 31, 2022	$46.20	0.47	(8.86)	(8.39)	(5.20)	$32.61	(18.42)%	0.38%	1.27%	0.38%	$1,023.6	4%
Year Ended December 31, 2021	$38.72	0.54	10.09	10.63	(3.15)	$46.20	28.25%	0.37%	1.05%	0.37%	$1,325.0	5%
AVIP BlackRock Advantage Large Cap Value Portfolio
Year Ended December 31, 2025	$20.06	0.29	3.22	3.51	(3.07)	$20.50	18.44%	0.75%	1.27%	0.75%	$188.5	71%
Year Ended December 31, 2024	$17.94	0.34	2.48	2.82	(0.70)	$20.06	15.76%	0.74%	1.42%	0.74%	$192.6	74%
Year Ended December 31, 2023	$16.32	0.30	1.85	2.15	(0.53)	$17.94	13.37%	0.74%	1.58%	0.74%	$200.7	91%
Year Ended December 31, 2022	$23.67	0.38	(2.64)	(2.26)	(5.09)	$16.32	(8.97)%	0.73%	1.51%	0.73%	$198.9	94%
Year Ended December 31, 2021	$19.13	0.31	4.52	4.83	(0.29)	$23.67	25.39%	0.73%	1.25%	0.73%	$325.9	153%

(a)
Effective May 1, 2021, the sub-adviser to the AVIP AB Small Cap Portfolio and AVIP AB Mid Cap Core Portfolio changed from Janus Capital Management LLC to AllianceBernstein, L.P. Costs of purchases and proceeds from sales of portfolio securities associated with the change in the sub-adviser may have contributed to a higher portfolio turnover rate for the year ended December 31, 2021 than for prior years.

# Performance does not include fees and expenses imposed by a variable annuity contract. Had those fees and expenses been included, performance would have been lower than the returns presented.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Financial Highlights

	Selected per-share data							Ratios and supplemental data
		Operations			Distributions			Ratios to average net assets
								Ratios net of expenses reduced or reimbursed by adviser		Ratios assuming no expenses reduced or reimbursed by adviser
	Net asset value, beginning of year	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from operations	Distributions to shareholders	Net asset value, end of year	Total Return#	Expenses	Net investment income (loss)	Expenses	Net assets, end of year (millions)	Portfolio turnover rate
AVIP High Income Bond Portfolio
Year Ended December 31, 2025	$19.11	1.19	0.38	1.57	(1.16)	$19.52	8.31%	0.88%	5.46%	0.88%	$119.1	90%(a)
Year Ended December 31, 2024	$19.06	1.14	0.08	1.22	(1.17)	$19.11	6.45%	0.86%	5.50%	0.86%	$125.2	33%
Year Ended December 31, 2023	$17.97	1.13	1.09	2.22	(1.13)	$19.06	12.68%	0.86%	5.66%	0.86%	$125.3	15%
Year Ended December 31, 2022	$21.58	1.18	(3.65)	(2.47)	(1.14)	$17.97	(11.43)%	0.84%	5.05%	0.84%	$123.6	13%
Year Ended December 31, 2021	$21.65	1.05	0.02	1.07	(1.14)	$21.58	4.97%	0.82%	4.50%	0.82%	$170.2	36%
AVIP Nasdaq-100® Index Portfolio
Year Ended December 31, 2025	$17.74	0.06	3.43	3.49	(3.56)	$17.67	20.54%	0.44%	0.30%	0.44%	$261.8	7%
Year Ended December 31, 2024	$17.57	0.09	4.00	4.09	(3.92)	$17.74	25.37%	0.43%	0.41%	0.43%	$269.7	12%
Year Ended December 31, 2023	$12.46	0.10	6.53	6.63	(1.52)	$17.57	54.44%	0.43%	0.52%	0.43%	$262.7	22%
Year Ended December 31, 2022	$28.58	0.08	(8.66)	(8.58)	(7.54)	$12.46	(32.57)%	0.43%	0.46%	0.43%	$208.5	9%
Year Ended December 31, 2021	$28.08	0.12	6.89	7.01	(6.51)	$28.58	26.99%	0.41%	0.28%	0.41%	$356.5	7%
AVIP BlackRock Advantage Large Cap Core Portfolio
Year Ended December 31, 2025	$39.12	0.24	7.27	7.51	(7.04)	$39.59	20.20%	0.70%	0.54%	0.70%	$327.8	63%
Year Ended December 31, 2024	$32.02	0.31	8.03	8.34	(1.24)	$39.12	26.27%	0.70%	0.66%	0.70%	$329.4	71%
Year Ended December 31, 2023	$25.79	0.32	6.31	6.63	(0.40)	$32.02	25.84%	0.69%	0.89%	0.69%	$329.3	82%
Year Ended December 31, 2022	$44.84	0.30	(8.89)	(8.59)	(10.46)	$25.79	(19.56)%	0.69%	0.97%	0.69%	$313.8	90%
Year Ended December 31, 2021	$38.66	0.35	10.24	10.59	(4.41)	$44.84	28.49%	0.69%	0.66%	0.69%	$437.3	135%
AVIP BlackRock Advantage Small Cap Growth Portfolio
Year Ended December 31, 2025	$24.51	(0.09)	3.52	3.43	(1.00)	$26.94	14.14%	0.92%	(0.33)%	0.92%	$129.9	131%
Year Ended December 31, 2024	$22.24	(0.04)	2.33	2.29	(0.02)	$24.51	10.29%	0.87%	(0.15)%	0.87%	$133.1	49%
Year Ended December 31, 2023	$18.49	0.03	3.72	3.75	—	$22.24	20.28%	0.86%	0.12%	0.86%	$140.8	34%
Year Ended December 31, 2022	$37.99	0.01	(9.57)	(9.56)	(9.94)	$18.49	(26.12)%	0.86%	0.03%	0.86%	$135.0	49%
Year Ended December 31, 2021	$41.69	(0.13)	1.88	1.75	(5.45)	$37.99	4.05%	0.85%	(0.33)%	0.85%	$196.2	87%

(a)
Effective at the end of business December 5, 2025, the sub-advisory agreement between Constellation Investments, Inc. ("CINV") and Federated Investment Management Company was terminated and CINV assumed the day-to-day portfolio management of the Portfolio.  Costs of purchases and proceeds from sales of portfolio securities associated with the termination of the sub-advisory agreement contributed to a higher portfolio turnover rate for the year ended December 31, 2025 than for prior years.

# Performance does not include fees and expenses imposed by a variable annuity contract. Had those fees and expenses been included, performance would have been lower than the returns presented.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Financial Highlights

	Selected per-share data							Ratios and supplemental data
		Operations			Distributions			Ratios to average net assets
								Ratios net of expenses reduced or reimbursed by adviser		Ratios assuming no expenses reduced or reimbursed by adviser
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss)	Total from operations	Distributions to shareholders	Net asset value, end of year	Total Return#	Expenses	Net investment income (loss)	Expenses	Net assets, end of year (millions)	Portfolio turnover rate
AVIP S&P MidCap 400® Index Portfolio
Year Ended December 31, 2025	$22.16	0.26	1.27	1.53	(2.63)	$21.06	7.08%	0.41%	1.16%	0.41%	$525.7	20%
Year Ended December 31, 2024	$20.57	0.28	2.42	2.70	(1.11)	$22.16	13.43%	0.40%	1.17%	0.40%	$546.2	23%
Year Ended December 31, 2023	$18.71	0.18	2.63	2.81	(0.95)	$20.57	15.50%	0.41%	1.41%	0.41%	$542.5	34%
Year Ended December 31, 2022	$26.22	0.26	(3.79)	(3.53)	(3.98)	$18.71	(13.40)%	0.42%	1.30%	0.42%	$369.5	26%
Year Ended December 31, 2021	$21.70	0.29	4.90	5.19	(0.67)	$26.22	24.18%	0.41%	0.99%	0.41%	$437.6	21%
AVIP BlackRock Advantage Large Cap Growth Portfolio
Year Ended December 31, 2025	$10.77	(— )(a)	2.18	2.18	(3.52)	$9.43	21.51%	0.71%	(0.04)%	0.71%	$464.8	65%
Year Ended December 31, 2024	$9.18	0.01	2.73	2.74	(1.15)	$10.77	31.07%	0.71%	0.04%	0.71%	$475.0	101%
Year Ended December 31, 2023	$6.57	0.02	2.65	2.67	(0.06)	$9.18	40.78%	0.71%	0.26%	0.71%	$474.7	97%
Year Ended December 31, 2022	$33.65	0.01	(9.13)	(9.12)	(17.96)	$6.57	(32.56)%	0.75%	0.49%	0.75%	$375.1	135%
Year Ended December 31, 2021	$36.36	0.01	8.69	8.70	(11.41)	$33.65	26.69%	0.78%	(0.09)%	0.78%	$81.5	138%
AVIP Constellation Dynamic Risk Balanced Portfolio
Year Ended December 31, 2025	$15.67	0.29	1.59	1.88	(3.54)	$14.01	12.44%	0.84%†	2.02%†	0.84%†	$1,546.3	53%
Year Ended December 31, 2024	$14.19	0.38	1.39	1.77	(0.29)	$15.67	12.51%	0.85%†	2.02%†	0.85%†	$1,270.6	159%
Year Ended December 31, 2023	$12.69	0.24	1.39	1.63	(0.13)	$14.19	12.90%	0.85%	2.09%	0.85%	$1,399.0	132%
Year Ended December 31, 2022	$17.16	0.09	(3.96)	(3.87)	(0.60)	$12.69	(22.62)%	0.87%	1.48%	0.87%	$1,139.2	124%
Year Ended December 31, 2021	$17.63	0.09	2.43	2.52	(2.99)	$17.16	15.04%	0.95%	0.48%	0.95%	$447.0	51%
AVIP Core Plus Bond Portfolio
Year Ended December 31, 2025	$8.95	0.37	0.22	0.59	(0.37)	$9.17	6.60%	0.58%	3.58%	0.58%	$514.3	40%
Year Ended December 31, 2024	$9.07	0.34	(0.18)	0.16	(0.28)	$8.95	1.71%	0.57%	3.48%	0.57%	$543.7	53%
Year Ended December 31, 2023	$8.83	0.25	0.20	0.45	(0.21)	$9.07	5.18%	0.57%	3.01%	0.57%	$585.1	32%
Year Ended December 31, 2022	$10.30	0.23	(1.54)	(1.31)	(0.16)	$8.83	(12.78)%	0.56%	2.22%	0.56%	$551.1	81%
Year Ended December 31, 2021	$10.47	0.06	(0.19)	(0.13)	(0.04)	$10.30	(1.27)%	0.57%	1.85%	0.57%	$716.5	40%

†	The ratios presented only reflect the direct income and expenses for the Portfolio, and do not include the indirect expenses related to the underlying funds in which the Portfolio invests.
(a)	The absolute value of per share or ratio data is less than $0.005 per share, or 0.005%, respectively.

# Performance does not include fees and expenses imposed by a variable annuity contract. Had those fees and expenses been included, performance would have been lower than the returns presented.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Financial Highlights

	Selected per-share data							Ratios and supplemental data
		Operations			Distributions			Ratios to average net assets
								Ratios net of expenses reduced or reimbursed by adviser		Ratios assuming no expenses reduced or reimbursed by adviser
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss)	Total from operations	Distributions to shareholders	Net asset value, end of year	Total Return#	Expenses	Net investment income	Expenses	Net assets, end of year (millions)	Portfolio turnover rate
AVIP Intech U.S. Low Volatility Portfolio
Year Ended December 31, 2025	$12.44	0.12	1.35	1.47	(2.41)	$11.50	12.23%	0.62%	0.76%	0.62%	$558.3	90%
Year Ended December 31, 2024	$10.51	0.17	1.93	2.10	(0.17)	$12.44	20.04%	0.61%	1.11%	0.61%	$623.4	77%
Year Ended December 31, 2023	$9.98	0.16	0.49	0.65	(0.12)	$10.51	6.59%	0.61%	1.34%	0.61%	$668.4	55%
Year Ended December 31, 2022	$11.12	0.13	(0.95)	(0.82)	(0.32)	$9.98	(7.33)%	0.62%	1.06%	0.62%	$738.4	78%
Period from June 25, 2021 (inception) to December 31, 2021	$10.00	0.05	1.07	1.12	—	$11.12	11.20%*	0.62%**	0.89%**	0.62%**	$983.6	32%*
AVIP AB Relative Value Portfolio
Year Ended December 31, 2025	$12.31	0.14	1.07	1.21	(1.14)	$12.38	10.11%	0.74%	1.06%	0.74%	$127.9	75%
Year Ended December 31, 2024	$11.09	0.18	1.23	1.41	(0.19)	$12.31	12.74%	0.73%	1.17%	0.73%	$120.7	52%
Year Ended December 31, 2023	$10.04	0.18	0.99	1.17	(0.12)	$11.09	11.71%	0.73%	1.62%	0.73%	$127.7	71%
Year Ended December 31, 2022	$10.52	0.12	(0.59)	(0.47)	(0.01)	$10.04	(4.50)%	0.74%	1.44%	0.74%	$125.7	81%
Period from December 2, 2021 (inception) to December 31, 2021	$10.00	— (a)	0.52	0.52	—	$10.52	5.20%*	1.19%**	0.38%**	1.19%**	$77.6	5%*
AVIP Constellation Managed Risk Balanced Portfolio
Year Ended December 31, 2025	$10.21	0.29	1.06	1.35	(0.30)	$11.26	13.29%	0.59%†	2.17%†	0.59%†	$501.6	21%
Year Ended December 31, 2024	$9.60	0.29	0.59	0.88	(0.27)	$10.21	9.16%	0.60%†	2.42%†	0.60%†	$538.4	5%
Year Ended December 31, 2023	$8.52	0.25	0.93	1.18	(0.10)	$9.60	13.89%	0.59%†	2.43%†	0.59%†	$587.2	3%
Year Ended December 31, 2022	$10.23	0.10	(1.72)	(1.62)	(0.09)	$8.52	(15.84)%	0.61%†	1.58%†	0.61%†	$611.6	48%
Period from June 25, 2021 (inception) to December 31, 2021	$10.00	0.06	0.17	0.23	—	$10.23	2.30%*	0.62%**, †	1.22%**, †	0.62%**, †	$412.0	15%*
AVIP Constellation Managed Risk Moderate Growth Portfolio
Year Ended December 31, 2025	$13.14	0.16	1.74	1.90	(1.40)	$13.64	14.75%	0.58%†	1.91%†	0.58%†	$1,251.2	22%
Year Ended December 31, 2024	$12.30	0.31	1.10	1.41	(0.57)	$13.14	11.51%	0.60%†	1.99%†	0.60%†	$467.0	14%
Year Ended December 31, 2023	$10.59	0.26	1.45	1.71	—	$12.30	16.15%	0.59%†	2.13%†	0.59%†	$498.5	4%
Period from October 14, 2022 (inception) to December 31, 2022	$10.00	0.06	0.53	0.59	—	$10.59	5.90%*	0.61%**, †	2.58%**, †	0.61%**, †	$491.0	49%*
AVIP Constellation Managed Risk Growth Portfolio
Year Ended December 31, 2025	$13.91	0.24	1.93	2.17	(1.24)	$14.84	15.92%	0.59%†	1.36%†	0.59%†	$420.6	30%
Year Ended December 31, 2024	$12.68	0.29	1.58	1.87	(0.64)	$13.91	14.86%	0.61%†	1.78%†	0.61%†	$431.5	7%
Year Ended December 31, 2023	$10.60	0.24	1.84	2.08	—	$12.68	19.62%	0.59%†	1.93%†	0.59%†	$444.8	3%
Period from October 14, 2022 (inception) to December 31, 2022	$10.00	0.05	0.55	0.60	—	$10.60	6.00%*	0.61%**, †	2.45%**, †	0.61%**, †	$426.6	47%*

*	Not annualized
**	Annualized
†	The ratios presented only reflect the direct income and expenses for the Portfolio, and do not include the indirect expenses related to the underlying funds in which the Portfolio invests.
(a)	The absolute value of per share or ratio data is less than $0.005 per share, or 0.005%, respectively.

# Performance does not include fees and expenses imposed by a variable annuity contract. Had those fees and expenses been included, performance would have been lower than the returns presented.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Financial Highlights

	Selected per-share data							Ratios and supplemental data
		Operations			Distributions			Ratios to average net assets
								Ratios net of expenses reduced or reimbursed by adviser		Ratios assuming no expenses reduced or reimbursed by adviser
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss)	Total from operations	Distributions to shareholders	Net asset value, end of year	Total Return#	Expenses†	Net investment income†	Expenses†	Net assets, end of year (millions)	Portfolio turnover rate
AVIP Moderately Conservative Model Portfolio
Year Ended December 31, 2025	$11.16	0.37	0.89	1.26	(0.47)	$11.95	11.43%	0.48%	2.62%	0.48%	$165.5	12%
Year Ended December 31, 2024	$10.65	0.32	0.51	0.83	(0.32)	$11.16	7.77%	0.47%	2.50%	0.47%	$179.3	18%
Year Ended December 31, 2023	$10.35	0.32	0.85	1.17	(0.87)	$10.65	11.77%	0.47%	2.32%	0.47%	$196.7	8%
Year Ended December 31, 2022	$13.32	0.23	(2.24)	(2.01)	(0.96)	$10.35	(15.12)%	0.47%	1.91%	0.47%	$213.4	29%
Year Ended December 31, 2021	$12.67	0.20	0.79	0.99	(0.34)	$13.32	7.90%	0.43%	1.29%	0.45%	$281.6	13%
AVIP Balanced Model Portfolio
Year Ended December 31, 2025	$11.51	0.31	1.24	1.55	(0.63)	$12.43	13.80%	0.43%	2.15%	0.43%	$678.6	13%
Year Ended December 31, 2024	$10.71	0.28	0.75	1.03	(0.23)	$11.51	9.67%	0.44%	2.04%	0.44%	$713.1	16%
Year Ended December 31, 2023	$10.59	0.27	1.12	1.39	(1.27)	$10.71	13.95%	0.46%	1.97%	0.46%	$776.5	9%
Year Ended December 31, 2022	$14.22	0.22	(2.46)	(2.24)	(1.39)	$10.59	(15.75)%	0.44%	1.58%	0.44%	$787.9	27%
Year Ended December 31, 2021	$13.06	0.18	1.25	1.43	(0.27)	$14.22	11.03%	0.42%	1.14%	0.43%	$1,092.5	12%
AVIP Moderate Growth Model Portfolio
Year Ended December 31, 2025	$11.98	0.25	1.61	1.86	(0.50)	$13.34	15.81%	0.42%	1.63%	0.42%	$1,373.9	14%
Year Ended December 31, 2024	$10.86	0.22	1.09	1.31	(0.19)	$11.98	12.13%	0.42%	1.58%	0.42%	$1,398.5	15%
Year Ended December 31, 2023	$10.88	0.23	1.46	1.69	(1.71)	$10.86	16.67%	0.42%	1.62%	0.42%	$1,481.2	9%
Year Ended December 31, 2022	$15.26	0.18	(2.81)	(2.63)	(1.75)	$10.88	(17.17)%	0.42%	1.27%	0.42%	$1,445.2	32%
Year Ended December 31, 2021	$13.46	0.16	1.83	1.99	(0.19)	$15.26	14.83%	0.42%	0.98%	0.42%	$1,977.3	15%
AVIP Growth Model Portfolio
Year Ended December 31, 2025	$12.35	0.19	1.97	2.16	(0.44)	$14.07	17.78%	0.45%	1.21%	0.45%	$339.7	15%
Year Ended December 31, 2024	$11.00	0.17	1.34	1.51	(0.16)	$12.35	13.75%	0.44%	1.23%	0.44%	$340.2	12%
Year Ended December 31, 2023	$11.18	0.22	1.72	1.94	(2.12)	$11.00	18.73%	0.44%	1.34%	0.44%	$343.1	8%
Year Ended December 31, 2022	$16.47	0.15	(3.18)	(3.03)	(2.26)	$11.18	(18.29)%	0.44%	1.01%	0.44%	$330.9	28%
Year Ended December 31, 2021	$14.17	0.13	2.35	2.48	(0.18)	$16.47	17.58%	0.49%	0.78%	0.49%	$448.2	18%

# Performance does not include fees and expenses imposed by a variable annuity contract. Had those fees and expenses been included, performance would have been lower than the returns presented.
† Ratios presented only reflect the direct income and expenses for the Portfolio, and do not include the indirect expenses related to the underlying funds in which the Portfolio invests.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements
December 31, 2025
(1)Organization
AuguStar Variable Insurance Products Fund, Inc. (the “Fund”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "40 Act").  The Fund is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.  The Fund consists of twenty-five separate investment portfolios (the “Portfolios”).
The AVIP Constellation Managed Risk Balanced Portfolio, AVIP Constellation Managed Risk Moderate Growth Portfolio, and AVIP Constellation Managed Risk Growth Portfolio are collectively referred to as the "AVIP Constellation Managed Risk Portfolios". The AVIP Moderately Conservative Model Portfolio, AVIP Balanced Model Portfolio, AVIP Moderate Growth Model Portfolio, and AVIP Growth Model Portfolio are collectively referred to as the "AVIP Model Portfolios". Each of the AVIP Constellation Managed Risk Portfolios and AVIP Model Portfolios, as well as the AVIP Constellation Dynamic Risk Balanced Portfolio, is a “Fund of Funds”, which means each Portfolio significantly invests in other open-end mutual funds or exchange traded funds (“ETFs”).  Those underlying mutual funds or ETFs invest in stocks, bonds, and other securities that are consistently recorded at fair value, but involve varying amounts of potential investment risk and reward.  The portfolio management team of each of those Portfolios periodically adjusts the investment allocation to allow each of those Portfolios to achieve its investment objective.  Additional information about the underlying fund holdings is available at www.sec.gov.
Details regarding Portfolio-specific objectives, policies, and investment strategies are provided in the Portfolios' Prospectuses and Statements of Additional Information.  There are no assurances that these objectives will be met.  Each Portfolio, except the AVIP Nasdaq-100® Index Portfolio, is classified as diversified for purposes of Section 5(b) of the 40 Act.
The Fund issues its shares to separate accounts of AuguStar Life Insurance Company ("ALIC") and National Security Life and Annuity Company (“NSLA”) to support certain benefits under variable contracts issued by those entities, as well as for purchases by other Portfolios of the Fund.  In the future, Fund shares may be used for other purposes but, unless there is a change in applicable law, they will not be sold directly to the public.
ALIC and NSLA, at present, do not market or issue variable annuities. ALIC and NSLA will continue to service the in-force variable annuity contracts, the variable separate accounts, and underlying subaccounts regardless of new sales.
Interest in each Portfolio is represented by a separate class of the Fund’s capital stock, par value $1.  Each share of a Portfolio participates equally in the Portfolio’s dividends, distributions, net assets, and voting matters.
The Fund is authorized to issue 1.55 billion of its capital shares.  The Fund's Board of Directors (the "Board") periodically reallocates authorized shares among the Portfolios of the Fund and may authorize additional shares as deemed necessary.  In a meeting on August 28, 2025, the Board designated two share classes for certain Portfolios.  The Board authorized shares to be allocated to specific Portfolios of the Fund as follows:
Class I:
Portfolio	Authorized Shares	Portfolio	Authorized Shares
AVIP Bond	25,000,000	AVIP BlackRock Advantage Large Cap Growth	62,000,000
AVIP BlackRock Balanced Allocation	15,000,000	AVIP Constellation Dynamic Risk Balanced	170,000,000
AVIP BlackRock Advantage International Equity	35,000,000	AVIP Core Plus Bond	95,000,000
AVIP Fidelity Institutional AM® Equity Growth	19,000,000	AVIP Intech U.S. Low Volatility	65,000,000
AVIP AB Small Cap	27,000,000	AVIP AB Relative Value	16,000,000
AVIP AB Mid Cap Core	5,000,000	AVIP Constellation Managed Risk Balanced	83,000,000
AVIP S&P 500® Index	50,000,000	AVIP Constellation Managed Risk Moderate Growth	140,000,000
AVIP BlackRock Advantage Large Cap Value	14,000,000	AVIP Constellation Managed Risk Growth	50,000,000
AVIP High Income Bond	10,000,000	AVIP Moderately Conservative Model	26,000,000
AVIP Nasdaq-100® Index	21,000,000	AVIP Balanced Model	107,000,000
AVIP BlackRock Advantage Large Cap Core	12,000,000	AVIP Moderate Growth Model	200,000,000
AVIP BlackRock Advantage Small Cap Growth	8,000,000	AVIP Growth Model	48,000,000
AVIP S&P MidCap 400® Index	37,000,000
Class II:
Portfolio	Authorized Shares	Portfolio	Authorized Shares
AVIP Bond	10,000,000	AVIP Nasdaq-100® Index	10,000,000
AVIP BlackRock Balanced Allocation	10,000,000	AVIP BlackRock Advantage Large Cap Core	10,000,000
AVIP BlackRock Advantage International Equity	10,000,000	AVIP BlackRock Advantage Small Cap Growth	10,000,000
AVIP Fidelity Institutional AM® Equity Growth	10,000,000	AVIP S&P MidCap 400® Index	10,000,000

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
December 31, 2025
Portfolio	Authorized Shares	Portfolio	Authorized Shares
AVIP AB Small Cap	10,000,000	AVIP BlackRock Advantage Large Cap Growth	10,000,000
AVIP AB Mid Cap Core	10,000,000	AVIP Constellation Dynamic Risk Balanced	20,000,000
AVIP S&P 500® Index	30,000,000	AVIP Core Plus Bond	10,000,000
AVIP BlackRock Advantage Large Cap Value	10,000,000	AVIP Intech U.S. Low Volatility	10,000,000
AVIP High Income Bond	10,000,000	AVIP AB Relative Value	10,000,000
While the Class II shares are authorized, there were no shares issued or outstanding through December 31, 2025.  As such, all financial statements and corresponding notes to the financial statements are reflective of Class I shares only.
Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  However, based on experience, the risk of loss to the Fund is expected to be remote.
Effective August 16, 2024, the Fund instituted a reverse share split, whereby shareholders of the AVIP Fidelity Institutional AM® Equity Growth Portfolio received one share for every ten Portfolio shares previously held.  The effect of the reverse share split decreased the number of the Portfolio’s outstanding shares along with a corresponding increase in the Portfolio's net asset value (“NAV”) per share.  The reverse share split did not alter the net assets nor the shareholder rights of the Portfolio.  For periods prior to this reverse share split, the selected per share data included in the Financial Highlights and the capital share transactions in Note 4 of the Financial Statements have been retroactively adjusted to give effect to this Portfolio's reverse share split.
(2)Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements:
Use of Estimates
The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Cash Balance Credit Risk
The Fund may place portions of its uninvested cash with financial institutions in the United States, which are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000 for each account holder. The Fund may be subject to credit risk to the extent amounts on deposit are in excess of the insured limits.
Security Valuation and Fair Value Measurement
The Board has adopted policies for the valuation of the Fund’s securities, which include guidelines for valuation when active market quotations are not readily available.  The Board has designated authority to the Fund’s adviser, Constellation Investments, Inc. (“CINV”) to apply those guidelines in the determination of fair value, subject to oversight by the Board.
The Portfolios are valued each day the New York Stock Exchange ("NYSE") is open for unrestricted trading.  The Portfolios' investments are valued as follows:
Domestic equity securities that are traded on U.S. exchanges, other than the Nasdaq Stock Market, are valued at the last trade price reported by the primary exchange of each security (4:00 pm Eastern Time for normal trading sessions). Domestic equity securities that are listed on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”). Over-the-counter domestic equity securities are valued at the last trade price reported daily as of 4:00 pm Eastern Time (normal trading sessions).  If, on a particular day, a domestic equity security does not trade, or otherwise cannot be priced by independent pricing services, then a broker quotation as of the end of the current trading session, the evaluated mean between the bid and ask prices, as reported by an approved independent pricing source, or a previous last trade price may be used when appropriate.

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
December 31, 2025
Over-the-counter traded American Depositary Receipts ("ADRs") may also be valued at an evaluated price based on the value of the underlying securities. If an underlying equity security is not traded on a particular day, the mean between the bid and ask prices reported at 4:00 pm Eastern Time (normal trading sessions) by the primary exchange will generally be used for valuation purposes. The principal sources for market quotations are independent pricing services that have been approved by the Board or its designee.
Futures contracts are valued at the daily quoted settlement prices as reported by an approved independent pricing source.
Swap contracts are valued on the basis of evaluations as of 4:00 pm Eastern Time that are provided by an approved independent pricing source.  Evaluations are based on methodologies that consider market observable inputs such as interest rates, payment frequencies, and maturities.
Shares of open-end mutual funds are valued at each fund’s last calculated net asset value per share.
Shares of closed-end mutual funds that are traded on U.S. exchanges are valued similarly to other domestic equity securities, typically at the last trade price reported by the primary exchange of each fund (4:00 pm Eastern Time for normal trading sessions).
Foreign equity securities are initially priced at the reported close price of the exchange on which a security is primarily traded.  Securities not traded on a particular day are valued at the mean between the last reported bid and ask quotes at daily close, or the last sale price when appropriate. The principal sources for market quotations are independent pricing services that have been approved by the Board or its designee.
Equity securities that are primarily traded on foreign exchanges, other than those with close times that are consistent with the normal 4:00 pm Eastern Time close of U.S. equity markets, are further subjected to fair valuation pricing procedures provided by an independent fair valuation service.  The service provides data that can be used to estimate the price of a foreign issue that would prevail in a liquid market given market information available at 4:00 pm Eastern Time (normal trading sessions) each day that the NYSE is open for trading and net asset values are calculated for the Portfolios. Multiple factors may be considered in performing this valuation, including U.S. intraday market and sector returns, currency valuations, and pricing of related depository receipts, exchange traded funds, and futures.  Backtesting analysis is performed on a quarterly basis to monitor the effectiveness of these procedures.  The testing is reviewed by management of the Fund and the results of testing are reported to the Board. Prior results have indicated that these procedures have been effective in reaching pre-determined valuation objectives.
Fixed income securities that have a remaining maturity exceeding sixty days are generally valued at the evaluated bid price reported at 4:00 pm Eastern Time (normal trading sessions), as provided by independent pricing services approved by the Board or its designee. Many fixed income securities, including investment grade and high-yield corporate bonds, U.S. Treasury and government agency obligations, and other asset-backed instruments are not actively traded on a daily basis.  As such, the approved pricing services may use asset type-specific valuation models to provide good faith determinations of value that the holders of securities would receive in an orderly transaction under current market conditions.  The valuation models may use observable market data such as recent transaction data, benchmark yields, broker/dealer inputs, valuations and yields of comparable instruments, relative credit information, observed market movements, and market research and news.
Asset-backed securities and mortgage-backed securities may use valuation models that heavily consider predicted cash flows of each tranche of an issue, benchmark spreads, and unique attributes of the tranche.  The last trade or last evaluated bid may be used if an evaluated bid price is not available.
Fixed income instruments that mature in sixty days or less, and of sufficient credit quality, are valued at amortized cost. Amortized cost valuation involves valuing a security at its cost initially and thereafter amortizing to maturity any discounts or premiums on the level-yield method, regardless of the impact of fluctuating market interest rates on the value of the security. In these instances, amortized cost approximates fair value.
Restricted securities, illiquid securities, or other investments for which market quotations or other observable market inputs are not readily available are valued using methods determined in good faith by CINV's Pricing Committee, which is subjected to oversight by the Board.
U.S exchange-traded options are valued at the composite basis last sale price as reported to a Board-approved independent pricing service by the Options Price Reporting Authority ("OPRA"). If there are no reported trades for a trading session, the evaluated composite-basis bid price or other method will be used for valuation purposes.
The differences between the aggregate cost and values of investments are reflected as unrealized appreciation or unrealized depreciation.

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
December 31, 2025
Pricing inputs used in the determination of investment values are categorized according to a three-tier hierarchy framework.  The hierarchy is summarized in three broad levels:
Level 1:   Quoted prices in active markets for identical securities.
Level 2:   Other significant observable inputs, including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.
Level 3:   Significant unobservable inputs, including the Fund’s own assumptions used to determine the value of securities.
The following is a summary of the inputs used in valuing each of the Portfolio’s assets (liabilities) at value as of December 31, 2025:
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
AVIP Bond	Corporate Bonds***	$—	$212,956,687	$—
	Asset-Backed Securities***	—	46,887,743	—
	Preferred Securities***	—	3,432,595	—
		$ —	$263,277,025	$ —
	Long Futures Contracts	$(82,796)	$—	$—
AVIP BlackRock Balanced Allocation	Common Stocks***	$265,711,451	$—	$—
	Corporate Bonds***	—	89,545,567	—
	Asset-Backed Securities***	—	3,119,748	—
	U.S. Treasury Obligations	—	1,984,453	—
	Preferred Securities***	—	1,616,213	—
		$265,711,451	$96,265,981	$ —
	Long Futures Contracts	$(12,862)	$—	$—
	Short Futures Contracts	$22,043	$—	$—
AVIP BlackRock Advantage International Equity	Common Stocks***	$—	$343,341,739	$—
	Preferred Securities***	—	727,934	—
		$ —	$344,069,673	$ —
	Long Futures Contracts	$16,295	$—	$—
AVIP Fidelity Institutional AM® Equity Growth	Common Stocks***	$232,753,595	$11,686,154	$—
	Rights***	—	183	—
		$232,753,595	$11,686,337	$ —
AVIP AB Small Cap	Common Stocks***	$279,203,363	$—	$—
	Exchange Traded Funds	1,023,934	—	—
		$280,227,297	$ —	$ —
AVIP AB Mid Cap Core	Common Stocks***	$100,643,770	$—	$—
	Exchange Traded Funds	209,869	—	—
		$100,853,639	$ —	$ —
AVIP S&P 500® Index	Common Stocks***	$1,174,388,596	$—	$—
	U.S. Treasury Obligations	—	469,075	—
		$1,174,388,596	$469,075	$ —
	Long Futures Contracts	$(62,636)	$—	$—
AVIP BlackRock Advantage Large Cap Value	Common Stocks***	$186,353,407	$—	$—
	Long Futures Contracts	$3,164	$—	$—

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
December 31, 2025
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
AVIP High Income Bond	Corporate Bonds***	$—	$110,479,474	$—
	Exchange Traded Funds	4,719,798	—	—
	U.S. Treasury Obligations	—	249,873	—
	Common Stocks***	—	—	12,121
		$4,719,798	$110,729,347	$12,121
AVIP Nasdaq-100® Index	Common Stocks***	$259,202,683	$—	$—
	U.S. Treasury Obligations	—	101,583	—
		$259,202,683	$101,583	$ —
	Long Futures Contracts	$(22,332)	$—	$—
AVIP BlackRock Advantage Large Cap Core	Common Stocks***	$324,626,587	$—	$—
	Long Futures Contracts	$6,587	$—	$—
AVIP BlackRock Advantage Small Cap Growth	Common Stocks***	$126,204,769	$—	$—
	Rights***	—	11,608	—
		$126,204,769	$11,608	$ —
	Long Futures Contracts	$(35,720)	$—	$—
AVIP S&P MidCap 400® Index	Common Stocks***	$518,330,354	$—	$—
	U.S. Treasury Obligations	—	230,056	—
		$518,330,354	$230,056	$ —
	Long Futures Contracts	$(54,096)	$—	$—
AVIP BlackRock Advantage Large Cap Growth	Common Stocks***	$457,651,245	$—	$—
	Long Futures Contracts	$12,715	$—	$—
AVIP Constellation Dynamic Risk Balanced	Exchange Traded Funds	$1,090,658,960	$—	$—
	Asset-Backed Securities***	—	164,448,334	—
	Corporate Bonds***	—	144,222,757	—
	U.S. Treasury Obligations	—	128,499,639	—
	Preferred Securities***	—	7,130,261	—
	Rights***	—	4,444	—
		$1,090,658,960	$444,305,435	$ —
	Long Futures Contracts	$(987,238)	$—	$—
AVIP Core Plus Bond	U.S. Treasury Obligations	$—	$236,222,554	$—
	Corporate Bonds***	—	118,030,952	—
	U.S. Government Agency Mortgage-Backed Securities	—	104,688,275	—
	Asset-Backed / Mortgage-Backed Securities***	—	41,407,525	—
	Sovereign Debt Issues	—	1,410,312	—
	Common Stocks***	—	—	2,599
		$ —	$501,759,618	$2,599
	Long Futures Contracts	$(161,045)	$—	$—

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
December 31, 2025
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
	Short Futures Contracts	$168,766	$—	$—
AVIP Intech U.S. Low Volatility	Common Stocks***	$553,974,497	$—	$—
AVIP AB Relative Value	Common Stocks***	$127,054,820	$—	$—
AVIP Constellation Managed Risk Balanced	Exchange Traded Funds	$493,187,817	$—	$—
	Long Futures Contracts	$160,509	$—	$—
AVIP Constellation Managed Risk Moderate Growth	Exchange Traded Funds	$1,241,167,682	$—	$—
	Long Futures Contracts	$138,708	$—	$—
AVIP Constellation Managed Risk Growth	Exchange Traded Funds	$415,044,993	$—	$—
	Long Futures Contracts	$29,834	$—	$—
AVIP Moderately Conservative Model	Open-End Mutual Funds	$165,631,041	$—	$—
AVIP Balanced Model	Open-End Mutual Funds	$678,851,627	$—	$—
AVIP Moderate Growth Model	Open-End Mutual Funds	$1,374,385,848	$—	$—
AVIP Growth Model	Open-End Mutual Funds	$339,854,443	$—	$—

***	Each of the Portfolio's Schedule of Investments includes detailed industry descriptions.
Level 3 investments held during and at the end of the year ended December 31, 2025, in relation to net assets of the AVIP High Income Bond Portfolio and AVIP Core Plus Bond Portfolio, were not significant (0.0% and 0.0% of total net assets, respectively) and accordingly, a reconciliation of level 3 assets for the year ended December 31, 2025 is not presented. The valuation technique used to value the Level 3 securities in the AVIP High Income Bond Portfolio and AVIP Core Plus Bond Portfolio at December 31, 2025 was fair valuation pursuant to procedures approved by the Board.
Foreign Securities and Currency
The books and records of the Portfolios are maintained in U.S. dollars. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates provided by an independent source.  These exchange rates are determined daily at 4:00 pm Eastern Time for normal trading sessions.  Purchases and sales of foreign-denominated investments are recorded at rates of exchange prevailing on the respective dates of such transactions.
The Fund may not fully isolate the portion of the results of operations resulting from changes in foreign exchange rates from fluctuations arising from changes in market prices on foreign currency-denominated investments. For the portion that is isolated, amounts are reflected in the Statements of Operations as other foreign currency related transactions. However, for tax purposes, the Fund does fully isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of such investments to the extent required by federal income tax regulations.
All Portfolios of the Fund may invest in securities of foreign issuers. The AVIP BlackRock Advantage International Equity Portfolio may be invested entirely in foreign securities. Investments in securities of foreign issuers, including investments in foreign companies through the use of depositary receipts, carry certain risks not ordinarily associated with investments in securities of domestic issuers.  Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions.  In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect capital investment within those countries.
Restricted Securities
Restricted securities are typically those securities purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (“the 1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. 144A securities are issued by corporations

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
December 31, 2025
without registration in reliance on 1933 Act provisions allowing for the private resale of unregistered securities to qualified institutional buyers. Section 4(a)(2) commercial paper is issued pursuant to Section 4(a)(2) of the 1933 Act which exempts an issue from registration. This paper may be used to finance non-current transactions, such as acquisitions, stock repurchase programs, and other long-term assets. Investments by a Portfolio in Rule 144A and Section 4(a)(2) securities could have the effect of decreasing the liquidity of a Portfolio during any period in which qualified institutional investors were no longer interested in purchasing these securities.
Investment Transactions and Related Income
For financial reporting purposes, investment transactions are accounted for on a trade date (T+0) basis.  For purposes of executing separate account shareholder transactions in the normal course of business, however, the Fund’s investment transactions are recorded no later than the first calculation on the first business day following the trade date (T+1), in accordance with Rule 2a-4 of the 40 Act.  Accordingly, differences between the net asset values for financial reporting and for executing separate account shareholder transactions may arise. Net realized gain or loss on investments and foreign exchange transactions are determined using the specific identification method.
Dividend income is recognized on the ex-dividend date, except in the case of those Portfolios holding foreign securities, in which dividends are recorded as soon after the ex-dividend date as the Fund’s information agents become aware of such dividends.
Interest income is accrued daily as earned and includes the amortization of premium and accretion of discount using the interest method.  The period of amortization or accretion extends from the purchase date to the maturity date, except for securities that are purchased at a premium and have explicit, noncontingent call features, whereby the securities are callable at fixed prices and on pre-determined dates.  The premium amounts related to those securities are generally amortized to the earliest call date.  Payments received for interest-only mortgage-backed securities are included in interest income. Because no principal is received at the maturity of an interest-only security, adjustments are made to the cost of the security until maturity. These amortization/accretion adjustments are also included in interest income on the Statements of Operations.
Distributions to Shareholders and Federal Taxes
The Fund may satisfy its distribution requirements, as required for each of the Portfolios to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code by using consent dividends or cash distributions.  Consent dividends, when authorized, become taxable to the Fund's shareholders as if they were paid in cash.  The Fund has the intent to continue to comply with tax provisions pertaining to regulated investment companies and make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.  As such, no provisions for federal income or excise taxes have been recorded. Also, no tax-related interest or penalties have been incurred or accrued. The Board's intent is that the Fund will not initiate any realized gain distributions until any applicable capital loss carryforwards have been offset.
The character of ordinary income distributions, realized capital gains distributions, and return of capital, if any, are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains for financial reporting purposes.  These “book/tax” differences are either considered temporary or permanent in nature.  To the extent these differences are permanent in nature, they are reclassified within the composition of net assets; temporary differences do not require such reclassification.  Distributions to shareholders that exceed taxable income and net taxable realized gains are reported as return of capital distributions.
The Fund’s management and its tax agent perform an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e. greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position.  Implementation of the evaluation included a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal tax and the state of Maryland.  The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability or provision.
Expense Allocation
Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses that cannot be directly attributed to a Portfolio are allocated among all the benefited Portfolios on a basis of relative net assets or other appropriate method.

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
December 31, 2025
Foreign Withholding Taxes
Certain Portfolios in the Fund may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries.  Such taxes are generally withheld based on income earned.  These Portfolios accrue such taxes as the related income is earned.
TBA Commitments
To-Be-Announced (“TBA”) commitments are agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date beyond the customary settlement period for such securities. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and term, and be within industry-accepted “good delivery” standards. When entering into TBA commitments, a Portfolio may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold decreases or increases, respectively, prior to settlement date.
Transition of LIBOR-linked Reference Rates
Certain Portfolios have fixed income instruments that transitioned from using reference rates that were directly or indirectly linked to a U.S. Dollar London Interbank Offered Rate (“LIBOR”) setting to determine payment obligations, financing terms, or investment values. The Portfolios may also have fixed income instruments with current fixed rates in which future scheduled variable rates are derived from a LIBOR rate that has yet to be transitioned by the issuer to an alternative representative reference rate. Not all instruments may have alternative rate-setting provisions and some uncertainty remains regarding the willingness and ability of issuers to add future alternative rate-setting provisions. Parties to instruments that utilized LIBOR rates may disagree on transition rates or the application of applicable transition regulation, potentially resulting in uncertainty that could impact future performance and valuation of affected instruments.
Operating Segments
An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by a public entity’s chief operating decision maker (the “CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.  The Fund’s Principal Executive Officer and Principal Financial Officer act together as each Portfolio’s CODM, which has determined that the Portfolios each have operated as a single segment since inception.  The CODM monitors the operating results of each Portfolio, as a whole, and each Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of the related Prospectus, based on the defined investment objectives and strategies that are executed by each Portfolio’s portfolio management team.  The financial information, in the form of the Portfolios’ holdings, total returns, expense ratios, and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions, and redemptions) are used by the CODM to assess each Portfolio’s performance versus each Portfolio’s respective benchmark and to make resource allocation decisions for each Portfolio’s single segment, which is consistent with that presented within the Portfolios’ financial statements.  Segment assets are reflected on the Portfolios’ Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the Statements of Operations.
Accounting Pronouncements and Regulations
In December 2023, FASB issued Accounting Standards Update 2023-09, Improvements to Income Tax Disclosures ("ASU 2023-09"), which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial.  Management has evaluated the implications of this ASU and determined that no additional disclosures are necessary.
Subsequent Events
Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements, and there are no subsequent events to report.

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
December 31, 2025
(3)Related Party and Other Transactions
The Fund has an Investment Advisory Agreement with CINV, an affiliate of ALIC.  Under the terms of this agreement, CINV provides portfolio management and investment advice to the Fund and administers its operations, subject to the supervision of the Board. This agreement is renewed annually upon the approval by the Board.  As compensation for its services, CINV receives advisory fees from the Fund calculated on the basis of each Portfolio's average daily net assets and the following current schedule of Board-approved annualized fee breakpoints.

AVIP Bond
0.60% of first $100 million
0.50% of next $150 million
0.45% of next $250 million
0.40% of next $500 million
0.30% of next $1 billion
0.25% over $2 billion
AVIP BlackRock Balanced Allocation
0.58% of first $100 million
0.50% of next $150 million
0.45% of next $250 million
0.40% of next $500 million
0.30% of next $1 billion
0.25% over $2 billion
AVIP BlackRock Advantage International Equity
0.72% of first $200 million
0.70% of next $800 million
0.66% over $1 billion
AVIP Fidelity Institutional AM® Equity Growth
0.68% of first $100 million
0.65% over $100 million
AVIP AB Small Cap
0.73% of first $400 million
0.675% of next $200 million
0.63% over $600 million
AVIP AB Mid Cap Core
0.715% of first $100 million
0.71% of next $200 million
0.69% of next $200 million
0.66% over $500 million
AVIP S&P 500® Index
0.40% of first $100 million
0.35% of next $150 million
0.33% over $250 million
AVIP BlackRock Advantage Large Cap Value
0.67% of first $500 million
0.65% over $500 million
AVIP High Income Bond
0.75% of first $75 million
0.70% of next $75 million
0.65% of next $75 million
0.60% over $225 million
AVIP Nasdaq-100® Index
0.40% of first $100 million
0.35% of next $150 million
0.33% over $250 million
AVIP BlackRock Advantage Large Cap Core
0.64% of first $500 million
0.62% over $500 million
AVIP BlackRock Advantage Small Cap Growth
0.78% of first $100 million
0.75% of next $400 million
0.70% over $500 million
AVIP S&P MidCap 400® Index
0.40% of first $100 million
0.35% of next $150 million
0.33% over $250 million
AVIP BlackRock Advantage Large Cap Growth
0.66% of first $500 million
0.64% over $500 million
AVIP Constellation Dynamic Risk Balanced
0.88% of first $500 million
0.74% of next $1.3 billion
0.72% over $1.8 billion
AVIP Core Plus Bond
0.56% of first $100 million
0.54% of next $150 million
0.50% of next $150 million
0.45% of next $350 million
0.43% over $750 million
AVIP Intech U.S. Low Volatility
0.575% of first $500 million
0.555% over $500 million
AVIP AB Relative Value
0.65% of first $100 million
0.61% of next $200 million
0.59% over $300 million
Each of the AVIP Constellation Managed Risk Portfolios
0.55% of first $1.5 billion
0.53% over $1.5 billion
Each of the AVIP Model Portfolios
0.40% of all net assets
Under the Investment Advisory Agreement, the Fund authorizes CINV to retain sub-advisers for all Portfolios of the Fund, subject to the approval of the Board. CINV has entered into sub-advisory agreements to manage the investment of certain Portfolios’ assets, as detailed below, subject to the supervision of CINV.

AllianceBernstein, L.P. ("AB")
AVIP AB Small Cap
AVIP AB Mid Cap Core
AVIP AB Relative Value
BlackRock Investment Management, LLC ("BlackRock")
AVIP BlackRock Balanced Allocation
AVIP BlackRock Advantage International Equity
BlackRock (continued)
AVIP BlackRock Advantage Large Cap Value
AVIP BlackRock Advantage Large Cap Core
AVIP BlackRock Advantage Small Cap Growth
AVIP BlackRock Advantage Large Cap Growth
FIAM LLC ("FIAM")
AVIP Fidelity Institutional AM® Equity Growth
Geode Capital Management, LLC ("Geode")
AVIP S&P 500® Index
AVIP Nasdaq-100® Index
AVIP S&P MidCap 400® Index
Intech Investment Management LLC ("Intech")
AVIP Intech U.S. Low Volatility
At a meeting held on August 28, 2025, the Board, including a majority of the Directors who are not “interested persons” (the “Independent Directors”) of the Fund, approved the termination of the sub-advisory agreements between CINV and Federated Investment Management Company, the prior sub-adviser to the AVIP High Income Bond and AVIP Core Plus Bond Portfolios. Effective at the end of business December 5, 2025, CINV assumed the day-to-day portfolio management of those Portfolios and the names and investment strategies of those Portfolios were revised as a result.

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
December 31, 2025
The sub-advisers receive from CINV a sub-advisory fee calculated on the basis of average daily net assets and Board-approved schedules of annualized fee breakpoints.
BlackRock receives a sub-advisory fee from CINV on the aggregate average daily net assets of the AVIP BlackRock Advantage Large Cap Core Portfolio, AVIP BlackRock Advantage Large Cap Growth Portfolio, AVIP BlackRock Advantage Large Cap Value Portfolio, and the sub-advised equity sleeve of the AVIP BlackRock Balanced Allocation Portfolio.
The Investment Advisory Agreement allows for a portion of the expenses related to ALIC's compliance and legal staff to be incurred by the Fund and paid from the Fund to CINV. Pursuant to the service agreement among CINV, ALIC, and the Fund, ALIC has provided the personnel, services, and equipment necessary for the execution of the Fund’s regulation-mandated compliance functions and CINV has reimbursed ALIC for those costs allocated to the Fund. For the year ended December 31, 2025, the Fund incurred compliance expenses totaling $488,700, which are allocated to the Portfolios by equal dollar amounts on a daily basis. Expenses incurred by the Portfolios are reflected on the Statements of Operations as “Compliance expense”.
Pursuant to the Investment Advisory Agreement between CINV and the Fund, if the total expenses applicable to any Portfolio during any calendar quarter (excluding management fees, acquired fund fees and expenses, taxes, brokerage commissions, and interest expense) exceed 1%, on an annualized basis, evaluated quarterly, of such Portfolio’s average daily net asset value, CINV will reimburse the Portfolio for such excess expenses. There were no expense reimbursements associated with this agreement during the year ended December 31, 2025.
Pursuant to a service agreement among CINV, ALIC, and the Fund, ALIC has agreed to provide personnel and facilities to CINV on a cost-reimbursement basis. These personnel members include officers of the Fund. ALIC also provides clerical and administrative services and such supplies and equipment as may be reasonably required in order for CINV to properly perform its advisory function pursuant to the Investment Advisory Agreement. ALIC further performs duties to fulfill the transfer agent function on behalf of the Fund. Performance of these duties by ALIC and availability of facilities, personnel, supplies, and equipment does not represent an expense to the Fund in excess of the advisory fees paid to CINV.
Through prior Operating Expense Limitation Agreements, CINV contractually agreed to reimburse the Fund to the extent that the annual ordinary operating expenses of the AVIP Model Portfolios, excluding: portfolio transaction and other investment related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); fees and expenses associated with investments in derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 40 Act; any administrative and/or shareholder servicing fees payable pursuant to a plan approved by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Fund Officers and Directors and contractual indemnification of Portfolio service providers); and other expenses that the Directors agree would not have been incurred in the ordinary course of the Portfolios' business, exceeded certain percentages of the average daily net assets.  The prior Operating Expense Limitation Agreements expired with respect to the AVIP Moderate Growth Model Portfolio and the AVIP Growth Model Portfolio on April 30, 2023.  The prior Operating Expense Limitation Agreements expired with respect to the AVIP Moderately Conservative Model Portfolio and the AVIP Balanced Model Portfolio on April 30, 2024.
ALIC, NSLA, and certain variable separate account entities affiliated with ALIC and NSLA were parties to a correspondence letter filed with the SEC on July 10, 2023, which described the intent of those entities to execute a substitution of investment options pursuant to Commission Statement on Insurance Product Fund Substitution Applications, Release No. IC-34199. As outlined in the correspondence letter, those entities substituted shares of certain unaffiliated funds (the “Substitution Unaffiliated Funds”) currently available under certain variable contracts for shares of different affiliated fund options (the “Substitution Replacement AuguStar Variable Insurance Products Fund Portfolios”). The substitution transactions were:
Substitution Unaffiliated Funds	Substitution Replacement AuguStar Variable Insurance Products Fund Portfolios
PSF PGIM Jennison Focused Blend Portfolio (Class II)	AVIP Fidelity Institutional AM® Equity Growth Portfolio
Goldman Sachs Large Cap Value Fund (Institutional Shares and Service Shares)	AVIP S&P 500® Index Portfolio
PSF PGIM Jennison Growth Portfolio (Class II)	AVIP BlackRock Advantage Large Cap Growth Portfolio
LVIP JPMorgan Mid Cap Value Fund (Standard Class)	AVIP S&P MidCap 400® Index Portfolio
Allspring VT Discovery SMID Cap Growth Fund (Class 2)	AVIP S&P MidCap 400® Index Portfolio
Invesco V.I. Balanced-Risk Allocation Fund (Series II)	AVIP Constellation Dynamic Risk Balanced Portfolio
Western Asset Core Plus VIT Portfolio (Class II)	AVIP Core Plus Bond Portfolio

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
December 31, 2025
The substitution transactions occurred as cash redemptions of each Substitution Unaffiliated Fund's shares and cash subscriptions of each Substitution Replacement AuguStar Variable Insurance Products Fund Portfolio's shares on August 25, 2023.  In conjunction with the substitution transactions, CINV entered into expense limitation agreements with the Substitution Replacement AuguStar Variable Insurance Products Fund Portfolios whereby, for a period of two years following the effective date of the substitution, the annual net operating expenses for each applicable Substitution Replacement AuguStar Variable Insurance Products Fund Portfolio would not exceed the annual net operating expenses of the related Substitution Unaffiliated Fund for the fiscal year ended December 31, 2022.  This expense limitation, which expired August 25, 2025, included acquired fund fees and expenses from underlying funds in the calculation of allowable net operating expenses.  The net operating expense limitation for each Substitution Replacement AuguStar Variable Insurance Products Fund Portfolio, stated as a percent of average net assets, were as follows:
Portfolio	Expense Limitation
AVIP Fidelity Institutional AM® Equity Growth	1.26%
AVIP S&P 500® Index	0.71%
AVIP S&P MidCap 400® Index	0.73%
AVIP BlackRock Advantage Large Cap Growth	1.02%
AVIP Constellation Dynamic Risk Balanced	1.13%
AVIP Core Plus Bond	0.76%
ALIC, NSLA, and certain variable separate account entities affiliated with ALIC and NSLA were parties to a correspondence letter filed with the SEC on August 14, 2025, which described the intent of those entities to execute a substitution of investment options pursuant to Commission Statement on Insurance Product Fund Substitution Applications, Release No. IC-34199. As outlined in the correspondence letter, those entities substituted shares of certain unaffiliated funds (the “Substitution Unaffiliated Funds”) currently available under certain variable contracts for shares of different affiliated fund options (the “Substitution Replacement AuguStar Variable Insurance Products Fund Portfolios”). The substitution transactions were:
Substitution Unaffiliated Funds	Substitution Replacement AuguStar Variable Insurance Products Fund Portfolios
Janus Henderson Flexible Bond Portfolio (Service Shares)[1]	AVIP Bond Portfolio
Fidelity® VIP Growth Portfolio (Class II)[1]	AVIP Fidelity Institutional AM® Equity Growth Portfolio
Lazard Retirement US Small Cap Equity Select Portfolio (Service Shares)[1]	AVIP AB Small Cap Portfolio
AB VPS Small Cap Growth Portfolio (Class B)[1]	AVIP AB Small Cap Portfolio
Royce Small-Cap Portfolio (Investment Class)[1]	AVIP AB Small Cap Portfolio
Royce Micro-Cap Portfolio (Investment Class)[1]	AVIP AB Small Cap Portfolio
Allspring VT Discovery SMID Cap Growth Fund (Class 2)[1]	AVIP AB Mid Cap Core Portfolio
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio (Class S)[1]	AVIP AB Mid Cap Core Portfolio
Goldman Sachs U.S. Equity Insights Fund (Institutional Shares)[1]	AVIP S&P 500® Index Portfolio
Franklin VolSmart Allocation VIP Fund (Class 5)[1]	AVIP Constellation Dynamic Risk Balanced Portfolio
Goldman Sachs Trend Driven Allocation Fund (Service Shares)[1]	AVIP Constellation Dynamic Risk Balanced Portfolio
Lazard Retirement Global Dynamic Multi-Asset Portfolio (Service Shares)[1]	AVIP Constellation Dynamic Risk Balanced Portfolio
AB VPS Relative Value Portfolio (Class B)[2]	AVIP AB Relative Value Portfolio
Fidelity® VIP Target Volatility Portfolio (Class II)[2]	AVIP Constellation Managed Risk Moderate Growth Portfolio
AB VPS Global Risk Allocation-Moderate Portfolio (Class B)[2]	AVIP Constellation Managed Risk Moderate Growth Portfolio
The substitution transactions occurred as cash redemptions of each Substitution Unaffiliated Fund’s shares and cash subscriptions of each Substitution Replacement AuguStar Variable Insurance Products Fund Portfolio’s shares on October 10, 2025 and October 17, 2025.  Funds with a “1” took place on October 10, 2025 and Funds with a “2” took place on October 17, 2025. In conjunction with the substitution transactions, CINV entered into expense limitation agreements with the Substitution Replacement AuguStar Variable Insurance Products Fund Portfolios whereby, for a period of two years following the effective date of the substitution, the annual net operating expenses for each applicable Substitution Replacement AuguStar Variable Insurance Products Fund Portfolio will not exceed the annual net operating expenses of the related Substitution Unaffiliated Fund for the fiscal year ended

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
December 31, 2025
December 31, 2024. This expense limitation includes acquired fund fees and expenses from underlying funds in the calculation of allowable net operating expenses. The net operating expense limitation for each Substitution Replacement AuguStar Variable Insurance Products Fund Portfolio, stated as a percent of average net assets, are as follows:
Portfolio	Expense Limitation
AVIP Bond	0.82%
AVIP Fidelity Institutional AM® Equity Growth	0.81%
AVIP AB Small Cap	1.10%
AVIP AB Mid Cap Core	1.15%
AVIP S&P 500® Index	0.56%
AVIP AB Relative Value	0.86%
AVIP Constellation Dynamic Risk Balanced	0.90%
AVIP Constellation Managed Risk Moderate Growth	0.78%
There were no recorded liabilities related to any of the aforementioned substitution-related expense limitation agreements at December 31, 2025, nor any reimbursement of expenses related to these agreements for the year ended December 31, 2025.
For the year ended December 31, 2025, each Director was compensated based on an annual retainer fee of $170,000, paid quarterly. The Board chair received an additional quarterly retainer fee of $5,000, and the Audit Committee chair received an additional quarterly retainer fee of $2,500; each paid quarterly. For the year ended December 31, 2025, Directors’ compensation and reimbursement of expenses by the Portfolios totaled $890,122.
The accounting agent and custodian for the Fund is State Street Bank and Trust Company (Boston, MA). For assets held outside of the United States, State Street Bank and Trust Company may use a foreign sub-custodian network that is subject to oversight and periodic approval of the Board.
Affiliated Cross-Trades
The Fund is permitted to purchase from, or sell securities to, other funds or accounts managed by CINV or the sub-advisers in accordance with Rule 17a-7 of the 40 Act and the Fund’s Policy Regarding Portfolio Cross Transactions, which has been approved by the Board.  Rule 17a-7 and the Fund’s policy were designed to ensure that any trades between the Fund and an affiliated fund or account ("cross-trades") are effected at the then-current market price and exclude broker commissions or other compensatory fees.
For the year ended December 31, 2025, the Fund engaged in the following affiliated cross-trades:
Portfolio	Purchases	Sales	Realized gain (loss)
AVIP Fidelity Institutional AM® Equity Growth	$4,309,672	$3,279,704	$1,007,934
AVIP S&P 500® Index	295,767	—	—
AVIP Nasdaq-100® Index	—	226,296	(241,368)
(4)Capital Share Transactions
Capital share transactions for the year ended December 31, 2025, and the year ended December 31, 2024, respectively, were as follows:
	AVIP Bond		AVIP BlackRock Balanced Allocation		AVIP BlackRock Advantage International Equity
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Capital shares issued on sales	3,161,126	3,678,074	518,759	355,311	1,041,872	1,890,328
Capital shares issued on reinvested distributions	500,047	465,388	1,575,099	359,142	505,803	522,596
Capital shares redeemed	(3,099,872)	(2,630,734)	(2,635,606)	(3,024,731)	(6,139,643)	(4,055,454)
Net increase (decrease)	561,301	1,512,728	(541,748)	(2,310,278)	(4,591,968)	(1,642,530)

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
December 31, 2025

	AVIP Fidelity Institutional AM® Equity Growth		AVIP AB Small Cap		AVIP AB Mid Cap Core
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025	December 31, 2024[1]	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Capital shares issued on sales	7,865,314	284,812	13,242,614	611,282	1,029,293	132,684
Capital shares issued on reinvested distributions	1,335,436	494,668	5,046	37,097	59,765	11,463
Capital shares redeemed	(1,827,406)	(1,628,882)	(2,221,022)	(2,010,495)	(428,803)	(589,709)
Net increase (decrease)	7,373,344	(849,402)	11,026,638	(1,362,116)	660,255	(445,562)

1
Effective August 16, 2024, the Fund instituted a reverse share split, whereby shareholders of the Portfolio received one share for every ten shares previously held.  The capital share transactions prior to that date have been adjusted to give effect to the reverse share split.

	AVIP S&P 500® Index		AVIP BlackRock Advantage Large Cap Value		AVIP High Income Bond
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Capital shares issued on sales	1,352,419	1,583,013	279,849	429,311	448,362	1,002,383
Capital shares issued on reinvested distributions	3,620,524	2,301,921	1,365,734	340,451	358,672	371,348
Capital shares redeemed	(5,933,808)	(7,371,017)	(2,052,294)	(2,354,883)	(1,258,335)	(1,394,202)
Net increase (decrease)	(960,865)	(3,486,083)	(406,711)	(1,585,121)	(451,301)	(20,471)

	AVIP Nasdaq-100® Index		AVIP BlackRock Advantage Large Cap Core		AVIP BlackRock Advantage Small Cap Growth
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Capital shares issued on sales	1,023,909	1,939,820	317,857	226,578	558,148	504,887
Capital shares issued on reinvested distributions	2,783,560	3,146,338	1,408,082	293,788	189,966	4,527
Capital shares redeemed	(4,193,610)	(4,837,819)	(1,867,224)	(2,384,467)	(1,355,136)	(1,407,572)
Net increase (decrease)	(386,141)	248,339	(141,285)	(1,864,101)	(607,022)	(898,158)

	AVIP S&P MidCap 400® Index		AVIP BlackRock Advantage Large Cap Growth		AVIP Constellation Dynamic Risk Balanced
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Capital shares issued on sales	2,101,345	2,712,724	1,443,780	829,128	31,152,557	1,783,593
Capital shares issued on reinvested distributions	2,911,983	1,259,729	14,713,629	4,994,160	18,030,913	1,608,727
Capital shares redeemed	(4,697,745)	(5,700,259)	(10,993,306)	(13,452,260)	(19,863,449)	(20,896,626)
Net increase (decrease)	315,583	(1,727,806)	5,164,103	(7,628,972)	29,320,021	(17,504,306)

	AVIP Core Plus Bond		AVIP Intech U.S. Low Volatility		AVIP AB Relative Value
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Capital shares issued on sales	5,473,790	6,454,505	1,459,105	1,002,884	1,314,341	385,499
Capital shares issued on reinvested distributions	2,243,015	1,860,668	9,028,356	769,027	860,578	155,211
Capital shares redeemed	(12,398,485)	(12,102,609)	(12,063,064)	(15,244,641)	(1,645,380)	(2,251,684)
Net increase (decrease)	(4,681,680)	(3,787,436)	(1,575,603)	(13,472,730)	529,539	(1,710,974)

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
December 31, 2025

	AVIP Constellation Managed Risk Balanced		AVIP Constellation Managed Risk Moderate Growth		AVIP Constellation Managed Risk Growth
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Capital shares issued on sales	1,900,229	2,231,862	62,640,585	1,013,757	805,473	910,275
Capital shares issued on reinvested distributions	1,250,018	1,433,569	3,311,193	1,573,715	2,378,623	1,473,592
Capital shares redeemed	(11,297,849)	(12,133,882)	(9,727,420)	(7,565,160)	(5,851,808)	(6,446,663)
Net increase (decrease)	(8,147,602)	(8,468,451)	56,224,358	(4,977,688)	(2,667,712)	(4,062,796)

	AVIP Moderately Conservative Model		AVIP Balanced Model		AVIP Moderate Growth Model
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Capital shares issued on sales	371,083	505,643	1,577,657	1,307,715	1,853,240	1,211,559
Capital shares issued on reinvested distributions	561,796	470,319	2,841,685	1,324,956	4,034,944	1,984,237
Capital shares redeemed	(3,138,836)	(3,386,176)	(11,788,019)	(13,226,604)	(19,584,992)	(22,879,324)
Net increase (decrease)	(2,205,957)	(2,410,214)	(7,368,677)	(10,593,933)	(13,696,808)	(19,683,528)

	AVIP Growth Model
	Year Ended	Year Ended
	December 31, 2025	December 31, 2024
Capital shares issued on sales	687,372	321,704
Capital shares issued on reinvested distributions	803,288	373,699
Capital shares redeemed	(4,902,411)	(4,332,210)
Net increase (decrease)	(3,411,751)	(3,636,807)
(5)Investment Transactions
Cost of purchases and proceeds from sales of investments (excluding short-term and government securities) for the year ended December 31, 2025 were as follows:
	AVIP Bond	AVIP BlackRock Balanced Allocation	AVIP BlackRock Advantage International Equity	AVIP Fidelity Institutional AM® Equity Growth	AVIP AB Small Cap
Cost of purchases	$256,738,294	$260,092,973	$502,277,846	$173,815,783	$300,166,057
Proceeds from sales	$228,180,048	$336,530,020	$582,863,261	$76,713,388	$144,694,401

	AVIP AB Mid Cap Core	AVIP S&P 500® Index	AVIP BlackRock Advantage Large Cap Value	AVIP High Income Bond	AVIP Nasdaq-100® Index
Cost of purchases	$82,182,790	$48,790,959	$132,084,452	$106,155,276	$19,392,238
Proceeds from sales	$61,842,371	$251,482,288	$162,069,447	$117,135,596	$76,072,875

	AVIP BlackRock Advantage Large Cap Core	AVIP BlackRock Advantage Small Cap Growth	AVIP S&P MidCap 400® Index	AVIP BlackRock Advantage Large Cap Growth	AVIP Constellation Dynamic Risk Balanced
Cost of purchases	$203,258,097	$166,159,113	$103,283,978	$297,717,532	$776,213,979
Proceeds from sales	$264,900,271	$184,341,971	$147,940,751	$402,771,507	$384,938,052

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
December 31, 2025

	AVIP Core Plus Bond	AVIP Intech U.S. Low Volatility	AVIP AB Relative Value	AVIP Constellation Managed Risk Balanced	AVIP Constellation Managed Risk Moderate Growth
Cost of purchases	$81,950,705	$527,512,084	$89,037,091	$104,691,016	$861,627,928
Proceeds from sales	$164,212,961	$658,067,483	$88,484,139	$186,199,958	$141,176,377

	AVIP Constellation Managed Risk Growth	AVIP Moderately Conservative Model	AVIP Balanced Model	AVIP Moderate Growth Model	AVIP Growth Model
Cost of purchases	$122,766,614	$20,689,662	$90,913,925	$200,016,585	$52,125,194
Proceeds from sales	$184,055,949	$42,162,638	$164,904,146	$309,125,274	$77,379,078
Cost of purchases and proceeds from sales of government securities for the year ended December 31, 2025 were as follows:
	AVIP Bond	AVIP BlackRock Balanced Allocation	AVIP Constellation Dynamic Risk Balanced	AVIP Core Plus Bond
Cost of purchases	$31,476,964	$7,572,851	$113,216,533	$122,973,288
Proceeds from sales	$47,752,635	$7,612,121	$285,871,556	$90,169,982
(6)Financial Instruments
The Portfolios may trade in financial instruments with off-balance sheet risk for hedging purposes or, otherwise, in accordance with stated investment objectives.  These financial instruments may include swaps, options, futures, and foreign currency contracts that may involve, to a varying degree, elements of risk in excess of the amounts recognized on financial statements.
Swap Contracts
Swap contracts are bilaterally negotiated agreements between a party and a counterparty to exchange or swap investment cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap contracts may be either executed and centrally cleared with a centralized Derivatives Clearing Organization or privately negotiated in the OTC market.  Certain Portfolios may engage in swap contracts to manage their respective exposure to various asset types or other market inputs such as interest rates.
Entering into swap contracts involves varying degrees of interest, credit, market, and documentation risk in excess of the unrealized gain or loss recorded by a Portfolio. Such risks include that there may be no liquid market, that the counterparty to the contracts may default on an obligation to perform or otherwise disagree as to the meaning of contractual terms in the agreement, or that there may be unfavorable changes in underlying terms, indices, or securities that severely impact the valuation of the swap contract.  In connection with the terms of these contracts, a Portfolio’s securities or cash may be identified as collateral or margin to provide assets of value and recourse in the event of default.
Swap contracts are marked-to-market daily, and the change in value is recorded as a change in unrealized appreciation (depreciation). Premiums paid or received at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap contract to compensate for differences between the stated terms of the swap and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates, and other relevant factors, as appropriate. These upfront payments are recorded as a realized gain or loss upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap contract is recorded as a realized gain or loss. Net periodic payments received or paid are included in the calculation of realized gain or loss.
Credit default swap contracts involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index.  As a seller of protection, a party will generally receive from the buyer of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event. As a buyer of protection, a party will generally pay the seller of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event.
A credit event is defined by the terms of each swap contract and may include, but is not limited to, underlying entity default, bankruptcy, restructuring, write-down, principal shortfall or interest shortfall.  If a party is a seller or buyer of protection and a credit event occurs, as defined under the terms of that particular credit default swap contract, the party will either (i) pay or receive an

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
December 31, 2025
amount equal to the notional amount of the referenced obligation agreement and take delivery or deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Either as a seller of protection or a buyer of protection of a credit default swap contract, a party’s maximum risk of loss from counterparty risk is the fair value of the contract. The maximum potential amount a party could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap contract. The potential amounts of loss realized as a seller would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the contract or net amounts received from the settlement of buy protection credit default swap contracts entered into for the same referenced entity or entities.
A Portfolio may engage in credit default swap contracts on credit indices (“CDX”). A credit index is a basket of credit instruments or exposures designed to represent a portion of the credit market. These indices consist of reference credits that are considered to be the liquid entities in the credit default swap market based on the index sector. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities. These components can be determined based upon various credit ratings within each sector. Implied credit spreads, the prices, and resulting values for credit default swap contracts on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. An index credit default swap references all the issuers in the index, and if there is a credit event, the credit event is settled based on that issuer’s weight in the index. The composition of underlying indices may change periodically.
For the AVIP Constellation Dynamic Risk Balanced and AVIP Constellation Managed Risk Balanced Portfolios, swap contracts were used to execute those Portfolios’ stated investment strategies.  For the year ended December 31, 2025, the notional values of swap contracts opened and closed prior to contract settlement date were:
Portfolio	Collateral Pledged	Swap Contracts Opened (in millions)	Swap Contracts Closed (in millions)
AVIP Constellation Dynamic Risk Balanced	Portions of cash holdings	$176.2	$178.2
AVIP Constellation Managed Risk Balanced	Portions of cash holdings	46.5	47.4
Futures Contracts
A Portfolio may buy or sell futures contracts relating to stock indices, foreign currencies, or interest rates.  Stock index futures contracts are contracts developed by and traded on national commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract multiplied by the specific dollar amount set by the exchange. Futures contracts may be based on broad-based stock indices such as the S&P 500® Index or on narrow-based stock indices. A particular index will be selected pursuant to the investment strategy for the particular Portfolio.  Foreign currency futures contracts are contracts traded on commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the value of a stated foreign currency in relation to the U.S. dollar, or other currency, on the last day of the contract and the relative value of those currencies on the date of executing the contract.  Foreign currency futures may be valued by exchange rates that are based on the relative value of a variety of foreign currencies.  An interest rate futures contract is an agreement whereby one party agrees to sell and another party agrees to purchase a specified amount of a specified financial instrument (debt security) at a specified price at a specified date, time and place. Although interest rate futures contracts typically require actual future delivery of, and payment for, financial instruments, the contracts are usually closed out before the delivery date. A public market exists in interest rate futures contracts covering primarily the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association ("GNMA") modified pass-through mortgage-backed securities; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. U.S. futures contracts are traded on exchanges which have been designated “contract markets” by the Commodities Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant (“FCM”), or brokerage firm, which is a member of the relevant contract market.
The Fund, on behalf of each Portfolio, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to each Portfolio's operation. Accordingly, the Portfolios are not subject to registration or regulation as a commodity pool operator.

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
December 31, 2025
The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” for the benefit of the broker when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and are similar to good faith deposits or performance bonds.
Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a Portfolio’s investment limitations. A Portfolio, its futures commission merchant and the Custodian retain control of the initial margin until the contract is liquidated. If the value of either party's position declines, the party on the side of the declining position will be required to make additional “variation margin” payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Variation margin is recognized as a receivable and/or payable for variation margin on futures contracts on the Statement of Assets and Liabilities. In the event of a bankruptcy of the FCM that holds margin on behalf of a Portfolio, the Portfolio may be entitled to return of margin owed to the Portfolio only in proportion to the amount received by the FCM’s other customers. CINV and the sub-advisers will attempt to minimize this risk by carefully monitoring the creditworthiness of the FCMs with which the Portfolios do business.
Portions of certain Portfolios’ securities and cash holdings, as noted on those Portfolios’ Schedules of Investments, were pledged at December 31, 2025 as collateral for the Portfolios’ futures contracts.  Cash holdings pledged are noted as "Cash subject to usage restrictions" on the Statements of Assets and Liabilities.  The futures contracts, except those held by the AVIP Constellation Dynamic Risk Balanced, AVIP Core Plus Bond, and AVIP Constellation Managed Risk Portfolios, were used for the purpose of gaining equity exposure for cash and cash equivalents, thereby seeking to lessen a performance difference between the Portfolios and their respective benchmark indices. For the AVIP Constellation Dynamic Risk Balanced and AVIP Constellation Managed Risk Portfolios, futures contracts were used to provide for the Portfolios' respective stated risk management strategies. For the AVIP Core Plus Bond Portfolio, futures contracts were used to manage total exposure to underlying investments, to manage interest rate risk, or to otherwise execute the Portfolio's stated investment strategy.  There were other futures contracts executed and closed in the Portfolios during the year ended December 31, 2025.  Those contracts were executed for similar purposes as the contracts outstanding at December 31, 2025.  For the year ended December 31, 2025, the notional values of futures contracts opened and closed prior to contract settlement date by the Portfolios were as follows:
Portfolio	Collateral Pledged	Futures Contracts Opened (in millions)	Futures Contracts Closed (in millions)
AVIP Bond	Portions of cash holdings	$72.3	$57.7
AVIP BlackRock Balanced Allocation	Portions of cash holdings	84.2	74.0
AVIP BlackRock Advantage International Equity	Portions of cash holdings	106.9	107.2
AVIP S&P 500® Index	Portions of cash holdings and securities	258.2	258.5
AVIP BlackRock Advantage Large Cap Value	Portions of cash holdings	46.4	46.8
AVIP Nasdaq-100® Index	Portions of cash holdings and securities	70.5	70.5
AVIP BlackRock Advantage Large Cap Core	Portions of cash holdings	84.1	83.2
AVIP BlackRock Advantage Small Cap Growth	Portions of cash holdings	45.4	45.4
AVIP S&P MidCap 400® Index	Portions of cash holdings and securities	116.4	118.2
AVIP BlackRock Advantage Large Cap Growth	Portions of cash holdings	122.8	119.2
AVIP Constellation Dynamic Risk Balanced	Portions of cash holdings	706.8	822.0
AVIP Core Plus Bond	Portions of cash holdings	922.0	926.3
AVIP Constellation Managed Risk Balanced	Portions of cash holdings	258.3	277.7
AVIP Constellation Managed Risk Moderate Growth	Portions of cash holdings	148.1	132.5
AVIP Constellation Managed Risk Growth	Portions of cash holdings	120.7	116.9
The values and financial statement effects of derivative instruments that were not accounted for as hedging instruments as of, and for, the year ended December 31, 2025, were as follows:
Portfolio	Instrument	Primary Risk Type	Fair Value- Asset Derivatives	Fair Value- Liability Derivatives	Location on Statements of Assets and Liabilities
AVIP Bond	Futures contracts	Interest rate	$16,679	$(99,475)	(1)
AVIP BlackRock Balanced Allocation	Futures contracts	Equity price	9,032	—	(1)
	Futures contracts	Interest rate	24,741	(24,592)	(1)

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
December 31, 2025
Portfolio	Instrument	Primary Risk Type	Fair Value- Asset Derivatives	Fair Value- Liability Derivatives	Location on Statements of Assets and Liabilities
AVIP BlackRock Advantage International Equity	Futures contracts	Equity price	$16,295	$—	(1)
AVIP S&P 500® Index	Futures contracts	Equity price	—	(62,636)	(1)
AVIP BlackRock Advantage Large Cap Value	Futures contracts	Equity price	3,164	—	(1)
AVIP Nasdaq-100® Index	Futures contracts	Equity price	—	(22,332)	(1)
AVIP BlackRock Advantage Large Cap Core	Futures contracts	Equity price	6,587	—	(1)
AVIP BlackRock Advantage Small Cap Growth	Futures contracts	Equity price	—	(35,720)	(1)
AVIP S&P MidCap 400® Index	Futures contracts	Equity price	—	(54,096)	(1)
AVIP BlackRock Advantage Large Cap Growth	Futures contracts	Equity price	12,715	—	(1)
AVIP Constellation Dynamic Risk Balanced	Futures contracts	Interest rate	—	(987,238)	(1)
AVIP Core Plus Bond	Futures contracts	Interest rate	168,766	(161,045)	(1)
AVIP Constellation Managed Risk Balanced	Futures contracts	Equity price	265,645	—	(1)
	Futures contracts	Interest rate	—	(105,136)	(1)
AVIP Constellation Managed Risk Moderate Growth	Futures contracts	Equity price	138,708	—	(1)
AVIP Constellation Managed Risk Growth	Futures contracts	Equity price	29,834	—	(1)

(1)
Total distributable earnings.  The amounts represent the cumulative appreciation (depreciation) of these futures contracts as reported in the Statements of Assets and Liabilities.  Only the current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities as receivable (payable) for variation margin on futures contracts. Each Portfolio's Schedule of Open Futures Contracts details the values by futures contract type.
Portfolio	Instrument	Primary Risk Type	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income	Location on Statements of Operations
AVIP Bond	Futures contracts	Interest rate	$(71,047)	$(82,796)	(1),(2)
AVIP BlackRock Balanced Allocation	Futures contracts	Equity price	530,528	31,428	(1),(2)
	Futures contracts	Interest rate	(26,619)	149	(1),(2)
AVIP BlackRock Advantage International Equity	Futures contracts	Equity price	1,295,143	148,955	(1),(2)
AVIP S&P 500® Index	Futures contracts	Equity price	126,805	(26,264)	(1),(2)
AVIP BlackRock Advantage Large Cap Value	Futures contracts	Equity price	189,706	106,600	(1),(2)
AVIP Nasdaq-100® Index	Futures contracts	Equity price	152,920	40,070	(1),(2)
AVIP BlackRock Advantage Large Cap Core	Futures contracts	Equity price	318,869	96,919	(1),(2)
AVIP BlackRock Advantage Small Cap Growth	Futures contracts	Equity price	(43,248)	85,855	(1),(2)
AVIP S&P MidCap 400® Index	Futures contracts	Equity price	(142,329)	135,973	(1),(2)
AVIP BlackRock Advantage Large Cap Growth	Futures contracts	Equity price	402,211	107,077	(1),(2)
AVIP Constellation Dynamic Risk Balanced	Futures contracts	Equity price	(1,356,725)	479,916	(1),(2)
	Futures contracts	Interest rate	2,811,156	2,092,556	(1),(2)
	Swap contracts	Credit quality	1,992,941	—	(3)
AVIP Core Plus Bond	Futures contracts	Interest rate	533,006	(375,593)	(1),(2)

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
December 31, 2025
Portfolio	Instrument	Primary Risk Type	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income	Location on Statements of Operations
AVIP Constellation Managed Risk Balanced	Futures contracts	Equity price	$3,315,269	$854,465	(1),(2)
	Futures contracts	Interest rate	120,834	350,346	(1),(2)
	Swap contracts	Credit quality	918,091	—	(3)
AVIP Constellation Managed Risk Moderate Growth	Futures contracts	Equity price	5,816,833	554,872	(1),(2)
AVIP Constellation Managed Risk Growth	Futures contracts	Equity price	2,141,852	802,628	(1),(2)

(1)
Net realized gain (loss) on futures contracts.
(2)
Change in unrealized appreciation/depreciation on futures contracts.
(3)
Net realized gain (loss) on swap contracts.
The Portfolios may enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar agreements with their derivative contract counterparties whereby the Portfolios may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables and create one single net payment. For financial reporting purposes, the Portfolios offset derivative assets and liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. At December 31, 2025, there were no outstanding derivative transactions subject to netting arrangements.
(7)Federal Income Tax Information
The following information is presented on a federal income tax basis.  Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions.  Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment.  Temporary differences do not require reclassification.  Reclassifications related to permanent differences relate principally to consent dividends, foreign currency gains and losses, net investment losses, and distributions from real estate investment trusts and closed-end mutual funds.
At December 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:
Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains (Losses)	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)(1)	Total Accumulated Earnings (Deficit)
AVIP Bond	$10,190,084	$—	$10,190,084	$(11,692,295)	$(7,059,606)	$(8,561,817)
AVIP BlackRock Balanced Allocation	11,168,026	22,251,507	33,419,533	—	74,969,283	108,388,816
AVIP BlackRock Advantage International Equity	46,185,484	21,675,247	67,860,731	—	38,128,065	105,988,796
AVIP Fidelity Institutional AM® Equity Growth	443,838	16,276,005	16,719,843	—	30,271,050	46,990,893
AVIP AB Small Cap	4,786,448	298,462	5,084,910	—	7,453,638	12,538,548
AVIP AB Mid Cap Core	1,437,432	4,091,297	5,528,729	—	5,093,475	10,622,204
AVIP S&P 500® Index	11,134,461	137,305,785	148,440,246	—	582,345,676	730,785,922
AVIP BlackRock Advantage Large Cap Value	6,266,652	12,025,516	18,292,168	—	27,246,295	45,538,463
AVIP High Income Bond	6,637,577	—	6,637,577	(19,785,014)	(15,360)	(13,162,797)
AVIP Nasdaq-100® Index	1,480,087	43,580,345	45,060,432	—	111,135,126	156,195,558
AVIP BlackRock Advantage Large Cap Core	6,725,252	32,533,529	39,258,781	—	98,507,340	137,766,121
AVIP BlackRock Advantage Small Cap Growth	452,180	1,026,288	1,478,468	—	14,811,676	16,290,144
AVIP S&P MidCap 400® Index	7,027,073	33,818,751	40,845,824	—	71,752,726	112,598,550
AVIP BlackRock Advantage Large Cap Growth	10,016,344	56,023,790	66,040,134	—	108,567,308	174,607,442

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
December 31, 2025
Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains (Losses)	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)(1)	Total Accumulated Earnings (Deficit)
AVIP Constellation Dynamic Risk Balanced	$37,288,036	$1,871,782	$39,159,818	$—	$85,528,279	$124,688,097
AVIP Core Plus Bond	19,323,969	—	19,323,969	(69,736,708)	(20,566,355)	(70,979,094)
AVIP Intech U.S. Low Volatility	8,647,077	54,859,462	63,506,539	—	62,281,657	125,788,196
AVIP AB Relative Value	1,287,562	6,468,730	7,756,292	—	20,070,762	27,827,054
AVIP Constellation Managed Risk Balanced	12,127,409	30,750,232	42,877,641	—	70,343,034	113,220,675
AVIP Constellation Managed Risk Moderate Growth	14,493,812	32,965,218	47,459,030	—	113,979,346	161,438,376
AVIP Constellation Managed Risk Growth	6,679,794	50,123,122	56,802,916	—	112,777,143	169,580,059
AVIP Moderately Conservative Model	5,366,157	6,402,590	11,768,747	—	2,523,312	14,292,059
AVIP Balanced Model	20,022,646	46,744,703	66,767,349	—	41,684,172	108,451,521
AVIP Moderate Growth Model	38,536,119	113,497,490	152,033,609	—	138,518,852	290,552,461
AVIP Growth Model	8,790,449	31,807,203	40,597,652	—	41,608,812	82,206,464

(1)
The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributed primarily to tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/(losses) on certain instruments.
For federal income tax purposes, the following Portfolios had capital loss carryforwards ("CLCF") as of December 31, 2025 that are available to offset future realized gains, if any:
Portfolio	Total Loss Carryforward	No Expiration Short Term	No Expiration Long Term	CLCO Utilized
AVIP Bond	$11,692,295	$358,601	$11,333,694	$ —
AVIP AB Small Cap	—	—	—	8,140,150
AVIP High Income Bond	19,785,014	—	19,785,014	—
AVIP Core Plus Bond	69,736,708	27,941,486	41,795,222	—
AVIP Constellation Managed Risk Balanced	—	—	—	3,624,858
The cost basis for federal income tax purposes may differ from the cost basis for financial reporting purposes. The table below details the unrealized appreciation (depreciation) and aggregate cost of investments at December 31, 2025 for federal income tax purposes.
	AVIP Bond	AVIP BlackRock Balanced Allocation	AVIP BlackRock Advantage International Equity	AVIP Fidelity Institutional AM® Equity Growth	AVIP AB Small Cap	AVIP AB Mid Cap Core
Gross unrealized:
Appreciation	$1,713,971	$85,060,904	$43,022,538	$34,735,703	$21,993,803	$11,324,925
Depreciation	(8,773,577)	(10,091,621)	(5,044,156)	(4,467,245)	(14,540,165)	(6,231,450)
Net unrealized appreciation (depreciation)	$(7,059,606)	$74,969,283	$37,978,382	$30,268,458	$7,453,638	$5,093,475
Aggregate cost of investments:	$270,253,836	$287,017,330	$306,107,586	$214,171,474	$272,773,659	$95,760,164

	AVIP S&P 500® Index	AVIP BlackRock Advantage Large Cap Value	AVIP High Income Bond	AVIP Nasdaq-100® Index	AVIP BlackRock Advantage Large Cap Core	AVIP BlackRock Advantage Small Cap Growth
Gross unrealized:
Appreciation	$605,551,067	$34,061,226	$824,204	$117,863,097	$104,550,066	$23,452,376
Depreciation	(23,205,391)	(6,818,943)	(839,722)	(6,727,971)	(6,042,726)	(8,640,700)
Net unrealized appreciation (depreciation)	$582,345,676	$27,242,283	$(15,518)	$111,135,126	$98,507,340	$14,811,676
Aggregate cost of investments:	$592,449,359	$159,114,288	$115,476,784	$148,146,808	$226,125,834	$111,368,981

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
December 31, 2025

	AVIP S&P MidCap 400® Index	AVIP BlackRock Advantage Large Cap Growth	AVIP Constellation Dynamic Risk Balanced	AVIP Core Plus Bond	AVIP Intech U.S. Low Volatility	AVIP AB Relative Value
Gross unrealized:
Appreciation	$105,192,748	$113,101,065	$95,715,553	$5,063,264	$73,003,938	$22,750,560
Depreciation	(33,440,022)	(4,533,757)	(10,187,274)	(25,629,619)	(10,722,281)	(2,679,798)
Net unrealized appreciation (depreciation)	$71,752,726	$108,567,308	$85,528,279	$(20,566,355)	$62,281,657	$20,070,762
Aggregate cost of investments:	$446,753,588	$349,096,652	$1,448,448,878	$522,336,293	$491,692,840	$106,984,058

	AVIP Constellation Managed Risk Balanced	AVIP Constellation Managed Risk Moderate Growth	AVIP Constellation Managed Risk Growth	AVIP Moderately Conservative Model	AVIP Balanced Model	AVIP Moderate Growth Model
Gross unrealized:
Appreciation	$73,178,807	$113,979,346	$114,405,502	$6,174,243	$48,246,423	$142,460,888
Depreciation	(2,835,773)	—	(1,628,359)	(3,650,931)	(6,562,251)	(3,942,036)
Net unrealized appreciation (depreciation)	$70,343,034	$113,979,346	$112,777,143	$2,523,312	$41,684,172	$138,518,852
Aggregate cost of investments:	$423,005,291	$1,127,327,044	$302,297,683	$163,107,729	$637,167,455	$1,235,866,996

AVIP Growth Model
Gross unrealized:
Appreciation	$41,616,470
Depreciation	(7,658)
Net unrealized appreciation	$41,608,812
Aggregate cost of investments:	$298,245,631
The tax character of cash distributions paid to shareholders for the year ended December 31, 2025, as well as other reclassifications of capital accounts due to permanent tax differences, were as follows (in aggregate):
	Distributions Paid to Shareholders			Other Reclassifications
Portfolio	Ordinary Income*	Net Long-Term Capital Gains	Total Distribution	Paid-in Capital	Total Distributable Earnings
AVIP Bond	$8,660,818	$ —	$8,660,818	$ —	$ —
AVIP BlackRock Balanced Allocation	20,642,533	35,935,016	56,577,549	—	—
AVIP BlackRock Advantage International Equity	7,822,867	2,050,395	9,873,262	—	—
AVIP Fidelity Institutional AM® Equity Growth	10,765,925	11,802,936	22,568,861	—	—
AVIP AB Small Cap	73,314	—	73,314	—	—
AVIP AB Mid Cap Core	615,357	1,425,048	2,040,405	558	(558)
AVIP S&P 500® Index	13,082,020	145,207,265	158,289,285	2,453	(2,453)
AVIP BlackRock Advantage Large Cap Value	15,168,935	11,189,725	26,358,660	7,832	(7,832)
AVIP High Income Bond	6,904,427	—	6,904,427	—	—
AVIP Nasdaq-100® Index	1,107,480	46,046,024	47,153,504	—	—
AVIP BlackRock Advantage Large Cap Core	17,794,841	34,994,146	52,788,987	—	—
AVIP BlackRock Advantage Small Cap Growth	33,547	4,913,184	4,946,731	—	—
AVIP S&P MidCap 400® Index	19,913,741	40,509,902	60,423,643	—	—
AVIP BlackRock Advantage Large Cap Growth	51,071,236	82,528,517	133,599,753	—	—
AVIP Constellation Dynamic Risk Balanced	42,961,727	204,602,705	247,564,432	—	—
AVIP Core Plus Bond	20,456,299	—	20,456,299	—	—
AVIP Intech U.S. Low Volatility	36,204,591	65,454,699	101,659,290	—	—
AVIP AB Relative Value	1,464,681	8,896,676	10,361,357	—	—

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
December 31, 2025
	Distributions Paid to Shareholders			Other Reclassifications
Portfolio	Ordinary Income*	Net Long-Term Capital Gains	Total Distribution	Paid-in Capital	Total Distributable Earnings
AVIP Constellation Managed Risk Balanced	$13,762,703	$ —	$13,762,703	$ —	$ —
AVIP Constellation Managed Risk Moderate Growth	12,758,696	31,180,836	43,939,532	—	—
AVIP Constellation Managed Risk Growth	11,865,942	22,314,875	34,180,817	—	—
AVIP Moderately Conservative Model	4,660,203	1,924,046	6,584,249	—	—
AVIP Balanced Model	16,562,913	17,906,723	34,469,636	—	—
AVIP Moderate Growth Model	27,839,135	24,373,047	52,212,182	—	—
AVIP Growth Model	5,748,451	5,168,233	10,916,684	—	—
* Ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.
The tax character of cash distributions paid to shareholders for the year ended December 31, 2024, as well as other reclassifications of capital accounts due to permanent tax differences, were as follows (in aggregate):
	Distributions Paid to Shareholders			Other Reclassifications
Portfolio	Ordinary Income*	Net Long-Term Capital Gains	Total Distribution	Paid-in Capital	Total Distributable Earnings
AVIP Bond	$8,037,254	$—	$8,037,254	$—	$—
AVIP BlackRock Balanced Allocation	8,724,979	4,437,588	13,162,567	—	—
AVIP BlackRock Advantage International Equity	8,596,710	—	8,596,710	—	—
AVIP Fidelity Institutional AM® Equity Growth	1,355,287	7,138,154	8,493,441	—	—
AVIP AB Small Cap	491,912	—	491,912	—	—
AVIP AB Mid Cap Core	359,724	—	359,724	(117)	117
AVIP S&P 500® Index	14,917,091	81,648,505	96,565,596	(473)	473
AVIP BlackRock Advantage Large Cap Value	6,744,337	—	6,744,337	(1,643)	1,643
AVIP High Income Bond	7,055,612	—	7,055,612	—	—
AVIP Nasdaq-100® Index	1,314,266	49,750,808	51,065,074	—	—
AVIP BlackRock Advantage Large Cap Core	6,628,542	4,253,347	10,881,889	—	—
AVIP BlackRock Advantage Small Cap Growth	106,070	—	106,070	—	—
AVIP S&P MidCap 400® Index	6,944,524	19,421,611	26,366,135	—	—
AVIP BlackRock Advantage Large Cap Growth	40,270,909	8,721,793	48,992,702	—	—
AVIP Constellation Dynamic Risk Balanced	25,112,235	—	25,112,235	—	—
AVIP Core Plus Bond	17,192,571	—	17,192,571	—	—
AVIP Intech U.S. Low Volatility	9,320,606	—	9,320,606	—	—
AVIP AB Relative Value	1,896,675	—	1,896,675	—	—
AVIP Constellation Managed Risk Balanced	14,636,740	—	14,636,740	—	—
AVIP Constellation Managed Risk Moderate Growth	15,104,679	5,385,086	20,489,765	—	—
AVIP Constellation Managed Risk Growth	15,940,462	4,100,377	20,040,839	—	—
AVIP Moderately Conservative Model	4,649,759	598,998	5,248,757	—	—
AVIP Balanced Model	15,131,002	—	15,131,002	—	—
AVIP Moderate Growth Model	23,374,317	—	23,374,317	—	—
AVIP Growth Model	4,506,813	—	4,506,813	—	—
* Ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

AuguStar Variable Insurance Products Fund, Inc.
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
 AuguStar Variable Insurance Products Fund, Inc.:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of AVIP Bond Portfolio, AVIP BlackRock Balanced Allocation Portfolio, AVIP BlackRock Advantage International Equity Portfolio, AVIP Fidelity Institutional AM® Equity Growth Portfolio, AVIP AB Small Cap Portfolio, AVIP AB Mid Cap Core Portfolio, AVIP S&P 500® Index Portfolio, AVIP BlackRock Advantage Large Cap Value Portfolio, AVIP High Income Bond Portfolio (formerly AVIP Federated High Income Bond Portfolio), AVIP Nasdaq-100® Index Portfolio, AVIP BlackRock Advantage Large Cap Core Portfolio, AVIP BlackRock Advantage Small Cap Growth Portfolio, AVIP S&P MidCap 400® Index Portfolio, AVIP BlackRock Advantage Large Cap Growth Portfolio, AVIP Constellation Dynamic Risk Balanced Portfolio, AVIP Core Plus Bond Portfolio (formerly AVIP Federated Core Plus Bond Portfolio), AVIP Intech U.S. Low Volatility Portfolio, AVIP AB Relative Value Portfolio, AVIP Constellation Managed Risk Balanced Portfolio, AVIP Constellation Managed Risk Moderate Growth Portfolio, AVIP Constellation Managed Risk Growth Portfolio, AVIP Moderately Conservative Model Portfolio, AVIP Balanced Model Portfolio, AVIP Moderate Growth Model Portfolio, and AVIP Growth Model Portfolio (each a Portfolio and collectively, the Portfolios of AuguStar Variable Insurance Products Fund, Inc.), including the schedules of investments, as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolios as of December 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with custodians, brokers, and transfer agents, or by other appropriate auditing procedures when replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ KPMG LLP
We have served as the auditor of one or more AuguStar Variable Insurance Products Fund, Inc. investment companies since 1969.
Columbus, Ohio
February 20, 2026

AuguStar Variable Insurance Products Fund, Inc.
Additional Information
December 31, 2025 (Unaudited)
(1)Review and Approval of Investment Advisory and Sub-Advisory Agreements for Existing Portfolios
At a meeting held on November 10, 2025, the Board of Directors (the “Board” or “Directors”), all of whom  are not “interested persons” (“Independent Directors”) of AuguStar Variable Insurance Products Fund, Inc. (the “Fund”), approved the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) with Constellation Investments, Inc. (“Adviser”) and, as applicable, sub-advisory agreements (each a “Sub-Advisory Agreement”) with the sub-advisers (each a “Sub-Adviser,” and together the “Sub-Advisers”) for the Portfolios identified below.  The Directors were separately represented by independent legal counsel in connection with their consideration of the approval of the continuation of these agreements.
The Directors noted that the Adviser is responsible for directly managing certain of the Fund’s investment portfolios (each, a “Portfolio”) and for monitoring the investment performance and other activities of the various Sub-Advisers that have day-to-day responsibility for the decisions made for certain of the Fund’s other Portfolios.  The Directors further noted that for those Portfolios operating as “funds of funds,” the Adviser bears significant responsibility and administrative burdens in the monitoring and reporting required by Rule 12d1-4 under the Investment Company Act of 1940, as amended.  They also noted that the Adviser reports to the Board on its analysis of its performance and the performance of each Sub-Adviser at the regular meetings of the Board, which are held at least quarterly.  The Directors reviewed the compliance and operational services provided to the Portfolios by the Adviser, which includes implementing and operating the Fund’s Liquidity Risk Management and Derivatives Risk Management programs and overseeing the valuation of portfolio securities. Finally, the Board noted that the Adviser provides the facilities and equipment utilized by the Portfolios; supplies business management services to the Fund, including monitoring expense accruals and preparing the Portfolios’ financial statements; prepares and files Fund registration statements, proxies, shareholder reports and other regulatory filings; provides financial oversight; and ensures that proxies related to each Portfolio’s holdings are voted in compliance with policies approved by the Board.  Finally, the Directors noted that the Adviser and its parent, AuguStar Life Insurance Company, bear reputational and litigation risks for any actions taken by the Fund, the Board, the Sub-Advisers, and third parties servicing the Fund.
In considering the Advisory Agreement and Sub-Advisory Agreements, the Board requested, received and reviewed a significant amount of information relating to each Portfolio, the Adviser and the Sub-Advisers, including the following:  (1) performance data for each Portfolio for various time periods, including year-to-date, through September 30, 2025, (2) comparative performance, advisory fee, and expense ratio information for a peer group of funds in each respective Portfolio’s Morningstar category (a “peer group”), as well as management fee peer comparison charts showing where each Portfolio’s advisory and sub-advisory fees were located in the dispersion of its peer group’s advisory and sub-advisory fees; (3) comparable performance information for each Portfolio’s relevant benchmark index or indices; (4) other comparative data regarding advisory fees, including data regarding the fees charged by the Adviser and Sub-Advisers for managing other institutional funds and institutional accounts using investment strategies and techniques similar to those used in managing the Portfolios, as applicable; (5) comparative data regarding the expense ratio of each Portfolio, as compared to its peer group; (6) a profitability analysis for the Adviser with respect to each Portfolio; and (7) other information regarding the nature, extent and quality of services provided by the Adviser and the Sub-Advisers, as applicable.  The Directors also took into account information regarding the services provided by the Adviser and each Sub-Adviser, and performance, fee and expense ratio information regarding each Portfolio provided to them periodically throughout the year.  They also met with representatives of the Adviser to review the relative performance of each Portfolio, as compared with its benchmark index(es) and peer group.
The Directors were assisted by experienced independent legal counsel throughout the Advisory Agreement and Sub-Advisory Agreement review process.  The Directors discussed the proposed continuations in a private session with such counsel at which no representatives of management, the Adviser or any Sub-Adviser were present.  Each of the Directors relied upon the advice of independent legal counsel and his or her own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and each Sub-Advisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Directors were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Director may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Advisory Agreement and each Sub-Advisory Agreement.
Nature, Extent and Quality of Services
The Directors evaluated the nature, extent and quality of the advisory services provided to the Portfolios by the Adviser.  As part of their review, the Directors reviewed information regarding the Adviser’s operations, procedures, and personnel.  The Directors considered information they received during the previous year at Board meetings and other discussions and through periodic reports regarding the Adviser’s performance of its duties.  The Directors considered the capabilities and resources that the Adviser has dedicated to performing services on behalf of the Fund and its Portfolios, the experience and qualifications of the Adviser’s

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Additional Information (Continued)
December 31, 2025 (Unaudited)
portfolio managers, and the quality of administrative and other services provided by the Adviser, which include monitoring each Sub-Adviser’s performance, monitoring the quality of each Sub-Adviser’s compliance program, and providing other support to contract owners.  The Directors also considered the quality of the Adviser’s compliance programs and the Adviser’s responsiveness to Board inquiries and requests.
For each Portfolio with a fund-of-funds structure, the Directors considered that the Adviser performs significant services to the Portfolio that are in addition to, rather than duplicative of, services provided under the advisory contracts of the underlying funds.  The Directors noted the Adviser’s statement at the meeting that it performs regular reviews of each Portfolio and its underlying funds in order to confirm that the Portfolio is diversified, has the appropriate asset mix, and is performing well.
For each Portfolio subject to a Sub-Advisory Agreement, the Board considered similar criteria as applied to each Sub-Adviser, including the nature, extent and quality of the sub-advisory services provided by each Sub-Adviser.  In addition to the criteria used to review the Adviser, the Directors reviewed information on each Sub-Adviser’s portfolio management and compliance practices.  The Directors also reviewed the performance record of each Portfolio managed by the applicable Sub-Adviser.  The Directors determined that overall, they were satisfied with the nature, extent and quality of services provided to the Fund and each of the Portfolios.
Investment Performance
Representatives of the Adviser reviewed with the Directors each Portfolio’s performance for the 1-year, 3-year, 5-year and 10-year periods ended September 30, 2025, to the extent relevant, as compared to each Portfolio’s peer group and prospectus benchmark(s).  The Adviser also provided custom blended benchmarks for certain Portfolios.  The Board also considered the Adviser’s effectiveness in monitoring the performance of each Sub-Adviser and the Adviser’s timeliness in responding to performance issues.  The Directors discussed with the Adviser representatives certain Portfolios that underperformed their respective benchmark indices.  A Portfolio-by-Portfolio discussion of each Portfolio’s performance and the Board’s conclusions regarding that performance is set forth below.
Fees and Expenses
The Directors considered a report from the Adviser showing the gross and net advisory fee for each Portfolio, as well as the difference between each Portfolio’s fee and the average advisory fee for the Portfolio’s peer group and the Portfolio’s percentile ranking within the peer group.  The Directors also considered separate charts showing, for each Portfolio, how the Portfolio’s advisory fees compared to the advisory fees of the funds in its peer group.  The charts showed the number of funds in the peer group within each defined range of advisory fees, and the range that included the Portfolio.  The Directors also reviewed the difference between each Portfolio’s overall expense ratio and that of its peer group, as well as the expense ratio’s percentile ranking within the peer group.
When applicable, the Directors considered the amount of the net advisory fee retained by the Adviser, after payment of the sub-advisory fee, as well as the proportion the net fee represented of the total advisory fee, in light of the services provided by the Adviser to the Portfolio.
When applicable, the Directors also considered the fees paid to Sub-Advisers.  The Directors relied to a degree on the Adviser’s negotiation of each sub-advisory agreement at an arm’s-length basis.  The Directors considered the fees the Adviser and Sub-Advisers charge for their separately managed institutional accounts and other accounts and expressed no concerns with those rates relative to the fees charged to the Portfolios.  The Directors also recognized that it was difficult to make comparisons of advisory fees because there were variations in the services that were included in the fees paid by other funds and separately managed accounts.
Profitability
The Directors reviewed the advisory fee paid to the Adviser for each Portfolio and noted the pre-tax profit margins reported by the Adviser for each Portfolio.  The Directors also noted that the Adviser, and not the Portfolios, is responsible for paying sub-advisory fees to the Sub-Advisers.  The Board also evaluated whether the net advisory fee received by the Adviser for each Portfolio, after paying sub-advisory fees to the Sub-Adviser, was reasonable, given the level of the Adviser’s services to the Portfolio.  The Directors took into account the fact that the Adviser had contractually agreed, where applicable, to limit Portfolio expenses and reimburse expenses to the extent necessary to keep total Portfolio expenses at or below a specified amount.  The Directors further considered the statement of a representative of the Adviser that the profitability calculations account for all of the Adviser’s costs in providing services to the Fund, including services outside the investment advisory function (such as Fund operations and legal functions).  The Directors discussed that if the Adviser’s efficiency results in enhanced profitability, the Adviser’s effective use of resources should not be penalized on a comparative basis.

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Additional Information (Continued)
December 31, 2025 (Unaudited)
In considering the reasonableness of the sub-advisory fees paid by the Adviser to each Sub-Adviser, the Directors relied on the ability of the Adviser to negotiate the sub-advisory fee at arm’s length, noting that the Adviser is not affiliated with any Sub-Adviser.  The Directors also noted that the Adviser is incentivized to negotiate a favorable sub-advisory fee since it was the Adviser, not the Portfolio, which pays the sub-advisory fee.  The Board discussed economies of scale and agreed it was a matter more appropriately considered at the Advisory Agreement level.  The Board concluded that the profitability, fees, and potential realization of economies of scale by the Portfolios from the sub-advisory arrangements with the unaffiliated Sub-Advisers should not be material factors in its deliberations. After considering all of the above, the Board concluded that the profitability of the Adviser with respect to each Portfolio was reasonable.
Economies of Scale
The Directors noted that all of the advisory and sub-advisory fee schedules, other than those for the Model Portfolios, contain breakpoints that would reduce the applicable advisory or sub-advisory fees on assets above a specified level as the applicable Portfolio’s assets increase.  The Directors also noted that a Portfolio would realize additional economies of scale if the Portfolio’s net assets increased over time proportionately more than certain other expenses.  The Directors took into account that many of the Portfolios had a small amount of net assets relative to the funds in their respective peer groups.  After considering each Portfolio’s current size and potential for growth, the Board concluded that each Portfolio was likely to benefit from economies of scale as the Portfolio’s net assets increased, and that the existing breakpoints are appropriate.
In addition to the foregoing, the Directors considered the specific factors and related conclusions set forth below with respect to each Portfolio’s performance and fees and expenses.  Except as otherwise indicated, the performance data described below for each Portfolio is for periods ended September 30, 2025.
AVIP Bond Portfolio.  The Directors noted that the Portfolio underperformed its benchmark index for all periods and generally performed in line with its peer group but also acknowledged that the Portfolio’s strategy is not one that promotes overperformance.  The Directors noted that the Portfolio’s advisory fee was slightly higher than the peer group average while its net expense ratio was below the peer group average.  Overall, the Board concluded that the Portfolio’s performance was acceptable and its advisory fee was reasonable.
AVIP BlackRock Balanced Allocation Portfolio (Sub-Adviser – BlackRock).  The Directors acknowledged that performance before February 2019 was attributable to the prior sub-adviser.  They observed that the Portfolio underperformed its blended benchmark for the 1-year and 10-year periods, although they noted the benchmark does not reflect the balanced nature of the Portfolio.  The Directors observed that the Portfolio outperformed its blended benchmark index for the 3-year period and outperformed its peer group for all periods.  The Directors noted that both the Portfolio’s advisory fee and net expense ratio were below the peer group averages.  Overall, the Directors concluded that the Portfolio’s performance was acceptable and that the advisory and sub-advisory fees were reasonable.
AVIP BlackRock Advantage International Equity Portfolio, (Sub-Adviser – BlackRock).  The Directors acknowledged that performance prior to December 2019 was attributable to the prior sub-adviser.  The Directors observed that the Portfolio outperformed its peers and benchmark index for all periods and reported that the portfolio’s advisory fee and net expense ratio were both below the peer group average. Overall, the Board concluded that the Portfolio’s performance was acceptable and that the advisory and sub-advisory fees were reasonable.
AVIP Fidelity Institutional AM Equity Growth (Sub-Adviser – FIAM).  The Directors acknowledged that performance prior to July 2023 was attributable to the prior sub-adviser.  The Directors observed that the Portfolio underperformed its benchmark index for all periods and peer group average for the 1-year, 5-year, and 10-year periods.  The Directors noted that the Portfolio’s advisory fee was below the peer group average, and the Portfolio’s expense ratio was below the peer group average.  Overall, the Board concluded that the Portfolio’s performance was acceptable and that the advisory and sub-advisory fees were reasonable.  The Directors and the Adviser decided to monitor performance and explore a change in the sub-adviser if performance does not improve.
AVIP AB Small Cap (Sub-Adviser – AB).  The Directors acknowledged that perforance prior to May 2021 was attributable to the prior sub-adviser.  The Directors noted that the Portfolio underperformed its peer group and benchmark index for all periods.  The Directors noted that the Portfolio’s advisory fee and net expense ratio were below the peer group averages.  Overall, the Directors concluded that the Portfolio’s advisory fee and sub-advisory fees were reasonable.  The Directors and the Adviser decided to monitor performance and explore a change in the sub-adviser if performance does not improve.

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Additional Information (Continued)
December 31, 2025 (Unaudited)
AVIP AB Mid Cap Core (Sub-Adviser – AB).  The Directors recognized that the Portfolio’s performance prior to May 2021 was attributable to the prior sub-adviser.  The Directors noted that the Portfolio underperformed its benchmark index for all periods but outperformed its peer group for all but the 5-year period.  The Directors observed that the Portfolio’s advisory fee was on par with its peer group and the expense ratio was below the peer group average.  The Directors concluded that the advisory and sub-advisory fees were reasonable.  The Directors and the Adviser decided to monitor performance and explore a change in the sub-adviser if performance does not improve.
AVIP S&P 500® Index Portfolio (Sub-Adviser – Geode).  The Directors observed that while the Portfolio underperformed its benchmark index across all periods, it outperformed its peer group for all periods, and its performance generally was in line with the index when expenses were excluded.  The Directors noted that peer group performance data for index funds is generally irrelevant and did not rely on peer group comparison performance figures for the Portfolio.  The Directors noted that, while the advisory fee was above the Portfolio’s peer group average, the overall expense ratio was the statistic most important to index fund shareholders, and the Portfolio’s net expense ratio was lower than the average for the peer group.  Overall, the Directors concluded that the Portfolio’s performance was acceptable and that the advisory and sub-advisory fees were reasonable.
AVIP BlackRock Advantage Large Cap Value Portfolio (Sub-Adviser –BlackRock).  The Directors noted that the Portfolio’s performance prior to December 2019 was attributable to the prior sub-adviser.  The Directors considered that the Portfolio outperformed or performed in line with its peer group and benchmark index for all periods. The Directors noted that the Portfolio’s advisory fee was in line with the peer group average and that the Portfolio’s expense ratio was below the peer group average.  Overall, the Board concluded that the Portfolio’s performance was acceptable, and its advisory and sub-advisory fees were reasonable.
AVIP High Income Bond Portfolio (formerly sub-advised by Federated Investment).  The Directors observed that while the Portfolio underperformed its peer group and benchmark index for all periods shown.  The Directors noted that the advisory fee and net expense ratio were above the peer group average.  The Adviser attributed the relatively higher fees to the higher research and trading costs associated with managing a relatively small high-yield portfolio.  Directors further noted that the Adviser would assume direct management of the Portfolio on December 5, 2025.  The Directors determined to renew the Advisory Agreement, with the caveat that the level of advisory fee will be reexamined if the Adviser does not improve the Portfolio’s performance.
AVIP Nasdaq-100® Index Portfolio (Sub-Adviser – Geode).  The Directors observed that while the Portfolio underperformed its benchmark index across all time periods shown, its performance generally was in line with the index when expenses were excluded.  The Directors noted that the Portfolio outperformed its peer group for all periods but deemed peer group performance data for index funds to be generally irrelevant and did not rely on peer group comparison performance.  The Directors noted that the Portfolio’s advisory fee and net expense ratio were below the peer group average.  Overall, the Directors concluded that the Portfolio’s performance was acceptable and that the advisory and sub-advisory fees were reasonable.
AVIP BlackRock Advantage Large Cap Core Portfolio (Sub-Adviser – BlackRock).  The Directors noted that performance prior to February 2019 was attributable to the prior sub-adviser.  They observed that although the Portfolio underperformed its benchmark index for the 1-year, 5-year and 10-year periods, it outperformed its peer group for all periods.  The Directors considered that the Portfolio’s advisory fee was in line with the peer group average and its net expense ratio was below the peer group average.  Overall, the Directors concluded that the Portfolio’s performance was acceptable and that the advisory and sub-advisory fees were reasonable.
AVIP BlackRock Advantage Small Cap Growth Portfolio (Sub-Adviser – BlackRock).   The Directors acknowledged that the Portfolio’s performance prior to February 2019 was attributable to the previous sub-advisor.  They observed that the Portfolio underperformed its benchmark index for all but the 10-year period and outperformed its peer group for all periods. The Directors noted that the Portfolio’s advisory fee and net expense ratio were both below the peer group average.  Overall, the Directors concluded that the Portfolio’s performance was acceptable and that the advisory and sub-advisory fees were reasonable.
AVIP S&P MidCap 400® Index (Sub-Adviser – Geode).  The Directors acknowledged that while the Portfolio underperformed its benchmark index, its performance generally was in line with the benchmark index when expenses were excluded.  The Directors noted that the Portfolio outperformed its peer group for all periods but deemed peer group performance data for index funds to be generally irrelevant and did not rely on peer group comparison performance figures for the Portfolio.  The Directors noted that, while the advisory fee was above the Portfolio’s peer group average, the overall expense ratio was the statistic most important to index fund shareholders, and the Portfolio’s net expense ratio was lower than the average for the peer group.  Overall, the Directors concluded that the Portfolio’s performance was acceptable and that the advisory and sub-advisory fees were reasonable.

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Additional Information (Continued)
December 31, 2025 (Unaudited)
AVIP BlackRock Advantage Large Cap Growth Portfolio (Sub-Adviser – BlackRock).  The Directors recognized that the Portfolio’s performance prior to February 2019 was attributable to the prior sub-adviser.  They observed that the Portfolio underperformed its benchmark index for the 1-year, 3-year, 5-year, and 10-year periods, but outperformed its peer group for all periods.   The Directors noted that the Portfolio’s advisory fee and net expense ratios were below the peer group averages.  Overall, the Directors concluded that the Portfolio’s performance was acceptable, and the advisory fee and sub-advisory fees were reasonable.
AVIP Constellation Dynamic Risk Balanced Portfolio.  The Directors noted that the Adviser began advising the Portfolio without a sub-adviser on November 25, 2024.  They noted that from May 1, 2014 to November 25, 2024, the Portfolio was sub-advised by sub-advisers not affiliated with the Adviser using different investment strategies and, therefore, performance for prior periods were not indicative of returns of the current strategy or Adviser.  Consequently, the Directors concluded that the past performance of the Portfolio, prior to November 25, 2024, was not relevant to their deliberations.  The Directors noted that while the Portfolio continues to underperform its peer group and benchmark, performance has improved significantly since the Adviser began to directly manage the Portfolio.  The Directors noted that the Portfolio’s advisory fee was higher than its peer group’s average but considered that the Portfolio is managed in a dynamic manner and contains a risk management overlay, which reduces risk but adds complexity and additional management expense.  The Directors also noted that the Portfolio’s net expense ratio was below its peer group average.  Overall, the Directors concluded that the Portfolio’s advisory was reasonable.
AVIP Core Plus Bond Portfolio (formerly sub-advised by Federated Investment).  The Directors observed that the Portfolio underperformed its peer group for all periods and its benchmark index for the 1-year and 3-year periods.  The Directors noted that the Portfolio’s 1-year, 3-year and 5-year performance placed it in the 88th, 90th, and 76th percentile of its peer group, respectively.  The Directors further noted that the Adviser would assume direct management of the Portfolio on December 5, 2025.  The Directors observed that the Portfolio’s advisory fee was on par with the peer group while its net expense ratio was below the peer group average.  Overall, the Board concluded that the that the advisory fee was reasonable.
AVIP U.S. Low Volatility Portfolio (Sub-Adviser – Intech).  The Directors noted that the Portfolio outperformed the benchmark index for all periods shown and underperformed its peer group average for all periods, although the Adviser stated that the Portfolio’s benchmark index is not representative of low volatility funds.  The Directors noted that the Portfolio’s advisory fee and net expense ratio were below the peer group average.  Overall, the Directors concluded that the Portfolio’s performance bore monitoring and that the advisory fees and sub-advisory fees were reasonable.
AVIP AB Relative Value Portfolio (Sub-Adviser – AB).  The Directors noted that the Portfolio underperformed its peer group and benchmark index for all periods.  The Directors also noted that the Portfolio’s advisory fee and net expense ratio were below the peer group averages.  Overall, the Directors concluded that the Portfolio’s advisory fee and sub-advisory fees were reasonable.  The Directors and the Adviser decided to monitor performance and explore a change in the sub-adviser if performance does not improve.
AVIP Constellation Managed Risk Balanced Portfolio. The Directors noted that the Adviser began advising the Portfolio without a sub-adviser on November 25, 2024.  They noted that from June 25, 2021 to November 25, 2024, the Portfolio was sub-advised by a sub-adviser not affiliated with the Adviser under a different strategy and, therefore, performance for prior periods were not indicative of returns of the current strategy or Adviser.  Consequently, the Directors concluded that the past performance of the Portfolio, prior to November 25, 2024, was not relevant to their deliberations.  The Directors observed that the Portfolio underperformed its benchmark index for all periods but also outperformed its peer group over the same periods.  The Directors noted that the Portfolio’s advisory fee was higher than its peer group’s average but considered that the Portfolio employs a complex strategy containing a risk management overlay, which adds additional management expense.  The Directors also noted that the Portfolio’s net expense ratio was below its peer group average.  Overall, the Directors concluded that the advisory fee was reasonable.
AVIP Constellation Managed Risk Moderate Growth Portfolio.  The Directors noted that the Adviser began advising the Portfolio without a sub-adviser on November 25, 2024.  They also noted that from June 25, 2021 to November 25, 2024, the Portfolio was sub-advised by a sub-adviser not affiliated with the Adviser under a different strategy and, therefore, performance for prior periods were not indicative of returns of the current strategy or Adviser.  Consequently, the Directors concluded that the past performance of the Portfolio, prior to November 25, 2024, was not relevant to their deliberations.  The Directors noted that the Portfolio underperformed its benchmark index for all periods but also outperformed its peer group over the same periods.  The Directors noted that the Portfolio’s advisory fee was higher than its peer group’s average but considered that the Portfolio employs a complex strategy containing a risk management overlay, which adds additional management expense.  The Directors also noted that the Portfolio’s net expense ratio was below its peer group average.
AVIP Constellation Managed Risk Growth Portfolio.  The Directors noted that the Adviser began advising the Portfolio without a sub-adviser on November 25, 2024.  They also noted that from October 14, 2022 to November 25, 2024, the Portfolio was sub-advised by a sub-adviser not affiliated with the Adviser under a different strategy and, therefore, performance for prior periods were not

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Additional Information (Continued)
December 31, 2025 (Unaudited)
indicative of returns of the current strategy or Adviser.  Consequently, the Directors concluded that the past performance of the Portfolio, prior to November 25, 2024, was not relevant to their deliberations.  The Directors noted that the Portfolio underperformed its benchmark index for all periods but also outperformed its peer group over the same periods.    The Directors noted that the Portfolio’s advisory fee was higher than its peer group’s average but considered that the Portfolio employs a complex strategy containing a risk management overlay, which adds additional management expense.  The Directors also noted that the Portfolio’s net expense ratio was below its peer group average.
AVIP Moderately Conservative Model.  The Directors noted that the Portfolio outperformed its peer group average for all periods and its benchmark index for all periods other than the 1-year period.  The Directors observed that the Portfolio’s advisory fee was higher than the peer group average, and the net expense ratio was lower than the average of its peer group. Overall, the Directors concluded that the Portfolio’s performance was acceptable and that the advisory fee was reasonable.
AVIP Balanced Model.  The Directors observed that while the Portfolio underperformed its benchmark index for the 1- year and 3-year periods, it outperformed the peer group average for all but the 5-year period.  The Directors noted that the Portfolio’s advisory fee was above the peer group average and the net expense ratio was lower than the average of its peer group. Overall, the Directors concluded that the Portfolio’s performance was acceptable and that the advisory fee was reasonable.
AVIP Moderate Growth Model.  The Directors observed that while the Portfolio underperformed its benchmark index for all periods, it outperformed its peer group average for all periods.  The Directors also noted that the Portfolio’s advisory fee was above the peer group average, and the net expense ratio was lower than the average of its peer group. Overall, the Directors concluded that the Portfolio’s performance was acceptable and that the advisory fee was reasonable.
AVIP Growth Model.  The Directors observed that while the Portfolio underperformed its benchmark index for all periods, it outperformed its peer group average for all periods.  The Directors also noted that the Portfolio’s advisory fee was above the peer group average, and the net expense ratio was lower than the average of its peer group. Overall, the Directors concluded that the Portfolio’s performance was acceptable and that the advisory fee was reasonable.
After consideration of the foregoing, the Board reached the following conclusions regarding the Advisory Agreement and, as applicable, the Sub-Advisory Agreement with respect to each Portfolio, in addition to the conclusions set forth above:  (1) the Adviser and the Sub-Advisers demonstrated that they possessed the capability and resources to perform the duties required of them under the Advisory Agreement and applicable Sub-Advisory Agreement(s), respectively; (2) the investment philosophy, strategies and techniques of the Adviser (with respect to the Portfolios without a Sub-Adviser) and the Sub-Advisers were appropriate for pursuing the applicable Portfolio’s investment objective; (3) the Adviser (with respect to the Portfolios without a Sub-Adviser) and the Sub-Advisers were likely to execute their investment philosophy, strategies and techniques consistently over time; and (4) the Adviser and the Sub-Advisers maintained appropriate compliance programs.  Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Director not necessarily attributing the same weight to each factor, the Directors unanimously concluded that approval of the continuation of the Advisory Agreement and, as applicable, the Sub-Advisory Agreements was in the best interests of the Portfolios and their shareholders.  Accordingly, the Board, consisting exclusively of Independent Directors, voted unanimously to approve the continuation of the Advisory Agreement and, as applicable, the Sub-Advisory Agreements for the Portfolios.
(2)Other Federal Tax Information
For corporate shareholders, the percentages of the total ordinary income dividends paid in the 2025 tax year that qualify for the corporate dividends received deduction are as follows:

AVIP Bond	0.00%
AVIP BlackRock Balanced Allocation	16.21%
AVIP BlackRock Advantage International Equity	0.00%
AVIP Fidelity Institutional AM® Equity Growth	4.07%
AVIP AB Small Cap	100.00%
AVIP AB Mid Cap Core	100.00%
AVIP S&P 500® Index	100.00%
AVIP BlackRock Advantage Large Cap Value	22.74%
AVIP High Income Bond	0.00%
AVIP Nasdaq-100® Index	100.00%
AVIP BlackRock Advantage Large Cap Core	21.26%
AVIP BlackRock Advantage Small Cap Growth	100.00%
AVIP S&P MidCap 400® Index	29.67%
AVIP BlackRock Advantage Large Cap Growth	6.23%
AVIP Constellation Dynamic Risk Balanced	21.77%
AVIP Core Plus Bond	0.00%
AVIP Intech U.S. Low Volatility	29.95%
AVIP AB Relative Value	100.00%
AVIP Constellation Managed Risk Balanced	15.19%
AVIP Constellation Managed Risk Moderate Growth	26.91%
AVIP Constellation Managed Risk Growth	23.48%
AVIP Moderately Conservative Model	12.29%
AVIP Balanced Model	18.24%

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Additional Information (Continued)
December 31, 2025 (Unaudited)
AVIP Moderate Growth Model	27.87%
AVIP Growth Model	36.37%
Pursuant to Section 853 of the Internal Revenue Code, the Fund designates the following amounts as foreign taxes paid for the year ended December 31, 2025:
	Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
AVIP BlackRock Advantage International Equity	$904,531	$0.0510	95.67%
AVIP Constellation Managed Risk Balanced	$27,834	$0.0006	6.28%
AVIP Constellation Managed Risk Moderate Growth	$32,353	$0.0010	4.92%
AVIP Constellation Managed Risk Growth	$33,775	$0.0012	9.28%
AVIP Moderately Conservative Model	$76,074	$0.0054	5.48%
AVIP Balanced Model	$530,888	$0.0098	12.50%
AVIP Moderate Growth Model	$1,357,607	$0.0130	16.13%
AVIP Growth Model	$444,519	$0.0180	22.74%

Portfolio	Record Date Shares Outstanding	Record Date
AVIP BlackRock Advantage International Equity	17,740,154	9/16/2025
AVIP Constellation Managed Risk Balanced	45,910,510	9/16/2025
AVIP Constellation Managed Risk Moderate Growth	31,410,715	9/16/2025
AVIP Constellation Managed Risk Growth	27,468,659	9/16/2025
AVIP Moderately Conservative Model	14,093,583	9/16/2025
AVIP Balanced Model	54,295,086	9/16/2025
AVIP Moderate Growth Model	104,498,094	9/16/2025
AVIP Growth Model	24,760,998	9/16/2025
Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes. None of the Portfolios listed above derived any income from ineligible foreign sources, as defined under Section 901(j) of the Internal Revenue Code.
(3)Other Disclosures
The Statement of Additional Information (the "SAI") of the Fund includes information about the the Board as well as a description of the policies and procedures the Fund uses in voting proxies related to the Fund's securities. The SAI is available at http://www.augustarfund.com or upon request, without charge, by calling 877-781-6392 (toll-free).
Information regarding how the Fund voted proxies during the most recent twelve-month period ended June 30, as reported in Form N-PX, is available without charge, upon request, by calling 877-781-6392 (toll-free), at http://www.augustarfund.com, and on the SEC's website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1) All directors and all members of any advisory board for regular compensation;   $880,000

(2) Each director and each member of an advisory board for special compensation;  $0

(3) All officers; $0

(4) Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information required is disclosed as part of the financial statements included in Item 7.

Item 12. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable for open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors.

Item 16. Controls and Procedures.

  The Fund’s principal executive officer and principal financial officer have concluded, based on their evaluation conducted as of a date within 90 days of the filing of this report, that the Fund’s disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the Fund, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the Fund on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Fund’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

a.1. The Fund’s Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE.

a.2. A separate certification for each principal executive officer and principal financial officer of the Fund as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

a.3. The certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AuguStar® Variable Insurance Products Fund, Inc.

By:	/s/ Thomas G. Mooney
Thomas G. Mooney
President
(Principal Executive Officer)
Date:	March 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas G. Mooney
Thomas G. Mooney
President
(Principal Executive Officer)
Date:	March 6, 2026
By:	/s/ Matthew J. Donlan
Matthew J. Donlan
Treasurer
(Principal Financial Officer)
Date:	March 6, 2026

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